                        [LOGO OF SAFECO CORPORATION]
________________________________________________________________________________

                                   SAFECO Mutual Funds
                                   Annual Report
________________________________________________________________________________

Class A, B and C Shares            December 31, 2001
________________________________________________________________________________

                                   SAFECO Stock Funds


                                   Growth Opportunities Fund               1

                                   Equity Fund                             5

                                   Dividend Income Fund                   10

                                   Northwest Fund                         15

                                   International Stock Fund               19

                                   Balanced Fund                          25

                                   Small Company Value Fund               32

                                   U.S. Value Fund                        36

                                   Small Company Growth Fund              41

                                   U.S. Growth Fund                       45


                                   SAFECO Taxable Bond Funds

                                   High-Yield Bond Fund                   50

                                   Intermediate-Term U.S. Treasury Fund   55

                                   GNMA Fund                              57

                                   Managed Bond Fund                      59


                                   SAFECO Tax-Exempt Bond Funds

                                   California Tax-Free Income Fund        63

                                   Municipal Bond Fund                    67


                                   SAFECO Money Market Fund

                                   Money Market Fund                      75

Report From the Fund Manager
SAFECO Growth Opportunities Fund
December 31, 2001



[PHOTO] Thomas M. Maguire

The SAFECO Growth Opportunities Fund came through 2001 with returns far exceeding the Russell 2000 Index's 2.62% gain and the S&P 500's 11.88% decline. I credit the Fund's outperformance to its emphasis on growth at a reasonable price. I believe my un-willingness to pay high prices and the flexibility of our investment style helped the Fund hold up better than the broad market as it fell, and to gain more as it climbed.

The Fund started and finished 2001 strong but slumped with the economy in the second and third quarters. This was due to our economically sensitive stocks:
United Stationers, MICROS Systems, supplier to the hospitality industry; and Websense, whose software monitors and restricts employee Internet activity, were hurt as businesses cut travel and spending. NCO Group found aged receivables harder to collect as unemployment climbed.

Early in the fourth quarter, I took advantage of the slump to add a company likely to lead out of the recession. TMP Worldwide owns and operates the job board MONSTER.com. As TMP explained why its earnings were off, I bought shares. Not only do job postings typically climb with economic growth, I think this is an Internet business that makes sense. Shortly afterward, investors began bidding up small caps in anticipation of economic recovery. Each of the aforementioned stocks took off and the Fund gained almost 30% in the fourth quarter.

A heavy weighting in health care and emerging medical technology adds both resiliency and potential to our portfolio as people continue to age and technology continues to advance. Indeed, Conceptus traded up roughly 50% as its non-surgical tubal ligation (Essure) device was approved for use in Canada. Matria Healthcare, which specializes in managing high-risk pregnancies, climbed as it expanded its programs into cardiovascular disease and diabetes. Endocare, a company that uses cryoablation (freezing) to eradicate prostate tumors has submitted a new product to the Food and Drug Administration for approval. Thoratec's products are helping extend the lives of people waiting for heart transplants and Serologicals continues to supply plasma to drug manufacturers.

PolyMedica, a supplier of diabetic test kits, suffered controversy and both SEC and FBI investigations. However, we're comfortable waiting out the investigations. Over the years, we've realized tremendous gains in this stock, buying low and selling high.

In summary, the Fund is loaded with inexpensive small-cap growth ideas: the type of stocks I believe will lead coming out of the recession, as they have historically. Given the appreciation we saw in the fourth quarter, the market may have already bottomed. Either way, I have tried to position SAFECO Growth Opportunities Fund in inexpensive stocks, should the market continue to seek a bottom, and with potential to appreciate once the bottom has been found.

Thomas M. Maguire

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a vice president. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Growth Opportunities Fund

                             [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
   Class A                               14.67%      11.87%     12.21%          21.66 %     13.21%     12.88%
   Class B                               15.77%      12.10%     12.43%          20.77 %     12.36%     12.43%
   Class C                               19.74%      12.34%     12.42%          20.74 %     12.34%     12.42%
S&P 500 Index                             N/A         N/A        N/A           (11.88)%     10.70%     12.93%
Russell 2000 Index                        N/A         N/A        N/A             2.49 %      7.52%     11.51%
Lipper, Inc. (Small-Cap Core Funds)       N/A         N/A        N/A             7.65 %     10.95%     12.75%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO Growth Opportunities Fund

Class A $31,644

Class B $32,277

Class C $32,252

S&P 500 Index $33,722

Russell 2000 Index $29,773

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

          Date        Class A    Class B    Class C    S&P 500    Russell 2000 Index
          ----        -------    -------    -------    -------    ------------------
       12/31/1991       9,425     10,000     10,000     10,000           10,000
        1/31/1992      10,113     10,732     10,732      9,814           10,811
        2/29/1992      10,041     10,655     10,655      9,941           11,127
        3/31/1992       9,295      9,863      9,863      9,748           10,768
        4/30/1992       8,718      9,252      9,252     10,034           10,390
        5/31/1992       8,502      9,022      9,022     10,083           10,529
        6/30/1992       7,849      8,329      8,329      9,933           10,034
        7/31/1992       8,178      8,678      8,678     10,338           10,383
        8/31/1992       7,715      8,187      8,187     10,127           10,089
        9/30/1992       7,512      7,971      7,971     10,246           10,321
       10/31/1992       7,829      8,307      8,307     10,281           10,647
       11/30/1992       8,817      9,357      9,357     10,630           11,463
       12/31/1992       9,134      9,693      9,693     10,761           11,862
        1/31/1993       9,516     10,098     10,098     10,851           12,263
        2/28/1993       8,882      9,425      9,425     10,998           11,979
        3/31/1993       9,231      9,796      9,796     11,231           12,368
        4/30/1993       8,661      9,191      9,191     10,959           12,027
        5/31/1993       9,107      9,664      9,664     11,251           12,559
        6/30/1993       9,392      9,967      9,967     11,284           12,637
        7/31/1993       9,360      9,932      9,932     11,239           12,811
        8/31/1993       9,962     10,571     10,571     11,664           13,365
        9/30/1993      10,399     11,035     11,035     11,572           13,742
       10/31/1993      10,664     11,316     11,316     11,812           14,096
       11/30/1993      10,214     10,839     10,839     11,699           13,637
       12/31/1993      11,161     11,844     11,844     11,841           14,103
        1/31/1994      11,762     12,481     12,481     12,243           14,545
        2/28/1994      11,200     11,885     11,885     11,911           14,492
        3/31/1994      10,638     11,289     11,289     11,393           13,728
        4/30/1994      10,922     11,590     11,590     11,539           13,809
        5/31/1994      11,022     11,696     11,696     11,728           13,653
        6/30/1994      10,204     10,828     10,828     11,440           13,193
        7/31/1994      10,432     11,070     11,070     11,816           13,410
        8/31/1994      11,083     11,761     11,761     12,299           14,157
        9/30/1994      10,802     11,463     11,463     11,999           14,108
       10/31/1994      10,958     11,628     11,628     12,268           14,052
       11/30/1994      10,659     11,311     11,311     11,822           13,484
       12/31/1994      10,980     11,652     11,652     11,997           13,846
        1/31/1995      10,811     11,472     11,472     12,308           13,671
        2/28/1995      11,406     12,103     12,103     12,787           14,240
        3/31/1995      11,362     12,057     12,057     13,163           14,483
        4/30/1995      11,418     12,116     12,116     13,551           14,805
        5/31/1995      11,875     12,601     12,601     14,091           15,060
        6/30/1995      12,594     13,364     13,364     14,418           15,841
        7/31/1995      13,038     13,836     13,836     14,896           16,754
        8/31/1995      12,994     13,789     13,789     14,934           17,100
        9/30/1995      13,387     14,206     14,206     15,563           17,407
       10/31/1995      13,328     14,143     14,143     15,508           16,628
       11/30/1995      13,463     14,287     14,287     16,188           17,327
       12/31/1995      13,846     14,693     14,693     16,500           17,784
        1/31/1996      14,359     15,237     15,237     17,061           17,765
        2/29/1996      14,898     15,809     15,809     17,219           18,319
        3/31/1996      14,670     15,568     15,568     17,385           18,693
        4/30/1996      15,294     16,230     16,230     17,641           19,693
        5/31/1996      15,944     16,919     16,919     18,095           20,469
        6/30/1996      15,252     16,184     16,184     18,164           19,627
        7/31/1996      13,747     14,588     14,588     17,362           17,914
        8/31/1996      14,568     15,459     15,459     17,729           18,955
        9/30/1996      15,283     16,218     16,218     18,726           19,696
       10/31/1996      15,610     16,554     16,554     19,242           19,393
       11/30/1996      16,213     17,184     17,184     20,696           20,191
       12/31/1996      17,017     18,027     18,027     20,286           20,721
        1/31/1997      18,471     19,559     19,559     21,552           21,135
        2/28/1997      17,980     19,027     19,027     21,721           20,621
        3/31/1997      17,338     18,335     18,335     20,831           19,648
        4/30/1997      16,526     17,473     17,473     22,073           19,703
        5/31/1997      19,033     20,112     20,112     23,416           21,896
        6/30/1997      20,607     21,762     21,762     24,465           22,835
        7/31/1997      21,811     23,018     23,018     26,411           23,897
        8/31/1997      22,583     23,816     23,816     24,932           24,444
        9/30/1997      24,398     25,710     25,710     26,297           26,234
       10/31/1997      23,936     25,220     25,220     25,420           25,082
       11/30/1997      24,979     26,295     26,295     26,595           24,919
       12/31/1997      25,460     26,805     26,805     27,052           25,355
        1/31/1998      25,824     27,143     27,143     27,351           24,955
        2/28/1998      28,416     29,837     29,837     29,322           26,799
        3/31/1998      30,167     31,649     31,649     30,823           27,903
        4/30/1998      31,316     32,845     32,845     31,133           28,056
        5/31/1998      29,838     31,274     31,274     30,598           26,544
        6/30/1998      29,815     31,226     31,226     31,840           26,600
        7/31/1998      28,325     29,619     29,619     31,502           24,445
        8/31/1998      21,446     22,420     22,420     26,952           19,698
        9/30/1998      22,242     23,229     23,229     28,679           21,240
       10/31/1998      24,016     25,041     25,041     31,009           22,107
       11/30/1998      25,244     26,298     26,298     32,888           23,265
       12/31/1998      26,597     27,711     27,711     34,782           24,705
        1/31/1999      27,207     28,322     28,322     36,236           25,034
        2/28/1999      24,003     24,978     24,978     35,111           23,006
        3/31/1999      24,132     25,078     25,078     36,515           23,365
        4/30/1999      24,508     25,453     25,453     37,929           25,459
        5/31/1999      24,003     24,916     24,916     37,034           25,830
        6/30/1999      24,895     25,827     25,827     39,089           26,998
        7/31/1999      24,132     25,016     25,016     37,869           26,258
        8/31/1999      23,263     24,093     24,093     37,680           25,287
        9/30/1999      23,334     24,142     24,142     36,647           25,292
       10/31/1999      23,616     24,417     24,417     38,966           25,395
       11/30/1999      24,613     25,428     25,428     39,761           26,911
       12/31/1999      27,242     28,160     28,160     42,102           29,958
        1/31/2000      25,658     26,513     26,513     39,986           29,475
        2/29/2000      28,569     29,507     29,507     39,229           34,342
        3/31/2000      29,965     30,917     30,917     43,068           32,079
        4/30/2000      28,264     29,121     29,121     41,768           30,148
        5/31/2000      24,907     25,652     25,652     40,911           28,390
        6/30/2000      26,679     27,461     27,461     41,919           30,866
        7/31/2000      26,925     27,698     27,686     41,267           29,872
        8/31/2000      29,261     30,081     30,069     43,830           32,151
        9/30/2000      28,404     29,171     29,158     41,517           31,206
       10/31/2000      27,794     28,534     28,522     41,341           29,814
       11/30/2000      25,212     25,877     25,864     38,082           26,752
       12/31/2000      26,010     26,725     26,713     38,269           29,050
        1/31/2001      28,815     29,582     29,570     39,627           30,564
        2/28/2001      26,069     26,750     26,738     36,013           28,559
        3/31/2001      24,378     25,003     24,991     33,732           27,162
        4/30/2001      26,691     27,361     27,349     36,354           29,286
        5/31/2001      29,883     30,618     30,593     36,597           30,007
        6/30/2001      32,759     33,537     33,513     35,706           31,042
        7/31/2001      30,388     31,092     31,067     35,355           29,362
        8/31/2001      28,416     29,058     29,046     33,141           28,414
        9/30/2001      24,519     25,066     25,053     30,466           24,589
       10/31/2001      26,386     26,950     26,937     31,047           26,028
       11/30/2001      28,698     29,295     29,283     33,429           28,043
       12/31/2001      31,644     32,277     32,252     33,722           29,773

                                     Percent of
 TOP FIVE INDUSTRIES                 Net Assets
-----------------------------------------------
 Diversified Commercial Services            15%
 Health Care Equipment                      13
 Biotechnology                              10
 Indexed Securities                          9
 Application Software                        6

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 NCO Group, Inc.                           5.5%
 (Diversified Commercial Services)
 iShares Russell 2000 Index Fund           4.8
 (Indexed Securities)
 TMP Worldwide, Inc.                       3.8
 (Internet Retail)
 United Stationers, Inc.                   3.8
 (Office Services & Supplies)
 Conceptus, Inc.                           3.8
 (Health Care Equipment)
 Iron Mountain, Inc.                       3.1
 (Diversified Commercial Services)
 MICROS Systems, Inc.                      3.0
 (Application Software)
 Serologicals Corp.                        2.9
 (Biotechnology)
 Lumenis, Ltd.                             2.8
 (Health Care Equipment)
 Matria Healthcare, Inc.                   2.6
 (Health Care Facilities)

TOP FIVE PURCHASES                          Cost
For the Year Ended December 31, 2001     (000's)
------------------------------------------------
iShares Russell 2000 Index Fund         $80,078
iShares Russell 2000 Growth Index Fund   31,544
iShares S&P SmallCap 600 Index Fund      30,038
iShares Russell 2000 Value Index Fund    29,904
Western Wireless Corp. (Class A)         28,312

TOP FIVE SALES                          Proceeds
For the Year Ended December 31, 2001     (000's)
------------------------------------------------
iShares Russell 2000 Index Fund         $35,995
iShares Russell 2000 Value Index Fund    28,803
First Horizon Pharmaceuticals Corp.      24,169
Rent-A-Center, Inc.                      22,268
Wet Seal, Inc. (Class A)                 18,411

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

Small - Common Stocks: (Less than $1.5 bil.)                      77.1%
Indexed Securities:                                                9.3%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)                      6.5%
Large - Common Stocks: ($4 Bil. and above)                         6.3%
Warrants:                                                          1.2%
Cash & Other:                                                     (0.4)%

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of December 31, 2001



                                                      Value
 SHARES OR PRINCIPAL AMOUNT                         (000's)
-----------------------------------------------------------
 COMMON STOCKS--89.9%

 Apparel Retail--0.2%
     50,000 *  American Eagle Outfitters, Inc.     $  1,308

 Application Software--6.0%
    411,400 *  CryptoLogic, Inc.                      7,302
  1,050,128 *+ MICROS Systems, Inc.                  26,358
  1,093,866 *+ PLATO Learning, Inc.                  18,169
    235,899 *  Private Business, Inc.                   377

 Auto Parts & Equipment--0.7%
    287,700    Autoliv, Inc.                          5,843

 Banks--0.9%
    261,735    Doral Financial Corp.                  8,169

 Biotechnology--10.2%
    458,100 *  Applied Molecular Evolution, Inc.      5,639
  1,160,000 *  AtheroGenics, Inc.                     7,018
    594,800 *  Bio-Technology General Corp.           4,895
    475,000 *  Cellegy Pharmaceuticals, Inc.          4,075
    449,400 *  Ista Pharmaceuticals, Inc.             3,020
    953,200 *+ North American Scientific, Inc.       12,773
    509,100 *  Novavax, Inc.                          7,178
    417,000 *  Pain Therapeutics, Inc.                3,820
    370,600 *  SangStat Medical Corp.                 7,279
  1,173,456 *  Serologicals Corp.                    25,229
    571,600 *  SuperGen, Inc.                         8,185

 Casinos & Gaming--2.5%
    201,900 *  International Game Technology         13,790
    760,000 *  Station Casinos, Inc.                  8,504

 Catalog Retail--0.2%
    479,500 *+ Concepts Direct, Inc.                    767
    662,400 *+ Provell, Inc.                          1,086

 Diversified Commercial Services--14.9%
    248,400    Central Parking Corp.                  4,879
    472,000 *  Corinthian Colleges, Inc.             19,300
    346,600 *  FirstService Corp.                     9,705
     90,600 *  FTI Consulting, Inc.                   2,972
    618,520 *  Iron Mountain, Inc.                   27,091
  2,103,952 *+ NCO Group, Inc.                       48,180
    472,000 *  Rent-A-Center, Inc.                   15,845
    608,400 *  ResortQuest International, Inc.        2,896

 Diversified Financial Services--1.8%
  2,695,700 *+ Rent-Way, Inc.                        16,147

 Electric Utilities--0.8%
    440,000 *  Calpine Corp.                          7,388

 Electronic Equipment & Instruments--2.0%
  1,214,000 *  Identix, Inc.                         17,712

 Environmental Services--0.3%
    312,900 *  Newpark Resources, Inc.                2,472

 Footwear--0.5%
    334,900 *  Steven Madden, Ltd.                    4,712

 Health Care Distributors & Services--1.0%
    506,200 *  MIM Corp.                              9,010

 Health Care Equipment--12.6%
    268,650 *  ABIOMED, Inc.                          4,250
    329,000 *  Aksys, Ltd.                            1,530
  1,418,400 *+ Conceptus, Inc.                       33,474
  1,072,200 *+ Endocare, Inc.                        19,225
    301,800 *  INAMED Corp.                           9,075
    175,550 *  Lifeline Systems, Inc.                 4,201
  1,233,100 *  Lumenis, Ltd.                         24,292
    490,300 *+ Physiometrix, Inc.                     1,069
    199,000 *  SonoSite, Inc.                         5,112
    861,000 *+ SpectRx, Inc.                          5,941
    586,200 *  STAAR Surgical Co.                     2,257

 Health Care Facilities--4.4%
    657,575 *+ Matria Healthcare, Inc.               22,772
  1,226,300 *+ Prime Medical Services, Inc.           5,935
  1,071,200 *  Res-Care, Inc.                         9,480

 Health Care Supplies--4.8%
  1,197,700 *+ PolyMedica Corp.                      19,882
  1,127,500 *  Thoratec Corp.                        19,167
    181,000 *  VIVUS, Inc.                              881
    134,000 *  Wright Medical Group, Inc.             2,399

 Integrated Telecommunications Services--2.3%
  1,037,172 *+ RMH Teleservices, Inc.                19,810

 Internet Retail--3.8%
    785,000 *  TMP Worldwide, Inc.                   33,677

 Internet Software & Services--5.0%
    513,500 *  Centra Software, Inc.                  4,108
  2,365,188 *  InfoSpace, Inc.                        4,849
    591,200 *  Stellent, Inc.                        17,476
    545,700 *  Websense, Inc.                        17,501

 Office Services & Supplies--3.8%
    997,000 *  United Stationers, Inc.               33,549

 Paper Packaging--0.6%
    655,800    Intertape Polymer Group, Inc.          5,443

 Personal Products--1.6%
    728,600 *  Elizabeth Arden, Inc.                 11,126
    347,200 *  Nu Skin Enterprises, Inc. (Class A)    3,038

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of December 31, 2001

                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 Pharmaceuticals--4.1%
    571,100 *  American Pharmaceutical Partners, Inc.              $ 11,879
  1,149,425 *  Discovery Laboratories, Inc.                           3,828
               (Illiquid) (acquired 10/01/01)**++
    216,735 *  Emisphere Technologies, Inc.                           6,916
    835,000 *+ Nastech Pharmaceutical Co., Inc.                      12,943

 Property & Casualty Insurance--0.4%
    465,000    Vesta Insurance Group, Inc.                            3,720

 Semiconductors--0.5%
  1,002,600 *  SONICblue, Inc.                                        4,051

 Specialty Chemicals--0.2%
    320,100 *  Eden Bioscience Corp.                                  1,623

 Specialty Stores--0.2%
    542,213 *+ Harold's Stores, Inc.                                    678
    710,000 *+ TRM Copy Centers Corp.                                   959

 Systems Software--0.6%
    217,000 *  NYFIX, Inc.                                            4,344
    831,700 *+ Sphinx International, Inc.                               832

 Telecommunications Equipment--0.4%
    465,000 *  Innotrac Corp.                                         3,209

 Wireless Telecommunications Services--2.6%
    425,000 *  American Tower Corp. (Class A)                         4,025
    672,300 *  Western Wireless Corp. (Class A)                      18,992
                                                                   --------
 TOTAL COMMON STOCKS (cost $699,936)                                788,611
                                                                   --------

 INDEXED SECURITIES--9.3%

 Indexed Securities--9.3%
    214,500    iShares Russell 2000 Growth Index Fund                12,355
    440,000    iShares Russell 2000 Index Fund                       42,535
    150,000    iShares S&P SmallCap 600 Index Fund                   17,250
     33,000    iShares S&P SmallCap 600/ BARRA Growth Index Fund      2,539
     78,000    iShares S&P SmallCap 600/ BARRA Value Index Fund       6,677
                                                                   --------
 TOTAL INDEXED SECURITIES (cost $81,208)                             81,356
                                                                   --------
 WARRANTS--1.2%

 Biotechnology--0.1%
    175,000 * Novavax, Inc.++                                         1,401

 Health Care Equipment--0.2%
     92,625 * Endocare, Inc.++                                        1,028
    172,200 * SpectRx, Inc.++                                           505

 Integrated Telecommunications Services--0.6%
    345,724 * RMH Teleservices, Inc.++                                5,160

 Pharmaceuticals--0.3%
    229,885 * Discovery Laboratories, Inc. (Illiquid) (acquired         136
              10/01/01)**++
    217,500 * Nastech Pharmaceutical Co., Inc.++                      2,776
                                                                   --------
 TOTAL WARRANTS (cost $43)                                           11,006
                                                                   --------
 COMMERCIAL PAPER--2.3%

 Consumer Finance--2.3%
 20,400,000   UBS Finance, Inc. 1.75%, due 1/02/02                   20,400
                                                                   --------
 TOTAL COMMERCIAL PAPER (cost $20,400)                               20,400
                                                                   --------
 CASH EQUIVALENTS--0.0%

 Investment Companies
      3,510   AIM Short-Term Investments Co. Liquid Assets Money          3
              Market Portfolio (Institutional Shares)
                                                                   --------
 TOTAL CASH EQUIVALENTS (cost $3)                                         3
                                                                   --------
 TOTAL INVESTMENTS (total cost $801,590)--102.7%                    901,376
 Other Assets, less Liabilities                                     (23,907)
                                                                   --------
 NET ASSETS                                                        $877,469
                                                                   ========

 * Non-income producing security.
** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $2,500,000 and the total value is $3,964,000 or .45% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $248,739,000.
++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Equity Fund
December 31, 2001



[PHOTO] Richard Meagley

The news we have to report is disheartening. SAFECO Equity Fund lost money in 2001. Our ultimate goal is to grow the money you have invested with us and I regret not being able to do that over the last year, which was the second worst year for common stocks since 1926. For the most part, as the S&P 500 Index fell 11.88%, our efforts were relegated to damage control. To that end, we were moderately successful. Though the Fund fell, our defensive posture and focus on quality companies with reasonable valuations enabled us to fall to a lesser extent. In the terrible market of 2001, SAFECO Equity Fund outperformed the S&P 500.

Compared to our peers and the broad market, the portfolio benefited by being overweighted in sectors with growth rates that we thought were more predictable, such as health care and financials. Conversely, we were underweighted compared to the S&P 500 in technology and stocks that cycle with the economy. Our stock selections within sectors also helped. For example, Bank of America, Abbott Laboratories, Johnson & Johnson, and Microsoft did better than the average for their respective sectors. Each of these companies had solid earnings visibility and reasonable valuations, and in each of them, we had sizable positions. Finally, there were events--like taking gains when CenturyTel's price jumped on a buyout offer--that played out in our favor.

I tend to peel back positions with gains to add to stocks that I think have better one- to three- year opportunities. My goal is to consistently buy the most attractive companies within diverse sectors. For example, when Washington Mutual fell in the fourth quarter as short-term investors took profits, I bought more. I think their earnings prospects look solid, and their low valuation is temporary.

Thus, the theme to our trading was to generally maintain sector weightings while emphasizing the better valuations within those sectors. Among the oil companies, I believe ChevronTexaco can benefit from cost-saving opportunities provided by its merger, no matter what the economy does. Thus, I funded a new position in ChevronTexaco out of sales in Exxon Mobil and Royal Dutch Petroleum. I also funded a new position in Schering-Plough out of partial sales of several other health care holdings. Pfizer remains the Fund's largest health care stock, as its expected earnings growth is higher than the industry average. Finally, the addition to the Washington Mutual position was funded from sales in Citigroup, Fannie Mae and American International Group.

Right now I'm emphasizing stocks that are not dependent on economic recovery in the next six months. I have slowly added to cyclicals that I think are poised to turn upward and have added four "growthier" stocks: Home Depot, Safeway, and American Express and a smaller position in Qwest. On the flip side of that re-positioning, I slightly reduced our health care weighting and exited Dover Corp.

SAFECO MUTUAL FUNDS                                              1-800-528-6501

Report From the Fund Manager
SAFECO Equity Fund
December 31, 2001

In summary, we think our value plus growth style adds defensive qualities to SAFECO Equity Fund while positioning it for recovery. Ultimately, I will try to provide both refuge and returns for shareholders. And while that was not the case last year, it has been the case, on average, for the last ten years.

Richard Meagley

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager and a vice president of SAFECO Asset Management Company. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

Performance Overview & Highlights
SAFECO Equity Fund

                             [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                               (15.22)%      4.81%     12.02%          (10.06)%      6.05%     12.69%
   Class B                               (15.16)%      4.88%     12.21%          (10.70)%      5.21%     12.21%
   Class C                               (11.62)%      5.23%     12.23%          (10.73)%      5.23%     12.23%
S&P 500 Index                               N/A         N/A        N/A           (11.88)%     10.70%     12.93%
Lipper, Inc. (Large-Cap Core Funds)         N/A         N/A        N/A           (13.76)%      8.36%     11.25%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO Equity Fund

Class A $31,120

Class B $31,656

Class C $31,689

S&P 500 Index $33,722

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

     Date                    Class A               Class B            Class C                S&P 500
     ----                    --------              -------            -------                -------
    12/31/1991                9,425                10,000               10,000               10,000
     1/31/1992                9,982                10,595               10,595                9,814
     2/29/1992               10,151                10,774               10,774                9,941
     3/31/1992                9,695                10,290               10,290                9,748
     4/30/1992                9,775                10,375               10,375               10,034
     5/31/1992                9,686                10,280               10,280               10,083
     6/30/1992                8,987                 9,538                9,538                9,933
     7/31/1992                9,354                 9,928                9,928               10,338
     8/31/1992                8,969                 9,519                9,519               10,127
     9/30/1992                8,995                 9,547                9,547               10,246
    10/31/1992                9,429                10,008               10,008               10,281
    11/30/1992               10,052                10,669               10,669               10,630
    12/31/1992               10,294                10,926               10,926               10,761
     1/31/1993               10,635                11,288               11,288               10,851
     2/28/1993               10,645                11,298               11,298               10,998
     3/31/1993               11,217                11,905               11,905               11,231
     4/30/1993               10,960                11,633               11,633               10,959
     5/31/1993               11,863                12,591               12,591               11,251
     6/30/1993               11,911                12,642               12,642               11,284
     7/31/1993               11,749                12,470               12,470               11,239
     8/31/1993               12,407                13,169               13,169               11,664
     9/30/1993               12,752                13,535               13,535               11,572
    10/31/1993               13,088                13,891               13,891               11,812
    11/30/1993               13,159                13,967               13,967               11,699
    12/31/1993               13,476                14,303               14,303               11,841
     1/31/1994               14,284                15,161               15,161               12,243
     2/28/1994               13,926                14,781               14,781               11,911
     3/31/1994               13,391                14,213               14,213               11,393
     4/30/1994               13,822                14,671               14,671               11,539
     5/31/1994               14,223                15,096               15,096               11,728
     6/30/1994               13,711                14,552               14,552               11,440
     7/31/1994               14,061                14,924               14,924               11,816
     8/31/1994               14,917                15,832               15,832               12,299
     9/30/1994               14,858                15,770               15,770               11,999
    10/31/1994               15,136                16,065               16,065               12,268
    11/30/1994               14,837                15,747               15,747               11,822
    12/31/1994               14,815                15,724               15,724               11,997
     1/31/1995               14,923                15,839               15,839               12,308
     2/28/1995               15,313                16,253               16,253               12,787
     3/31/1995               15,438                16,385               16,385               13,163
     4/30/1995               15,852                16,825               16,825               13,551
     5/31/1995               16,255                17,253               17,253               14,091
     6/30/1995               16,658                17,680               17,680               14,418
     7/31/1995               16,921                17,960               17,960               14,896
     8/31/1995               17,392                18,460               18,460               14,934
     9/30/1995               18,065                19,174               19,174               15,563
    10/31/1995               17,841                18,936               18,936               15,508
    11/30/1995               18,419                19,550               19,550               16,188
    12/31/1995               18,557                19,696               19,696               16,500
     1/31/1996               19,054                20,223               20,223               17,061
     2/29/1996               19,223                20,403               20,403               17,219
     3/31/1996               19,420                20,612               20,612               17,385
     4/30/1996               19,834                21,051               21,051               17,641
     5/31/1996               20,295                21,541               21,541               18,095
     6/30/1996               20,671                21,940               21,940               18,164
     7/31/1996               19,878                21,098               21,098               17,362
     8/31/1996               20,085                21,318               21,318               17,729
     9/30/1996               21,324                22,633               22,633               18,726
    10/31/1996               22,010                23,332               23,332               19,242
    11/30/1996               23,665                25,074               25,074               20,696
    12/31/1996               23,196                24,557               24,557               20,286
     1/31/1997               24,522                25,963               25,963               21,552
     2/28/1997               24,620                26,052               26,052               21,721
     3/31/1997               23,625                24,979               24,979               20,831
     4/30/1997               24,296                25,674               25,674               22,073
     5/31/1997               25,905                27,361               27,361               23,416
     6/30/1997               26,934                28,451               28,451               24,465
     7/31/1997               28,757                30,360               30,360               26,411
     8/31/1997               27,243                28,761               28,761               24,932
     9/30/1997               28,214                29,777               29,777               26,297
    10/31/1997               27,302                28,785               28,785               25,420
    11/30/1997               28,172                29,688               29,688               26,595
    12/31/1997               28,661                30,189               30,189               27,052
     1/31/1998               29,086                30,544               30,544               27,351
     2/28/1998               31,402                32,937               32,937               29,322
     3/31/1998               32,456                34,003               34,003               30,823
     4/30/1998               32,500                34,034               34,034               31,133
     5/31/1998               31,898                33,354               33,354               30,598
     6/30/1998               32,715                34,188               34,188               31,840
     7/31/1998               32,318                33,740               33,740               31,502
     8/31/1998               28,138                29,355               29,355               26,952
     9/30/1998               30,123                31,408               31,408               28,679
    10/31/1998               32,808                34,157               34,157               31,009
    11/30/1998               34,888                36,288               36,288               32,888
    12/31/1998               35,761                37,181               37,181               34,782
     1/31/1999               36,345                37,759               37,759               36,236
     2/28/1999               35,608                36,972               36,972               35,111
     3/31/1999               36,743                38,112               38,112               36,515
     4/30/1999               39,038                40,441               40,441               37,929
     5/31/1999               38,222                39,574               39,574               37,034
     6/30/1999               39,395                40,746               40,746               39,089
     7/31/1999               38,593                39,879               39,879               37,869
     8/31/1999               38,208                39,445               39,445               37,680
     9/30/1999               36,736                37,903               37,903               36,647
    10/31/1999               39,390                40,618               40,618               38,966
    11/30/1999               38,711                39,911               39,911               39,761
    12/31/1999               39,028                40,240               40,240               42,102
     1/31/2000               37,406                38,551               38,551               39,986
     2/29/2000               35,151                36,204               36,204               39,229
     3/31/2000               38,544                39,683               39,683               43,068
     4/30/2000               37,522                38,619               38,619               41,768
     5/31/2000               37,295                38,349               38,349               40,911
     6/30/2000               37,697                38,737               38,754               41,919
     7/31/2000               36,869                37,876               37,893               41,267
     8/31/2000               38,769                39,784               39,801               43,830
     9/30/2000               36,452                37,386               37,420               41,517
    10/31/2000               37,069                37,994               38,028               41,341
    11/30/2000               34,551                35,394               35,427               38,082
    12/31/2000               34,600                35,448               35,498               38,269
     1/31/2001               35,537                36,387               36,438               39,627
     2/28/2001               32,793                33,552               33,603               36,013
     3/31/2001               31,045                31,743               31,794               33,732
     4/30/2001               32,869                33,587               33,637               36,354
     5/31/2001               33,153                33,865               33,916               36,597
     6/30/2001               32,298                32,960               33,011               35,706
     7/31/2001               32,332                32,978               33,029               35,355
     8/31/2001               30,339                30,925               30,959               33,141
     9/30/2001               28,561                29,099               29,133               30,466
    10/31/2001               29,148                29,673               29,707               31,047
    11/30/2001               30,857                31,412               31,446               33,429
    12/31/2001               31,120                31,656               31,689               33,722

                                     Percent of
 TOP FIVE INDUSTRIES                 Net Assets
-----------------------------------------------
 Pharmaceuticals                         15%
 Diversified Financial Services           8
 Industrial Conglomerates                 7
 Banks                                    7
 Integrated Oil & Gas                     7

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 Washington Mutual, Inc.                4.7%
  (Banks)
 General Electric Co.                   4.5
  (Industrial Conglomerates)
 Pfizer, Inc.                           3.6
  (Pharmaceuticals)
 Microsoft Corp.                        3.6
  (Systems Software)
 Citigroup, Inc.                        3.5
  (Diversified Financial Services)
 Wal-Mart Stores, Inc.                  3.3
  (General Merchandise Stores)
 Exxon Mobil Corp.                      3.2
  (Integrated Oil & Gas)
 Johnson & Johnson                      3.0
  (Pharmaceuticals)
 American International Group, Inc.     2.8
  (Multi-Line Insurance)
 Intel Corp.                            2.5
  (Semiconductor Equipment)

TOP FIVE PURCHASES
                                         Cost
For the Year Ended December 31, 2001    (000's)
-------------------------------------------------
SBC Communications, Inc.                $35,156
El Paso Corp.                            26,107
Tyco International, Ltd.                 23,167
Anheuser-Busch Companies, Inc.           20,967
Home Depot, Inc.                         19,730
TOP FIVE SALES
                                        Proceeds
For the Year Ended December 31, 2001     (000's)
-------------------------------------------------
Washington Mutual, Inc.                 $53,907
General Electric Co.                     24,997
CenturyTel, Inc.                         24,658
May Department Stores Co.                23,665
Microsoft Corp.                          22,237

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

  Large - Common Stocks:                                    96.1%
  ($4 Bil. and above)
  Cash & Other:                                              3.9%

Portfolio of Investments
SAFECO Equity Fund
As of December 31, 2001

                                                           Value
 SHARES OR PRINCIPAL AMOUNT                              (000's)
----------------------------------------------------------------
 COMMON STOCKS--96.1%

 Advertising--0.9%
    350,000   Interpublic Group Cos., Inc.            $   10,339

 Application Software--0.5%
    215,000 * Siebel Systems, Inc.                         6,016

 Banks--6.6%
    350,000   Bank of America Corp.                       22,032
  1,600,000   Washington Mutual, Inc.                     52,320

 Brewers--2.0%
    500,000   Anheuser-Busch Companies, Inc.              22,605

 Computer Hardware--3.8%
    400,000 * Dell Computer Corp.                         10,872
    215,000   International Business Machines Corp.       26,006
    475,000 * Sun Microsystems, Inc.                       5,861

 Computer Storage & Peripherals--0.6%
    490,000 * EMC Corp.                                    6,586

 Data Processing Services--1.6%
    300,000   Automatic Data Processing, Inc.             17,670

 Department Stores--1.1%
    325,000   May Department Stores Co.                   12,018

 Diversified Financial Services--8.4%
    300,000   American Express Co.                        10,707
    775,000   Citigroup, Inc.                             39,122
    325,000   Federal National Mortgage Association       25,837
    525,000   J.P. Morgan Chase & Co.                     19,084

 Drug Retail--1.1%
    425,000   CVS Corp.                                   12,580

 Electric Utilities--1.9%
    530,000   Duke Energy Corp.                           20,808

 Electrical Components & Equipment--1.0%
    200,000   Emerson Electric Co.                        11,420

 Food Retail--1.3%
    350,000 * Safeway, Inc.                               14,613

 Gas Utilities--1.5%
    375,000   El Paso Corp.                               16,729

 General Merchandise Stores--3.3%
    650,000   Wal-Mart Stores, Inc.                       37,408

 Home Improvement Retail--1.8%
    400,000   Home Depot, Inc.                            20,404

 Household Products--2.1%
    300,000   Procter & Gamble Co.                        23,739

 Industrial Conglomerates--6.8%
  1,250,000   General Electric Co.                        50,100
    450,000   Tyco International, Ltd.                    26,505

 Industrial Gases--1.0%
    200,000   Praxair, Inc.                               11,050

 Integrated Oil & Gas--6.5%
    205,000   ChevronTexaco Corp.                         18,370
    900,000   Exxon Mobil Corp.                           35,370
    400,000   Royal Dutch Petroleum Co. (ADR)             19,608

 Integrated Telecommunications Services--5.5%
    750,000   Qwest Communications International, Inc.    10,598
    625,000   SBC Communications, Inc.                    24,481
    550,000   Verizon Communications                      26,103

 Movies & Entertainment--3.6%
    800,000 * AOL Time Warner, Inc.                       25,680
    700,000   Walt Disney Co.                             14,504

 Multi-Line Insurance--2.8%
    400,000   American International Group, Inc.          31,760

 Networking Equipment--1.2%
    750,000 * Cisco Systems, Inc.                         13,583

 Personal Products--0.9%
    300,000   Gillette Co.                                10,020

 Pharmaceuticals--15.3%
    425,000   Abbott Laboratories                         23,694
    370,000   American Home Products Corp.                22,703
    300,000   Bristol-Myers Squibb Co.                    15,300
    560,000   Johnson & Johnson                           33,096

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Equity Fund
As of December 31, 2001

                                                       Value
 SHARES OR PRINCIPAL AMOUNT                           (000's)
--------------------------------------------------------------
    300,000   Merck & Co., Inc.                     $   17,640
  1,000,000   Pfizer, Inc.                              39,850
    530,000   Schering-Plough Corp.                     18,979

 Publishing & Printing--1.2%
    200,000   Gannett Co., Inc.                         13,446

 Semiconductor Equipment--3.2%
    198,000 * Applied Materials, Inc.                    7,940
    900,000   Intel Corp.                               28,305

 Semiconductors--0.6%
    225,000   Texas Instruments, Inc.                    6,300

 Soft Drinks--1.9%
    425,000   PepsiCo, Inc.                             20,693

 Systems Software--4.6%
    600,000 * Microsoft Corp.                           39,762
    815,000 * Oracle Corp.                              11,255

 Telecommunications Equipment--1.5%
    250,000   Corning, Inc.                              2,230
    200,000   Nokia Oyj (ADR)                            4,906
    600,000   Nortel Networks Corp.                      4,500
    100,000 * QUALCOMM, Inc.                             5,050
                                                    ----------
 TOTAL COMMON STOCKS (cost $758,512)                 1,078,157
                                                    ----------
 CASH EQUIVALENTS--4.0%

 Investment Companies
  44,596,391  AIM Short-Term Investments Co.
              Liquid Assets Money Market Portfolio      44,596
              (Institutional Shares)
                                                    ----------
 TOTAL CASH EQUIVALENTS (cost $44,596)                  44,596
                                                    ----------
 TOTAL INVESTMENTS (total cost $803,108)--100.1%     1,122,753

 Other Assets, less Liabilities                         (1,621)
                                                    ----------
 NET ASSETS                                         $1,121,132
                                                    ==========

 *  Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Managers
SAFECO Dividend Income Fund
December 31, 2001

The SAFECO Dividend Income Fund's attention to earnings quality and valuation helped it mitigate losses in what proved to be a losing year for large cap stocks. The Fund finished 2001 between the S&P 500's 11.88% decline and the Russell 1000 Value Index's 5.59% loss.

For the year, our best stocks were an eclectic list that included Microsoft, Bank of America, Fortune Brands, Diebold, Northrop Grumman and Electronic Data Systems. The laggards were also a mixed group consisting of Agilent, Hewlett Packard, CVS, Schering-Plough and Reliant Energy. The unifying theme was earnings--those companies that made or exceeded their earnings expectations did well, while companies that disappointed saw their stocks do poorly.

The six-month outperformance came in the third quarter, when the Fund's defensive nature proved especially beneficial. We attribute the Fund's ability to hold up relative to the S&P 500 in the index's worst quarter since the crash of "87, to our focus on companies with good balance sheets and a pattern of rising earnings and dividends. In other words, we favor the type of companies in which investors seek shelter in uncertain times. Being underweight in technology relative to the S&P 500 Index also softened the impact, as this sector underperformed. The stocks that did best in this difficult quarter had stable earnings patterns. They included SBC Communications, Diebold, Kimberly-Clark, Johnson & Johnson and Northrop Grumman. We had bought the latter anticipating an increase in defense spending.

In the fourth quarter, the market changed. Stocks that would benefit from an end to the recession did the best. Technology, an area in which we were underweight and other cyclicals (United Technologies, Tyco International, May Department Stores) outperformed. Relatively defensive areas (phone companies:
SBC Communications, Verizon, BellSouth and banks: Washington Mutual, U.S. Bancorp) that had done well earlier in the year were the weakest areas. Still, our fourth quarter performance, 7.3%, was in line with our value benchmark's 7.4% return.

In both quarters, we trimmed positions where valuations seemed high and added to ones that were cheaper. In the healthcare sector, we replaced Bristol-Meyers Squibb with Schering-Plough. We think its long-term growth prospects are superior to Bristol's. We swapped American Express for Household International. Both issue credit cards, but American Express' higher income demographic should help its earnings hold up better than Household's.

We exited Goodrich, which is exposed to the commercial jet cycle, but does not have the military operations. We think Boeing's military operations are an offsetting plus to its commercial operations and continue to hold the stock. We added United Technologies, which was hard hit after September 11. We

Report From the Fund Managers
SAFECO Dividend Income Fund
December 31, 2001

think their military division and Otis subsidiary (primarily recurring revenues for elevator maintenance) should continue to do well. The stock has since rebounded nicely.

While we are expecting an end to the recession sometime in the first half of 2002, there is a strong possibility that the recovery could be fairly lackluster. Given that subdued outlook, we've kept the Fund well diversified among economic sectors, with a balance of defensive and cyclical stocks. As always, in both our buys and sells, our attention is on quality and valuation.

SAFECO Asset Management Company

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Dividend Income Fund

                              [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO Dividend Income Fund
   Class A                              (12.65)%      1.84%      8.19%          (7.33)%      3.05 %     8.83%
   Class B                              (12.55)%      2.06%      8.45%          (7.98)%      2.39 %     8.45%
   Class C                               (8.82)%      2.42%      8.47%          (7.90)%      2.42 %     8.47%
S&P 500 Index                             N/A         N/A        N/A           (11.88)%    (10.70)%    12.93%
Russell 1000 Value Index                  N/A         N/A        N/A            (5.59)%     11.13 %    14.16%
Lipper, Inc. (Equity-Index Funds)         N/A         N/A        N/A            (5.65)%      8.30 %    11.20%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO Dividend Income Fund

Class A $21,966

Class B $22,509

Class C $22,548

S&P 500 Index $33,722

Russell 1000 Value Index $37,588

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                                                  Russell 1000
              Date                     Class A    Class B    Class C    S&P 500    Value Index
              ----                     -------    -------    -------    -------    -----------
          12/31/1991                    9,425      10,000     10,000    10,000       10,000
           1/31/1992                    9,498      10,077     10,077     9,814       10,016
           2/29/1992                    9,528      10,109     10,109     9,941       10,261
           3/31/1992                    9,436      10,012     10,012     9,748       10,113
           4/30/1992                    9,712      10,304     10,304    10,034       10,548
           5/31/1992                    9,804      10,401     10,401    10,083       10,601
           6/30/1992                    9,839      10,439     10,439     9,933       10,535
           7/31/1992                   10,205      10,827     10,827    10,338       10,942
           8/31/1992                   10,130      10,748     10,748    10,127       10,607
           9/30/1992                   10,238      10,863     10,863    10,246       10,754
          10/31/1992                   10,050      10,662     10,662    10,281       10,763
          11/30/1992                   10,308      10,936     10,936    10,630       11,116
          12/31/1992                   10,506      11,147     11,147    10,761       11,381
           1/31/1993                   10,736      11,390     11,390    10,851       11,711
           2/28/1993                   10,939      11,606     11,606    10,998       12,123
           3/31/1993                   11,310      12,000     12,000    11,231       12,481
           4/30/1993                   11,156      11,836     11,836    10,959       12,321
           5/31/1993                   11,304      11,993     11,993    11,251       12,569
           6/30/1993                   11,362      12,055     12,055    11,284       12,847
           7/31/1993                   11,304      11,993     11,993    11,239       12,990
           8/31/1993                   11,675      12,387     12,387    11,664       13,459
           9/30/1993                   11,707      12,421     12,421    11,572       13,481
          10/31/1993                   11,911      12,638     12,638    11,812       13,471
          11/30/1993                   11,766      12,484     12,484    11,699       13,194
          12/31/1993                   11,825      12,546     12,546    11,841       13,445
           1/31/1994                   12,211      12,956     12,956    12,243       13,953
           2/28/1994                   11,938      12,666     12,666    11,911       13,476
           3/31/1994                   11,522      12,224     12,224    11,393       12,974
           4/30/1994                   11,656      12,367     12,367    11,539       13,224
           5/31/1994                   11,663      12,374     12,374    11,728       13,376
           6/30/1994                   11,492      12,193     12,193    11,440       13,055
           7/31/1994                   11,846      12,569     12,569    11,816       13,461
           8/31/1994                   12,221      12,967     12,967    12,299       13,847
           9/30/1994                   12,056      12,791     12,791    11,999       13,387
          10/31/1994                   12,035      12,769     12,769    12,268       13,573
          11/30/1994                   11,608      12,316     12,316    11,822       13,025
          12/31/1994                   11,696      12,409     12,409    11,997       13,175
           1/31/1995                   11,993      12,724     12,724    12,308       13,580
           2/28/1995                   12,368      13,122     13,122    12,787       14,117
           3/31/1995                   12,718      13,494     13,494    13,163       14,426
           4/30/1995                   12,990      13,782     13,782    13,551       14,882
           5/31/1995                   13,369      14,184     14,184    14,091       15,508
           6/30/1995                   13,534      14,360     14,360    14,418       15,719
           7/31/1995                   14,062      14,920     14,920    14,896       16,266
           8/31/1995                   14,164      15,027     15,027    14,934       16,496
           9/30/1995                   14,593      15,483     15,483    15,563       17,093
          10/31/1995                   14,432      15,312     15,312    15,508       16,924
          11/30/1995                   14,936      15,847     15,847    16,188       17,782
          12/31/1995                   15,246      16,176     16,176    16,500       18,228
           1/31/1996                   15,734      16,693     16,693    17,061       18,797
           2/29/1996                   15,773      16,734     16,734    17,219       18,940
           3/31/1996                   15,960      16,933     16,933    17,385       19,262
           4/30/1996                   16,022      16,999     16,999    17,641       19,335
           5/31/1996                   16,552      17,562     17,562    18,095       19,576
           6/30/1996                   16,760      17,782     17,782    18,164       19,592
           7/31/1996                   16,288      17,281     17,281    17,362       18,852
           8/31/1996                   16,595      17,607     17,607    17,729       19,391
           9/30/1996                   17,362      18,420     18,420    18,726       20,162
          10/31/1996                   18,003      19,083     19,083    19,242       20,943
          11/30/1996                   18,948      20,076     20,076    20,696       22,461
          12/31/1996                   18,899      20,004     20,004    20,286       22,174
           1/31/1997                   19,649      20,800     20,800    21,552       23,249
           2/28/1997                   19,676      20,819     20,819    21,721       23,591
           3/31/1997                   18,937      20,030     20,030    20,831       22,741
           4/30/1997                   19,207      20,296     20,296    22,073       23,697
           5/31/1997                   20,581      21,732     21,732    23,416       25,021
           6/30/1997                   21,430      22,608     22,608    24,465       26,095
           7/31/1997                   22,586      23,813     23,813    26,411       28,057
           8/31/1997                   22,234      23,440     23,440    24,932       27,058
           9/30/1997                   23,231      24,466     24,466    26,297       28,692
          10/31/1997                   22,450      23,632     23,632    25,420       27,892
          11/30/1997                   23,258      24,466     24,466    26,595       29,125
          12/31/1997                   23,842      25,075     25,075    27,052       29,975
           1/31/1998                   24,129      25,473     25,473    27,351       29,550
           2/28/1998                   25,479      26,886     26,886    29,322       31,538
           3/31/1998                   26,524      27,967     27,967    30,823       33,468
           4/30/1998                   26,724      28,156     28,156    31,133       33,693
           5/31/1998                   26,136      27,516     27,516    30,598       33,194
           6/30/1998                   26,650      28,048     28,048    31,840       33,619
           7/31/1998                   25,499      26,817     26,817    31,502       33,024
           8/31/1998                   21,588      22,684     22,684    26,952       28,110
           9/30/1998                   21,970      23,077     23,077    28,679       29,723
          10/31/1998                   23,278      24,438     24,438    31,009       32,027
          11/30/1998                   24,545      25,747     25,747    32,888       33,519
          12/31/1998                   25,124      26,336     26,336    34,782       34,659
           1/31/1999                   25,508      26,727     26,727    36,236       34,936
           2/28/1999                   23,737      24,850     24,850    35,111       34,444
           3/31/1999                   24,277      25,413     25,413    36,515       35,157
           4/30/1999                   25,147      26,301     26,301    37,929       38,440
           5/31/1999                   24,879      25,986     25,986    37,034       38,017
           6/30/1999                   25,557      26,682     26,682    39,089       39,120
           7/31/1999                   24,651      25,714     25,714    37,869       37,974
           8/31/1999                   23,433      24,421     24,421    37,680       36,565
           9/30/1999                   22,769      23,722     23,722    36,647       35,285
          10/31/1999                   24,372      25,380     25,380    38,966       37,318
          11/30/1999                   24,339      25,312     25,312    39,761       37,026
          12/31/1999                   25,378      26,384     26,384    42,102       37,204
           1/31/2000                   23,732      24,663     24,663    39,986       35,991
           2/29/2000                   22,853      23,738     23,738    39,229       33,317
           3/31/2000                   24,616      25,551     25,551    43,068       37,382
           4/30/2000                   23,812      24,706     24,706    41,768       36,948
           5/31/2000                   23,620      24,483     24,495    40,911       37,336
           6/30/2000                   23,355      24,198     24,220    41,919       35,630
           7/31/2000                   22,674      23,481     23,504    41,267       36,075
           8/31/2000                   23,366      24,186     24,208    43,830       38,081
           9/30/2000                   22,536      23,303     23,332    41,517       38,431
          10/31/2000                   23,403      24,186     24,214    41,341       39,377
          11/30/2000                   22,833      23,585     23,614    38,082       37,916
          12/31/2000                   23,704      24,460     24,483    38,269       39,816
           1/31/2001                   23,498      24,248     24,270    39,627       39,967
           2/28/2001                   22,936      23,645     23,668    36,013       38,856
           3/31/2001                   21,878      22,549     22,574    33,732       37,484
           4/30/2001                   22,938      23,628     23,651    36,354       39,321
           5/31/2001                   23,376      24,054     24,077    36,597       40,206
           6/30/2001                   22,452      23,083     23,112    35,706       39,313
           7/31/2001                   22,464      23,094     23,124    35,355       39,231
           8/31/2001                   21,713      22,300     22,318    33,141       37,657
           9/30/2001                   20,494      21,042     21,065    30,466       35,006
          10/31/2001                   20,390      20,924     20,946    31,047       34,705
          11/30/2001                   21,502      22,039     22,073    33,429       36,722
          12/31/2001                   21,966      22,509     22,548    33,722       37,588

                                            Percent of
 TOP FIVE INDUSTRIES                        Net Assets
------------------------------------------------------
 Integrated Oil & Gas                           10%
 Integrated Telecommunications Services          8
 Pharmaceuticals                                 8
 Diversified Financial Services                  8
 Real Estate Investment Trust                    7
                                            Percent of
 TOP TEN HOLDINGS                           Net Assets
------------------------------------------------------
 ChevronTexaco Corp.                           3.8%
 (Integrated Oil & Gas)
 Exxon Mobil Corp.                             2.6
 (Integrated Oil & Gas)
 American Home Products Corp.                  2.5
 (Pharmaceuticals)
 Washington Mutual, Inc.                       2.5
 (Banks)
 Federal National Mortgage Association         2.4
 (Diversified Financial Services)
 Verizon Communications                        2.4
 (Integrated Telecommunications Services)
 Liberty Property Trust                        2.4
 (Real Estate Investment Trust)
 First Industrial Realty Trust, Inc.           2.4
 (Real Estate Investment Trust)
 Abbott Laboratories                           2.3
 (Pharmaceuticals)
 Hartford Financial Services Group, Inc.       2.3
 (Multi-line Insurance)

TOP FIVE PURCHASES                               Cost
For the Year Ended December 31, 2001          (000's)
-----------------------------------------------------
Citigroup, Inc.                             $6,537
Tyco International, Ltd.                     5,447
SBC Communications, Inc.                     5,104
El Paso Corp.                                4,518
Nortel Networks Corp.                        4,397

TOP FIVE SALES                               Proceeds
For the Year Ended December 31, 2001          (000's)
-----------------------------------------------------
PolyMedica Corp.                            $6,066
PepsiCo, Inc.                                5,989
Bristol-Meyers Squibb Co.                    5,486
Minnesota Mining & Manufacturing Co.         5,099
NCO Group, Inc.                              4,998


WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

  Large - Common Stocks: ($4 Bil. and above)                91.0%
  Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)              3.3%
  Small - Common Stocks: (Less than $1.5 bil.)               2.4%
  Cash & Other:                                              3.3%

Portfolio of Investments
SAFECO Dividend Income Fund
As of December 31, 2001


                                                      Value
 SHARES OR PRINCIPAL AMOUNT                         (000's)
-----------------------------------------------------------
 COMMON STOCKS--96.7%

 Advertising--1.1%
    70,400   Interpublic Group Cos., Inc.          $  2,080

 Aerospace & Defense--3.4%
    35,000   Boeing Co.                               1,357
    22,000   Northrop Grumman Corp.                   2,218
    40,000   United Technologies Corp.                2,585

 Air Freight & Couriers--1.7%
    55,000   United Parcel Service, Inc. (Class B)    2,997

 Banks--5.9%
    47,000   Bank of America Corp.                    2,959
   160,000   U.S. Bancorp                             3,349
   135,000   Washington Mutual, Inc.                  4,414

 Brewers--1.8%
    70,000   Anheuser-Busch Companies, Inc.           3,165

 Computer Hardware--2.3%
    87,000   Hewlett-Packard Co.                      1,787
    19,200   International Business Machines Corp.    2,322

 Data Processing Services--1.1%
    35,000   Automatic Data Processing, Inc.          2,061

 Department Stores--2.1%
   100,500   May Department Stores Co.                3,716

 Diversified Chemicals--1.5%
    64,000   Du Pont (E.I.) de Nemours & Co.          2,721

 Diversified Financial Services--7.9%
    70,000   American Express Co.                     2,498
    75,000   Citigroup, Inc.                          3,786
    55,000   Federal National Mortgage Association    4,372
   100,000   J.P. Morgan Chase & Co.                  3,635

 Drug Retail--1.0%
    58,900   CVS Corp.                                1,743

 Electric Utilities--2.5%
    68,000   Duke Energy Corp.                        2,670
    68,500   Reliant Energy, Inc.                     1,817

 Electrical Components & Equipment--1.0%
    30,000   Emerson Electric Co.                     1,713

 Electronic Equipment & Instruments--2.0%
    70,000 * Agilent Technologies, Inc.               1,996
    40,000   Diebold, Inc.                            1,618

 Forest Products--0.9%
    31,700   Weyerhaeuser Co.                         1,714

 Gas Utilities--1.4%
    55,000   El Paso Corp.                            2,454

 Household Products--2.0%
    60,000   Kimberly-Clark Corp.                     3,588

 Housewares & Specialities--0.6%
    25,500   Fortune Brands, Inc.                     1,010

 Industrial Conglomerates--4.2%
    95,000   General Electric Co.                     3,808
    65,000   Tyco International, Ltd.                 3,828

 Industrial Gases--2.1%
    80,000   Air Products and Chemicals, Inc.         3,753

 Industrial Machinery--1.7%
    73,300   Ingersoll-Rand Co.                       3,065

 Integrated Oil & Gas--10.3%
    77,000   ChevronTexaco Corp.                      6,900
   115,000   Conoco, Inc.                             3,255
   118,812   Exxon Mobil Corp.                        4,669
    75,000   Royal Dutch Petroleum Co. (ADR)          3,677

 Integrated Telecommunications Services--8.3%
    45,000   ALLTEL Corp.                             2,778
    78,800   BellSouth Corp.                          3,006
    50,000   CenturyTel, Inc.                         1,640
    82,600   SBC Communications, Inc.                 3,235
    91,740   Verizon Communications                   4,354

 IT Consulting & Services--1.3%
    35,000   Electronic Data Systems Corp.            2,399

 Movies & Entertainment--1.4%
   120,000   Walt Disney Co.                          2,486

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Dividend Income Fund
As of December 31, 2001

                                                                   Value
 SHARES OR PRINCIPAL AMOUNT                                      (000's)
------------------------------------------------------------------------
 Multi-Line Insurance--4.2%
    43,425   American International Group, Inc.                 $  3,448
    65,700   Hartford Financial Services Group, Inc.               4,128

 Multi-Utilities--1.0%
    75,000   NiSource, Inc.                                        1,730

 Pharmaceuticals--8.0%
    75,000   Abbott Laboratories                                   4,181
    73,000   American Home Products Corp.                          4,479
    59,600   Johnson & Johnson                                     3,522
    60,000   Schering-Plough Corp.                                 2,149

 Publishing & Printing--1.9%
    51,000   Gannett Co., Inc.                                     3,429

 Real Estate Investment Trust--6.9%
   134,000   Equity Residential Properties Trust                   3,847
   137,000   First Industrial Realty Trust, Inc.                   4,261
   145,000   Liberty Property Trust                                4,328

 Semiconductor Equipment--1.1%
    62,800   Intel Corp.                                           1,975

 Systems Software--1.7%
    30,000   Computer Associates International, Inc.               1,035
    30,000 * Microsoft Corp.                                       1,988

 Telecommunications Equipment--1.0%
    75,000   Nokia Oyj (ADR)                                       1,840

 Tobacco--1.4%
    57,000   Philip Morris Cos., Inc.                              2,613
                                                                --------
 TOTAL COMMON STOCKS (cost $140,665)                             174,151
                                                                --------
 CASH EQUIVALENTS--3.3%

 Investment Companies
 5,955,146 AIM Short-Term Investments Co. Liquid Assets Money      5,955
           Market Portfolio (Institutional Shares)
                                                                --------
 TOTAL CASH EQUIVALENTS (cost $5,955)                              5,955
                                                                --------
 TOTAL INVESTMENTS (total cost $146,620)--100.0%                 180,106
 Other Assets, less Liabilities                                      (47)
                                                                --------
 NET ASSETS                                                     $180,059
                                                                ========

*   Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Northwest Fund
December 31, 2001



[PHOTO] William B. Whitlow

The SAFECO Northwest Fund ended 2001 slightly ahead of the S&P 500's decline of 11.88% for Class A and sightly below for Classes B and C. All classes underperformed the Washington Mutual NW Index's 6.16% return. On the year, versus the S&P 500, we benefited by our migration to smaller, more numerous positions in technology and other aggressive stocks, which overall had generally poor performance in 2001's down market. However, these higher-risk stocks had superior performance in the fourth and second quarters when the market was up. As the market marched upward into the year's end, our portfolio benefited by being overweighted in semiconductors, namely Intel, TriQuint, Micron and PMC-Sierra.

As 2001 began, I was moving toward a more diversified portfolio. That definitely helped moderate the overall decline in the latest year. I continued to gradually nudge the portfolio's sector weights closer to those of the S&P 500, going outside the Northwest to add sectors that are underrepresented here, such as energy and healthcare. In the third quarter, I redeployed some technology investments to bring the energy weighting from zero to 5.2%, versus 6.1% in the S&P 500 at December 31. I also brought the portfolio modestly above a market weighting in the defensive health care group by adding Pfizer.

Recognizing the Northwest economy is likely to experience a deeper recession than the nation, I've focused on companies that are not dependent on the region's economy. Starbucks, Costco, Washington Mutual, Pfizer, Tektronix, Microsoft, and the other members of our top ten, all have geographically diverse markets.

While I will ultimately maintain a strategy of overweighting sectors I think drive the region's growth--principally technology and trade--I do not think now is the time to take big bets in these, or any other areas. As I stated earlier, we own fewer aggressive growth stocks and have smaller positions in those that we do own. Indeed at year end, the portfolio's tech weighting was 20.8% versus 18.7% for the S&P 500.

Right now, my strategy is fully on diversification. Over the course of the year, our portfolio expanded from 40 to 52, names and the net assets concentrated in our top ten holdings declined from 51% to 34%. In addition to being invested across all industry sectors represented in the S&P, we are diversified across investment styles. At December 31, the portfolio was 52% large-cap and 48% small- to mid-cap; 62% of the stocks had growth characteristics and 38% were value.

Though the Fund is well diversified to weather choppy markets, it retains its pro-growth, pro-cyclical bias. I believe it has the potential to participate once the market improves. I expect that will take the form of a modest recovery in late 2002.

William B. Whitlow

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before rejoining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a Chartered Financial Analyst and a member of the Washington State Governor's Council of Economic Advisors.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Northwest Fund

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                              (16.56)%      7.66%      8.53%         (11.46)%      8.95%      9.18%
   Class B                              (16.54)%      7.94%      8.79%         (12.15)%      8.23%      8.79%
   Class C                              (12.98)%      8.25%      8.80%         (12.10)%      8.25%      8.80%
S&P 500 Index                             N/A         N/A        N/A           (11.88)%     10.70%     12.93%
WM Group NW 50 Index                      N/A         N/A        N/A            (6.16)%     15.55%     12.96%
Lipper, Inc. (Multi-Cap Core Funds)       N/A         N/A        N/A           (10.89)%     10.02%     12.34%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions of the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO Northwest Fund

Class A $22,682

Class B $23,231

Class C $23,244

S&P 500 Index $33,722

WM Group NW 50 Index $33,824

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                                                   WM Group
              Date                     Class A    Class B    Class C   S & P 500   NW 50 Index
              ----                     -------    -------    -------   ---------   -----------
            12/31/1991                  9,425      10,000     10,000     10,000     10,000
             1/31/1992                  9,834      10,431     10,431      9,814     10,509
             2/29/1992                 10,149      10,765     10,765      9,941     10,653
             3/31/1992                  9,926      10,529     10,529      9,748     10,300
             4/30/1992                  9,578      10,159     10,159     10,034      9,817
             5/31/1992                  9,677      10,264     10,264     10,083      9,716
             6/30/1992                  9,372       9,941      9,941      9,933      9,363
             7/31/1992                  9,588      10,170     10,170     10,338      9,446
             8/31/1992                  9,330       9,896      9,896     10,127      9,175
             9/30/1992                  9,719      10,309     10,309     10,246      9,523
            10/31/1992                 10,044      10,653     10,653     10,281      9,889
            11/30/1992                 10,468      11,103     11,103     10,630     10,319
            12/31/1992                 10,755      11,408     11,408     10,761     10,326
             1/31/1993                 10,798      11,453     11,453     10,851     10,392
             2/28/1993                 10,268      10,891     10,891     10,998     10,054
             3/31/1993                 10,670      11,317     11,317     11,231     10,456
             4/30/1993                 10,234      10,855     10,855     10,959     10,207
             5/31/1993                 10,456      11,091     11,091     11,251     10,446
             6/30/1993                 10,358      10,986     10,986     11,284     10,208
             7/31/1993                 10,272      10,896     10,896     11,239      9,828
             8/31/1993                 10,563      11,204     11,204     11,664     10,217
             9/30/1993                 10,555      11,196     11,196     11,572      9,974
            10/31/1993                 10,692      11,341     11,341     11,812     10,318
            11/30/1993                 10,735      11,386     11,386     11,699     10,525
            12/31/1993                 10,866      11,525     11,525     11,841     10,652
             1/31/1994                 11,058      11,729     11,729     12,243     10,961
             2/28/1994                 11,337      12,025     12,025     11,911     11,112
             3/31/1994                 10,857      11,516     11,516     11,393     10,707
             4/30/1994                 10,831      11,488     11,488     11,539     10,661
             5/31/1994                 10,997      11,664     11,664     11,728     10,808
             6/30/1994                 10,716      11,366     11,366     11,440     10,465
             7/31/1994                 10,873      11,533     11,533     11,816     10,532
             8/31/1994                 11,362      12,052     12,052     12,299     11,124
             9/30/1994                 11,103      11,776     11,776     11,999     10,684
            10/31/1994                 10,997      11,664     11,664     12,268     10,605
            11/30/1994                 10,724      11,374     11,374     11,822     10,400
            12/31/1994                 10,697      11,346     11,346     11,997     10,443
             1/31/1995                 10,829      11,487     11,487     12,308     10,398
             2/28/1995                 11,103      11,777     11,777     12,787     10,768
             3/31/1995                 11,474      12,170     12,170     13,163     11,109
             4/30/1995                 11,624      12,329     12,329     13,551     11,430
             5/31/1995                 11,801      12,517     12,517     14,091     11,417
             6/30/1995                 12,383      13,134     13,134     14,418     12,098
             7/31/1995                 13,028      13,818     13,818     14,896     12,542
             8/31/1995                 13,143      13,940     13,940     14,934     12,768
             9/30/1995                 13,213      14,015     14,015     15,563     13,221
            10/31/1995                 13,058      13,850     13,850     15,508     12,899
            11/30/1995                 13,030      13,821     13,821     16,188     13,075
            12/31/1995                 12,855      13,635     13,635     16,500     13,217
             1/31/1996                 12,977      13,765     13,765     17,061     13,132
             2/29/1996                 13,372      14,184     14,184     17,219     13,420
             3/31/1996                 14,182      15,042     15,042     17,385     13,850
             4/30/1996                 14,568      15,452     15,452     17,641     14,667
             5/31/1996                 14,812      15,711     15,711     18,095     14,889
             6/30/1996                 14,504      15,384     15,384     18,164     14,809
             7/31/1996                 13,817      14,655     14,655     17,362     14,067
             8/31/1996                 14,259      15,124     15,124     17,729     14,748
             9/30/1996                 14,483      15,362     15,362     18,726     15,113
            10/31/1996                 14,126      14,961     14,961     19,242     14,993
            11/30/1996                 14,735      15,607     15,607     20,696     16,061
            12/31/1996                 14,777      15,641     15,641     20,286     16,421
             1/31/1997                 15,849      16,766     16,766     21,552     17,138
             2/28/1997                 15,849      16,755     16,755     21,721     17,439
             3/31/1997                 15,187      16,042     16,042     20,831     16,940
             4/30/1997                 15,723      16,599     16,599     22,073     17,680
             5/31/1997                 16,764      17,692     17,692     23,416     19,111
             6/30/1997                 17,720      18,695     18,695     24,465     19,996
             7/31/1997                 19,255      20,289     20,289     26,411     21,803
             8/31/1997                 18,740      19,732     19,732     24,932     21,079
             9/30/1997                 19,675      20,702     20,702     26,297     22,535
            10/31/1997                 18,740      19,721     19,721     25,420     21,026
            11/30/1997                 19,549      20,557     20,557     26,595     22,284
            12/31/1997                 19,327      20,322     20,322     27,052     21,761
             1/31/1998                 19,137      20,119     20,119     27,351     21,659
             2/28/1998                 21,086      22,165     22,165     29,322     23,853
             3/31/1998                 21,344      22,426     22,426     30,823     24,970
             4/30/1998                 21,859      22,961     22,961     31,133     25,159
             5/31/1998                 20,257      21,261     21,261     30,598     23,640
             6/30/1998                 20,705      21,713     21,713     31,840     25,102
             7/31/1998                 19,417      20,357     20,357     31,502     23,546
             8/31/1998                 15,551      16,302     16,302     26,952     19,770
             9/30/1998                 16,448      17,230     17,230     28,679     20,682
            10/31/1998                 17,467      18,288     18,288     31,009     22,972
            11/30/1998                 18,946      19,834     19,834     32,888     25,579
            12/31/1998                 19,882      20,803     20,803     34,782     28,635
             1/31/1999                 21,070      22,029     22,029     36,236     30,066
             2/28/1999                 20,244      21,152     21,152     35,111     29,618
             3/31/1999                 20,459      21,368     21,368     36,515     31,692
             4/30/1999                 20,912      21,813     21,813     37,929     32,950
             5/31/1999                 21,852      22,786     22,786     37,034     32,992
             6/30/1999                 23,482      24,469     24,469     39,089     34,519
             7/31/1999                 22,939      23,892     23,892     37,869     31,872
             8/31/1999                 22,950      23,880     23,880     37,680     31,773
             9/30/1999                 22,667      23,579     23,579     36,647     31,127
            10/31/1999                 25,011      26,007     26,007     38,966     32,745
            11/30/1999                 27,071      28,146     28,146     39,761     33,278
            12/31/1999                 30,597      31,816     31,816     42,102     36,596
             1/31/2000                 30,536      31,738     31,738     39,986     36,122
             2/29/2000                 33,900      35,211     35,211     39,229     37,571
             3/31/2000                 34,622      35,940     35,940     43,068     39,788
             4/30/2000                 30,352      31,491     31,491     41,768     36,129
             5/31/2000                 28,994      30,060     30,060     40,911     33,808
             6/30/2000                 32,775      33,976     33,976     41,919     34,892
             7/31/2000                 31,184      32,311     32,311     41,267     34,121
             8/31/2000                 32,738      33,898     33,898     43,830     36,626
             9/30/2000                 29,374      30,399     30,399     41,517     34,790
            10/31/2000                 29,410      30,412     30,425     41,341     35,834
            11/30/2000                 25,495      26,340     26,353     38,082     33,462
            12/31/2000                 25,618      26,444     26,444     38,269     36,045
             1/31/2001                 27,404      28,291     28,278     39,627     37,211
             2/28/2001                 24,504      25,274     25,274     36,013     33,462
             3/31/2001                 22,364      23,049     23,036     33,732     31,112
             4/30/2001                 23,244      23,947     23,947     36,354     33,853
             5/31/2001                 24,186      24,896     24,896     36,597     34,628
             6/30/2001                 24,847      25,560     25,560     35,706     34,813
             7/31/2001                 23,795      24,467     24,467     35,355     34,033
             8/31/2001                 22,461      23,075     23,075     33,141     32,363
             9/30/2001                 19,611      20,123     20,123     30,466     28,243
            10/31/2001                 20,443      20,968     20,968     31,047     29,801
            11/30/2001                 21,923      22,477     22,477     33,429     32,498
            12/31/2001                 22,682      23,231     23,244     33,722     33,824

                                               Percent of
 TOP FIVE INDUSTRIES                           Net Assets
---------------------------------------------------------
 Banks                                             12%
 Pharmaceuticals                                    9
 Food Retail                                        5
 Biotechnology                                      5
 Wireless Telecommunications Services               4

                                               Percent of
 TOP TEN HOLDINGS                              Net Assets
---------------------------------------------------------
 Starbucks Corp.                                  4.0%
  (Restaurants)
 Expeditors International of Washington, Inc.     3.7
  (Air Freight & Couriers)
 American Home Products Corp.                     3.7
  (Pharmaceuticals)
 Costco Wholesale Corp.                           3.6
  (General Merchandise Stores)
 StanCorp Financial Group, Inc.                   3.5
  (Life & Health Insurance)
 Washington Mutual, Inc.                          3.4
  (Banks)
 Microsoft Corp.                                  3.3
  (Systems Software)
 Pfizer, Inc.                                     3.1
  (Pharmaceuticals)
 Tektronix, Inc.                                  3.0
  (Electronic Equipment & Instruments)
 Safeway, Inc.                                    2.8
  (Food Retail)

TOP FIVE PURCHASES
                                                     Cost
For the Year Ended December 31, 2001              (000's)
---------------------------------------------------------
Safeway, Inc.                                  $2,979
Pfizer, Inc.                                    2,914
AT&T Wireless Services, Inc.                    2,787
Tektronix, Inc.                                 2,720
Montana Power Co.                               2,668

TOP FIVE SALES
                                                 Proceeds
For the Year Ended December 31, 2001              (000's)
---------------------------------------------------------
VoiceStream Wireless Corp.                     $6,066
Washington Mutual, Inc.                         5,871
Microsoft Corp.                                 4,607
Kroger Co.                                      3,876
Weyerhaeuser Co.                                3,609

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

  Large - Common Stocks:                                    51.9%
  ($4 Bil. and above)
  Medium - Common Stocks:                                   12.1%
  ($1.5 Bil. - $4 Bil.)
  Small - Common Stocks:                                    35.3%
  (Less than $1.5 bil.)
  Cash & Other:                                              0.7%

Portfolio of Investments
SAFECO Northwest Fund
As of December 31, 2001


                                                               Value
 SHARES OR PRINCIPAL AMOUNT                                  (000's)
--------------------------------------------------------------------
 COMMON STOCKS--99.3%

 Aerospace & Defense--2.3%
    57,000   Boeing Co.                                     $  2,211

 Air Freight & Couriers--3.7%
    63,000   Expeditors International of Washington, Inc.      3,588

 Airlines--1.9%
    64,000 * Alaska Air Group, Inc.                            1,862

 Application Software--3.9%
   362,200 * Captaris, Inc.                                    1,337
    33,260 * NetIQ Corp.                                       1,173
   225,500 * ONYX Software Corp.                                 879
   470,000 * Primus Knowledge Solutions, Inc.                    395

 Banks--12.1%
    32,000   Bank of America Corp.                             2,014
    65,500   Pacific Northwest Bancorp                         1,340
   113,000   U.S. Bancorp                                      2,365
    86,000   Washington Banking Co.                              817
   100,000   Washington Mutual, Inc.                           3,270
   126,000   West Coast Bancorp, Inc.                          1,754

 Biotechnology--4.5%
    95,000 * Corixa Corp.                                      1,432
   101,000 * Dendreon Corp.                                    1,017
    69,000 * Immunex Corp.                                     1,912

 Catalog Retail--1.6%
    75,000 * Coldwater Creek, Inc.                             1,589

 Diversified Chemicals--2.0%
   152,000   Penford Corp.                                     1,892

 Diversified Commercial Services--1.5%
    75,000   IMS Health, Inc.                                  1,463

 Electric Utilities--3.9%
    81,000   Avista Corp.                                      1,074
    80,000 * Calpine Corp.                                     1,343
   229,000 * Montana Power Co.                                 1,317

 Electrical Components & Equipment--1.8%
    20,595 * Agilent Technologies, Inc.                          587
    53,000 * PMC-Sierra, Inc.                                  1,127

 Electronic Equipment & Instruments--3.0%
   110,000 * Tektronix, Inc.                                   2,836

 Food Retail--5.3%
   117,000 * Kroger Co.                                        2,442
    64,500 * Safeway, Inc.                                     2,693

 General Merchandise Stores--3.6%
    79,000 * Costco Wholesale Corp.                            3,506

 Health Care Equipment--1.9%
    72,000 * SonoSite, Inc.                                    1,850

 Health Care Supplies--1.2%
   101,000 * AVI BioPharma, Inc.                               1,103

 Integrated Oil & Gas--1.9%
    40,000   BP, plc (ADR)                                     1,860

 Integrated Telecommunications Services--1.4%
    95,000   Qwest Communications International, Inc.          1,342

 Internet Software & Services--0.4%
   164,746 * InfoSpace, Inc.                                     338

 Leisure Products--1.7%
    80,000   Ambassadors International, Inc.                   1,679

 Life & Health Insurance--3.5%
    72,000   StanCorp Financial Group, Inc.                    3,402

 Movies & Entertainment--0.8%
   130,000 * RealNetworks, Inc.                                  772

 Networking Equipment--2.0%
    79,050 * Avocent Corp.                                     1,917

 Oil & Gas Drilling--1.9%
    53,000   Transocean Sedco Forex, Inc.                      1,793

 Oil & Gas Exploration & Production--1.7%
    28,000   Anadarko Petroleum Corp.                          1,592

 Personal Products--1.9%
    57,000 * Direct Focus, Inc.                                1,778

 Pharmaceuticals--8.8%
    57,500   American Home Products Corp.                      3,528
    97,900 * Penwest Pharmaceuticals Co.                       1,963
    74,000   Pfizer, Inc.                                      2,949

 Restaurants--4.0%
   201,000 * Starbucks Corp.                                   3,829


                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Northwest Fund
As of December 31, 2001

                                                                   Value
 SHARES OR PRINCIPAL AMOUNT                                      (000's)
------------------------------------------------------------------------
 Semiconductor Equipment--2.7%
    84,000   Intel Corp.                                        $  2,642

 Semiconductors--2.4%
    48,000 * Micron Technology, Inc.                               1,488
    70,000 * TriQuint Semiconductor, Inc.                            858

 Specialty Chemicals--0.6%
   118,000 * Eden Bioscience Corp.                                   598

 Steel--2.0%
   140,000   Schnitzer Steel Industries, Inc.                      1,911

 Systems Software--3.3%
    48,000 * Microsoft Corp.                                       3,181

 Wireless Telecommunications Services--4.1%
   138,000 * AT&T Wireless Services, Inc.                          1,983
    70,800 * Western Wireless Corp. (Class A)                      2,000
                                                                --------
 TOTAL COMMON STOCKS (cost $81,315)                               95,591
                                                                --------
 CASH EQUIVALENTS--0.9%

 Investment Companies
   879,050 AIM Short-Term Investments Co. Liquid Assets Money        879
           Market Portfolio (Institutional Shares)
                                                                --------
 TOTAL CASH EQUIVALENTS (cost $879)                                  879
                                                                --------
 TOTAL INVESTMENTS (total cost
  $82,194)--100.2%                                                96,470
 Other Assets, less Liabilities                                     (186)
                                                                --------
 NET ASSETS                                                     $ 96,284
                                                                ========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO International Stock Fund
December 31, 2001


The year 2001 was a uniformly negative period for international funds, as measured by the EAFE Index, which declined 22.61%. The Fund's return was below that, due to management expenses, fees and cash flow, of which the index has none.

The year's positive endnote was insufficient to erase the declines of its first three quarters. Twenty-one of the 23 countries that comprise the MSCI World Index posted negative returns. (Australia and New Zealand were positive due to increased consumer spending and rising exports.) In a reversal on the year, 21 of the 23 countries posted gains in the fourth quarter. The MSCI UK Index climbed 6.62%, further evidence that the UK economy is one of the most robust in the developed world. Indeed, its gross domestic product actually rose 0.5% in the difficult third quarter; and due to a combination of lower interest rates, retail costs and unemployment, spending was buoyant in the fourth. The Pacific region's stock markets joined the rebound, while Hong Kong avoided slipping into recession. Japan continued its downward spiral into year end as spending remained low, unemployment climbed and the Yen weakened considerably.

TMT (Technology, Media and Telecommunications) stocks were the portfolio's biggest detractors throughout the first three quarters of the year, and among its greatest contributors in the fourth as investors bet the worst for these previously out-of-favor sectors had passed. Alcatel had the biggest negative impact on the portfolio as it worked to cut costs. Nokia made significant gains with better-than-expected earnings.

Philips Electronics, to which we had added throughout the year given its depressed share price, proved to be a stellar performer amid optimism that cost-reduction efforts and renewed consumer spending would restore it to profitability. Canon's share price climbed with its earnings expectations due to a weaker yen, cost cutting and increased demand for printers and digital cameras. Our new position in Honda is benefiting from the weaker Yen as well, and from improved profitability and market share. Although financial stocks generally underperformed during the last half of the year, a number of the portfolio's holdings made significant contributions, especially Barclays and National Australia Bank.

In the third quarter due to their defensive nature, pharmaceutical stocks-- especially GlaxoSmithKline and AstraZeneca--fared much better than others. This same group sold off in the fourth quarter as investors rotated into more economically sensitive areas. Meanwhile, GlaxoSmithKline's earnings increased 20% in the third quarter, while Swiss-quoted Novartis' sales grew 12%. We continue to hold both stocks, and we remain overweighted versus the EAFE in health care and other defensive sectors, notably financials, consumer staples and energy.

SAFECO MUTUAL FUNDS                                              1-800-528-6501

Report From the Fund Managers
SAFECO International Stock Fund
December 31, 2001


We think a recovery, while likely to come in the second half of the year, may not be as powerful as the capital markets have anticipated. Tech stocks' price-earnings multiples are near the sector's peak levels and we believe now, as we did then, that these valuations reflect unrealistic assumptions about future earnings growth. In our opinion, the markets will remain volatile as investors worry whether we are in recession, recovery or boom and we see no sectors or geographic regions that are obvious winners. However, we believe there are individual companies likely to produce good results and that judicious stock selection will drive returns in 2002. To that end, we continue to focus on companies that have tangible and consistent profits as well as high-quality franchises.

Bank of Ireland
Asset Management (U.S.) Limited

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts, economists and headed by the company's chief financial officer. BIAM has managed international equities since 1996 and began managing U.S. funds in 1989.

Performance Overview & Highlights
SAFECO International Stock Fund

                              [PERFORMANCE GRAPH]

---------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
                                       ----------------------------------    ----------------------------------
Average Annual Total Return for the                              Since                                 Since
periods ended December 31, 2001          1 Year      5 year     Inception*      1 Year     5 year    Inception*
---------------------------------------------------------------------------------------------------------------
SAFECO International Stock Fund
   Class A                              (28.82)%    (0.77)%      1.60%         (24.49)%      0.42%       2.62%
   Class B                              (28.77)%    (0.73)%      1.76%         (25.07)%     (0.36)%      1.91%
   Class C                              (25.82)%    (0.38)%      1.90%         (25.08)%     (0.38)%      1.90%
EAFE Index                                N/A         N/A         N/A          (22.61)%     (0.52)%      0.24%
Lipper, Inc. (International Funds)        N/A         N/A         N/A          (21.71)%      2.24%        N/A
* Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO International Stock Fund

Class A $10,985

Class B $11,086

Class C $11,177

EAFE Index $10,141

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              Date                     Class A    Class B    Class C    EAFE Index
              ----                     -------    -------    -------    ----------
           1/31/1996                    9,425      10,000     10,000      10,000
           2/29/1996                    9,359       9,930      9,930      10,021
           3/31/1996                    9,463      10,040     10,040      10,220
           4/30/1996                    9,698      10,290     10,290      10,504
           5/31/1996                    9,661      10,250     10,250      10,298
           6/30/1996                    9,651      10,240     10,240      10,342
           7/31/1996                    9,274       9,840      9,840      10,026
           8/31/1996                    9,651      10,240     10,240      10,035
           9/30/1996                    9,853      10,454     10,454      10,288
          10/31/1996                    9,967      10,565     10,565      10,169
          11/30/1996                   10,593      11,229     11,229      10,560
          12/31/1996                   10,759      11,391     11,391      10,410
           1/31/1997                   10,720      11,340     11,340      10,033
           2/28/1997                   10,863      11,482     11,482      10,183
           3/31/1997                   10,787      11,411     11,411      10,207
           4/30/1997                   10,835      11,451     11,451      10,247
           5/31/1997                   11,330      11,966     11,966      10,900
           6/30/1997                   11,673      12,320     12,320      11,488
           7/31/1997                   12,083      12,744     12,744      11,660
           8/31/1997                   11,054      11,643     11,643      10,776
           9/30/1997                   11,797      12,421     12,421      11,366
          10/31/1997                   10,816      11,381     11,381      10,478
          11/30/1997                   10,882      11,441     11,441      10,358
          12/31/1997                   11,222      11,788     11,788      10,435
           1/31/1998                   11,455      12,033     12,033      10,899
           2/28/1998                   12,213      12,820     12,820      11,584
           3/31/1998                   12,689      13,311     13,311      11,926
           4/30/1998                   12,757      13,352     13,352      12,007
           5/31/1998                   12,864      13,464     13,464      11,934
           6/30/1998                   12,990      13,587     13,587      12,010
           7/31/1998                   13,126      13,720     13,720      12,118
           8/31/1998                   11,416      11,920     11,920      10,602
           9/30/1998                   10,726      11,195     11,195      10,263
          10/31/1998                   11,533      12,023     12,023      11,318
          11/30/1998                   12,417      12,933     12,933      11,883
          12/31/1998                   12,757      13,280     13,280      12,337
           1/31/1999                   12,786      13,301     13,301      12,286
           2/28/1999                   12,699      13,209     13,209      11,979
           3/31/1999                   13,029      13,546     13,546      12,464
           4/30/1999                   13,660      14,190     14,190      12,955
           5/31/1999                   13,000      13,464     13,464      12,273
           6/30/1999                   13,456      13,935     13,935      12,737
           7/31/1999                   13,690      14,159     14,159      13,100
           8/31/1999                   13,728      14,180     14,180      13,133
           9/30/1999                   13,709      14,149     14,149      13,251
          10/31/1999                   14,204      14,650     14,650      13,732
          11/30/1999                   14,953      15,437     15,437      14,194
          12/31/1999                   16,410      16,930     16,930      15,454
           1/31/2000                   15,438      15,918     15,918      14,458
           2/29/2000                   15,982      16,460     16,460      14,833
           3/31/2000                   16,575      17,063     17,063      15,394
           4/30/2000                   15,720      16,173     16,173      14,570
           5/31/2000                   15,536      15,969     15,959      14,199
           6/30/2000                   16,070      16,511     16,501      14,739
           7/31/2000                   15,555      15,979     15,959      14,107
           8/31/2000                   15,681      16,092     16,081      14,215
           9/30/2000                   14,826      15,212     15,192      13,509
          10/31/2000                   14,496      14,865     14,855      13,176
          11/30/2000                   14,030      14,374     14,364      12,668
          12/31/2000                   14,548      14,928     14,918      13,104
           1/31/2001                   14,507      14,874     14,875      13,095
           2/28/2001                   13,294      13,622     13,623      12,162
           3/31/2001                   12,204      12,500     12,500      11,265
           4/30/2001                   12,934      13,244     13,234      12,025
           5/31/2001                   12,451      12,748     12,738      11,566
           6/30/2001                   11,968      12,240     12,230      11,077
           7/31/2001                   11,587      11,841     11,831      10,871
           8/31/2001                   11,145      11,388     11,367      10,576
           9/30/2001                   10,107      10,319     10,309       9,491
          10/31/2001                   10,374      10,578     10,568       9,732
          11/30/2001                   10,765      10,967     10,956      10,083
          12/31/2001                   10,985      11,086     11,177      10,141

                                            Percent of
 TOP TEN HOLDINGS                           Net Assets
------------------------------------------------------
 ING Groep NV                                  3.5%
  (Banks)
 Barclays, plc                                 3.3
  (Banks)
 GlaxoSmithKline, plc                          3.3
  (Pharmaceuticals)
 Nestle SA                                     3.2
  (Food Retail)
 Vodafone Group, plc                           3.2
  (Integrated Telecommunications Services)
 Total Fina Elf SA                             3.0
  (Integrated Oil & Gas)
 Lloyds TSB Group, plc                         2.9
  (Banks)
 Aventis SA                                    2.8
  (Pharmaceuticals)
 Swiss Re                                      2.8
  (Multi-Line Insurance)
 Canon, Inc.                                   2.4
  (Office Services & Supplies)

TOP FIVE PURCHASES
For the Year Ended December                       Cost
31, 2001                                       (000's)
------------------------------------------------------
GlaxoSmithKline, plc                        $2,379
Barclays, plc                                2,259
Vodafone Group, plc                          2,187
Shell Transport & Trading Co., plc           2,178
Lloyds TSB Group, plc                        1,754

TOP FIVE SALES
For the Year Ended December 31,               Proceeds
2001                                           (000's)
------------------------------------------------------
Shell Transport & Trading Co., plc          $2,482
Vodafone Group, plc                          2,404
Barclays, plc                                2,403
GlaxoSmithKline, plc                         2,213
Lloyds TSB Group, plc                        1,757

                                            Percent of
TOP FIVE COUNTRIES                          Net Assets
------------------------------------------------------
United Kingdom                                 28%
Japan                                          14
Netherlands                                    14
Switzerland                                    12
France                                         11

Portfolio of Investments
SAFECO International Stock Fund
As of December 31, 2001

                                                      Value
 SHARES OR PRINCIPAL AMOUNT                         (000's)
-----------------------------------------------------------
 COMMON STOCKS--99.3%

 Australia--2.8%
  29,758   Brambles Industries, Ltd.                $   158
           Industrial Machinery
  11,550   National Australia Bank, Ltd.                188
           Banks
  22,027   News Corp., Ltd.                             176
           Publishing & Printing
  24,911   Westpac Banking Corp., Ltd.                  201
           Banks

 Denmark--0.5%
   3,230   TDC AS                                       115
           Integrated Telecommunications Services

 Finland--0.7%
   6,420   Nokia Oyj                                    165
           Wireless Telecommunications Services

 France--10.9%
  12,584   Alcatel                                      215
           Telecommunications Equipment
  10,026   Aventis SA                                   712
           Pharmaceuticals
  19,212   Axa                                          401
           Multi-Line Insurance
   2,580   Lafarge SA                                   241
           Construction Materials
   5,429   Total Fina Elf SA                            775
           Integrated Oil & Gas
   7,942   Vivendi Universal SA                         435
           Movies & Entertainment

 Germany--5.5%
  10,375   Bayer AG                                     330
           Diversified Chemicals
   4,547   Bayerische Hypo-und Vereinsbank AG           138
           Banks
  10,282   Bayerische Motoren Werke AG                  362
           Automobile Manufacturers
  10,845   E.On AG                                      564
           Electric Utilities

 Hong Kong--2.9%
  28,000   Cheung Kong Holdings, Ltd.                   291
           Real Estate Investment Trust
  28,500   China Mobile (Hong Kong), Ltd.               100
           Wireless Telecommunications Services
 965,000   PetroChina Co., Ltd.                         171
           Oil & Gas Exploration & Production
  23,000   Sun Hung Kai Properties, Ltd.                186
           Real Estate Investment Trust

 Italy--3.6%
  33,627   ENI SpA                                      422
           Integrated Oil & Gas
  59,260   Telecom Italia SpA                           507
           Integrated Telecommunications Services

 Japan--14.2%
   2,300   Acom Co., Ltd.                               168
           Consumer Finance
  18,000   Canon, Inc.                                  620
           Office Services & Supplies
   8,000   Fuji Photo Film Co.                          286
           Office Services & Supplies
  47,000   Hitachi, Ltd.                                345
           Electrical Components & Equipment
   6,400   Honda Motor Co., Ltd.                        256
           Automobile Manufacturers
   3,100   Hoya Corp.                                   185
           Health Care Supplies
   2,500   Murata Manufacturing Co., Ltd.               150
           Electrical Components & Equipment
  23,000   NEC Corp.                                    235
           Electrical Components & Equipment
   1,800   Nintendo Co., Ltd.                           316
           Consumer Electronics
      17   NTT DoCoMo, Inc.                             200
           Integrated Telecommunications Services
       4 # NTT DoCoMo, Inc.                              47
           Integrated Telecommunications Services
   1,000   Rohm Co., Ltd.                               130
           Electrical Components & Equipment
   1,600   SMC Corp.                                    163
           Industrial Machinery
   4,100   Sony Corp.                                   188
           Electrical Components & Equipment
   7,000   Takeda Chemical Industries                   317
           Pharmaceuticals

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO International Stock Fund
As of December 31, 2001


                                                          Value
 SHARES OR PRINCIPAL AMOUNT                             (000's)
---------------------------------------------------------------
 Netherlands--13.7%
  24,188   ABN AMRO Holding NV                          $   390
           Banks
  17,649   Elsevier NV                                      209
           Publishing & Printing
   5,697   Fortis                                           148
           Diversified Financial Services
   4,106   Heineken NV                                      156
           Brewers
  34,574   ING Groep NV                                     882
           Banks
  19,482   Koninklijke (Royal) Philips Electronics NV       579
           Semiconductors
  21,135   Koninklijke Ahold NV                             615
           Food Retail
   4,825   Royal Dutch Petroleum Co.                        244
           Integrated Oil & Gas
   7,660   TPG NV                                           166
           Distributors
   3,430   VNU NV                                           105
           Publishing & Printing

 Portugal--0.3%
  34,583   Electricidade de Portugal SA                      75
           Electric Utilities

 Singapore--0.3%
   7,000   Singapore Press Holdings, Ltd.                    83
           Publishing & Printing

 South Korea--0.4%
   3,800 * Pohang Iron & Steel Co., Ltd. (ADR)               87
           Steel

 Spain--3.0%
  50,295   Banco Santander Central Hispano SA               421
           Banks
  25,563   Telefonica SA                                    342
           Integrated Telecommunications Services

 Sweden--0.6%
  28,100   Telefonaktiebolaget LM Ericsson AB               153
           Integrated Telecommunications Services

 Switzerland--11.5%
   3,845   Nestle SA                                        820
           Food Retail
  11,600   Novartis AG                                      419
           Pharmaceuticals
   5,218   Roche Holding AG                                 372
           Pharmaceuticals
   6,690   Swiss Re                                         673
           Multi-Line Insurance
     355 # Swiss Re                                          36
           Multi-Line Insurance
  12,011   UBS AG                                           606
           Banks

 United Kingdom--28.4%
  10,920   3i Group, plc                                    135
           Diversified Financial Services
   5,675   AstraZeneca Group, plc                           256
           Health Care Supplies
  25,600   Barclays, plc                                    846
           Banks
  34,560   Cable & Wireless, plc                            166
           Integrated Telecommunications Services
  33,137   Cadbury Schweppes, plc                           212
           Soft Drinks
  38,234   Compass Group, plc                               283
           Food Retail
  48,640   Diageo, plc                                      555
           Brewers
  20,286   EMI Group, plc                                   106
           Leisure Products
  33,290   GlaxoSmithKline, plc                             833
           Pharmaceuticals
  41,300   Hilton Group, plc                                128
           Hotels
  22,240   HSBC Holdings, plc                               260
           Banks
  69,259   Lloyds TSB Group, plc                            748
           Banks
  38,130   Prudential, plc                                  438
           Multi-Line Insurance
  10,360   Railtrack Group, plc (Illiquid)+                   0
           Rail Roads
  18,150   Reuters Group, plc
           Broadcasting & Cable TV                          179
   6,300   RMC Group, plc                                    57
           Construction Materials
  86,640   Shell Transport & Trading Co., plc               598
           Integrated Oil & Gas

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO International Stock Fund
As of December 31, 2001

                                                    Value
 SHARES                                           (000's)
----------------------------------------------------------
 United Kingdom--(continued)
   7,586 Smiths Group, plc                        $    75
         Industrial Conglomerates
  19,100 TI Automotives, LTD. (Illiquid)+               0
         Automotives
  43,365 Unilever, plc                                353
         Household Products
 313,455 Vodafone Group, plc                          818
         Integrated Telecommunications Services
  17,920 WPP Group, plc                               197
         Advertising
                                                  -------
 TOTAL COMMON STOCKS (cost $21,181)                25,283
                                                  -------
 TOTAL INVESTMENTS (total cost
  $21,181)--99.3%                                  25,283
 Domestic Cash                                        246
 Foreign Cash                                          36
 Other Assets, less Liabilities                       (91)
                                                  -------
                                                      191
                                                  -------
 NET ASSETS                                       $25,474
                                                  =======

*  Security traded on NYSE and valued in US Dollars.
+ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $107,577 and the total value is $82,708 or .33% of net assets.

                                                Percent of
 Industry Diversification                       Net Assets
----------------------------------------------------------
 Banks                                               18.4%
 Pharmaceuticals                                     10.4
 Integrated Telecommunications Services               9.2
 Integrated Oil & Gas                                 8.0
 Food Retail                                          6.7
 Multi-Line Insurance                                 6.1
 Electrical Components & Equipment                    4.1
 Office Services & Supplies                           3.6
 Brewers                                              2.8
 Electric Utilities                                   2.5
 Automobile Manufacturers                             2.4
 Semiconductors                                       2.3
 Publishing & Printing                                2.3
 Real Estate Investment Trust                         1.9
 Health Care Supplies                                 1.7
 Movies & Entertainment                               1.7
 Household Products                                   1.4
 Diversified Chemicals                                1.3
 Industrial Machinery                                 1.3
 Consumer Electronics                                 1.2
 Construction Materials                               1.2
 Diversified Financial Services                       1.1
 Wireless Telecommunications Service                  1.0
 Other                                                6.7
                                                     ----
                                                     99.3%
                                                     ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO Balanced Fund
December 31, 2001


[PHOTO]  Rex Bentley  [PHOTO] Michael Hughes  [PHOTO] Lynette D. Sagvold

In 2001, the SAFECO Balanced Fund returned less than a 60/40 split of the Russell 1000 Value and Lehman Govt/Corp. Indexes (which delivered .05%); but more than -3.73%, the return of a 60/40 mix of the S&P 500 and the Govt/Corp. Index. While the equity portion of the portfolio outperformed both the S&P 500 and the Russell 1000 Value Index, the fixed income portion underperformed.

The majority of the bond portfolio's underperformance was due to adopting a defensive posture in the third quarter. Positioned for a weak economy, we had a large overweighting in U.S. Agency securities and a corresponding underweighting in corporate bonds. That worked well until the first week in November, when the stock market rallied at the expense of more-conservative bonds, i.e. of the type we were holding. We have since positioned for recovery. We are now overweighted in premium mortgage-backed securities and corporate bonds. We also decreased duration (sensitivity to changes in interest rates) to protect against the possibility of higher interest rates, and adopted a more barbelled maturity profile in anticipation of a flatter U.S. Treasury yield curve (a graphic depiction of yields from short to long maturities).

Our focus on share price and dividend yield helped our equity portfolio hold up against the broad market. Our outperformance against the Russell 1000 Value Index was due to stock selection, rather than sector weightings. Our "picks" that performed well for the year included Abbott Laboratories, Johnson & Johnson, Bank of America, IBM, Microsoft, Praxair and Northrop Grumman.

As the market traded down in the third quarter, our choices in financial services, consumer discretionary and producer durables did well. For example, Gillette and McDonald's held up as they sell low-ticket items. Washington Mutual and Equity Residential Properties benefited from the Fed's rate cutting, and Northrop Grumman climbed on expectations for increased defense spending.

Going into the fourth quarter, we continued making incremental changes to better position the portfolio for an economic upturn. We increased weightings in cyclical sectors and took a position in Alcoa. Conversely we reduced finance, a sector that is less sensitive to the economy. When the dramatic rally began, the Balanced Fund's equities participated, but given the size and speed of the advance, not quite to the extent we would have liked. Indeed, the Technology and Materials & Processing stocks to which we'd been adding dominated the list of best performing stocks in the fourth quarter. Some of our more economically sensitive financial stocks, such as Citigroup and American Express were also strong performers.

For the year, it was gratifying to see the merits of value investing proven anew. Looking forward, we are pleased with the way the portfolio is positioned. Consistent with our value strategy, the equity portfolio's forward price-earnings ratio was 16.9 compared to 18.6 for the Russell 1000 Value on December 31.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Managers
SAFECO Balanced Fund
December 31, 2001


While we think that the US economy will begin to recover soon, we do not expect the recovery to be particularly robust. We believe that our stocks, bonds and sector weightings reflect this and we expect the portfolio to participate in the recovery.

Rex Bentley  Michael Hughes  Lynette D. Sagvold

Rex Bentley, has a MBA from Brigham Young University, and is a Chartered Financial Analyst. He has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Performance Overview & Highlights
SAFECO Balanced Fund

                              [PERFORMANCE GRAPH]


-----------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                    Without Sales Charge
Average Annual Total Return for the    ------------------------------------  ------------------------------------
periods ended December 31, 2001                                   Since                                   Since
                                         1 Year      5 year     Inception*     1 Year       5 year      Inception*
-----------------------------------------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                               (6.17)%       5.23%      6.31%           (0.42)%      6.48%        7.38%
   Class B                               (6.04)%       5.36%      6.54%           (1.19)%      5.68%        6.66%
60% S&P 500/40% Lehman Brothers
 Gov't/Corp. Index                          N/A         N/A        N/A            (3.73)%      9.37%        9.96%
60% Russell 1000 Value/40% Lehman Brothers
 Gov't/Corp. Index                          N/A         N/A        N/A             0.05%       9.63%       10.09%
S&P 500 Index                               N/A         N/A        N/A           (11.88)%     10.70%       12.20%
Lipper, Inc. (Balanced Funds)               N/A         N/A        N/A            (4.39)%      7.78%         N/A
*Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-----------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO Balanced Fund

Class A $14,366

Class B $14,546

S&P 500 Index $19,766

60% S&P 500/40% Lehman Brothers Gov't/Corp Bond Index $17,696

60% Russell 1000 Value/40% Lehman Brothers Gov't/Corp. Index $17,836

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                             60% S&P 500/
                                                           40% Lehman Bros.          60% Russell 1000 Value/
            Date             Class A          Class B         Govt/Corp            40% Lehman Bros. Gov't/Corp        S&P 500
            ----             -------          -------         ---------            ---------------------------        -------
          1/31/1996           9,425            10,000          10,000                         10,000                   10,000
          2/29/1996           9,378             9,950           9,971                          9,960                   10,093
          3/31/1996           9,441            10,017           9,996                         10,030                   10,190
          4/30/1996           9,498            10,077          10,060                         10,027                   10,340
          5/31/1996           9,630            10,218          10,213                         10,098                   10,607
          6/30/1996           9,750            10,345          10,289                         10,155                   10,647
          7/31/1996           9,530            10,112          10,016                          9,927                   10,177
          8/31/1996           9,654            10,243          10,135                         10,090                   10,392
          9/30/1996           9,989            10,599          10,555                         10,405                   10,976
         10/31/1996          10,191            10,803          10,829                         10,747                   11,279
         11/30/1996          10,624            11,252          11,415                         11,306                   12,131
         12/31/1996          10,495            11,112          11,225                         11,169                   11,890
          1/31/1997          10,810            11,434          11,675                         11,516                   12,633
          2/28/1997          10,898            11,517          11,743                         11,634                   12,732
          3/31/1997          10,515            11,111          11,381                         11,315                   12,210
          4/30/1997          10,752            11,351          11,877                         11,679                   12,938
          5/31/1997          11,197            11,810          12,388                         12,140                   13,725
          6/30/1997          11,485            12,096          12,807                         12,532                   14,340
          7/31/1997          12,141            12,777          13,620                         13,288                   15,480
          8/31/1997          11,673            12,274          13,051                         12,920                   14,614
          9/30/1997          11,990            12,607          13,598                         13,509                   15,414
         10/31/1997          11,860            12,460          13,360                         13,323                   14,900
         11/30/1997          12,060            12,660          13,796                         13,740                   15,589
         12/31/1997          12,205            12,803          14,004                         14,058                   15,856
          1/31/1998          12,289            12,880          14,172                         13,986                   16,031
          2/28/1998          12,826            13,432          14,856                         14,612                   17,187
          3/31/1998          13,111            13,726          15,398                         15,241                   18,066
          4/30/1998          13,037            13,627          15,530                         15,336                   18,248
          5/31/1998          12,910            13,494          15,391                         15,226                   17,935
          6/30/1998          12,948            13,528          15,875                         15,408                   18,663
          7/31/1998          12,661            13,217          15,760                         15,223                   18,465
          8/31/1998          11,810            12,318          14,251                         13,745                   15,798
          9/30/1998          12,442            12,979          14,995                         14,397                   16,810
         10/31/1998          13,094            13,658          15,780                         15,097                   18,176
         11/30/1998          13,500            14,059          16,469                         15,603                   19,277
         12/31/1998          13,676            14,250          17,147                         15,979                   20,387
          1/31/1999          13,688            14,238          17,694                         16,102                   21,240
          2/28/1999          13,263            13,784          17,180                         15,827                   20,580
          3/31/1999          13,453            13,973          17,698                         16,079                   21,403
          4/30/1999          14,037            14,580          18,208                         17,139                   22,232
          5/31/1999          14,026            14,557          17,842                         16,954                   21,707
          6/30/1999          14,276            14,814          18,550                         17,291                   22,912
          7/31/1999          13,982            14,497          18,108                         16,912                   22,196
          8/31/1999          13,654            14,146          18,038                         16,458                   22,086
          9/30/1999          13,335            13,799          17,718                         16,094                   21,481
         10/31/1999          13,731            14,210          18,546                         16,754                   22,840
         11/30/1999          13,686            14,175          18,822                         16,658                   23,306
         12/31/1999          13,779            14,248          19,616                         16,686                   24,678
          1/31/2000          13,222            13,670          18,871                         16,297                   23,438
          2/29/2000          12,641            13,056          18,665                         15,504                   22,994
          3/31/2000          13,594            14,037          20,085                         16,872                   25,244
          4/30/2000          13,559            14,001          19,604                         16,709                   24,482
          5/31/2000          13,641            14,074          19,298                         16,829                   23,979
          6/30/2000          13,566            13,984          19,753                         16,385                   24,571
          7/31/2000          13,437            13,850          19,577                         16,580                   24,188
          8/31/2000          13,731            14,130          20,550                         17,292                   25,691
          9/30/2000          13,563            13,954          19,755                         17,423                   24,335
         10/31/2000          13,977            14,369          19,726                         17,757                   24,232
         11/30/2000          13,800            14,174          18,668                         17,379                   22,321
         12/31/2000          14,427            14,822          18,838                         18,089                   22,431
          1/31/2001          14,415            14,798          19,406                         18,228                   23,227
          2/28/2001          14,165            14,540          18,192                         17,930                   21,109
          3/31/2001          13,973            14,328          17,415                         17,517                   19,772
          4/30/2001          14,225            14,587          18,295                         18,062                   21,308
          5/31/2001          14,477            14,821          18,412                         18,376                   21,451
          6/30/2001          14,233            14,569          18,126                         18,117                   20,929
          7/31/2001          14,403            14,731          18,141                         18,230                   20,723
          8/31/2001          14,185            14,507          17,436                         17,802                   19,426
          9/30/2001          13,837            14,123          16,548                         17,009                   17,857
         10/31/2001          13,885            14,185          16,900                         17,061                   18,198
         11/30/2001          14,251            14,547          17,640                         17,606                   19,594
         12/31/2001          14,366            14,546          17,696                         17,836                   19,766

 TOP FIVE INDUSTRIES                        Percent of
 (Common Stocks)                            Net Assets
------------------------------------------------------
 Banks                                           7%
 Integrated Telecommunications Services          6
 Diversified Financial Services                  6
 Integrated Oil & Gas                            5
 Pharmaceuticals                                 4

                                            Percent of
 TOP TEN STOCK HOLDINGS                     Net Assets
------------------------------------------------------
 Citigroup, Inc.                               2.0%
  (Diversified Financial Services)
 Hartford Financial Services Group, Inc.       1.9
  (Multi-Line Insurance)
 American International Group, Inc.            1.8
  (Multi-Line Insurance)
 Exxon Mobil Corp.                             1.8
  (Integrated Oil & Gas)
 Washington Mutual, Inc.                       1.8
  (Banks)
 ALLTEL Corp.                                  1.6
  (Integrated Telecommunications Services)
 J.P. Morgan Chase & Co.                       1.6
  (Diversified Financial Services)
 SBC Communications, Inc.                      1.6
  (Integrated Telecom. Services)
 Verizon Communications                        1.5
  (Integrated Telecom. Services)
 Duke Energy Corp.                             1.5
  (Electric Utilities)

TOP FIVE PURCHASES
(Common Stocks)
                                                  Cost
For the Year Ended December 31, 2001           (000's)
------------------------------------------------------
Duke Energy Corp.                             $279
Citigroup, Inc.                                227
Conoco, Inc.                                   220
AOL Time Warner, Inc.                          196
American Express Co.                           187

TOP FIVE SALES
(Common Stocks)
                                              Proceeds
For the Year Ended December 31, 2001           (000's)
------------------------------------------------------
Diebold, Inc.                                 $284
Halliburton Co.                                212
Bristol-Meyers Squibb Co.                      209
Dover Corp.                                    192
Praxair, Inc.                                  189

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------
                                  [PIE CHART]

  Large - Common Stocks:       ($4 Bil. and above)        60.2%
  Medium - Common Stocks:      ($1.5 Bil. - $4 Bil.)       0.9%
  Small - Common Stocks:       (Less than $1.5 Bil.)       0.7%
  Corporate Bonds:                                        12.8%
  Asset Backed Securities:                                 2.8%
  Mortgage Backed Securities:                             16.4%
  U.S. Government Securities:                              4.5%
  Cash & Other:                                            1.7%

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001

                                                         Value
 SHARES OR PRINCIPAL AMOUNT                            (000's)
--------------------------------------------------------------
 COMMON STOCKS--61.8%

 Aerospace & Defense--0.7%
    1,200   Northrop Grumman Corp.                     $   121

 Air Freight & Couriers--1.3%
    4,500   United Parcel Service, Inc. (Class B)          245

 Aluminum--0.3%
    1,700   Alcoa, Inc.                                     60

 Banks--6.8%
    3,800   Bank of America Corp.                          239
    6,400   KeyCorp                                        156
   12,820   U.S. Bancorp                                   268
    9,950   Washington Mutual, Inc.                        325
    6,200   Wells Fargo & Co.                              269

 Brewers--1.0%
    4,200   Anheuser-Busch Companies, Inc.                 190

 Computer Hardware--0.7%
    1,100   International Business Machines Corp.          133

 Computer Storage & Peripherals--0.4%
    4,600 * EMC Corp.                                       62

 Data Processing Services--0.7%
    2,300   Automatic Data Processing, Inc.                135

 Department Stores--1.4%
    7,150   May Department Stores Co.                      264

 Diversified Chemicals--1.0%
    4,100   Du Pont (E.I.) de Nemours & Co.                174

 Diversified Financial Services--6.0%
    4,700   American Express Co.                           168
    7,300   Citigroup, Inc.                                369
    3,300   Federal National Mortgage Association          262
    8,300   J.P. Morgan Chase & Co.                        302

 Drug Retail--1.0%
    5,900   CVS Corp.                                      175

 Electric Utilities--1.5%
    7,100   Duke Energy Corp.                              279

 Food Retail--0.8%
    7,100 * Kroger Co.                                     148

 Gas Utilities--0.7%
    2,800   El Paso Corp.                                  125

 General Merchandise Stores--0.9%
    3,800 * Costco Wholesale Corp.                         169

 Household Products--1.4%
    3,200   Procter & Gamble Co.                           253

 Industrial Conglomerates--1.7%
    3,500   General Electric Co.                           140
    3,000   Tyco International, Ltd.                       177

 Industrial Gases--1.5%
    4,800   Praxair, Inc.                                  265

 Industrial Machinery--0.8%
    3,500   Ingersoll-Rand Co.                             146

 Integrated Oil & Gas--5.2%
    2,800   ChevronTexaco Corp.                            251
    7,700   Conoco, Inc.                                   218
    8,376   Exxon Mobil Corp.                              329
    3,100   Royal Dutch Petroleum Co. (ADR)                152

 Integrated Telecommunications Services--6.0%
    4,900   ALLTEL Corp.                                   302
    4,100   CenturyTel, Inc.                               135
    6,400   Qwest Communications International, Inc.        90
    7,600   SBC Communications, Inc.                       298
    6,014   Verizon Communications                         285

 IT Consulting & Services--0.6%
    1,700   Electronic Data Systems Corp.                  117

 Movies & Entertainment--1.7%
    4,400 * AOL Time Warner, Inc.                          141
    8,400   Walt Disney Co.                                174

 Multi-Line Insurance--3.7%
    4,200   American International Group, Inc.             334
    5,500   Hartford Financial Services Group, Inc.        346

 Multi-Utilities--1.4%
   11,100   NiSource, Inc.                                 256

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001


                                                                    Value
 SHARES OR PRINCIPAL AMOUNT                                       (000's)
-------------------------------------------------------------------------
 Networking Equipment--0.4%
    4,000 * Cisco Systems, Inc.                                   $    72

 Oil & Gas Equipment & Services--0.7%
    2,500   Schlumberger, Ltd.                                        137

 Personal Products--1.4%
    7,800   Gillette Co.                                              261

 Pharmaceuticals--3.8%
    3,200   Abbott Laboratories                                       178
    2,800   American Home Products Corp.                              172
    2,100   Johnson & Johnson                                         124
    2,000   Merck & Co., Inc.                                         118
    3,100   Schering-Plough Corp.                                     111

 Publishing & Printing--1.2%
    3,400   Gannett Co., Inc.                                         229

 Real Estate Investment Trust--2.3%
    4,000   Equity Residential Properties Trust                       115
    4,300   First Industrial Realty Trust, Inc.                       134
    5,800   Liberty Property Trust                                    173

 Restaurants--1.0%
    7,000   McDonald's Corp.                                          185

 Semiconductor Equipment--0.6%
    3,400   Intel Corp.                                               107

 Semiconductors--0.3%
    2,200   Texas Instruments, Inc.                                    62

 Systems Software--0.6%
    1,700 * Microsoft Corp.                                           113

 Telecommunications Equipment--0.3%
    6,900   Corning, Inc.                                              62
                                                                  -------
 TOTAL COMMON STOCKS (cost $10,518)                                11,400
                                                                  -------

 CORPORATE BONDS--12.8%

 Air Freight & Couriers--0.3%
 $ 60,000   Federal Express Corp.                                      63
            6.625%, due 2/12/04

 Airlines--0.9%
   65,000   Delta Air Lines, Inc.                                      63
            7.11%, due 9/18/11
  119,189   United Air Lines                                          114
            7.783%, due 1/01/14

 Alternative Carriers--0.3%
   65,000 # Sprint Capital Corp. (144A)                                64
            6.00%, due 1/15/07
            (acquired 10/30/01)

 Auto Parts & Equipment--0.3%
   65,000   Delphi Automotive Systems Corp.
            6.55%, due 5/15/06                                         65

 Banks--0.4%
   65,000   Wachovia Corp.
            4.95%, due 11/01/06                                        64

 Broadcasting & Cable TV--0.4%
   65,000   Comcast Cable Corp.
            6.375%, due 1/30/06                                        66

 Canadian Provinces--0.7%
  135,000   British Columbia (Province of)
            5.375%, due 10/29/08                                      134

 Computer Hardware--0.4%
   70,000   Hewlett-Packard Co.                                        69
            5.75%, due 2/15/06

 Consumer Finance--1.3%
   95,000   American General Finance Corp.
            5.875%, due 7/14/06                                        96
   65,000   Boeing Capital Corp.
            5.75% due 2/15/07                                          65
   65,000   Household Finance Corp.
            7.875%, due 3/01/07                                        70

 Diversified Chemicals--0.6%
  105,000   Dow Chemical Co.
            5.75%, due 12/15/08                                       105

 Diversified Financial Services--2.3%
   75,000   Credit Suisse First Boston-USA, Inc.                       73
            6.125%, due 11/15/11
  125,000 # Erac USA Finance Co.
            8.00%, due 1/15/11                                        126
            (144A) (acquired 1/09/01)

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001

                                                                   Value
 SHARES OR PRINCIPAL AMOUNT                                      (000's)
------------------------------------------------------------------------
 Diversified Financial Services--(continued)
 $ 70,000   Ford Motor Credit Co. 7.25%, due 10/25/11            $    68
   70,000   John Hancock Financial Services, Inc.                     69
            5.625% due 12/01/08
   80,000   Lehman Brothers Holdings, Inc. 6.25%, due 4/01/03         83

 Electric Utilities--1.0%
   75,000   Avista Corp.                                              75
            7.75%, due 1/01/07
   70,000   National Rural Utilities Cooperative Finance Corp.        71
            5.25%, due 7/15/04
   40,000 # Peco Energy Co. (144A)                                    39
            5.95%, due 11/01/11 (acquired 10/24/01)

 General Merchandise Stores--0.3%
   60,000   Sears Roebuck & Co. 6.25%, due 1/15/04                    62

 Integrated Oil & Gas--0.7%
   65,000   Pemex Project Funding Master Trust                        69
            9.125%, due 10/13/10
   55,000   USX Corp.                                                 57
            6.85%, due 3/01/08

 Integrated Telecommunications Services--1.5%
  130,000   Qwest Communications International, Inc.                 127
            7.25%, due 2/15/11
   85,000 # Verizon Wireless, Inc. (144A) 5.375%, due 12/15/06        85
            (acquired 12/12/01)
   65,000   Worldcom, Inc.                                            69
            8.00%, due 5/15/06

 Oil & Gas Equipment & Services--0.3%
   50,000   Kinder Morgan Energy Partners 6.75%, due 3/15/11          50

 Trucking--0.7%
  125,000   Hertz Corp.                                              128
            7.00%, due 7/01/04

 Wireless Telecommunications Services--0.4%
   70,000 TCI Communications, Inc. 8.65%, due 9/15/04                 75
                                                                 -------
 TOTAL CORPORATE BONDS (cost $2,359)                               2,364
                                                                 -------
 ASSET BACKED SECURITIES--2.8%

 Consumer Finance--0.7%
  135,000 World Omni Auto Receivables Trust 4.49%, due               135
          8/20/08

 Diversified Financial Services--0.7%
  125,000 CNH Equipment Trust 7.34%, due 2/15/07                     132

 Electric Utilities--0.9%
  170,000 ComEd Transitional Funding Trust 5.63%, due                173
          6/25/09

 Motorcycle Manufacturers--0.5%
   79,375 Harley Davidson Eaglemark Motorcycle Trust                  81
          7.07%, due 11/15/04
                                                                 -------
 TOTAL ASSET BACKED SECURITIES (cost $506)                           521
                                                                 -------
 MORTGAGE BACKED SECURITIES--16.4%

 Collateral Mortgage Obligation (CMO)--1.0%
  179,028 6.50%, due 2/14/41                                         185

 Federal National Mortgage Association (FNMA)--13.1%
  238,429 6.00%, due 1/01/29                                         235
  112,098 6.00%, due 9/01/29                                         110
  122,553 6.50%, due 1/01/15                                         125
  255,058 6.50%, due 2/01/31                                         256
   38,471 6.50%, due 5/01/31                                          39
   98,529 6.50%, due 6/01/31                                          99
  267,637 6.50%, due 7/01/29                                         269
  125,746 7.00%, due 3/01/12                                         131
  118,692 8.00%, due 10/01/30                                        124
  106,721 8.00%, due 2/01/29                                         113
   97,468 8.00%, due 2/01/30                                         102
  560,000 8.00%, due 3/01/31                                         588
   88,179 8.00%, due 4/01/20                                          93
   42,944 8.00%, due 4/01/30                                          45
   40,909 8.00%, due 5/01/31                                          43
   44,493 8.00%, due 7/01/30                                          47

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Balanced Fund
As of December 31, 2001


                                                                        Value
 SHARES                                                               (000's)
------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA)--2.3%
 $      17,724 6.00%, due 4/15/14                                     $    18
       102,595 6.00%, due 8/15/13                                         104
       166,565 7.00%, due 4/15/28                                         170
        40,266 7.00%, due 8/15/28                                          41
        80,139 7.75%, due 11/15/29                                         83
                                                                      -------
 TOTAL MORTGAGE BACKED SECURITIES (cost
  $2,960)                                                               3,020
                                                                      -------
 U.S. GOVERNMENT OBLIGATIONS--4.5%
 Federal National Mortgage Association (FNMA)--3.7%
       655,000 6.625%, due 11/15/30                                       685
 U.S. Federal Agency Notes--0.8%
       140,000 5.75%, due 2/15/08                                         143
                                                                      -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS (cost
  $833)                                                                   828
                                                                      -------

                                                                        Value
 SHARES                                                               (000's)
------------------------------------------------------------------------------
 CASH EQUIVALENTS--2.1%
 Investment Companies
 $386,689 AIM Short-Term Investments Co. Liquid Assets Money Market   $   387
          Portfolio (Institutional Shares)
                                                                      -------
 TOTAL CASH EQUIVALENTS (cost $387)                                       387
                                                                      -------
 TOTAL INVESTMENTS (total cost
  $17,563)--100.4%                                                     18,520
 Other Assets, less Liabilities                                           (72)
                                                                      -------
 NET ASSETS                                                           $18,448
                                                                      =======

 *  Non-income producing security.
 # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $315,000 and the total value is $314,000 or 1.70% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Manager
SAFECO Small Company Value Fund
December 31, 2001

[PHOTO] Greg Eisen

In a terrific year for small cap value stocks, the SAFECO Small Company Value Fund outperformed the asset class. The Fund came in ahead of the Russell 2000 Value Index's 14.02% return for 2001. In fact, the Fund stayed ahead of the index the entire year. We had very low exposure to technology in the first three quarters when that sector was simply abysmal, thus the Fund experienced a low level of earnings disappointments and stock "blow-ups."

For the year, low P/E stocks outperformed high P/E and non-earnings stocks, and we were concentrated in the former. Some of our best-performing names did well by virtue of a defensive nature. For example, in retail stocks, I stuck with Regis Corp because, historically, salon industry sales--and hair--continue to grow during economic recessions. Landauer, the radiation monitoring business, was set to grow earnings this year regardless of the economy. It did and paid a sizable dividend as well.

While a safe haven in the first three quarters of 2001, the financial services sector was among the poorest in the final quarter gaining "only" in the single digits. Still, financial services stocks continue to be the largest sector within the Fund and its benchmark index.

In the fourth quarter, in a reversal of the full year's trend, stocks with higher price/earnings valuations in the Russell 2000 Value Index, as well as the non-earning companies, performed best. The Fund was successful in surpassing its benchmark index, which was up 16.72%, for the quarter, in part because our technology stocks were big winners. Though only about 7% of net assets were invested in technology, the sector was the best performing sector in the fourth quarter.

In part, the fourth quarter rally was a retracing of the losses following 9/11, yet the market continued upward through the end of the year, seemingly forecasting an end to the recession in the middle of 2002. To that end I am increasing the Fund's exposure to stocks that will benefit from the cyclical recovery. For example, the Fund is already overweight in Transportation stocks, which tend to be early cycle performers and I am looking for opportunities to add basic industry exposure, as well as more capital goods companies. On the whole, I will continue to look for good businesses at cheap valuations across the small cap spectrum.

Greg Eisen

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

Performance Overview & Highlights
SAFECO Small Company Value Fund

                              [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
                                       ----------------------------------    ---------------------------------
Average Annual Total Return for the                             Since                                 Since
periods ended December 31, 2001          1 Year      5 year   Inception*      1 Year      5 year    Inception*
--------------------------------------------------------------------------------------------------------------
SAFECO Small Company Value Fund
   Class A                               11.11%       2.24%      5.80%          17.92 %      3.45%      6.86%
   Class B                               12.11%       2.26%      5.66%          17.11 %      2.63%      6.11%
Russell 2000 Index                        N/A         N/A        N/A             2.49 %      7.52%      9.26%
Russell 2000 Value Index                  N/A         N/A        N/A            14.03 %     11.21%     12.90%
Lipper, Inc. (Small-Cap Value Funds)      N/A         N/A        N/A            16.39 %     11.81%     12.90%
*Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO

Small Company Value Fund

Class A  $13,961

Class B  $14,107

Russell 2000 Index   $16,759

Russell 2000 Value

Index  $20,507

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               Russell            Russell
     Date          Class A      Class B       2000 Index      2000 Value Index
     ----          -------      -------       ----------      ----------------
   1/31/1996        9,425        10,000         10,000             10,000
   2/29/1996        9,566        10,150         10,312             10,157
   3/31/1996        9,887        10,490         10,522             10,370
   4/30/1996       10,886        11,550         11,085             10,653
   5/31/1996       11,640        12,350         11,522             10,923
   6/30/1996       11,338        12,030         11,049             10,794
   7/31/1996       10,575        11,220         10,084             10,220
   8/31/1996       11,225        11,910         10,670             10,663
   9/30/1996       11,483        12,183         11,087             10,954
  10/31/1996       11,463        12,151         10,916             11,081
  11/30/1996       11,323        12,003         11,366             11,678
  12/31/1996       11,782        12,479         11,664             12,057
   1/31/1997       11,882        12,575         11,897             12,242
   2/28/1997       11,632        12,299         11,608             12,358
   3/31/1997       11,233        11,876         11,060             12,027
   4/30/1997       11,004        11,611         11,091             12,204
   5/31/1997       12,041        12,712         12,326             13,175
   6/30/1997       12,680        13,368         12,854             13,842
   7/31/1997       13,558        14,279         13,452             14,423
   8/31/1997       13,817        14,554         13,760             14,652
   9/30/1997       15,174        15,972         14,767             15,626
  10/31/1997       14,625        15,380         14,119             15,201
  11/30/1997       14,535        15,284         14,027             15,368
  12/31/1997       14,516        15,254         14,273             15,889
   1/31/1998       14,414        15,134         14,047             15,601
   2/28/1998       15,875        16,652         15,085             16,545
   3/31/1998       17,346        18,181         15,707             17,216
   4/30/1998       17,949        18,810         15,793             17,301
   5/31/1998       16,978        17,769         14,942             16,688
   6/30/1998       16,600        17,368         14,973             16,594
   7/31/1998       14,680        15,340         13,761             15,294
   8/31/1998       10,440        10,895         11,088             12,899
   9/30/1998       10,961        11,427         11,956             13,627
  10/31/1998       10,706        11,156         12,444             14,032
  11/30/1998       10,859        11,307         13,096             14,412
  12/31/1998       11,329        11,795         13,907             14,864
   1/31/1999       11,605        12,077         14,092             14,526
   2/28/1999       10,890        11,329         12,951             13,535
   3/31/1999       10,297        10,700         13,153             13,423
   4/30/1999       10,185        10,570         14,331             14,648
   5/31/1999       10,216        10,603         14,540             15,099
   6/30/1999       10,440        10,830         15,197             15,645
   7/31/1999       10,614        11,004         14,781             15,274
   8/31/1999       10,052        10,408         14,234             14,716
   9/30/1999       10,083        10,440         14,237             14,422
  10/31/1999       10,113        10,462         14,295             14,133
  11/30/1999       11,544        11,947         15,149             14,206
  12/31/1999       12,821        13,248         16,864             14,643
   1/31/2000       12,269        12,673         16,592             14,260
   2/29/2000       13,250        13,682         19,331             15,131
   3/31/2000       13,495        13,909         18,058             15,202
   4/30/2000       12,943        13,335         16,970             15,292
   5/31/2000       11,942        12,294         15,981             15,059
   6/30/2000       12,545        12,901         17,375             15,499
   7/31/2000       12,054        12,392         16,815             16,015
   8/31/2000       13,015        13,378         18,098             16,731
   9/30/2000       12,637        12,966         17,566             16,636
  10/31/2000       11,646        11,947         16,783             16,577
  11/30/2000       10,941        11,210         15,059             16,240
  12/31/2000       11,840        12,131         16,353             17,985
   1/31/2001       13,301        13,627         17,205             18,481
   2/28/2001       12,626        12,923         16,076             18,456
   3/31/2001       12,126        12,402         15,290             18,160
   4/30/2001       13,015        13,313         16,486             19,000
   5/31/2001       13,209        13,497         16,891             19,489
   6/30/2001       13,699        13,996         17,474             20,284
   7/31/2001       13,147        13,421         16,529             19,818
   8/31/2001       12,953        13,215         15,995             19,750
   9/30/2001       11,819        12,045         13,842             17,570
  10/31/2001       12,524        12,760         14,651             18,029
  11/30/2001       13,025        13,270         15,786             19,324
  12/31/2001       13,961        14,107         16,759             20,507

                                        Percent of
 TOP FIVE INDUSTRIES                    Net Assets
--------------------------------------------------
 Banks                                         16%
 Real Estate Investment Trust                   9
 Diversified Commercial Services                6
 Health Care Equipment                          5
 Construction Materials                         4

                                        Percent of
 TOP TEN HOLDINGS                       Net Assets
--------------------------------------------------
 MCSi, Inc.                                   3.5%
  (Computer Storage & Peripherals)
 Regis Corp.                                  3.3
  (Specialty Stores)
 Florida Rock Industries, Inc.                3.2
  (Construction Materials)
 Hooper Holmes, Inc.                          3.0
  (Health Care Distributors & Services)
 Rent-Way, Inc.                               2.8
  (Diversified Financial Services)
 Elcor Corp.                                  2.7
  (Building Products)
 Macatawa Bank Corp.                          2.7
  (Banks)
 First Industrial Realty Trust, Inc.          2.7
  (Real Estate Investment Trust)
 Forward Air Corp.                            2.6
  (Air Freight & Couriers)
 FBR Asset Investment Corp.                   2.5
  (Real Estate Investment Trust)

TOP FIVE PURCHASES                             Cost
For the Year Ended December 31, 2001        (000's)
---------------------------------------------------
iShares Russell 2000 Index Fund            $3,366
iShares Russell 2000 Value Index Fund       2,082
MCSi, Inc.                                  1,409
Florida Rock Industries, Inc.               1,203
Hamilton Bancorp, Inc.                      1,056

TOP FIVE SALES                            Proceeds
For the Year Ended December 31, 2001       (000's)
--------------------------------------------------
iShares Russell 2000 Index Fund            $3,260
iShares Russell 2000 Value Index Fund       2,080
World Fuel Services Corp.                   1,383
Astec Industries, Inc.                      1,256
Rollins Truck Leasing Corp.                 1,196

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

  Small Cap - Common Stocks (Under $1 Bil.)
    a) Large (Over $750 Mil.):                     36.1%
    b) Medium ($250 Mil. - $750 Mil.):             31.4%
    c) Small (Under $250 Mil.):                    24.4%
  Mid-Cap - Common Stocks: ($1 Bil. - $4 Bil.)      5.3%
  Preferred Stock:                                  1.5%
  Cash & Other:                                     1.3%

Portfolio of Investments
SAFECO Small Company Value Fund
As of December 31, 2001

                                                       Value
 SHARES OR PRINCIPAL AMOUNT                          (000's)
------------------------------------------------------------
 COMMON STOCKS--97.2%

 Aerospace & Defense--1.2%
  18,800 *  United Defense Industries, Inc.          $   396

 Air Freight & Couriers--2.6%
  24,400 *  Forward Air Corp.                            828

 Auto Parts & Equipment--2.2%
  31,200    Federal Signal Corp.                         695

 Banks--15.9%
  16,100    Alabama National BanCorp                     543
  51,000 *  BankUnited Financial Corp. (Class A)         757
  17,000    BostonFed Bancorp, Inc.                      410
  46,485    Camco Financial Corp.                        590
  48,800    Colonial BancGroup, Inc.                     688
  37,642 *  Hanmi Financial Corp.                        546
  44,600    Macatawa Bank Corp.                          859
  25,150 *  Pacific Union Bank                           259
  20,600    Riggs National Corp.                         288
   5,830    Southern Financial Bancorp, Inc.             154

 Biotechnology--1.0%
  58,150 *  Paradigm Genetics, Inc.                      331

 Building Products--2.7%
  31,000    Elcor Corp.                                  862

 Casinos & Gaming--1.6%
  62,800 *  Mikohn Gaming Corp.                          502

 Catalog Retail--2.2%
  29,100 *  Insight Enterprises, Inc.                    716

 Computer Storage & Peripherals--3.5%
  47,600 *  MCSi, Inc.                                 1,116

 Construction Materials--4.2%
  27,650    Florida Rock Industries, Inc.              1,011
   7,000    Martin Marietta Materials, Inc.              326

 Consumer Finance--1.2%
  45,300    Cash America International, Inc.             385

 Diversified Commercial Services--5.6%
  11,400 *  DeVry, Inc.                                  324
 186,950 *+ International Aircraft Investors, Inc.       288
  18,500 *  ITT Educational Services, Inc.               682
  14,900    Landauer, Inc.                               504

 Diversified Financial Services--2.8%
 150,200 * Rent-Way, Inc.                                900

 Diversified Metals & Mining--2.5%
  28,300   Precision Castparts Corp.                     799

 Health Care Distributors & Services--3.0%
 107,600   Hooper Holmes, Inc.                           963

 Health Care Equipment--4.8%
  26,000 * INAMED Corp.                                  782
  29,100 * SonoSite, Inc.                                748

 Health Care Facilities--2.0%
  21,100 * Province Healthcare Co.                       651

 Housewares & Specialties--2.0%
  18,400   Lancaster Colony Corp.                        653

 Integrated Oil & Gas--1.6%
  26,600   World Fuel Services Corp.                     487

 Internet Software & Services--1.5%
  15,800 * Websense, Inc.                                507

 Life & Health Insurance--2.4%
  16,200   StanCorp Financial Group, Inc.                765

 Marine--2.0%
  46,000   Nordic American Tanker Shipping, Ltd.         637

 Metal & Glass Containers--0.3%
   8,600 * Owens-Illinois, Inc.                           86

 Networking Equipment--2.0%
  22,300 * Anixter International, Inc.                   647

 Oil & Gas Drilling--1.1%
  14,700 * Patterson-UTI Energy, Inc.                    343

 Property & Casualty Insurance--3.1%
  26,700   First American Corp.                          500
  17,000   LandAmerica Financial Group, Inc.             488

 Real Estate Investment Trust--8.9%
  13,100   Alexandria Real Estate Equities, Inc.         538
  16,400   Camden Property Trust                         602
  29,000   FBR Asset Investment Corp.                    815
  27,400   First Industrial Realty Trust, Inc.           852

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Small Company Value Fund
As of December 31, 2001


                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Restaurants--0.0%
  14,000 * BRIAZZ, Inc.                                               $    14

 Specialty Stores--3.3%
  41,200   Regis Corp.                                                  1,062

 Steel--2.0%
  46,400   Schnitzer Steel Industries, Inc.                               633

 Telecommunications Equipment--2.0%
  25,400 * Plantronics, Inc.                                              651

 Tobacco--2.5%
  22,000   Universal Corp.                                                801

 Trucking--3.5%
  25,700 * Arkansas Best Corp.                                            741
   5,100 * Landstar System, Inc.                                          370
                                                                      -------
 TOTAL COMMON STOCKS (cost $27,315)                                    31,095
                                                                      -------
 PREFERRED STOCKS--1.5%

 Electric Utilities--1.5%
   4,000   Massachusetts Electric Co.                                     269
   4,800   PSI Energy, Inc.                                                83
   2,000   Virginia Electric & Power Co. Callable 4/23/01 @ $101.00       135
                                                                      -------
 TOTAL PREFERRED STOCKS (cost $524)                                       487
                                                                      -------

 CASH EQUIVALENTS--1.2%

 Investment Companies
 371,626 AIM Short-Term Investments Co. Liquid Assets Money Market        372
         Portfolio (Institutional Shares)
                                                                      -------
 TOTAL CASH EQUIVALENTS (cost $372)                                       372
                                                                      -------
 TOTAL INVESTMENTS (total cost
  $28,211)--99.9%                                                      31,954
 Other Assets, less Liabilities                                            32
                                                                      -------
 NET ASSETS                                                           $31,986
                                                                      =======

 *  Non-income producing security.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). The cost of such security is $1,799,000.

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Managers
SAFECO U.S. Value Fund
December 31, 2001

[PHOTO] Rex Bentley  [PHOTO] Lynette D. Sagvold

The SAFECO U.S. Value Fund's attention to price and dividend yield helped it mitigate losses in what proved to be a very difficult year for large cap stocks. While we were not able to provide positive returns for our shareholders, we were able to offer some refuge. In 2001, the SAFECO U.S. Value Fund Class A outperformed both the broad stock market, as represented by the S&P 500, and the value universe in which it invests while Class B returned slightly less than the Russell Value 1000 Index. The Russell 1000 Value Index declined 5.59%, while the S&P 500 Index declined 11.88%.

While valuation made the difference between the Fund and the broad market, the outperformance against the Russell 1000 Value Index was due to stock selection, rather than sector weightings. Our "picks" that performed well for the year included Abbott Labs, Johnson & Johnson, Bank of America, IBM, Microsoft, Praxair and Northrop Grumman.

In the third quarter downdraft, the Fund's outperformance was due to our choices in financial services, consumer discretionary and producer durables. For example, Gillette and McDonald's held up well as they sell low-ticket items. Washington Mutual and Equity Residential Properties benefited from the Fed's rate cutting. Northrop Grumman benefited by expectations for increased defense spending.

In the third quarter, we exited Hewlett Packard. We think the proposed merger with Compaq Computer lessens its attractiveness. We left Nortel when its prospects fell further than we had anticipated and swapped Dover for General Electric because we thought GE's valuation was more attractive than it had been in two years. We took other new positions at prices we liked in Automatic Data Processing, which has a long history of consistent double-digit earnings growth; EMC Corporation, a leader in the rapidly growing storage technology business; and El Paso Energy.

We continued making incremental changes to better position the portfolio for an economic upturn into the fourth quarter. We increased weightings in cyclical sectors and took a position in Alcoa. Conversely, we reduced our health care and utilities weightings, sectors that are less sensitive to the economy. Shortly thereafter, a dramatic shift occurred. The SAFECO U.S. Value Fund participated in the rally, but given the size and speed of the advance, not quite to the extent we would have liked. Indeed, the technology and materials & processing stocks to which we'd been adding dominated the list of best performing stocks in the fourth quarter. Some of our more economically sensitive financial stocks, such as Citigroup and American Express were also strong performers.

Washington Mutual--after contributing throughout the year--declined in the fourth quarter as short-term investors took profits and management guided expectations downward. We continue to hold it as we think Washington Mutual's potential is solid and its low valuation is fleeting. Indeed, we continue to

Report From the Fund Managers
SAFECO U.S. Value Fund
December 31, 2001


favor traditional value fare--financial stocks, including insurers, as well as telephone companies and utilities for their potential and their resiliency.

Consistent with its value strategy, the Fund's forward price-earnings ratio was
16.9 compared to 18.6 for the Russell 1000 Value Index on December 31. The portfolio was invested in 60 stocks with an average market capitalization of $82 billion, which is somewhat higher than the Russell 1000 Value Index's $64 billion average market capitalization.

While the year 2001 was disappointing in several ways, it has been gratifying to see the merits of value investing proven anew and to have had our portfolio outperform. Going forward we are focused toward better times. While we do not expect the U.S. economic recovery to be particularly robust, we believe the Fund is positioned to participate.

Rex Bentley  Lynette D. Sagvold

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO U.S. Value Fund

                              [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
                                       ----------------------------------    ---------------------------------
Average Annual Total Return for the                              Since                            Since
periods ended December 31, 2001          1 Year                Inception*        1 Year         Inception*
--------------------------------------------------------------------------------------------------------------
SAFECO U.S. Value Fund
   Class A                              (10.43)%                 4.74%           (4.96)%          6.08%
   Class B                              (10.40)%                 4.18%           (5.65)%          5.33%
S&P 500 Index                             N/A                     N/A           (11.88)%         12.20%
Russell 1000 Value Index                  N/A                     N/A            (5.59)%         10.38%
Lipper, Inc. (Large-Cap Value Funds)      N/A                     N/A            (6.68)%           N/A
*Graph and average annual return comparison begins April 30, 1997, inception date of the Fund.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund Distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO U.S. Value Fund

Class A $12,415

Class B $12,106

S&P 500 Index $15,277

Russell 1000 Value Index $15,863

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                               Russell 1000
              Date           Class A    Class B    S&P 500      Value Index
              ----           -------    -------    -------    ---------------
            4/30/1997         9,425      10,000    10,000        10,000
            5/31/1997        10,057      10,123    10,608        10,559
            6/30/1997        10,419      10,485    11,083        11,012
            7/31/1997        11,222      11,284    11,965        11,840
            8/31/1997        10,627      10,675    11,295        11,418
            9/30/1997        10,993      11,031    11,914        12,108
           10/31/1997        10,642      10,679    11,516        11,770
           11/30/1997        10,908      10,945    12,049        12,290
           12/31/1997        11,050      11,076    12,256        12,649
            1/31/1998        11,069      11,076    12,391        12,470
            2/28/1998        11,870      11,878    13,284        13,310
            3/31/1998        12,298      12,294    13,964        14,124
            4/30/1998        12,120      12,106    14,104        14,218
            5/31/1998        11,853      11,838    13,862        14,008
            6/30/1998        11,832      11,809    14,425        14,187
            7/31/1998        11,396      11,363    14,272        13,937
            8/31/1998         9,999       9,966    12,210        11,863
            9/30/1998        10,666      10,630    12,993        12,543
           10/31/1998        11,578      11,531    14,048        13,515
           11/30/1998        12,144      12,106    14,900        14,145
           12/31/1998        12,352      12,314    15,758        14,626
            1/31/1999        12,363      12,304    16,417        14,743
            2/28/1999        11,938      11,880    15,907        14,535
            3/31/1999        12,166      12,097    16,543        14,836
            4/30/1999        13,046      12,965    17,184        16,221
            5/31/1999        13,149      13,058    16,778        16,043
            6/30/1999        13,585      13,493    17,709        16,509
            7/31/1999        13,202      13,089    17,156        16,025
            8/31/1999        12,736      12,624    17,071        15,431
            9/30/1999        12,193      12,076    16,603        14,892
           10/31/1999        12,743      12,624    17,653        15,749
           11/30/1999        12,701      12,572    18,013        15,625
           12/31/1999        12,938      12,800    19,074        15,701
            1/31/2000        12,114      11,981    18,115        15,189
            2/29/2000        11,171      11,033    17,773        14,060
            3/31/2000        12,451      12,295    19,511        15,776
            4/30/2000        12,429      12,262    18,922        15,592
            5/31/2000        12,592      12,413    18,534        15,756
            6/30/2000        12,301      12,134    18,991        15,037
            7/31/2000        12,073      11,897    18,696        15,225
            8/31/2000        12,377      12,188    19,857        16,072
            9/30/2000        12,098      11,899    18,809        16,219
           10/31/2000        12,676      12,470    18,729        16,618
           11/30/2000        12,316      12,104    17,253        16,001
           12/31/2000        13,064      12,830    17,337        16,802
            1/31/2001        12,921      12,679    17,953        16,867
            2/28/2001        12,473      12,226    16,316        16,398
            3/31/2001        12,145      11,901    15,282        15,818
            4/30/2001        12,573      12,322    16,470        16,594
            5/31/2001        12,902      12,625    16,580        16,967
            6/30/2001        12,513      12,240    16,176        16,590
            7/31/2001        12,578      12,294    16,017        16,555
            8/31/2001        12,205      11,927    15,014        15,892
            9/30/2001        11,650      11,381    13,802        14,774
           10/31/2001        11,573      11,295    14,066        14,647
           11/30/2001        12,212      11,911    15,144        15,498
           12/31/2001        12,415      12,106    15,277        15,863

                                            Percent of
 TOP FIVE INDUSTRIES                        Net Assets
------------------------------------------------------
 Banks                                             11%
 Integrated Telecommunications Services            10
 Diversified Financial Services                     9
 Integrated Oil & Gas                               8
 Pharmaceuticals                                    6

                                            Percent of
 TOP TEN HOLDINGS                           Net Assets
------------------------------------------------------
 Citigroup, Inc.                                  3.1%
 (Diversified Financial Services)
 Hartford Financial Services Group, Inc.          2.9
 (Multi-Line Insurance)
 American International Group, Inc.               2.9
 (Multi-Line Insurance)
 Exxon Mobil Corp.                                2.8
 (Integrated Oil & Gas)
 Washington Mutual, Inc.                          2.7
 (Banks)
 ALLTEL Corp.                                     2.6
 (Integrated Telecommunications Services)
 J.P. Morgan Chase & Co.                          2.6
 (Diversified Financial Services)
 SBC Communications, Inc.                         2.5
 (Integrated Telecommunications Services)
 Verizon Communications                           2.4
 (Integrated Telecommunications Services)
 Duke Energy Corp.                                2.4
 (Electric Utilities)

TOP FIVE PURCHASES                              Cost
For the Year Ended December 31, 2001           (000's)
------------------------------------------------------
Duke Energy Corp.                                $220
Citigroup, Inc.                                   174
Conoco, Inc.                                      161
AOL Time Warner, Inc.                             155
SBC Communications, Inc.                          147

TOP FIVE SALES                                Proceeds
For the Year Ended December 31, 2001           (000's)
------------------------------------------------------
Diebold, Inc.                                    $222
Electronic Data Systems Corp.                     207
Halliburton Co.                                   165
Bristol-Meyers Squibb Co.                         165
ConAgra, Inc.                                     163

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                       [PIE CHART]

1 Large - Common Stocks: ($4 Bil. and above)        94.4%
2 Cash & Other:                                      3.0%
3 Medium - Common Stocks: ($1 Bil. - $4 Bil.)        1.4%
4 Small - Common Stocks: (Less than $1.5 Bil.)       1.2%

Portfolio of Investments
SAFECO U.S. Value Fund
As of December 31, 2001


                                                        Value
 SHARES OR PRINCIPAL AMOUNT                           (000's)
-------------------------------------------------------------
 COMMON STOCK--97.0%

 Aerospace & Defense--1.0%
     900   Northrop Grumman Corp.                     $   91

 Air Freight & Couriers--2.3%
   3,900   United Parcel Service, Inc. (Class B)         213

 Aluminum--0.5%
   1,400   Alcoa, Inc.                                    50

 Banks--10.7%
   3,000   Bank of America Corp.                         189
   5,000   KeyCorp                                       122
  10,090   U.S. Bancorp                                  211
   7,750   Washington Mutual, Inc.                       253
   5,000   Wells Fargo & Co.                             217

 Brewers--1.7%
   3,400   Anheuser-Busch Companies, Inc.                154

 Computer Hardware--1.0%
     800   International Business Machines Corp.          97

 Computer Storage & Peripherals--0.5%
   3,600 * EMC Corp.                                      48

 Data Processing Services--1.1%
   1,800   Automatic Data Processing, Inc.               106

 Department Stores--2.2%
   5,550   May Department Stores Co.                     205

 Diversified Chemicals--1.5%
   3,300   Du Pont (E.I.) de Nemours & Co.               140

 Diversified Financial Services--9.4%
   3,700   American Express Co.                          132
   5,700   Citigroup, Inc.                               288
   2,700   Federal National Mortgage Association         215
   6,600   J.P. Morgan Chase & Co.                       240

 Drug Retail--1.5%
   4,600   CVS Corp.                                     136

 Electric Utilities--2.4%
   5,600   Duke Energy Corp.                             220

 Food Retail--1.3%
   5,800 * Kroger Corp.                                  121

 Gas Utilities--1.1%
   2,200   El Paso Corp.                                  98

 General Merchandise Stores--1.5%
   3,100 * Costco Wholesale Corp.                        138

 Household Products--2.1%
   2,500   Procter & Gamble Co.                          198

 Industrial Conglomerates--2.7%
   2,700   General Electric Co.                          108
   2,400   Tyco International, Ltd.                      141

 Industrial Gases--1.7%
   2,900   Praxair, Inc.                                 160

 Industrial Machinery--1.3%
   2,800   Ingersoll-Rand Co.                            117

 Integrated Oil & Gas--8.2%
   2,400   ChevronTexaco Corp.                           215
   5,700   Conoco, Inc.                                  161
   6,528   Exxon Mobil Corp.                             257
   2,500   Royal Dutch Petroleum Co. (ADR)               123

 Integrated Telecommunications Services--9.5%
   3,900   ALLTEL Corp.                                  241
   3,300   CenturyTel, Inc.                              108
   5,000   Qwest Communications International, Inc.       71
   6,000   SBC Communications, Inc.                      235
   4,748   Verizon Communications                        225

 IT Consulting & Services--1.0%
   1,400   Electronic Data Systems Corp.                  96

 Movies & Entertainment--2.7%
   3,500 * AOL Time Warner, Inc.                         112
   6,600   Walt Disney Co.                               137

 Multi-Line Insurance--5.8%
   3,363   American International Group, Inc.            267
   4,300   Hartford Financial Services Group, Inc.       270

 Multi-Utilities--2.2%
   8,700   NiSource, Inc.                                201

 Networking Equipment--0.6%
   3,300 * Cisco Systems, Inc.                            60

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO U.S. Value Fund
As of December 31, 2001

                                                 Value
 SHARES OR PRINCIPAL AMOUNT                     (000's)
-------------------------------------------------------
 Oil & Gas Equipment & Services--1.2%
   2,000   Schlumberger, Ltd.                    $  110

 Personal Products--2.2%
   6,100   Gillette Co.                             204

 Pharmaceuticals--6.0%
   2,500   Abbott Laboratories                      139
   2,300   American Home Products Corp.             141
   1,600   Johnson & Johnson                         95
   1,600   Merck & Co., Inc.                         94
   2,400   Schering-Plough Corp.                     86

 Publishing & Printing--2.0%
   2,700   Gannett Co., Inc.                        181

 Real Estate Investment Trust--3.6%
   3,200   Equity Residential Properties Trust       92
   3,700   First Industrial Realty Trust, Inc.      115
   4,300   Liberty Property Trust                   128

 Restaurants--1.5%
   5,400   McDonald's Corp.                         143

 Semiconductor Equipment--1.0%
   2,800   Intel Corp.                               88

 Semiconductors--0.5%
   1,800   Texas Instruments, Inc.                   50

 Systems Software--1.0%
   1,400 * Microsoft Corp.                           93

 Telecommunications Equipment--0.5%
   5,400   Corning, Inc.                             48
                                                 ------
 TOTAL COMMON STOCKS (cost $8,209)                8,994
                                                 ------

 CASH EQUIVALENTS--2.9%

 Investment Companies
 264,501   AIM Short-Term Investments Co.           264
           Liquid Assets Money Market Portfolio
           (Institutional Shares)
                                                 ------
 TOTAL CASH EQUIVALENTS (cost $264)                 264
                                                 ------
 TOTAL INVESTMENTS (total cost
  $8,473)--99.9%                                  9,258
 Other Assets, less Liabilities                      12
                                                 ------
 NET ASSETS                                      $9,270
                                                 ======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Small Company Growth Fund
December 31, 2001



[PHOTO] Timothy M. Kelly

Since its inception October 31, 2001 through year end, the SAFECO Small Company Growth Fund has returned 13.10% for Class A and 13.00% for Classes B and C. The Fund participated in the fourth quarter rebound in equities, which was most evident in smaller cap securities. Small cap growth stocks, led by technology, turned out to be one of the best performing areas of the stock market. By year-end, the Russell 2000 Index had outperformed the large cap S&P 500 for a third consecutive calendar year.

The mood of the investment environment was conspicuously more upbeat in the fourth quarter than in prior months as investors questioned whether the third-quarter sell-off had been overdone. Despite poor earnings and mixed economic data, many perceived that the flight to safety had created bargains in small cap growth stocks. As a result upward price movements in some software and semiconductor stocks were in excess of 100% over the fourth quarter. Remarkably robust consumer spending assisted the rally, encouraged by mortgage refinancing, lower energy prices, aggressive sales promotions, and positive developments in Afghanistan.

The Fund benefited from the tech rally. One of our top contributors was assurance software provider Micromuse Inc., named one of Business Week's "Top 100 Technology Firms." Semiconductor firms Genesis Microchip, which makes chips used in flat panel monitors and Marvell Technology Group were other strong contributors.

The Fund's performance was somewhat muted by its more defensive holdings in consumer discretionary, and in health care service providers. Although Triad Hospitals and First Health Group are less tied to economic swings, these stocks sold off as investors rotated into more cyclical names. Given a market which the Fund's managers believe has reacted quickly to a potential bottoming of the economy, the Fund continues to overweight health care providers and services industry and has been selectively taking profits in technology. As well, we have broadened the portfolio into other sectors such as media, which also have leverage to an eventual economic recovery.

We believe the outlook for small caps is encouraging. In general they have greater sensitivity to economic recovery and, historically, they have outperformed early in a recovery. As well, the low interest rate environment is a boon to smaller firms as they tend to be more sensitive to borrowing costs than larger firms. We also note that small caps could also benefit from increasing fund flows into the sector. If investors rebalance into areas which have outperformed, as small caps have for last three years, this would be supportive of the asset class. Finally, with a rosier economic outlook investors may be comfortable taking on additional risk to pursue the higher return potential associated with smaller companies.

We think the pace of the economic recovery will be gradual, and may disappoint many. Nevertheless, our investment strategy should benefit from many themes currently evident in the market. We remain committed to intense fundamental research, and dedicated to capturing returns from quality, growth stocks while remaining sensitive to valuations.

Timothy M. Kelly

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO Small Company Growth Fund. Timothy M. Kelly, CFA, is a Managing Director of the sub-advisor, which he has been associated with since 1995, and is primarily responsible for the day-to-day management of the Fund. Mr. Kelly manages or co-manages other accounts of the sub-advisor or its clients.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Small Company Growth Fund



                                    With Sales Charge Without Sales Charge
  Total Return for the              ----------------- --------------------
  period ended December 31, 2001    Since Inception*    Since Inception*
--------------------------------------------------------------------------
  SAFECO Small Company Growth Fund
    Class A                               6.60%              13.10%
    Class B                               8.00%              13.00%
    Class C                              12.00%              13.00%

 * Total return begins October 31, 2001, inception date of the Fund (not annualized).
 Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                      Percent of
 TOP FIVE INDUSTRIES                  Net Assets
------------------------------------------------
 Semiconductor Equipment                      8%
 Health Care Facilities                       8
 Systems Software                             7
 Pharmaceuticals                              7
 Health Care Equipment                        6
                                      Percent of
 TOP TEN HOLDINGS                     Net Assets
------------------------------------------------
 National-Oilwell, Inc.                      3.2%
 (Oil & Gas Equipment & Services)
 Triad Hospitals, Inc.                       3.1
 (Health Care Facilities)
 UTStarcom, Inc.                             3.0
 (Telecommunications Equipment)
 Artisan Components, Inc.                    2.8
 (Semiconductor Equipment)
 Renal Care Group, Inc.                      2.8
 (Health Care Facilities)
 SeaChange International, Inc.               2.7
 (Systems Software)
 Alliance Data Systems Corp.                 2.7
 (Data Processing Services)
 Varian Medical Systems, Inc.                2.5
 (Health Care Equipment)
 Concurrent Computer Corp.                   2.3
 (Computer Storage & Peripherals)
 Pharmaceutical Resources, Inc.              2.1
 (Pharmaceuticals)

TOP FIVE PURCHASES                          Cost
For the Period Ended December 31, 2001   (000's)
------------------------------------------------
Triad Hospitals, Inc.                       $170
National-Oilwell, Inc.                       165
Renal Care Group, Inc.                       158
School Specialty, Inc.                       155
Transkaryotic Therapies, Inc.                152

TOP FIVE SALES                          Proceeds
For the Period Ended December 31, 2001   (000's)
------------------------------------------------
School Specialty, Inc.                      $115
InVision Technologies, Inc.                  102
Genesco, Inc.                                 96
WatchGuard Technologies, Inc.                 91
Microsemi Corp.                               80

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                 [PIE CHART]

Small - Common Stocks: (Less than $1.5 Bil.)     61.2%
Cash & Other:                                     5.4%
Large - Common Stocks: ($4 Bil. and above)        1.2%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)    32.2%

Portfolio of Investments
SAFECO Small Company Growth Fund
As of December 31, 2001


                                                             Value
 SHARES OR PRINCIPAL AMOUNT                                (000's)

------------------------------------------------------------------
 COMMON STOCKS--94.6%
 Air Freight & Couriers--0.7%
   2,700 * EGL, Inc.                                       $    38

 Apparel Retail--2.3%
   2,000 * Abercrombie & Fitch Co.                              53
   5,000   Foot Locker, Inc.                                    78

 Application Software--4.0%
   2,500 * NetIQ Corp.                                          88
   1,400 * THQ, Inc.                                            68
   4,500 * Vastera, Inc.                                        75

 Auto Parts & Equipment--1.2%
   7,000 * CSK Auto Corp                                        70

 Banks--1.2%
   1,800   Commerce Bancorp, Inc.                               71

 Biotechnology--3.5%
   3,500 * Applied Molecular Evolution, Inc.                    43
   1,200 * Neurocrine Biosciences, Inc.                         62
   2,200 * Transkaryotic Therapies, Inc.                        94

 Broadcasting & Cable TV--2.2%
   1,000 * Entercom Communications Corp.                        50
   3,000 * Hispanic Broadcasting Corp.                          76

 Computer Storage & Peripherals--3.2%
   9,000 * Concurrent Computer Corp.                           134
   5,000 * OTG Software, Inc.                                   50

 Consumer Electronics--0.8%
   3,400 * InterTAN, Inc.                                       43

 Data Processing Services--3.9%
   8,000 * Alliance Data Systems Corp.                         153
   1,400 * ChoicePoint, Inc.                                    71

 Distributors--1.9%
   3,500   Advanced Marketing Services, Inc.                    64
   4,000 * NuCo2, Inc.                                          48

 Diversified Commercial Services--1.1%
   2,500 * SkillSoft Corp.                                      65

 Diversified Financial Services--2.4%
   1,200 * Federal Agricultural Mortgage Corp.                  49
   3,500 * McDATA Corp. (Class B)                               88

 Drug Retail--1.9%
   3,500   Duane Reade, Inc.                                   106

 Electronic Equipment & Instruments--1.4%
   3,000   EDO Corp.                                            79

 Health Care Distributors & Services--0.8%
  10,600 * Curon Medical, Inc.                                  47

 Health Care Equipment--6.1%
   2,500 * Conceptus, Inc.                                      59
   2,500 * Med-Design Corp.                                     49
   3,500 * OraSure Technologies, Inc.                           43
   9,000 * ORATEC Interventions, Inc.                           58
   2,000 * Varian Medical Systems, Inc.                        143

 Health Care Facilities--8.2%
   2,000 * Province Healthcare Co.                              62
   5,000 * Renal Care Group, Inc.                              160
   6,000 * Triad Hospitals, Inc.                               176
   6,000 * VCA Antech, Inc.                                     73

 Health Care Supplies--1.2%
   4,000 * Wright Medical Group, Inc.                           72

 Hotels--1.0%
   1,200   Four Seasons Hotels, Inc.                            56

 Internet Software & Services--2.6%
   3,500 * Agile Software Corp.                                 60
   9,000 * Fidelity National Information Solutions, Inc.        92

 IT Consulting & Services--1.6%
   5,500 * KPMG Consulting, Inc.                                91

 Life & Health Insurance--2.5%
   1,600 * First Health Group Corp.                             40
   5,500   Scottish Annuity & Life Holdings, Ltd.              106

 Managed Health Care--1.6%
   8,000 * Humana, Inc.                                         94

 Metal & Glass Containers--1.2%
   1,000   Ball Corp.                                           71

 Networking Equipment--2.8%
   3,500 * NetScreen Technologies, Inc.                         77
   7,000 * ONI Systems Corp.                                    44
   2,500 * Riverstone Networks, Inc.                            42

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Small Company Growth Fund
As of December 31, 2001

                                                        Value
 SHARES OR PRINCIPAL AMOUNT                            (000's)
--------------------------------------------------------------
 Oil & Gas Equipment & Services--4.0%
   1,800 * Cal Dive International, Inc.                $    44
   9,000 * National-Oilwell, Inc.                          185

 Pharmaceuticals--7.0%
   4,500 * American Pharmaceutical Partners, Inc.           94
   1,200 * Axcan Pharma, Inc.                               17
   1,800 * Cubist Pharmaceuticals, Inc.                     65
   1,600 * CV Therapeutics, Inc.                            83
     600 * OSI Pharmaceuticals, Inc.                        27
   3,500 * Pharmaceutical Resources, Inc.                  118

 Semiconductor Equipment--8.2%
  10,300 * Artisan Components, Inc.                        163
     400 * Genesis Microchip, Inc.                          26
   2,500 * Integrated Circuit Systems, Inc.                 56
  17,500 * Manufacturers' Services, Ltd.                   109
   2,000 * Marvell Technology Group, Ltd.                   72
   5,500 * Mattson Technology, Inc.                         48

 Semiconductors--0.6%
   1,600 * Power Integrations, Inc.                         37

 Specialty Chemicals--1.0%
   1,400   Valspar Corp.                                    55

 Systems Software--7.3%
   7,000 * Legato Systems, Inc.                             91
   5,000 * Micromuse, Inc.                                  75
   4,500 * Nuance Communications, Inc.                      41
   5,600 * Per-Se Technologies, Inc.                        60
   4,500 * SeaChange International, Inc.                   154

 Telecommunications Equipment--4.4%
   2,500 * SpectraLink Corp.                                43
   1,400 * Triton PCS Holdings, Inc. (Class A)              41
   6,000 * UTStarcom, Inc.                                 171

 Trucking--0.8%
   1,200 * Roadway Corp.                                    44
                                                       -------
 TOTAL COMMON STOCKS (cost $4,792)                       5,450
                                                       -------
 CASH EQUIVALENTS--4.6%

 Investment Companies
 267,240 AIM Short-Term Investments Co.
         Liquid Assets Money Market
         Portfolio (Institutional Shares)                  267
                                                       -------
 TOTAL CASH EQUIVALENTS (cost $267)                        267
                                                       -------
 TOTAL INVESTMENTS (total cost
  $5,059)--99.2%                                         5,717
 Other Assets, less Liabilities                             46
                                                       -------
 NET ASSETS                                            $ 5,763
                                                       =======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO U.S. Growth Fund
December 31, 2001



[PHOTO] Seth A. Reidner    [PHOTO] Mary Bersot

From its inception on October 31 through December 31, 2001, the SAFECO U.S. Growth Fund returned 6.30% for Class A and 6.20% for Classes B and C. In that time and led by technology, stocks staged an impressive rally; despite the fact that most broad measures of economic activity showed the economy was still struggling. Consumer discretionary stocks, including retail and banking, posted solid returns as consumer spending fell less than anticipated (and less than in previous recessions). Traditionally defensive areas delivered mixed results:
Consumer staples were modestly positive, while telecommunications services and pharmaceuticals were negative.

We are surprised by the degree that investors seem willing to look through the weakness and embrace more aggressive stocks. Twice during 2001 stocks rallied on hopes for a recovery, only to fall below their previous levels as expectations were not met. We think growth for most sectors will likely be sluggish for some time and that valuations of more aggressive sectors appear out of line with their fundamentals. Our goal is to purchase stocks at attractive prices, thus we anticipate becoming more aggressive buyers when prices more appropriately reflect the current environment.

At present, we're maintaining a more defensive approach and remain underweight in cyclical stocks, including technology, relative to the Russell 1000 Growth Index. We are overweight in the more defensive sectors of healthcare and consumer staples, which from our bottom-up perspective have greater certainty in regard to upcoming earnings. In other sectors, we are identifying companies we believe will be leaders in their respective markets once the broader economy stabilizes.

In general, we continue to focus on companies that we expect to grow earnings regardless of the economic backdrop. For example, we like Pfizer as its expected earnings are higher than the industry average. It has a strong and growing product portfolio and a formidable sales force. Insurance is another area we expect to do well. We think the market for insurance is better than it has been in 15 years. Rates are rising dramatically as a result of September 11, with terms and conditions improving as well. We think American International Group is positioned to take full advantage of the improvements and to continue to deliver consistent earnings growth.

SAFECO MUTUAL FUNDS                                             1-800-528-6501

Report From the Fund Managers
SAFECO U.S. Growth Fund
December 31, 2001


We continue to search for companies with strong competitive advantages that should enable them to deliver strong earnings growth in a slower economic environment. We believe economic growth will stabilize, albeit likely below trend line, sometime in 2002. Should economic weakness persist, we believe investors will likely pay a premium for consistent growth stocks. We think a preference for quality bodes well for the large cap growth companies that populate the SAFECO U.S. Growth Fund.

Seth A. Reicher  Mary Bersot

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Mary Bersot, CFA, are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Ms. Bersot is a Managing Director of the sub-advisor, which she has been associated with since 1999. From 1990 to 1999, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund. Mr. Reicher and Ms. Bersot manage or co-manage other accounts of the sub-advisor or its clients.

Performance Overview & Highlights
SAFECO U.S. Growth Fund

                              [PERFORMANCE GRAPH]




                           With Sales Charge Without Sales Charge
  Total Return for the     ----------------- --------------------
  period ended December
  31, 2001                 Since Inception*    Since Inception*
-----------------------------------------------------------------
  SAFECO U.S. Growth Fund
    Class A                      0.19%              6.30%
    Class B                      1.20%              6.20%
    Class C                      5.20%              6.20%

 * Total return begins October 31, 2001, inception date of the Fund (not annualized).
 Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                                       Percent of
 TOP FIVE INDUSTRIES                   Net Assets
-------------------------------------------------
 Pharmaceuticals                             23%
 Industrial Conglomerates                    11
 Systems Software                             8
 Semiconductor Equipment                      5
 Biotechnology                                5
                                       Percent of
 TOP TEN HOLDINGS                      Net Assets
-------------------------------------------------
 Pfizer, Inc.                               7.2%
 (Pharmaceuticals)
 General Electric Co.                       7.1
 (Industrial Conglomerates)
 Microsoft Corp.                            6.4
 (Systems Software)
 Tyco International, Ltd.                   4.2
 (Industrial Conglomerates)
 Intel Corp.                                3.7
 (Semiconductor Equipment)
 American International Group, Inc.         3.6
 (Multi-Line Insurance)
 Wal-Mart Stores, Inc.                      3.0
 (General Merchandise Stores)
 Johnson & Johnson                          2.7
 (Pharmaceuticals)
 Cisco Systems, Inc.                        2.6
 (Networking Equipment)
 Amgen, Inc.                                2.5
 (Biotechnology)

TOP FIVE PURCHASES
For the Period Ended December 31,            Cost
2001                                      (000's)
-------------------------------------------------
Pfizer, Inc.                               $423
General Electric Co.                        362
Microsoft Corp.                             322
Tyco International, Ltd.                    203
American International Group, Inc.          198

TOP FIVE SALES                            Proceeds
For the Period Ended December 31, 2001     (000's)
--------------------------------------------------
Amgen, Inc.                                 $25
Cisco Systems, Inc.                          22
QUALCOMM, Inc.                               17
Qwest Communications International, Inc.     15
Compaq Computer Corp.                        12

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------


                                  [PIE CHART]

Large - Common Stocks:  ($4 Bil. and above)     96.1%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)    1.0%
Cash & Other:                                    2.9%

SAFECO MUTUAL FUNDS                    1-800-528-6501

Portfolio of Investments
SAFECO U.S. Growth Fund
As of December 31, 2001

                                                       Value
 SHARES OR PRINCIPAL AMOUNT                          (000's)
------------------------------------------------------------
 COMMON STOCKS--97.1%

 Aerospace & Defense--1.1%
     400   General Dynamics Corp.                     $   32
     450   United Technologies Corp.                      29

 Air Freight & Couriers--0.9%
     900   United Parcel Service, Inc. (Class B)          49

 Application Software--1.3%
     600 * Check Point Software Technologies, Ltd.        24
     800 * Siebel Systems, Inc.                           22
     700 * VeriSign, Inc.                                 27

 Banks--0.4%
     600   Bank of New York Co., Inc.                     24

 Biotechnology--4.5%
   2,500   Amgen, Inc.                                   141
     900 * Genetech, Inc.                                 49
     800 * Human Genome Sciences, Inc.                    27
   1,300 * Millennium Pharmaceuticals, Inc.               32

 Brewers--2.5%
   3,100   Anheuser-Busch Companies, Inc.                140

 Broadcasting & Cable TV--1.3%
   1,400 * Comcast Corp. (Special Class A)                50
     500 * Viacom, Inc. (Class B)                         22

 Computer Hardware--2.2%
   1,000   International Business Machines Corp.         121

 Data Processing Services--0.5%
     500   Automatic Data Processing, Inc.                29

 Diversified Commercial Services--0.5%
   1,400   IMS Health, Inc.                               27

 Diversified Financial Services--3.8%
   1,500   Citigroup, Inc.                                76
   1,300   Federal National Mortgage Association         103
     300   Marsh & McLennan Cos., Inc.                    32

 Drug Retail--1.2%
   2,000   Walgreen Co.                                   67

 Food Distributors--0.9%
   1,900   SYSCO Corp.                                    50

 Footwear--1.1%
   1,100   NIKE, Inc. (Class B)                           62

 General Merchandise Stores--3.6%
     800   Target Corp.                                   33
   2,900   Wal-Mart Stores, Inc.                         167

 Health Care Equipment--1.6%
   1,100   Baxter International, Inc.                     59
     800 * Waters Corp.                                   31

 Home Improvement Retail--2.0%
   2,200   Home Depot, Inc.                              112

 Industrial Conglomerates--11.3%
   9,800   General Electric Co.                          393
   4,000   Tyco International, Ltd.                      236

 Integrated Telecommunications Services--1.5%
   1,000   Qwest Communications International, Inc.       14
     600   SBC Communications, Inc.                       24
   3,300 * WorldCom, Inc.-WorldCom Group                  46

 IT Consulting & Services--0.7%
     600   Electronic Data Systems Corp.                  41

 Movies & Entertainment--2.2%
   3,900 * AOL Time Warner, Inc.                         125

 Multi-Line Insurance--3.6%
   2,500   American International Group, Inc.            199

 Networking Equipment--2.6%
   8,000 * Cisco Systems, Inc.                           145

 Oil & Gas Drilling--0.4%
     600   Transocean Sedco Forex, Inc.                   20

 Oil & Gas Equipment & Services--0.5%
     500   Schlumberger, Ltd.                             27

 Packaged Foods--0.7%
   1,200   Kraft Foods, Inc. (Class A)                    41

 Personal Products--1.7%
   1,100   Colgate-Palmolive Co.                          64
     900   Gillette Co.                                   30

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO U.S. Growth Fund
As of December 31, 2001


                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                          (000's)
----------------------------------------------------------------------------
 Pharmaceuticals--23.1%
   2,200   American Home Products Corp.                               $  135
   1,200   Bristol-Myers Squibb Co.                                       61
   1,100   Eli Lilly & Co.                                                86
   1,500   GlaxoSmithKline, plc (ADR)                                     75
   2,500   Johnson & Johnson                                             148
     900 * MedImmune, Inc.                                                42
   1,900   Merck & Co., Inc.                                             112
  10,000   Pfizer, Inc.                                                  399
   2,900   Pharmacia Corp.                                               124
   2,900   Schering-Plough Corp.                                         104

 Restaurants--0.6%
   1,800 * Starbucks Corp.                                                34

 Semiconductor Equipment--4.5%
   6,600   Intel Corp.                                                   208
     800 * Maxim Integrated Products, Inc.                                42

 Soft Drinks--3.0%
   1,400   Coca-Cola Co.                                                  66
   2,100   PepsiCo, Inc.                                                 102

 Systems Software--7.7%
   5,400 * Microsoft Corp.                                               358
   2,600 * Oracle Corp.                                                   36
     800 * VERITAS Software Corp.                                         36

 Telecommunications Equipment--1.9%
   2,700   Nokia Oyj (ADR)                                                66
     800 * QUALCOMM, Inc.                                                 40

 Wireless Telecommunications Services--1.7%
   2,600   Nextel Communications, Inc. (Class A)                          29
   2,500   Vodafone Group, plc (ADR)                                      64
                                                                      ------
 TOTAL COMMON STOCKS (cost $5,100)                                     5,409
                                                                      ------
 CASH EQUIVALENTS--3.1%

 Investment Companies
 174,031   AIM Short-Term Investments Co.
           Liquid Assets Money Market                                    174
           Portfolio (Institutional Shares)
                                                                      ------
 TOTAL CASH EQUIVALENTS (cost $174)                                      174
                                                                      ------
 TOTAL INVESTMENTS (total cost
  $5,274)--100.2%                                                      5,583
 Other Assets, less Liabilities                                          (13)
                                                                      ------
 NET ASSETS                                                           $5,570
                                                                      ======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Managers
SAFECO High-Yield Bond Fund
December 31, 2001

In 2001, the Fund underperformed the Merrill Lynch High-Yield Master II Index, which delivered 4.48%. The Fund's underperformance came in the first half of the year, and was due to overweighting in telecommunications, a sector that sold off severely in June, and to transaction expenses incurred as we repositioned to more closely reflect both the broad market and our conservative outlook. With the portfolio so configured, performance improved to the extent that, by the fourth quarter, the Fund, net of fees and expenses, outperformed the benchmark, which returned 5.99%.

The Fund's total returns were dampened by volatile cash flows, most markedly in the fourth quarter. In the five weeks ended December 8, net assets more than doubled. Money rushed in as the market climbed. The market turned, and money flowed out like a receding tide. This required the Fund to put incoming cash to work as prices rose, sell positions as they declined, and absorb the associated fees on both sides of the transactions.

Still, we had a good fourth quarter due to more aggressive credit positioning. We felt the third quarter, complete with its severe sell-off, represented a bottom for the high-yield market. We began to invest in early cyclicals, such as broadcasters Sinclair and Paxson. In addition to improving fundamentals in 2002, they look forward to the Winter Olympics and congressional elections. We went into the fourth quarter positioned for what we expected to be a slow, gradual economic recovery. Our selection of early cyclicals in broadcasting and wireless did well and were further boosted as one of our wireless holdings, Telecorp PCS, was acquired by AT&T Wireless.

In structuring the portfolio, we consider the outlook of each industry sector, in terms of both credit quality and price, against the index. We currently favor cable/satellite TV, metals/mining, air transportation and telecommunications. We are underweight in energy, health care, food, drug, and gaming as we think they appear near peak earnings or fully valued.

Within our designated weightings, we look for bonds with superior potential. We expect lower-rated bonds will outperform as the economy improves and will underweighted higher-quality BB credits accordingly. We also believe there are good opportunities in "fallen angels" and "busted" convertibles, i.e., issues that have lost their investment-grade status. Companies restructuring their capital structure often present good risk/reward opportunities, and we are being opportunistic when these situations arise.

We have sought to position the Fund for maximum benefit while remaining mindful of the risks inherent in the high-yield market. We believe the high-yield market is poised to compete favorably with other bond types and with equities over the next two years, particularly if earnings only gradually improve. Further, following the stock market's recent history, we expect increased demand for high-yield bonds as stock investors seek diversification. We expect greater demand from fixed-income investors as

Report From the Fund Managers
SAFECO High-Yield Bond Fund
December 31, 2001

well. As the recovery looks increasingly near and bull market conditions for bonds end, bond investors will likely take greater credit risk to capture yield. Such demand should drive up values. On top of that, the fundamentals are good: inflation remains low, defaults are projected to decline.

Despite underperforming on the year, we were pleased that the strategies we implemented led to improved performance the second half of 2001. We intend to build on that through 2002.

SAFECO Asset Management Company

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO High-Yield Bond Fund

                              [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 Year     10 Year        1 Year      5 Year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                               (6.67)%      1.32%      5.90%          (2.29)%      2.27%      6.39%
   Class B                               (7.37)%      1.23%      6.00%          (2.88)%      1.51%      6.00%
   Class C                               (3.75)%      1.52%      6.00%          (2.86)%      1.52%      6.00%
Merrill Lynch High-Yield Master II Index   N/A         N/A        N/A            4.48 %      3.45%      7.98%
Lipper, Inc. (High Current Yield Funds)    N/A         N/A        N/A            1.79 %      1.56%      6.63%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO High-Yield Bond Fund

Class A $17,746

Class B $17,901

Class C $17,914

Merrill Lynch High-Yield Master II Index $21,543

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                                              Merrill Lynch High-Yield
                Date         Class A    Class B    Class C        Master II Index
                ----         -------    -------    -------    ------------------------
             12/31/1991        9,550     10,000     10,000             10,000
              1/31/1992        9,815     10,278     10,278             10,338
              2/29/1992        9,985     10,456     10,456             10,599
              3/31/1992       10,093     10,569     10,569             10,748
              4/30/1992       10,087     10,562     10,562             10,804
              5/31/1992       10,223     10,705     10,705             10,963
              6/30/1992       10,355     10,843     10,843             11,090
              7/31/1992       10,533     11,030     11,030             11,306
              8/31/1992       10,663     11,166     11,166             11,449
              9/30/1992       10,795     11,304     11,304             11,571
             10/31/1992       10,583     11,082     11,082             11,422
             11/30/1992       10,762     11,270     11,270             11,597
             12/31/1992       10,874     11,387     11,387             11,744
              1/31/1993       11,171     11,698     11,698             12,024
              2/28/1993       11,393     11,930     11,930             12,239
              3/31/1993       11,587     12,133     12,133             12,447
              4/30/1993       11,670     12,221     12,221             12,533
              5/31/1993       11,847     12,406     12,406             12,695
              6/30/1993       12,071     12,640     12,640             12,932
              7/31/1993       12,213     12,789     12,789             13,062
              8/31/1993       12,296     12,876     12,876             13,181
              9/30/1993       12,338     12,920     12,920             13,240
             10/31/1993       12,513     13,103     13,103             13,492
             11/30/1993       12,608     13,203     13,203             13,563
             12/31/1993       12,713     13,313     13,313             13,705
              1/31/1994       12,953     13,564     13,564             14,001
              2/28/1994       12,890     13,498     13,498             13,904
              3/31/1994       12,434     13,020     13,020             13,455
              4/30/1994       12,334     12,915     12,915             13,287
              5/31/1994       12,446     13,033     13,033             13,258
              6/30/1994       12,500     13,090     13,090             13,319
              7/31/1994       12,496     13,085     13,085             13,406
              8/31/1994       12,542     13,133     13,133             13,505
              9/30/1994       12,537     13,128     13,128             13,503
             10/31/1994       12,486     13,075     13,075             13,538
             11/30/1994       12,322     12,904     12,904             13,422
             12/31/1994       12,427     13,013     13,013             13,563
              1/31/1995       12,573     13,166     13,166             13,753
              2/28/1995       12,837     13,443     13,443             14,194
              3/31/1995       12,955     13,566     13,566             14,386
              4/30/1995       13,199     13,822     13,822             14,758
              5/31/1995       13,546     14,185     14,185             15,214
              6/30/1995       13,615     14,257     14,257             15,316
              7/31/1995       13,795     14,446     14,446             15,515
              8/31/1995       13,801     14,452     14,452             15,597
              9/30/1995       13,970     14,629     14,629             15,782
             10/31/1995       14,163     14,831     14,831             15,911
             11/30/1995       14,187     14,856     14,856             16,069
             12/31/1995       14,371     15,049     15,049             16,338
              1/31/1996       14,551     15,238     15,238             16,612
              2/29/1996       14,691     15,384     15,384             16,662
              3/31/1996       14,643     15,334     15,334             16,594
              4/30/1996       14,673     15,365     15,365             16,618
              5/31/1996       14,764     15,461     15,461             16,737
              6/30/1996       14,802     15,500     15,500             16,812
              7/31/1996       14,957     15,662     15,662             16,914
              8/31/1996       15,169     15,884     15,884             17,125
              9/30/1996       15,476     16,206     16,206             17,523
             10/31/1996       15,536     16,269     16,269             17,675
             11/30/1996       15,766     16,510     16,510             18,030
             12/31/1996       15,863     16,612     16,612             18,180
              1/31/1997       15,996     16,751     16,751             18,316
              2/28/1997       16,289     17,047     17,047             18,598
              3/31/1997       15,947     16,679     16,679             18,342
              4/30/1997       16,049     16,776     16,776             18,577
              5/31/1997       16,505     17,242     17,242             18,969
              6/30/1997       16,737     17,473     17,473             19,262
              7/31/1997       17,166     17,910     17,910             19,772
              8/31/1997       17,171     17,907     17,907             19,748
              9/30/1997       17,464     18,203     18,203             20,104
             10/31/1997       17,447     18,175     18,175             20,206
             11/30/1997       17,627     18,352     18,352             20,395
             12/31/1997       17,844     18,567     18,567             20,592
              1/31/1998       18,215     18,942     18,942             20,920
              2/28/1998       18,311     19,029     19,029             21,004
              3/31/1998       18,506     19,217     19,217             21,204
              4/30/1998       18,460     19,157     19,157             21,295
              5/31/1998       18,539     19,224     19,224             21,423
              6/30/1998       18,595     19,268     19,268             21,534
              7/31/1998       18,856     19,521     19,521             21,671
              8/31/1998       17,678     18,287     18,287             20,577
              9/30/1998       17,991     18,598     18,598             20,631
             10/31/1998       17,763     18,346     18,346             20,190
             11/30/1998       18,528     19,122     19,122             21,238
             12/31/1998       18,615     19,195     19,195             21,199
              1/31/1999       18,847     19,422     19,422             21,486
              2/28/1999       18,840     19,402     19,402             21,340
              3/31/1999       19,113     19,669     19,669             21,588
              4/30/1999       19,479     20,030     20,030             21,983
              5/31/1999       18,942     19,464     19,464             21,781
              6/30/1999       18,793     19,277     19,277             21,727
              7/31/1999       18,821     19,294     19,294             21,756
              8/31/1999       18,700     19,180     19,180             21,526
              9/30/1999       18,620     19,086     19,086             21,440
             10/31/1999       18,679     19,135     19,135             21,324
             11/30/1999       19,016     19,472     19,472             21,601
             12/31/1999       19,262     19,712     19,712             21,732
              1/31/2000       19,000     19,431     19,431             21,649
              2/29/2000       18,923     19,341     19,341             21,695
              3/31/2000       18,573     18,947     18,947             21,377
              4/30/2000       18,676     19,065     19,061             21,377
              5/31/2000       18,431     18,803     18,826             21,108
              6/30/2000       18,884     19,253     19,254             21,516
              7/31/2000       18,990     19,324     19,350             21,631
              8/31/2000       19,247     19,574     19,599             21,844
              9/30/2000       18,882     19,216     19,214             21,655
             10/31/2000       18,320     18,631     18,656             20,965
             11/30/2000       17,234     17,516     17,515             20,161
             12/31/2000       18,159     18,429     18,437             20,620
              1/31/2001       19,183     19,483     19,489             21,925
              2/28/2001       19,215     19,505     19,511             22,258
              3/31/2001       18,562     18,830     18,811             21,813
              4/30/2001       18,427     18,681     18,688             21,517
              5/31/2001       18,533     18,777     18,784             21,894
              6/30/2001       17,712     17,934     17,916             21,318
              7/31/2001       17,822     18,033     18,041             21,664
              8/31/2001       17,973     18,175     18,156             21,835
              9/30/2001       16,762     16,940     16,950             20,326
             10/31/2001       17,535     17,711     17,724             20,976
             11/30/2001       17,985     18,155     18,167             21,714
             12/31/2001       17,746     17,901     17,914             21,543

  Current Yield (30-day) Class A..........................      8.87%
  Current Yield (30-day) Class B..........................      9.25%
  Current Yield (30-day) Class C..........................      9.15%
  Weighted Average Maturity...............................  4.8 years

                                            Percent of
TOP FIVE INDUSTRIES                         Net Assets
------------------------------------------------------
Wireless Telecommunications Services                9%
Broadcasting & Cable TV                             8
Integrated Telecommunications Services              7
Steel                                               6
Homebuilding                                        6

                                            Percent of
 TOP FIVE HOLDINGS                          Net Assets
------------------------------------------------------
 Dobson Communications Corp.                      6.9%
 (Integrated Telecommunications Services)
 Westco Distribution, Inc. (Series B)             3.7
 (Electronic Equipment & Instruments)
 Oregon Steel Mills, Inc.                         3.7
 (Steel)
 American Cellular Corp.                          3.6
 (Wireless Telecommunications Services)
 Champion Enterprises, Inc.                       3.6
 (Homebuilding)

TOP FIVE PURCHASES                                Cost
For the Year Ended December 31, 2001           (000's)
------------------------------------------------------
Dobson Communications Corp.                     $3,910
Host Marriott                                    3,085
American Cellular Corp.                          2,975
Calpine Corp.                                    2,726
Charter Communications Holdings                  2,549

TOP FIVE SALES                                Proceeds
For the Year Ended December 31, 2001           (000's)
------------------------------------------------------
Host Marriott                                   $2,931
HEALTHSOUTH Corp.                                2,396
Tenet Healthcare Corp.                           2,282
The Scotts Company (Class A)                     2,174
MGM Mirage, Inc.                                 2,148

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

Corporate Bonds - B:                      46%
Preferred Stock:                          15%
Cash & Other:                             15%
Corporate Bonds - BB:                     15%
Corporate Bonds - CCC:                     7%
Corporate Bonds - BBB:                     2%

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of December 31, 2001


                                                          Value
 PRINCIPAL AMOUNT (000's)                               (000's)
---------------------------------------------------------------
 CORPORATE BONDS--70.2%
 Airlines--3.7%
 $1,000   Continental Airlines, Inc.                     $  724
          7.568%, due 12/01/06
  1,000   Northwest Airlines, Inc. 8.52%, due 4/07/04       873
    500   United Air Lines, Inc.                            383
          9.00%, due 12/15/03

 Alternative Carriers--2.5%
    525   GCI, Inc.                                         512
          9.75%, due 8/01/07
  1,250   KPNQwest NV                                       812
          8.125%, due 6/01/09

 Aluminum--0.9%
    500   Commonwealth Aluminum Corp.                       497
          10.75%, due 10/01/06

 Broadcasting & Cable TV--2.0%
  1,000 # Paxson Communications Corp.                     1,049
          (144A)
          10.75%, due 7/15/08
          (acquired 9/21/01)

 Construction Materials--1.6%
  1,000   National Equipment Services, Inc.                 850
          10.00%, due 11/30/04

Department Stores--2.7%
  1,000   Dillards, Inc.                                    766
          6.625%, due 1/15/18
    750   Saks, Inc.                                        679
          8.25%, due 11/15/08

 Diversified Commercial Services--4.7%
  1,500   Renters Choice, Inc.                            1,522
          11.00%, due 8/15/08
  1,000   Williams Scotsman, Inc.                           985
          9.875%, due 6/01/07

 Electric Utilities--3.4%
  1,000   Calpine Canada Energy Finance Corp.               915
          8.50%, due 5/01/08
  1,000   Calpine Corp.                                     910
          8.50%, due 2/15/11

 Electronic Equipment & Instruments--3.7%
  2,130   Wesco Distribution, Inc.                        1,981
          Series B
          9.125%, due 6/01/08

 Fertilizers & Agricultural Chemical--3.5%
  2,000   Sun World International, Inc.                   1,880
          11.25%, due 4/15/04

 Food Retail--3.1%
    500   CKE Restaurants, Inc.                             389
          4.25%, due 3/15/04
  1,300   Luigino's, Inc.                                 1,274
          10.00%, due 2/01/06

 Gas Utilities--1.9%
  1,000   Florida Gas Transmission Co.                    1,006
          8.63%, due 11/01/04

 Homebuilding--5.5%
  2,500   Champion Enterprises, Inc.                      1,925
          7.625%, due 5/15/09
  1,000 # Schuler Homes, Inc.                             1,042
          (144A)
          10.50%, due 7/15/11
          (acquired 11/21/01)

 Hotels--1.0%
    500   Hollywood Casino Corp.                            541
          11.25%, due 5/01/07

 Leisure Products--1.4%
  1,000   Royal Caribbean Cruises, Ltd.                     778
          8.75%, due 2/02/11

 Managed Health Care--2.3%
  1,500   FHP International Corp.                         1,248
          7.00%, due 9/15/03

 Meat Poultry & Fish--0.5%
    250   Pilgram's Pride Corp.                             266
          9.625%, due 9/15/11

 Networking Equipment--0.5%
    350   Juniper Networks, Inc.                            254
          4.75%, due 3/15/07

 Oil & Gas Refining & Marketing--1.8%
  1,000   Eott Energy Partners Corp.                        990
          11.00%, due 10/01/09

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of December 31, 2001

                                                  Value
 PRINCIPAL AMOUNT (000's)                       (000's)
-------------------------------------------------------
 Paper Packaging--1.0%
 $      500   Printpack, Inc.                    $  520
              10.625%, due 8/15/06

 Personal Products--1.9%
      1,000   Elizabeth Arden, Inc.               1,025
              11.75%, due 2/01/11

 Restaurants--1.6%
      1,000   CKE Restaurants, Inc.                 865
              9.125%, due 5/01/09

 Specialty Chemicals--1.8%
      1,000   Arco Chemical Co.                     940
              9.375%, due 12/15/05

 Specialty Stores--2.3%
      1,250   Big 5 Corp.                         1,225
              10.875%, due 11/15/07

 Steel--6.3%
      2,000   Oregon Steel Mills, Inc.            1,970
              11.00%, due 6/15/03
      2,000   Samsonite Corp.                     1,395
              10.75%, due 6/15/08

 Telecommunications Equipment--1.0%
      1,000   Marconi Corp.                         523
              7.75%, due 9/15/10

 Wireless Telecommunications Services--7.6%
      2,000   American Cellular Corp.             1,940
              9.50%, due 10/15/09
        700   CCPR Services, Inc.                   700
              10.00%, due 2/01/07
      2,000 # U.S. Unwired, Inc. (144A)           1,410
              13.375%, beg. 11/01/04
              Step Bond due 11/01/09
              (acquired 5/14/01)
                                                 ------
 TOTAL CORPORATE BONDS                           37,564
  (cost $37,754)
                                                 ------
 PREFERRED STOCKS--14.8%
 Alternative Carriers--0.0%
         11   Global Crossing Holdings,              10
              Ltd. 10.50%, due 12/01/08
 Broadcasting & Cable TV--6.0%
        0.2   Paxson Communications Corp.         1,700
              13.25%, due 11/15/06
         15   Sinclair Broadcast Group, Inc.      1,515
              11.625%, due 3/15/09

 Integrated Telecommunications
  Services--6.9%
          4   Dobson Communications Corp.         3,717
              12.25%, due 1/15/08

 Telecommunications Equipment--0.6%
          1   Broadwing Communications
              12.50%, due 8/15/09                   325

 Wireless Telecommunications Services--1.3%
          1   Crown Castle International Corp.
              12.75%, due 12/15/10                  683
                                                -------
 TOTAL PREFERRED STOCKS (cost $9,454)             7,950
                                                -------
 COMMERCIAL PAPER--4.9%
 Consumer Finance--4.9%
      2,600   Houston Industries Finance Co.
              2.50%, due 1/02/02                  2,600
                                                -------
 TOTAL COMMERCIAL PAPER (cost $2,600)             2,600
                                                -------
 CASH EQUIVALENTS--9.0%
 Investment Companies
      2,692   AIM Short-Term Investments Co.
              Liquid Assets Money Market          2,692
              Portfolio (Institutional Shares)
      2,152   Nations Money Market Reserves       2,152
                                                -------
 TOTAL CASH EQUIVALENTS (cost $4,844)             4,844
                                                -------
 TOTAL INVESTMENTS (total cost
  $54,652)--98.9%                                52,958

 Other Assets, less Liabilities                     589
                                                -------
 NET ASSETS                                     $53,547
                                                =======

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $3,406,649 and the total value is $3,501,000 or 6.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO Intermediate-Term U.S. Treasury Fund
December 31, 2001


The SAFECO Intermediate-Term U.S. Treasury Fund underperformed its benchmark, the Merrill Lynch Intermediate-Term Treasury Index, which returned 8.12% for the year.

We began the year with the Fund positioned for an increase in longer bonds. However, instead of falling as the Federal Reserve cut short-term rates dramatically, yields on long bonds actually rose in the first quarter. This caused their prices to decline and the Fund to underperform its benchmark index in the first half of 2001.

The Fund's performance improved as we added higher-yielding (compared to treasuries) agency and mortgaged-backed securities. As they are also backed by the full faith and credit of the U.S. Government for repayment of principal, we think agency securities offer additional yield and upside potential for a minimal increase in credit risk.

Additionally, we made a conscious decision to exploit opportunities across the entire yield curve. We began buying bonds out to thirty years, while maintaining an average maturity of under ten years. Finally, we continued to adjust the interest-rate sensitivity of the portfolio based on our forecast.

At December 31, the Fund was comprised of 65% Treasury Notes, 21% agency debentures (2% of which are subordinated), 11% mortgage-backed securities, and 1% cash equivalents. We are working to keep the cash equivalent balance as low as possible because cash yields are currently below 2.00%. The Fund's duration (sensitivity to changes in interest rates) was 4.8 years.

Though it still underperformed on the year, the SAFECO Intermediate-Term U.S. Treasury Fund has shown significant performance improvement relative to its peer group since we altered our strategy mid-year.

Going forward, we intend to maintain our exposure to U.S. Treasury bonds near the prospectus minimum of 65%, but look to allocate the balance toward mortgage-backed securities. Since the mortgage-refinancing wave has subsided and interest-rate volatility is likely to decline, we expect mortgages to outperform both agencies and Treasuries in 2002. Furthermore with very low inflation forecast, we may look to increase our exposure to Treasury Inflation Protection Securities (TIPS). We anticipate inflation fears will increase as the recession ends, which would, in turn, increase the demand for TIPS.

SAFECO Asset Management Company

The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

                                   Highlights


  Current Yield (30-day) Class A......     3.16%
  Current Yield (30-day) Class B......     2.56%
  Weighted Average Maturity........... 7.3 years

SAFECO MUTUAL FUNDS                                            1-800-528-6501

Performance Overview & Portfolio of Investments
SAFECO Intermediate-Term U.S. Treasury Fund
As of December 31, 2001

                              [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury
 Fund
   Class A                                0.99%       5.14%      5.54%          5.70%       6.12%      6.02%
   Class B                                0.01%       5.05%      5.64%          5.01%       5.38%      5.64%
Merrill Lynch Intermediate-Term
 Treasury Index                           N/A         N/A        N/A            8.12%       6.99%      6.62%
Lipper, Inc. (Intermediate U.S.
 Treasury Funds)                          N/A         N/A        N/A            7.43%       6.46%      6.50%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO

Intermediate-Term U.S. Treasury Fund

Class A  $17,149

Class B  $17,316

Merrill Lynch Intermediate-Term
 Treasury Index  $18,983

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                                         Merrill Lynch
                                                       Intermediate-Term
       Date            Class A          Class B         Treasury Index
    ----------          ------          -------        -----------------
    12/31/1991          9,550           10,000               10,000
     1/31/1992          9,445            9,886                9,899
     2/29/1992          9,457            9,898                9,937
     3/31/1992          9,422            9,862                9,896
     4/30/1992          9,494            9,937                9,987
     5/31/1992          9,631           10,080               10,129
     6/30/1992          9,781           10,238               10,276
     7/31/1992         10,025           10,493               10,467
     8/31/1992         10,103           10,575               10,588
     9/30/1992         10,291           10,771               10,734
    10/31/1992         10,102           10,574               10,602
    11/30/1992         10,040           10,509               10,555
    12/31/1992         10,181           10,657               10,694
     1/31/1993         10,444           10,931               10,894
     2/28/1993         10,674           11,173               11,057
     3/31/1993         10,718           11,218               11,098
     4/30/1993         10,794           11,298               11,186
     5/31/1993         10,759           11,261               11,153
     6/30/1993         11,020           11,534               11,313
     7/31/1993         11,036           11,551               11,336
     8/31/1993         11,309           11,837               11,510
     9/30/1993         11,373           11,903               11,559
    10/31/1993         11,398           11,929               11,579
    11/30/1993         11,215           11,738               11,524
    12/31/1993         11,285           11,812               11,569
     1/31/1994         11,432           11,965               11,684
     2/28/1994         11,129           11,649               11,518
     3/31/1994         10,895           11,404               11,357
     4/30/1994         10,818           11,323               11,280
     5/31/1994         10,822           11,327               11,291
     6/30/1994         10,802           11,306               11,299
     7/31/1994         10,945           11,456               11,439
     8/31/1994         10,973           11,485               11,475
     9/30/1994         10,853           11,360               11,383
    10/31/1994         10,857           11,364               11,385
    11/30/1994         10,835           11,341               11,329
    12/31/1994         10,878           11,385               11,371
     1/31/1995         11,002           11,515               11,560
     2/28/1995         11,166           11,688               11,781
     3/31/1995         11,224           11,747               11,846
     4/30/1995         11,362           11,892               11,982
     5/31/1995         11,796           12,346               12,324
     6/30/1995         11,875           12,429               12,405
     7/31/1995         11,783           12,333               12,413
     8/31/1995         11,923           12,479               12,515
     9/30/1995         12,055           12,617               12,599
    10/31/1995         12,238           12,809               12,741
    11/30/1995         12,487           13,070               12,900
    12/31/1995         12,699           13,292               13,031
     1/31/1996         12,740           13,335               13,143
     2/29/1996         12,430           13,010               12,995
     3/31/1996         12,299           12,873               12,933
     4/30/1996         12,274           12,847               12,892
     5/31/1996         12,272           12,844               12,885
     6/30/1996         12,360           12,937               13,011
     7/31/1996         12,399           12,978               13,051
     8/31/1996         12,398           12,977               13,065
     9/30/1996         12,537           13,122               13,231
    10/31/1996         12,689           13,273               13,447
    11/30/1996         12,849           13,446               13,612
    12/31/1996         12,740           13,326               13,538
     1/31/1997         12,776           13,344               13,589
     2/28/1997         12,751           13,313               13,604
     3/31/1997         12,592           13,140               13,534
     4/30/1997         12,749           13,301               13,686
     5/31/1997         12,838           13,394               13,791
     6/30/1997         12,975           13,530               13,910
     7/31/1997         13,344           13,908               14,171
     8/31/1997         13,179           13,729               14,111
     9/30/1997         13,375           13,923               14,267
    10/31/1997         13,597           14,142               14,432
    11/30/1997         13,602           14,138               14,465
    12/31/1997         13,763           14,295               14,588
     1/31/1998         13,980           14,501               14,785
     2/28/1998         13,915           14,436               14,765
     3/31/1998         13,937           14,452               14,814
     4/30/1998         13,983           14,494               14,880
     5/31/1998         14,098           14,606               14,981
     6/30/1998         14,225           14,716               15,085
     7/31/1998         14,234           14,733               15,144
     8/31/1998         14,592           15,083               15,447
     9/30/1998         15,091           15,591               15,811
    10/31/1998         15,025           15,512               15,847
    11/30/1998         14,953           15,427               15,788
    12/31/1998         15,013           15,481               15,847
     1/31/1999         15,011           15,470               15,923
     2/28/1999         14,769           15,212               15,678
     3/31/1999         14,842           15,278               15,793
     4/30/1999         14,848           15,273               15,841
     5/31/1999         14,688           15,099               15,735
     6/30/1999         14,661           15,062               15,763
     7/31/1999         14,623           15,027               15,780
     8/31/1999         14,626           15,005               15,811
     9/30/1999         14,748           15,119               15,937
    10/31/1999         14,754           15,115               15,961
    11/30/1999         14,745           15,097               15,970
    12/31/1999         14,670           15,017               15,934
     1/31/2000         14,618           14,954               15,887
     2/29/2000         14,724           15,054               16,011
     3/31/2000         14,982           15,308               16,211
     4/30/2000         14,912           15,227               16,209
     5/31/2000         14,941           15,247               16,274
     6/30/2000         15,125           15,441               16,508
     7/31/2000         15,206           15,498               16,617
     8/31/2000         15,381           15,682               16,790
     9/30/2000         15,478           15,756               16,917
    10/31/2000         15,587           15,857               17,027
    11/30/2000         15,879           16,144               17,273
    12/31/2000         16,222           16,488               17,558
     1/31/2001         16,322           16,579               17,760
     2/28/2001         16,534           16,801               17,922
     3/31/2001         16,610           16,851               18,069
     4/30/2001         16,403           16,647               18,000
     5/31/2001         16,460           16,678               18,075
     6/30/2001         16,505           16,730               18,142
     7/31/2001         16,852           17,071               18,463
     8/31/2001         17,010           17,235               18,609
     9/30/2001         17,309           17,511               19,000
    10/31/2001         17,685           17,880               19,279
    11/30/2001         17,294           17,490               19,073
    12/31/2001         17,149           17,316               18,983

                                                         Value
 PRINCIPAL AMOUNT (000's)                              (000's)
--------------------------------------------------------------
MORTGAGE BACKED SECURITIES-- 10.7%

 Government National Mortgage Association
 (GNMA)--10.7%
 $1,456 6.00%, due 4/20/31                              $1,421
    697 8.00%, due 4/20/31                                 726
    365 8.00%, due 5/20/31                                 381
                                                        ------
 TOTAL MORTGAGE BACKED SECURITIES
  (cost $2,511)                                          2,528
                                                        ------

 U.S. GOVERNMENT OBLIGATIONS--86.5%

 Federal National Mortgage
  Association (FNMA)--3.3%
    750 6.625%, due 11/15/30                               785

 U.S. Federal Agency Notes--18.1%
  1,000 5.625%, due 3/15/11                                991
  1,200 5.75%, due 2/15/08                               1,229
  2,000 6.25%, due 2/01/11                               2,034

 U.S. Treasury Notes--65.1%
  2,100 4.625%, due 2/28/03                              2,158
  2,750 5.25%, due 8/15/03                               2,860
  5,300 6.00%, due 8/15/04                               5,625
    945 6.00%, due 8/15/09                               1,007
  2,550 7.875%, due 2/15/21                              3,172
    500 U.S. Treasury Inflation Index Note                 498
        3.50%, due 1/15/11
                                                       -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $19,929)                                        20,359
                                                       -------

 CASH EQUIVALENTS--0.9%

 Investment Companies
    222 AIM Short-Term Investments Co.                     222
        Liquid Assets Money Market Portfolio
        (Institutional Shares)
                                                       -------
 TOTAL CASH EQUIVALENTS (cost $222)                        222
                                                       -------

 TOTAL INVESTMENTS (total cost $22,662)--98.1%          23,109

 Other Assets, less Liabilities                            446
                                                       -------
 NET ASSETS                                            $23,555
                                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO GNMA Fund
December 31, 2001


In 2001, the SAFECO GNMA Fund returned 7.02% for Class A and 6.10% for Class B, as compared to the Merrill Lynch GNMA Index's 8.20%. Net of expenses, the Fund was in line with its benchmark, which for the first part we try to mimic, and then on the margin, we opportunistically over or underweight specific sectors of the index based upon our economic and prepayment outlooks.

All in all, 2001 was another great year for bonds, especially for those pockets viewed as safe havens. Two factors benefited mortgage-backed securities in particular and our Fund in general. First, faced with a deteriorating economy, investors favored more liquid and better quality bonds. Mortgage securities picked up some of the "flight-to-quality" bid, as stock, and corporate bond investors reallocated into Government and Agency guaranteed securities. Second was the overall drop in interest rates.

The bond market was very much caught up in this long running rally through the first week of November. Then, at hints of economic recovery, the tide turned. Except for high yield, most of the fixed- income markets ended the fourth quarter with barely a positive return.

The SAFECO GNMA Fund remained in line with its benchmark. This was due to keeping the Fund's duration (sensitivity to interest rate changes) close to the index. We felt this was the best course of action as the markets were volatile after the September 11th tragedy and continued to be fairly volatile for most of the fourth quarter.

Trading activity was kept to a minimum and aimed at putting cash (from prepayments) to work, and swapping among the various sectors to slightly increase the Fund's allocation to lower coupons. The big story for the last half of the year was record mortgage refinancing, which resulted in very high prepayments on higher coupon mortgages. (Lower coupons are less likely to experience higher-than-expected prepayments.) We have been fairly careful to keep the duration of the GNMA Fund close to the index, while we continue to opportunistically over and underweighting sectors based on their attractiveness.

At year end, the Fund had a market-weighted duration of 3.96 years compared to
4.00 years for the index. The average life of the Fund was 6.0 years versus 5.9 years for the index, and the yield was 6.35% versus 6.38%.

Looking forward, we believe the Federal Reserve is nearing the end of its accommodative monetary policy, and inflation will continue to be subdued. This implies shorter-term interest rates will probably rise more than longer term interest rates and the yield curve will flatten. We will gradually restructure the Fund in anticipation of this shift.

SAFECO Asset Management Company

The SAFECO GNMA Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

                                   Highlights

  Current Yield (30-day) Class A.........     5.16%
  Current Yield (30-day) Class B.........     4.64%
  Weighted Average Maturity.............. 6.3 years

SAFECO MUTUAL FUNDS                                              1-800-528-6501

Performance Overview & Portfolio of Investments
SAFECO GNMA Fund
As of December 31, 2001

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                                2.21%       5.42%      5.51%           7.02%       6.40%      6.00%
   Class B                                1.10%       5.81%      5.87%           6.10%       6.13%      5.87%
Merrill Lynch GNMA Index                  N/A         N/A        N/A             8.20%       7.57%      7.33%
Lipper, Inc. (GNMA Funds)                 N/A         N/A        N/A             7.35%       6.55%      6.41%

Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO GNMA Fund

Class A $17,098

Class B $17,684

Merrill Lynch GNMA Index $20,278

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                                                        Merrill Lynch
                  Date             Class A          Class B               GNMA Index
               ----------         ---------        ---------           --------------
               12/31/1991           9,550           10,000                   10,000
                1/31/1992           9,415            9,861                    9,879
                2/29/1992           9,492            9,942                    9,977
                3/31/1992           9,437            9,884                    9,914
                4/30/1992           9,507            9,957                   10,019
                5/31/1992           9,691           10,150                   10,205
                6/30/1992           9,794           10,258                   10,364
                7/31/1992           9,934           10,404                   10,425
                8/31/1992          10,036           10,511                   10,577
                9/30/1992          10,117           10,595                   10,656
               10/31/1992          10,012           10,486                   10,574
               11/30/1992          10,055           10,531                   10,628
               12/31/1992          10,188           10,670                   10,759
                1/31/1993          10,338           10,827                   10,901
                2/28/1993          10,451           10,945                   11,002
                3/31/1993          10,493           10,989                   11,069
                4/30/1993          10,529           11,027                   11,130
                5/31/1993          10,560           11,060                   11,189
                6/30/1993          10,738           11,246                   11,295
                7/31/1993          10,782           11,292                   11,349
                8/31/1993          10,895           11,411                   11,371
                9/30/1993          10,907           11,423                   11,377
               10/31/1993          10,925           11,442                   11,412
               11/30/1993          10,821           11,334                   11,416
               12/31/1993          10,909           11,425                   11,529
                1/31/1994          11,030           11,553                   11,620
                2/28/1994          10,863           11,378                   11,565
                3/31/1994          10,519           11,016                   11,265
                4/30/1994          10,427           10,920                   11,181
                5/31/1994          10,462           10,958                   11,205
                6/30/1994          10,416           10,909                   11,181
                7/31/1994          10,617           11,119                   11,402
                8/31/1994          10,641           11,145                   11,433
                9/30/1994          10,481           10,977                   11,305
               10/31/1994          10,453           10,948                   11,297
               11/30/1994          10,363           10,853                   11,269
               12/31/1994          10,443           10,937                   11,389
                1/31/1995          10,657           11,161                   11,635
                2/28/1995          10,906           11,423                   11,946
                3/31/1995          10,943           11,461                   12,005
                4/30/1995          11,083           11,608                   12,176
                5/31/1995          11,389           11,928                   12,539
                6/30/1995          11,437           11,978                   12,621
                7/31/1995          11,450           11,992                   12,653
                8/31/1995          11,574           12,122                   12,788
                9/30/1995          11,685           12,238                   12,920
               10/31/1995          11,776           12,333                   13,028
               11/30/1995          11,914           12,478                   13,170
               12/31/1995          12,060           12,630                   13,338
                1/31/1996          12,140           12,714                   13,440
                2/29/1996          11,975           12,542                   13,333
                3/31/1996          11,905           12,468                   13,316
                4/30/1996          11,857           12,418                   13,273
                5/31/1996          11,831           12,391                   13,222
                6/30/1996          11,994           12,561                   13,373
                7/31/1996          12,011           12,580                   13,432
                8/31/1996          12,010           12,578                   13,451
                9/30/1996          12,209           12,787                   13,668
               10/31/1996          12,434           13,022                   13,942
               11/30/1996          12,618           13,216                   14,156
               12/31/1996          12,540           13,134                   14,081
                1/31/1997          12,621           13,219                   14,180
                2/28/1997          12,649           13,248                   14,233
                3/31/1997          12,515           13,107                   14,100
                4/30/1997          12,721           13,323                   14,325
                5/31/1997          12,830           13,437                   14,476
                6/30/1997          12,986           13,601                   14,645
                7/31/1997          13,264           13,891                   14,909
                8/31/1997          13,216           13,841                   14,890
                9/30/1997          13,374           14,007                   15,083
               10/31/1997          13,513           14,153                   15,235
               11/30/1997          13,535           14,176                   15,275
               12/31/1997          13,665           14,312                   15,425
                1/31/1998          13,804           14,457                   15,574
                2/28/1998          13,831           14,486                   15,627
                3/31/1998          13,859           14,515                   15,696
                4/30/1998          13,944           14,604                   15,798
                5/31/1998          14,040           14,705                   15,917
                6/30/1998          14,121           14,789                   15,960
                7/31/1998          14,180           14,851                   16,049
                8/31/1998          14,377           15,057                   16,178
                9/30/1998          14,535           15,223                   16,378
               10/31/1998          14,473           15,158                   16,360
               11/30/1998          14,540           15,228                   16,465
               12/31/1998          14,600           15,291                   16,536
                1/31/1999          14,677           15,372                   16,643
                2/28/1999          14,564           15,254                   16,596
                3/31/1999          14,679           15,374                   16,700
                4/30/1999          14,739           15,437                   16,779
                5/31/1999          14,604           15,295                   16,684
                6/30/1999          14,504           15,191                   16,614
                7/31/1999          14,404           15,086                   16,515
                8/31/1999          14,398           15,080                   16,513
                9/30/1999          14,633           15,326                   16,788
               10/31/1999          14,660           15,354                   16,885
               11/30/1999          14,687           15,382                   16,902
               12/31/1999          14,618           15,310                   16,851
                1/31/2000          14,502           15,189                   16,733
                2/29/2000          14,646           15,339                   16,945
                3/31/2000          14,823           15,525                   17,201
                4/30/2000          14,789           15,489                   17,175
                5/31/2000          14,797           15,488                   17,255
                6/30/2000          15,039           15,731                   17,564
                7/31/2000          15,100           15,785                   17,657
                8/31/2000          15,327           16,012                   17,913
                9/30/2000          15,453           16,133                   18,090
               10/31/2000          15,564           16,239                   18,220
               11/30/2000          15,778           16,452                   18,480
               12/31/2000          15,974           16,664                   18,741
                1/31/2001          16,241           16,914                   19,040
                2/28/2001          16,305           16,971                   19,124
                3/31/2001          16,384           17,042                   19,243
                4/30/2001          16,394           17,060                   19,287
                5/31/2001          16,489           17,130                   19,437
                6/30/2001          16,549           17,181                   19,481
                7/31/2001          16,796           17,445                   19,836
                8/31/2001          16,925           17,549                   19,971
                9/30/2001          17,141           17,762                   20,275
               10/31/2001          17,324           17,960                   20,510
               11/30/2001          17,181           17,782                   20,351
               12/31/2001          17,098           17,684                   20,278

                                                     Value
 PRINCIPAL AMOUNT (000's)                          (000's)
----------------------------------------------------------
 ASSET BACKED SECURITIES--
  97.8%

 Federal Home Loan Mortgage
  Corp. (FHLMC)--9.8%
 $1,157 6.00%, due 4/01/14                         $ 1,169
  2,122 6.50%, due 4/01/29                           2,133
  1,123 8.00%, due 9/01/25                           1,188

 Federal National Mortgage
  Association (FNMA)--9.2%
  1,694 7.00%, due 12/01/14                          1,756
  1,683 8.00%, due 7/01/27                           1,790
    583 9.00%, due 11/01/22                            635

 Government National
  Mortgage Association
  (GNMA)--78.8%
  1,769 6.00%, due 10/15/28                          1,741
  4,495 6.00%, due 11/20/31                          4,388
  1,336 6.00%, due 12/15/28                          1,314
  1,105 6.50%, due  1/20/24                          1,114
  1,880 6.50%, due 10/20/28                          1,883
    866 6.50%, due  2/20/29                            867
  2,481 6.50%, due  4/20/28                          2,485
    429 6.50%, due  5/15/29                            431
    345 6.50%, due  5/15/29                            347
    410 6.50%, due  6/15/29                            413
     98 6.50%, due  6/15/29                             98
     98 6.50%, due  6/15/29                             98
    354 6.50%, due  7/15/29                            356
    197 6.50%, due  8/15/29                            198
  1,421 7.00%, due  1/15/30                          1,454
    487 7.00%, due  1/20/27                            499
  1,964 7.00%, due 10/20/27                          2,010
  2,030 7.00%, due  2/20/27                          2,077
  2,429 7.00%, due  4/15/28                          2,485
    533 7.00%, due  7/20/28                            545
  1,845 7.00%, due  7/20/31                          1,883
  2,688 7.50%, due 10/15/27                          2,795
    558 7.50%, due  4/20/30                            576
  2,562 7.50%, due  6/20/26                          2,662
  1,239 8.00%, due  3/20/30                          1,292
  1,830 8.25%, due  5/15/20                          1,969
                                                   -------
 TOTAL ASSET BACKED SECURITIES (cost $43,718)       44,651
                                                   -------
 CASH EQUIVALENTS--1.8%
 Investment Companies
    815 AIM Short-Term Investments Co.                 815
        Liquid Assets Money Market
        Portfolio (Institutional Shares)
                                                   -------
 TOTAL CASH EQUIVALENTS (cost $815)                    815
                                                   -------
 TOTAL INVESTMENTS (total cost $44,533)--99.6%      45,466
 Other Assets, less Liabilities                        207
                                                   -------
 NET ASSETS                                        $45,673
                                                   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Managed Bond Fund
December 31, 2001


[PHOTO] Michael Hughes

For the calendar year 2001, SAFECO Managed Bond Fund produced attractive total returns on an absolute and historical basis. Unfortunately, it failed to keep up with the Lehman Brothers Government-Corporate Bond Index's impressive 8.50%.

Some of the underperformance is due to the fact that the Lehman Index has no fees or cash flow, while our Fund experiences the gravitational pull of an expense ratio. Most of the underperformance, however, came in the last quarter.

I had the portfolio positioned to prosper in an environment of increased economic weakness and uncertainty. I believed the indicators released during the fourth quarter would point to a deepening recession, and that the consensus economic forecast would darken as the period progressed. Furthermore, I worried about the possibility of another terrorist attack. As a result, I had a large overweighting in U.S. Agency securities and a corresponding underweighting in corporate bonds. I also set the duration (sensitivity to changes in interest rates) slightly longer than the benchmark.

Through the first week of November this strategy was working well. Shortly thereafter, came preliminary indications that the economy was moderating. Initial claims for unemployment stabilized, consumer sentiment began to rise and retail sales (spurred by 0% financing) grew by a record amount. Furthermore perceived geopolitical risk was abating. Up to this point, the gloomy economic forecasts and the fear of more terrorist attacks had been suppressing interest rates, like a beach ball held under water. Once these two influences subsided, the ball rocketed towards the surface. From November 7th to the 21st, the yield on the 10-year Treasury note increased by over 80 basis points, resulting in a 6% decline in its price. It was the biggest two-week rout in the Treasury market in over 20 years. Adding insult to injury, investors sold U.S. Agency securities and bought corporate bonds, further eroding the value of my overweighting in agency securities.

The final thing undermining the Fund's performance was that we held some of the very few corporate names that underperformed Treasuries. Ford, Qwest, and United Airlines paper cost the portfolio approximately .2% of total return. Fortunately, I avoided the biggest corporate blow of the quarter--Enron.

I have since moved the portfolio to a more aggressive risk profile in anticipation of the eventual economic recovery. I sold off all of our U.S. Treasury holdings and reduced our exposure to U.S. Agency debentures, redeploying into premium mortgage-backed securities and corporate bonds. I concentrated corporate purchases in the lower end of the investment-grade spectrum in anticipation of a strong January effect. Finally, I decreased duration to slightly below the benchmark to protect against the possibility of higher interest rates and adopted a more barbelled maturity profile in anticipation of a flatter U.S. Treasury yield curve (a graphic depiction of yields from short to long maturities.)

Michael Hughes

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                            1-800-528-6501

Performance Overview & Highlights
SAFECO Managed Bond Fund

                             [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
                                       ----------------------------------    ---------------------------------
Average Annual Total Return for the                             Since                                 Since
periods ended December 31, 2001          1 Year      5 year   Inception*      1 Year      5 year    Inception*
--------------------------------------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                                1.90%       4.79%      4.73%           6.69%      5.75%      5.35%
   Class B                                1.03%       4.54%      4.78%           6.03%      4.87%      4.78%
Lehman Brothers
 Gov't/Corp. Bond Index                   N/A         N/A        N/A             8.50%      7.37%      7.27%
Lipper, Inc. (Intermediate
 Investment-Grade Bond Funds)             N/A         N/A        N/A             7.59%      6.46%      N/A
*The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO

Managed Bond Fund

Class A  $14,365

Class B  $14,419

Lehman Brothers Gov't/Corp
 Bond Index  $17,014

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                       Lehman Brothers
                                                         Gov't/Corp
        Date           Class A         Class B           Bond Index
        ----           -------         -------         ---------------
      2/28/1994         9,550          10,000              10,000
      3/31/1994         9,230           9,666               9,755
      4/30/1994         9,222           9,657               9,675
      5/31/1994         9,230           9,666               9,657
      6/30/1994         9,217           9,653               9,634
      7/31/1994         9,317           9,757               9,827
      8/31/1994         9,339           9,780               9,831
      9/30/1994         9,265           9,703               9,682
     10/31/1994         9,271           9,709               9,671
     11/30/1994         9,244           9,680               9,654
     12/31/1994         9,262           9,699               9,717
      1/31/1995         9,385           9,828               9,904
      2/28/1995         9,540           9,991              10,134
      3/31/1995         9,586          10,038              10,202
      4/30/1995         9,708          10,167              10,344
      5/31/1995        10,058          10,533              10,777
      6/30/1995        10,136          10,615              10,864
      7/31/1995        10,066          10,541              10,822
      8/31/1995        10,192          10,674              10,960
      9/30/1995        10,304          10,791              11,072
     10/31/1995        10,468          10,962              11,234
     11/30/1995        10,674          11,178              11,419
     12/31/1995        10,869          11,382              11,587
      1/31/1996        10,885          11,400              11,659
      2/29/1996        10,625          11,127              11,412
      3/31/1996        10,513          11,010              11,316
      4/30/1996        10,508          11,004              11,239
      5/31/1996        10,513          11,009              11,220
      6/30/1996        10,592          11,092              11,369
      7/31/1996        10,625          11,127              11,396
      8/31/1996        10,645          11,148              11,368
      9/30/1996        10,732          11,239              11,570
     10/31/1996        10,842          11,347              11,840
     11/30/1996        10,963          11,467              12,058
     12/31/1996        10,863          11,369              11,924
      1/31/1997        10,883          11,368              11,938
      2/28/1997        10,857          11,335              11,963
      3/31/1997        10,714          11,179              11,821
      4/30/1997        10,862          11,327              11,994
      5/31/1997        10,945          11,406              12,106
      6/30/1997        11,054          11,511              12,251
      7/31/1997        11,377          11,839              12,626
      8/31/1997        11,230          11,664              12,484
      9/30/1997        11,396          11,843              12,680
     10/31/1997        11,576          12,007              12,883
     11/30/1997        11,591          12,028              12,951
     12/31/1997        11,722          12,154              13,087
      1/31/1998        11,916          12,343              13,272
      2/28/1998        11,864          12,276              13,245
      3/31/1998        11,884          12,284              13,285
      4/30/1998        11,926          12,303              13,352
      5/31/1998        12,065          12,435              13,496
      6/30/1998        12,174          12,536              13,633
      7/31/1998        12,166          12,532              13,644
      8/31/1998        12,448          12,798              13,911
      9/30/1998        12,763          13,112              14,308
     10/31/1998        12,604          12,936              14,207
     11/30/1998        12,624          12,948              14,292
     12/31/1998        12,645          12,965              14,327
      1/31/1999        12,699          13,014              14,429
      2/28/1999        12,346          12,644              14,086
      3/31/1999        12,392          12,683              14,156
      4/30/1999        12,394          12,692              14,191
      5/31/1999        12,216          12,487              14,044
      6/30/1999        12,115          12,391              14,001
      7/31/1999        12,074          12,326              13,962
      8/31/1999        12,048          12,292              13,951
      9/30/1999        12,174          12,412              14,076
     10/31/1999        12,192          12,423              14,113
     11/30/1999        12,187          12,406              14,105
     12/31/1999        12,105          12,315              14,019
      1/31/2000        12,083          12,285              14,015
      2/29/2000        12,231          12,428              14,191
      3/31/2000        12,380          12,588              14,396
      4/30/2000        12,345          12,544              14,326
      5/31/2000        12,328          12,503              14,313
      6/30/2000        12,562          12,733              14,605
      7/31/2000        12,655          12,835              14,760
      8/31/2000        12,830          13,005              14,968
      9/30/2000        12,943          13,112              15,025
     10/31/2000        13,007          13,152              15,119
     11/30/2000        13,201          13,356              15,377
     12/31/2000        13,462          13,597              15,681
      1/31/2001        13,669          13,781              15,944
      2/28/2001        13,780          13,886              16,108
      3/31/2001        13,841          13,955              16,182
      4/30/2001        13,753          13,874              16,061
      5/31/2001        13,813          13,926              16,153
      6/30/2001        13,875          13,963              16,231
      7/31/2001        14,170          14,251              16,635
      8/31/2001        14,298          14,387              16,849
      9/30/2001        14,440          14,522              17,004
     10/31/2001        14,737          14,810              17,435
     11/30/2001        14,489          14,552              17,149
     12/31/2001        14,365          14,419              17,014

  Current Yield (30-day) Class A..  4.80%
  Current Yield (30-day) Class B..  4.27%
  Weighted Average Maturity...... 7.5 years

                             Percent of
BONDS BY TYPE                Net Assets
---------------------------------------
U.S. Government Obligations      14%
Asset Backed Securities           7
Mortgage Backed Securities       44
Corporate Bonds                  31
Cash & Other                      4
                                ---
                                100%
                                ===

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

AAA:                               66%
AA:                                 5%
A                                  12%
BBB:                               12%
BB:                                 1%
Cash & Other:                       4%

Portfolio of Investments
SAFECO Managed Bond Fund
As of December 31, 2001


                                             Value
 PRINCIPAL AMOUNT (000's)                  (000's)
--------------------------------------------------
 ASSET BACKED SECURITIES--6.6%
 Airlines--0.9%
 $ 90   United Air Lines                    $   82
        7.73%, due 7/01/10

 Consumer Finance--1.9%
  180   World Omni Auto                        179
        Receivables Trust
        4.49%, due 8/20/08

 Diversified Financial Services--2.4%
  130   CNH Equipment Trust                    137
        7.34%, due 2/15/07
   88   Team Fleet Financing Corp.              88
        7.35%, due 5/15/03

 Electric Utilities--1.4%
  125   ComEd Transitional Funding Trust       128
        5.63%, due 6/25/09
                                            ------
 TOTAL ASSET BACKED SECURITIES (cost
  $618)                                        614
                                            ------
 CORPORATE BONDS--31.3%
 Air Freight Couriers--0.7%
   65   Federal Express Corp.                   68
        6.625%, due 2/12/04

 Airlines--2.2%
   80   Delta Air Lines, Inc.                   77
        7.11%, due 9/18/11
  133   United Air Lines                       127
        7.783%, due 1/01/14

 Alternative Carriers--0.9%
   85 # Sprint Capital Corp. (144A)             84
        6.00%, due 1/15/07
        (acquired 10/30/01)

 Auto Parts & Equipment--0.8%
   75   Delphi Automotive Systems Corp.         75
        6.55%, due 5/15/06

 Banks--0.9%
   85   Wachovia Corp.                          83
        4.95%, due 11/01/06

 Broadcasting & Cable TV--0.7%
   65   Comcast Cable Corp.                     66
        6.375%, due 1/30/06

 Canadian Provinces--1.7%
  160   British Columbia (Province of)         159
        5.375%, due 10/29/08

 Computer Hardware--1.0%
   95   Hewlett-Packard Co.                     94
        5.75%, due 12/15/06

 Consumer Finance--2.8%
   90   American General Finance Corp.          91
        5.875%, due 7/14/06
   85   Boeing Capital Corp.                    85
        5.75%, due 2/15/07
   80   Household Finance Corp.                 86
        7.875%, due 3/01/07

 Diversified Chemicals--1.6%
  145   Dow Chemical Co.                       145
        5.75%, due 12/15/08

 Diversified Financial Services--5.2%
   95   Credit Suisse First Boston USA, Inc.    93
        6.125%, due 11/15/11
  130 # Erac USA Finance Co.                   131
        8.00%, due 1/15/11 (144A)
        (acquired 1/09/01)
   85   Ford Motor Credit Co.                   83
        7.25%, due 10/25/11
  100   John Hancock Financial Services, Inc.
        5.625%, due 12/01/08                    99
   80   Lehman Brothers Holdings, Inc.          83
        6.25%, due 4/01/03

 Electric Utilities--3.9%
  100   Avista Corp.                           100
        7.75%, due 1/01/07
  145   Central Power & Light Co.              151
        7.50%, due 12/01/02
   60   National Rural Utilities Cooperative
        Finance Corp.                           61
        5.25%, due 7/15/04
   50 # Peco Energy Co. (144A)                  49
        5.95%, due 11/01/11
        (acquired 10/24/01)

 General Merchandise Stores--0.7%
   65   Sears Roebuck & Co.                     67
        6.25%, due 1/15/04

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Managed Bond Fund
As of December 31, 2001

                                                                   Value
 PRINCIPAL AMOUNT (000's)                                         (000's)
-------------------------------------------------------------------------
 Integrated Oil & Gas--1.5%
 $ 75   Pemex Project Funding Master Trust                        $   79
        9.125%, due 10/13/10
   55   USX Corp.                                                     57
        6.85%, due 3/01/08

 Integrated Telecommunications Services--3.5%
  150   Qwest Communications International, Inc.                     146
        7.25%, due 2/15/11
  110 # Verizon Wireless, Inc. (144A)                                109
        5.375%, due 12/15/06
        (acquired 12/12/01)
   65   Worldcom, Inc.                                                69
        8.00%, due 5/15/06

 Oil & Gas Equipment & Services--0.6%
   55   Kinder Morgan Energy Partners                                 55
        6.75%, due 3/15/11

 Trucking--1.5%
  135   Hertz Corp.                                                  138
        7.00%, due 7/01/04

 Wireless Telecommunications Services--1.1%
   95   TCI Communications, Inc.                                     103
        8.65%, due 9/15/04
                                                                  ------
 TOTAL CORPORATE BONDS (cost $2,912)                               2,913
                                                                  ------
 MORTGAGE BACKED SECURITIES--43.9%
 Collateral Mortgage Obligation (CMO)--2.2%
  202   6.50%, due 2/14/41                                           208

 Federal National Mortgage Association (FNMA)--36.6%
   47   6.00%, due 1/01/29                                            46
  103   6.00%, due 9/01/29                                           102
  111   6.50%, due 1/01/15                                           113
  415   6.50%, due 2/01/31                                           416
  212   6.50%, due 5/01/31                                           212
  267   6.50%, due 6/01/31                                           268
  418   6.50%, due 7/01/29                                           420
  121   7.00%, due 3/01/12                                           126
   67   8.00%, due 10/01/30                                           70
  102   8.00%, due 2/01/29                                           108
  127   8.00%, due 2/01/30                                           134
   95   8.00%, due 2/01/30                                           100
  920   8.00%, due 3/01/31                                           966
   43   8.00%, due 4/01/08                                            45
  115   8.00%, due 4/01/20                                           120
   64   8.00%, due 4/01/30                                            68
   37   8.00%, due 5/01/31                                            39
   44   8.00%, due 7/01/30                                            47

 Government National Mortgage Association (GNMA)--5.1%
   18   6.00%, due 4/15/14                                            18
   93   6.00%, due 8/15/13                                            94
  160   7.00%, due 4/15/28                                           164
  124   7.00%, due 8/15/28                                           127
   74   7.75%, due 11/15/29                                           77
                                                                  ------
 TOTAL MORTGAGE BACKED SECURITIES (cost $4,015)                    4,088
                                                                  ------
 U.S. GOVERNMENT OBLIGATIONS--14.5%
 Federal National Mortgage Association (FNMA)--10.9%
  965   6.625%, due 11/15/30                                       1,010

 U.S. Federal Agency Notes--3.6%
  330   5.75%, due 2/15/08                                           338
                                                                  ------

 TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $1,365)                   1,348
                                                                  ------

 CASH EQUIVALENTS--2.9%

 Investment Companies
  268   AIM Short-Term Investments Co.                              268
        Liquid Assets Money Market
        Portfolio (Institutional Shares)
                                                                  ------

 TOTAL CASH EQUIVALENTS (cost $268)                                  268
                                                                  ------
 TOTAL INVESTMENTS (total cost $9,178)--99.2%                      9,231

 Other Assets, less Liabilities                                       71
                                                                  ------
 NET ASSETS                                                       $9,302
                                                                  ======

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $374,000 and the total value is $373,000, or 4.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO California Tax-Free Income Fund
December 31, 2001

[PHOTO] Stephen C. Bauer

For the year as a whole, the SAFECO California Tax-Free Income Fund did very well. The Fund continued to have good performance over longer time periods.

Still, the Fund underperformed the Lehman Brothers Long Municipal Bond Index's 4.79%, as California bonds underperformed the general market that the index represents. California bonds are yielding 20 to 25 basis points less than bonds of many other states, because of strong retail demand and limited supply. Indeed, that demand is evidence that California bonds can provide handsome after-tax returns for California investors.

The Fund's outperformance against its peers is due to staying fully invested in long-term bonds. While this has enabled us to excel over longer time periods, it doesn't work every quarter. In the fourth quarter as the market retrenched, the Fund lagged. Its longer average maturity increases its sensitivity to the market, in both directions.

The fourth quarter was disappointing for most all fixed-income investors, as the gains from the previous three quarters were "returned to sender'. Although no one expected a repeat of 2000, by late October it looked like 2001 had a good chance of again delivering outsized total returns. Then, hints at an economic turnaround began to surface. The market traded down on the remote possibility that a strong economy would increase inflationary prospects, to be greeted by a vigilant Federal Reserve, raising interest rates with a vengeance. By year-end, yields were back to where they had started the year, and so ended an adequate, but uninspiring 2001.

I continued to take advantage of demand being created by individual investors to improve call protection. Since small investors are not as conscious of the value of call protection as are institutional investors, I took the opportunity to sell bonds callable in '03 and '04 and replace them with better call-protected bonds. (When bonds are called, the principal is returned and must be invested at current rates, which are near historical lows.) Through a slight extension of maturity, I was able to increase yield as well. By year end, I had reduced the Fund's exposure to bonds near their call dates by half.

I believe the sell-off in November and December was based on premature expectations of an economic turnaround. Although the worst of the recession may be behind us, I think the recovery will be modest and slow. Because there is no evidence of an increase in inflation, I believe long-term yields can maintain, or even fall from, their current levels. (Falling yields increase bond valuations.) While short-term yields will almost certainly rise in the course of the recovery, I believe substantial spread between long and short-term yields provides adequate protection from a corresponding increase in long bond yields and decline in their prices. I continue to believe staying fully invested in long bonds is best for the Fund, and will continue to do so.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Mr. Bauer holds a BS in microbiology and an MBA from the University of Washington.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO California Tax-Free Income Fund

                              [PERFORMANCE GRAPH]

-----------------------------------------------------------------------------------------------------------------------
                                                         With Sales Charge                   Without Sales Charge
Average Annual Total Return for the         --------------------------------------    ---------------------------------
periods ended December 31, 2001                    1 Year      5 year     10 Year        1 Year      5 year     10 Year
-----------------------------------------------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund
   Class A                                         (0.86)%       4.58%      6.04%           3.82%      5.56%      6.53%
   Class B                                         (1.94)%       4.46%      6.12%           3.02%      4.79%      6.12%
Lehman Brothers Long Municipal Bond Index            N/A         N/A        N/A             4.79%      6.27%      7.22%
Lipper, Inc. (California Municipal Bond Funds)       N/A         N/A        N/A             3.71%      5.07%      6.07%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

-----------------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO

California Tax-Free Income Fund

Class A $17,972

Class B $18,106

Lehman Brothers Long Municipal
Bond Index $20,084

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                                       Lehman Brothers
                                                                       Long Municipal
         Date                  Class A              Class B              Bond Index
         ----                  -------              -------            ---------------
      12/31/1991                 9,550               10,000                 10,000
       1/31/1992                 9,514                9,966                  9,994
       2/29/1992                 9,517                9,968                 10,010
       3/31/1992                 9,518                9,969                 10,035
       4/30/1992                 9,587               10,042                 10,131
       5/31/1992                 9,732               10,194                 10,279
       6/30/1992                 9,923               10,394                 10,478
       7/31/1992                10,258               10,745                 10,862
       8/31/1992                10,062               10,539                 10,716
       9/30/1992                10,134               10,615                 10,764
      10/31/1992                 9,853               10,320                 10,584
      11/30/1992                10,176               10,659                 10,882
      12/31/1992                10,311               10,800                 11,023
       1/31/1993                10,418               10,912                 11,127
       2/28/1993                10,890               11,407                 11,645
       3/31/1993                10,744               11,253                 11,504
       4/30/1993                10,901               11,418                 11,662
       5/31/1993                10,946               11,465                 11,758
       6/30/1993                11,150               11,679                 11,980
       7/31/1993                11,136               11,664                 11,992
       8/31/1993                11,449               11,992                 12,298
       9/30/1993                11,588               12,137                 12,469
      10/31/1993                11,588               12,138                 12,493
      11/30/1993                11,408               11,949                 12,342
      12/31/1993                11,675               12,228                 12,660
       1/31/1994                11,849               12,411                 12,810
       2/28/1994                11,537               12,084                 12,386
       3/31/1994                10,955               11,475                 11,646
       4/30/1994                10,916               11,433                 11,736
       5/31/1994                11,018               11,540                 11,873
       6/30/1994                10,912               11,429                 11,731
       7/31/1994                11,165               11,694                 12,032
       8/31/1994                11,162               11,691                 12,058
       9/30/1994                10,878               11,394                 11,778
      10/31/1994                10,615               11,118                 11,416
      11/30/1994                10,419               10,913                 11,115
      12/31/1994                10,601               11,104                 11,509
       1/31/1995                11,087               11,613                 12,015
       2/28/1995                11,629               12,181                 12,505
       3/31/1995                11,723               12,279                 12,655
       4/30/1995                11,671               12,225                 12,649
       5/31/1995                12,330               12,914                 13,188
       6/30/1995                11,952               12,519                 12,945
       7/31/1995                12,006               12,575                 13,011
       8/31/1995                12,195               12,773                 13,195
       9/30/1995                12,289               12,872                 13,298
      10/31/1995                12,616               13,214                 13,620
      11/30/1995                13,079               13,699                 13,971
      12/31/1995                13,372               14,006                 14,189
       1/31/1996                13,324               13,955                 14,250
       2/29/1996                13,154               13,778                 14,076
       3/31/1996                12,764               13,369                 13,818
       4/30/1996                12,650               13,249                 13,763
       5/31/1996                12,662               13,262                 13,770
       6/30/1996                12,910               13,522                 13,982
       7/31/1996                13,057               13,677                 14,121
       8/31/1996                13,025               13,643                 14,102
       9/30/1996                13,337               13,969                 14,415
      10/31/1996                13,512               14,133                 14,591
      11/30/1996                13,865               14,494                 14,905
      12/31/1996                13,714               14,326                 14,815
       1/31/1997                13,567               14,164                 14,786
       2/28/1997                13,723               14,319                 14,945
       3/31/1997                13,416               13,990                 14,687
       4/30/1997                13,619               14,194                 14,860
       5/31/1997                13,878               14,455                 15,149
       6/30/1997                14,085               14,657                 15,343
       7/31/1997                14,818               15,399                 15,901
       8/31/1997                14,490               15,060                 15,689
       9/30/1997                14,687               15,257                 15,915
      10/31/1997                14,810               15,375                 16,052
      11/30/1997                14,954               15,515                 16,195
      12/31/1997                15,262               15,825                 16,491
       1/31/1998                15,423               15,981                 16,668
       2/28/1998                15,390               15,937                 16,659
       3/31/1998                15,372               15,908                 16,683
       4/30/1998                15,189               15,708                 16,593
       5/31/1998                15,568               16,090                 16,918
       6/30/1998                15,622               16,137                 16,991
       7/31/1998                15,632               16,136                 17,030
       8/31/1998                15,936               16,441                 17,336
       9/30/1998                16,184               16,687                 17,577
      10/31/1998                16,076               16,567                 17,520
      11/30/1998                16,199               16,687                 17,609
      12/31/1998                16,136               16,613                 17,626
       1/31/1999                16,352               16,826                 17,799
       2/28/1999                16,231               16,679                 17,724
       3/31/1999                16,222               16,673                 17,776
       4/30/1999                16,206               16,646                 17,792
       5/31/1999                16,014               16,439                 17,651
       6/30/1999                15,620               16,025                 17,329
       7/31/1999                15,573               15,967                 17,321
       8/31/1999                15,254               15,629                 16,964
       9/30/1999                15,155               15,519                 16,876
      10/31/1999                14,754               15,085                 16,481
      11/30/1999                14,902               15,241                 16,711
      12/31/1999                14,614               14,937                 16,451
       1/31/2000                14,436               14,745                 16,273
       2/29/2000                14,816               15,126                 16,620
       3/31/2000                15,424               15,737                 17,226
       4/30/2000                15,120               15,418                 17,023
       5/31/2000                15,048               15,334                 16,865
       6/30/2000                15,690               15,980                 17,483
       7/31/2000                16,034               16,323                 17,826
       8/31/2000                16,473               16,762                 18,209
       9/30/2000                16,325               16,604                 18,022
      10/31/2000                16,510               16,782                 18,284
      11/30/2000                16,695               16,961                 18,499
      12/31/2000                17,308               17,573                 19,165
       1/31/2001                17,382               17,638                 19,254
       2/28/2001                17,408               17,648                 19,343
       3/31/2001                17,594               17,826                 19,558
       4/30/2001                17,040               17,254                 19,234
       5/31/2001                17,327               17,533                 19,459
       6/30/2001                17,398               17,596                 19,628
       7/31/2001                17,856               18,049                 20,056
       8/31/2001                18,491               18,679                 20,458
       9/30/2001                18,392               18,569                 20,256
      10/31/2001                18,695               18,863                 20,586
      11/30/2001                18,366               18,518                 20,404
      12/31/2001                17,972               18,106                 20,084

  Current Yield (30-day) Class A..................... 4.31%
  Current Yield (30-day) Class B..................... 3.61%
  Weighted Average Maturity..................... 26.4 years

                                                                Percent of
TOP FIVE TYPE OF BONDS                                          Net Assets
--------------------------------------------------------------------------
Hospital                                                               18%
Utilities (Water)                                                      16
Lease Rental                                                           15
Airport                                                                 8
State General Obligation                                                6
                                                                Percent of
 TOP FIVE HOLDINGS                                              Net Assets
--------------------------------------------------------------------------
 State of California General Obligation Bonds                         5.4%
 California Health Facilities Financing Authority                     5.2
  Health Facility Revenue (Cedars Sinai Medical Center)
 Alameda Corridor Transportation Authority Revenue                    5.1
 San Diego Convention Center Financing Authority Lease Revenue        5.1
 Sacramento City Unified School District General Obligation           5.0

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------

        [PIE CHART]

AAA:                    54%
AA:                      4%
A:                      19%
BBB:                    20%
Cash and other:          3%

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of December 31, 2001

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS*--97.1%
 California--97.1%
 $5,000   Alameda Corridor Transportation Authority Revenue              $4,695
          4.75%, due 10/01/25 [MBIA]
  4,500   California Educational Facilities Authority Revenue             4,038
          (Institute of Technology)
          4.50%, due 10/01/27
  4,500   California Health Facilities Financing Authority                4,769
          Health Facility Revenue
          (Cedars Sinai Medical Center)
          6.25%, due 12/01/34
  2,645   Capistrano Beach Water District Wastewater Enterprise           2,470
          Capital 4.75%, due 12/01/28 [MBIA]
  1,475   Capistrano Beach Water District Wastewater Enterprise           1,378
          Capital 4.75%, due 12/01/28 [MBIA]
  3,000   Central California Joint Powers Health Finance Authority        3,093
          6.00%, due 2/01/30
     20   Concord Redevelopment Agency Tax Allocation                        21
          Central Concord Redevelopment Project
          8.00%, due 7/01/18
  4,000   Contra Costa Water District Revenue                             3,574
          4.50%, due 10/01/27 [FSA]
  1,000   Cucamonga California County Water District                        993
          5.128%, due 9/01/31 [FGIC]
  5,000   Duarte California Certificates of Participation                 4,602
          City of Hope Medical Center
          5.25%, due 4/01/31
  1,000   East Bay Municipal Utility District Wastewater System             935
          Revenue 4.75%, due 6/01/28 [MBIA]
  1,000   East Bay Municipal Utility District Water System Revenue          926
          4.75%, due 6/01/34 [MBIA]
  2,100   Fresno Joint Powers Financing Authority Lease Revenue           1,962
          Exhibition Hall Expansion Project
          4.75%, due 9/01/28 [AMBAC]
  1,200 + Los Angeles Convention and Exhibition Center Authority          1,466
          Certificates of Participation
          9.00%, due 12/01/20
          (Prerefunded 12/01/05 @ 100)
  3,000   Los Angeles County California Certificates of Participation     2,846
          (Disney Parking Refund Project)
          4.75%, due 3/01/23 [AMBAC]
  3,450   Los Angeles Department of Water and Power Waterworks Revenue    2,880
          4.25%, due 10/15/34 [MBIA]
  3,585   Metropolitan Water District of Southern California              3,431
          Waterworks Revenue
          5.00%, due 7/01/37
  3,990   Palomar Pomerado Health System                                  3,732
          California Insured Revenue
          4.75%, due 11/01/23 [MBIA]
  4,900   Redding Joint Powers Financing Authority                        4,638
          Solid Waste and Corporation Yard Revenue
          5.00%, due 1/01/23
  2,000   Sacramento City Financing Authority Revenue                     1,948
          5.00%, due 12/01/32 [AMBAC]
  5,000   Sacramento City Unified School District General Obligation      4,638
          4.75%, due 7/01/29 [FGIC]
  2,500   San Bernardino County Certificates of Participation             2,468
          (Medical Center Financing Project)
          5.50%, due 8/01/24
  5,000   San Diego Convention Center Financing Authority                 4,673
          Lease Revenue
          4.75%, due 4/01/28 [AMBAC]
  1,800   San Francisco City and County Airports Commission Revenue       1,590
          4.50%, due 5/01/26 [MBIA]
  3,515   San Francisco City and County Airports Commission Revenue       3,114
          4.50%, due 5/01/28
  5,000   San Joaquin Hills Transportation Corridor Agency                4,515
          Senior Lien Toll Road Revenue
          5.00%, due 1/01/33
  2,600   San Jose Airport Revenue                                        2,534
          5.00%, due 3/01/31 [FGIC]
  4,000   San Jose Redevelopment Agency                                   3,707
          (Merged Area Redevelopment Project Tax Allocation)
          4.75%, due 8/01/22
  1,335   Southern California Public Power Authority                      1,340
          Power Project Revenue (Multiple Projects)
          5.50%, due 7/01/20

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of December 31, 2001

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 California--(continued)
 $5,500 State of California General Obligation Bonds                    $ 5,037
        4.75%, due 4/01/29
  1,750 West Kern County Water District Certificates of Participation     1,727
        5.625%, due 6/01/31
                                                                        -------
 TOTAL MUNICIPAL BONDS (cost $86,141)                                    89,740
                                                                        -------

 CASH EQUIVALENTS--1.7%
  1,577 SEI Tax Exempt Institutional Tax-Free Portfolio                   1,577
                                                                        -------
 TOTAL CASH EQUIVALENTS (cost $1,577)                                     1,577
                                                                        -------
 TOTAL INVESTMENTS (total cost
  $87,718)--98.8%                                                        91,317

 Other Assets, less Liabilities                                           1,106
                                                                        -------
 NET ASSETS                                                             $92,423
                                                                        =======

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]  20.7%
   Financial Guaranty Insurance Corp. [FGIC]         9.1
   AMBAC Indemnity Corp. [AMBAC]                    12.8
   Financial Security Assurance, Inc. [FSA]          4.0
                                                    ----
                                                    46.6%
                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Municipal Bond Fund
December 31, 2001


[PHOTO] Stephen C. Bauer

For the year as a whole, SAFECO Municipal Bond Fund did very well. The Fund continues to have excellent performance over longer time periods.

Class A outperformed the Lehman Brothers Long Municipal Bond Index's 4.79% return as well; this is a remarkable feat as the index, unlike mutual funds, has no fees, expenses or cash flow. SAFECO Municipal Bond Fund's outperformance on the year is due to staying fully invested in long-term bonds. While this has enabled us to excel over longer time periods, it doesn't work every quarter. The Fund lagged as the market retrenched in the fourth quarter. The Fund's longer average maturity increases its sensitivity to the market, in both directions.

The fourth quarter was disappointing for fixed income investors, as the gains from the previous three quarters were "returned to sender'. Although no one expected a repeat of 2000, by late October it looked like 2001 had a good chance of again delivering outsized total returns. Then, hints at an economic turnaround began to surface. The market traded down on the remote possibility that a strong economy would increase inflationary prospects, to be greeted by a vigilant Federal Reserve, raising interest rates with a vengeance. By year-end, yields were back to where they had started the year, and so ended an adequate, but uninspiring 2001.

I continued to take advantage of demand being created by individual investors to improve call protection. Since small, individual investors are not as conscious of the value of call protection as are institutional investors, I was able to sell bonds callable in '03 and '04 and replace them with longer, better call-protected issues. (When bonds are called, the principal is returned to be reinvested at current rates, which are near historical lows.)

I was able to significantly add to yield as I improved call protection by extending maturity and by replacing $13 million of the Fund's California holdings with hospital issues. Doing so, I continued my strategy of buying medium-grade hospital bonds, which are trading at attractive spreads (yield differentials) to insured bonds. I bought two new hospital issues at yields of 5.75% and 5.92%, while selling callable California bonds yielding 4.60% to 4.82%. California bonds yield 20 to 25 basis points less than bonds of many other states, because of strong retail demand and limited supply.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Manager
SAFECO Municipal Bond Fund
December 31, 2001

I believe the sell-off in November and December was based on premature expectations of an economic turnaround. Although the worst of the recession may be behind us, I think the recovery will be modest and slow. Because there is no evidence of an increase in inflation, I believe long-term yields can maintain, or even fall from, their current levels. (Falling yields increase bond valuations.) While short-term yields will almost certainly rise in the course of the recovery, I believe the substantial spread between long and short-term yields provides adequate protection from a corresponding increase in long-bond yields and decline in their prices. I continue to believe staying fully invested in long bonds is best for the Fund and will continue to manage that way.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Mr. Bauer holds a BS in microbiology and an MBA from the University of Washington.

Performance Overview & Highlights
SAFECO Municipal Bond Fund

                              [PERFORMANCE GRAPH]

--------------------------------------------------------------------------------------------------------------
                                               With Sales Charge                   Without Sales Charge
Average Annual Total Return for the    ----------------------------------    ---------------------------------
periods ended December 31, 2001          1 Year      5 year     10 Year        1 Year      5 year     10 Year
--------------------------------------------------------------------------------------------------------------
SAFECO Municipal Bond Fund
   Class A                                0.18 %       4.43%      5.76%          4.92%      5.40%      6.24%
   Class B                               (0.86)%       4.34%      5.85%          4.14%      4.67%      5.85%
Lehman Brothers Long Municipal
 Bond Index                                N/A          N/A        N/A           4.79%      6.27%      7.22%
Lipper, Inc. (California Municipal
 Bond Funds)                               N/A          N/A        N/A           3.90%      4.79%      5.86%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------------------------------------

Investment Values:

SAFECO

Municipal Bond Fund

Class A  $17,429

Class B  $17,582

Lehman Brothers Long Municipal
 Bond Index  $20,084

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index.
Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                          Lehman Brothers
                                                          Long Municipal
          Date             Class A           Class B        Bond Index
          ----             -------           -------      ---------------
       12/31/1991           9,550            10,000           10,000
        1/31/1992           9,470             9,913            9,994
        2/29/1992           9,494             9,939           10,010
        3/31/1992           9,483             9,926           10,035
        4/30/1992           9,572            10,020           10,131
        5/31/1992           9,734            10,189           10,279
        6/30/1992           9,944            10,409           10,478
        7/31/1992          10,327            10,810           10,862
        8/31/1992          10,115            10,588           10,716
        9/30/1992          10,135            10,609           10,764
       10/31/1992           9,914            10,378           10,584
       11/30/1992          10,217            10,695           10,882
       12/31/1992          10,389            10,875           11,023
        1/31/1993          10,490            10,981           11,127
        2/28/1993          10,944            11,456           11,645
        3/31/1993          10,772            11,276           11,504
        4/30/1993          10,920            11,431           11,662
        5/31/1993          10,982            11,496           11,758
        6/30/1993          11,208            11,732           11,980
        7/31/1993          11,165            11,687           11,992
        8/31/1993          11,461            11,998           12,298
        9/30/1993          11,590            12,132           12,469
       10/31/1993          11,621            12,165           12,493
       11/30/1993          11,474            12,011           12,342
       12/31/1993          11,704            12,252           12,660
        1/31/1994          11,846            12,400           12,810
        2/28/1994          11,496            12,033           12,386
        3/31/1994          10,912            11,422           11,646
        4/30/1994          10,922            11,433           11,736
        5/31/1994          11,053            11,570           11,873
        6/30/1994          10,931            11,442           11,731
        7/31/1994          11,183            11,706           12,032
        8/31/1994          11,191            11,714           12,058
        9/30/1994          10,914            11,425           11,778
       10/31/1994          10,681            11,181           11,416
       11/30/1994          10,462            10,951           11,115
       12/31/1994          10,739            11,241           11,509
        1/31/1995          11,134            11,655           12,015
        2/28/1995          11,602            12,144           12,505
        3/31/1995          11,686            12,233           12,655
        4/30/1995          11,669            12,214           12,649
        5/31/1995          12,211            12,783           13,188
        6/30/1995          11,950            12,509           12,945
        7/31/1995          12,007            12,569           13,011
        8/31/1995          12,162            12,731           13,195
        9/30/1995          12,253            12,826           13,298
       10/31/1995          12,509            13,095           13,620
       11/30/1995          12,856            13,457           13,971
       12/31/1995          13,045            13,656           14,189
        1/31/1996          13,088            13,700           14,250
        2/29/1996          12,943            13,549           14,076
        3/31/1996          12,648            13,239           13,818
        4/30/1996          12,552            13,140           13,763
        5/31/1996          12,573            13,162           13,770
        6/30/1996          12,758            13,355           13,982
        7/31/1996          12,915            13,519           14,121
        8/31/1996          12,869            13,471           14,102
        9/30/1996          13,129            13,743           14,415
       10/31/1996          13,290            13,893           14,591
       11/30/1996          13,583            14,193           14,905
       12/31/1996          13,460            14,056           14,815
        1/31/1997          13,389            13,976           14,786
        2/28/1997          13,523            14,109           14,945
        3/31/1997          13,287            13,856           14,687
        4/30/1997          13,440            14,019           14,860
        5/31/1997          13,671            14,242           15,149
        6/30/1997          13,828            14,408           15,343
        7/31/1997          14,396            14,984           15,901
        8/31/1997          14,143            14,713           15,689
        9/30/1997          14,323            14,903           15,915
       10/31/1997          14,439            15,006           16,052
       11/30/1997          14,541            15,107           16,195
       12/31/1997          14,829            15,378           16,491
        1/31/1998          14,964            15,523           16,668
        2/28/1998          14,948            15,502           16,659
        3/31/1998          14,954            15,491           16,683
        4/30/1998          14,814            15,339           16,593
        5/31/1998          15,119            15,659           16,918
        6/30/1998          15,219            15,743           16,991
        7/31/1998          15,239            15,755           17,030
        8/31/1998          15,503            16,020           17,336
        9/30/1998          15,709            16,225           17,577
       10/31/1998          15,608            16,122           17,520
       11/30/1998          15,683            16,181           17,609
       12/31/1998          15,682            16,181           17,626
        1/31/1999          15,868            16,352           17,799
        2/28/1999          15,755            16,238           17,724
        3/31/1999          15,751            16,224           17,776
        4/30/1999          15,804            16,257           17,792
        5/31/1999          15,671            16,111           17,651
        6/30/1999          15,364            15,798           17,329
        7/31/1999          15,345            15,758           17,321
        8/31/1999          15,071            15,466           16,964
        9/30/1999          14,974            15,369           16,876
       10/31/1999          14,707            15,074           16,481
       11/30/1999          14,844            15,205           16,711
       12/31/1999          14,663            15,022           16,451
        1/31/2000          14,544            14,878           16,273
        2/29/2000          14,825            15,157           16,620
        3/31/2000          15,244            15,588           17,226
        4/30/2000          15,075            15,406           17,023
        5/31/2000          14,966            15,272           16,865
        6/30/2000          15,471            15,778           17,483
        7/31/2000          15,767            16,073           17,826
        8/31/2000          16,053            16,368           18,209
        9/30/2000          15,892            16,196           18,022
       10/31/2000          16,088            16,384           18,284
       11/30/2000          16,236            16,513           18,499
       12/31/2000          16,683            16,957           19,165
        1/31/2001          16,817            17,082           19,254
        2/28/2001          16,869            17,139           19,343
        3/31/2001          17,064            17,328           19,558
        4/30/2001          16,790            17,039           19,234
        5/31/2001          16,989            17,230           19,459
        6/30/2001          17,150            17,382           19,628
        7/31/2001          17,509            17,736           20,056
        8/31/2001          17,868            18,077           20,458
        9/30/2001          17,711            17,907           20,256
       10/31/2001          17,999            18,200           20,586
       11/30/2001          17,794            17,967           20,404
       12/31/2001          17,429            17,582           20,084

  Current Yield (30-day) Class A..       4.27%
  Current Yield (30-day) Class B..       3.46%
  Weighted Average Maturity....     23.4 years

                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
-------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor
 Agency Senior Lien Toll Road Revenue                                   4.2%
Massachusetts State Housing Finance Agency (Series B)                   3.7
Illinois Educational Facilities Authority
 Adjustable Demand Revenue (University of Chicago)                      3.5
Port of Seattle Revenue (Series A)                                      3.5
Indiana State Development Finance Authority
 Environmental Revenue                                                  3.4

TOP FIVE                                                             Percent of
STATES                                                               Net Assets
-------------------------------------------------------------------------------
California                                                               11%
Washington                                                               10
Massachusetts                                                             9
Indiana                                                                   9
Texas                                                                     8

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

  AAA:                  53%
  BBB:                  17%
  A:                    14%
  AA:                   12%
  Cash & Other:          3%
  Not Rated:             1%

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                        Value
 PRINCIPAL AMOUNT (000's)                                             (000's)
-----------------------------------------------------------------------------
 MUNICIPAL BONDS*--
  97.1%

 Alaska--2.6%
 $14,500  Alaska Housing Finance Corp. (General Housing Purpose)     $ 14,112
          5.00%, due 12/01/18 [GOC]
      15  Alaska Housing Finance Corp. Collateralized (Veterans            15
          Mortgage Program)
          6.50%, due 6/01/31 [COLL]

 Arizona--2.4%
   8,800  Phoenix Civic Improvement Corp. Wastewater System Lease       8,141
          Revenue
          4.75%, due 7/01/23
   5,000  Scottsdale Industrial Development Authority Hospital          4,856
          Revenue
          5.80%, due 12/01/31

 California--10.6%
  3,550 + Northern California Power Agency Geothermal Project           3,751
          Revenue
          5.00%, due 7/01/09 (Prerefunded 7/01/08 @100)
   6,400  Pittsburg Redevelopment Agency Los Medanos Community          5,981
          Development Project Tax Allocation 4.625%, due 8/01/21
          [AMBAC]
  11,995  Pittsburg Redevelopment Agency Los Medanos Community         12,905
          Development Project Tax Allocation 5.80%, due 8/01/34
          [FSA]
   2,000  Redding Joint Powers Financing Authority Solid Waste and      1,893
          Corporation Yard Revenue
          5.00%, due 1/01/23
   7,010  San Joaquin County Public                                     6,739
          Facilities Financing Corp. Certificates of Participation
          Capital Facilities Project
          4.75%, due 11/15/19 [MBIA]
  25,000  San Joaquin Hills Transportation Corridor Agency Senior      22,573
          Lien Toll Road Revenue
          5.00%, due 1/01/33
   3,165  Southern California Public Power Authority Power Project      3,177
          Revenue
          (Multiple Projects)
          5.50%, due 7/01/20

 Colorado--3.5%
   1,000   Colorado Housing Finance Authority Multi-Family Mortgage     1,035
           Revenue
           8.30%, due 10/01/23
  13,000   Colorado Springs Hospital Revenue                           13,299
           6.375%, due 12/15/30
   5,000   University of Colorado Hospital Authority Revenue            4,658
           5.60%, due 11/15/31

 Florida--2.1%
   2,750   Mid-Bay Bridge Authority Revenue 6.05%, due 10/01/22         2,782
   1,000   Orange County Tourist Development Tax Revenue                  901
           4.75%, due 10/01/24 [AMBAC]
   7,500   Tallahassee Florida Health Facilities Revenue                7,725
           (Tallahassee Memorial Healthcare, Inc.)
           6.375%, due 12/01/30

 Georgia--1.3%
   6,750 + Atlanta Water and Sewage Revenue                             6,977
           4.50%, due 1/01/18
           (Prerefunded 1/01/04 @100)

 Illinois--5.1%
   2,000   Chicago Illinois Sales Tax Revenue                           1,998
           5.375%, due 1/01/27 [FGIC]
  17,500 + Illinois Educational Facilities Authority Adjustable        18,905
           Demand Revenue (University of Chicago)
           5.70%, due 12/01/25
           (Prerefunded 12/01/03 @ 102)
   5,000 + Metropolitan Pier and Exposition Authority McCormick         6,237
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)

 Indiana--8.7%
     190   Beech Grove Economic Development Revenue (Westvaco Corp.)      194
           8.75%, due 7/01/10
  11,000 + East Chicago Elementary School Building Corp. First         11,773
           Mortgage
           7.00%, due 1/15/16 [SAW] (Prerefunded 1/15/03 @102)

                        SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Indiana--(continued)
 $ 7,715   Hammond Multi-School Building Corp. First Mortgage Revenue   $ 7,932
           6.20%, due 7/10/15 [SAW]
  20,550   Indiana State Development Finance Authority Environmental     18,163
           Revenue 5.60%, due 12/10/32
     350   Indianapolis Gas Utility Revenue                                 350
           5.375%, due 6/01/21 [FGIC]
   6,450 + Indianapolis Gas Utility System Revenue                        6,190
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)
   2,500   St. Joseph County Hospital Health System Revenue               2,257
           4.50%, due 8/15/18

 Iowa--0.1%
     250   Marshalltown Pollution Control Revenue (Iowa Electric            252
           Light and Power Co. Project)
           5.50%, due 11/01/23 [MBIA]

 Kentucky--0.4%
   2,000   Kentucky Economic Development Finance Authority Health         2,049
           System Revenue (Norton Healthcare, Inc.) Series A
           6.625%, due 10/01/28

 Maryland--2.6%
   5,125   Baltimore Project and Revenue (Water Projects)                 5,024
           5.00%, due 7/01/24 [FGIC]
   5,000   Maryland Health and Higher Educational Facilities              4,643
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]
   4,000   Maryland Health and Higher Educational Facilities              4,234
           Authority Revenue (University of Maryland Medical System)
           6.75%, due 7/01/30

 Massachusetts--9.4%
   6,250   Massachusetts Bay Transportation Authority System Revenue      5,442
           4.50%, due 3/01/26 [MBIA]
   5,740   Massachusetts Housing Finance Agency Housing Revenue           5,904
           6.20%, due 7/01/38 [AMBAC]
  20,000   Massachusetts State Housing Finance Agency (Series B)         20,079
           5.40%, due 12/01/28 [MBIA]
   8,000   Massachusetts State Turnpike Authority Metropolitan            7,337
           Highway System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]
   9,985   Massachusetts State Turnpike Authority Metropolitan            9,408
           Highway System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]
   2,500   Massachusetts Water Resources Authority Revenue                2,287
           4.75%, due 12/01/23 [GOA]

 Michigan--0.7%
   4,250   Detroit Water Supply System Revenue                            3,957
           4.75%, due 7/01/19 [FGIC]

 Mississippi--1.3%
   8,000   Harrison County Wastewater Management and Solid Waste          7,209
           Revenue
           4.75%, due 2/01/27 [FGIC]

 Missouri--0.8%
   4,000   Missouri Health and Education Facilities Authority             3,596
           Educational Facilities Revenue
           4.75%, due 11/15/37
   1,000   Missouri State Health and Education Facilities Authority         974
           Revenue (SSM Healthcare)
           5.25%, due 6/01/28 [AMBAC]

 New Jersey--0.1%
     585 + New Jersey Turnpike Authority Revenue                            607
           10.375%, due 1/01/03 (Escrowed to Maturity)

 New Mexico--0.4%
   2,275   Farmington Collateralized Pollution Control Revenue            2,292
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08 [COLL]

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 New York--7.6%
 $   900   Long Island Power Authority Electric System Revenue         $    876
           5.125%, due 12/01/22 [FSA]
   3,820   Metropolitan Transportation Authority New York Dedicated       3,464
           Tax Fund
           4.75%, due 4/01/28 [FGIC]
   6,250   New York City Municipal Water Finance Authority Water and      5,729
           Sewer System Revenue
           4.75%, due 6/15/25 [MBIA]
   2,100   New York City Municipal Water Finance Authority Water and      2,088
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]
   1,500   New York Dormitory Authority State University Educational      1,501
           Facilities Revenue
           5.00%, due 7/01/15
   5,500   New York Dormitory Authority State University Educational      5,658
           Facilities Revenue
           5.25%, due 5/15/15
   2,975   New York Dormitory Authority State University Educational      3,540
           Facilities Revenue
           7.50%, due 5/15/11
   1,425 + New York Dormitory Authority State University Educational      1,733
           Facilities Revenue
           7.50%, due 5/15/11 (Prerefunded Various Dates/Prices)
   5,250   New York Dormitory Authority State University Educational      6,531
           Facilities Revenue
           7.50%, due 5/15/13
  11,800   Port Authority New York &                                      9,829
           New Jersey Consolidated Revenue 4.375%, due 10/01/33
           [FGIC]

 North Carolina--5.1%
  12,000   North Carolina Eastern Municipal Power Agency Power           12,324
           System Revenue
           6.00%, due 1/01/22
  11,885   North Carolina Medical Care Commission Health Care            10,666
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]
   3,720   North Carolina Medical Care Commission Hospital Revenue        3,360
           4.75%, due 12/01/28 [MBIA]
           (Series A)
   1,000   North Carolina Medical Care Commission Hospital Revenue          903
           4.75%, due 12/01/28 [MBIA]
           (Series B)

 North Dakota--0.6%
   3,000   Grand Forks North Dakota Health Care System Revenue            3,162
           (Altru Health System)
           7.125%, due 8/15/24
 Oklahoma--1.1%
   5,590   McGee Creek Authority Water Revenue                            6,165
           6.00%, due 1/01/23 [MBIA]
 Pennsylvania--2.5%
   5,000   Pennsylvania State Higher Educational Facilities Authority     5,032
           Revenue (UPMC Health System)
           6.00%, due 1/15/31
   5,000   Southeastern Pennsylvania Transportation Authority (Series     4,461
           A) 4.75%, due 3/01/29 [FGIC]
   4,445   University Area Joint Authority Sewer Revenue                  4,115
           4.75%, due 11/01/20 [MBIA]

 South Carolina--5.1%
     375   Charleston County Pollution Control Facilities Revenue           376
           5.90%, due 8/01/03
   5,500   Pickens and Richland Counties Hospital Facilities Revenue      5,511
           5.75%, due 8/01/21 [AMBAC]
  15,000   Piedmont Municipal Power Agency South Carolina Electric       13,358
           Revenue
           5.25%, due 1/01/21
   7,500   South Carolina Jobs - Economic Development Authority           8,014
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                        Value
 PRINCIPAL AMOUNT (000's)                                             (000's)
-----------------------------------------------------------------------------
 Texas--7.9%
 $ 5,750   Austin Combined Utility Revenue                            $ 4,661
           4.25%, due 5/15/28 [MBIA]
  10,000   Austin Combined Utility System Revenue                      14,120
           12.50%, due 11/15/07 [MBIA]
   3,000   Houston Independent School District General Obligation       2,738
           4.75%, due 2/15/22 [PSF]
  14,300   Hurst-Euless-Bedford Texas Independent School District      12,386
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]
      10 + Lower Colorado River Authority Junior Lien Revenue              11
           5.625%, due 1/01/17 [FSA] (Prerefunded 1/01/15 @ 100)
   5,350   North East Texas School District General Obligation          4,565
           4.50%, due 10/01/28 [PSF]
   4,500   San Antonio Electric & Gas Revenue                           4,001
           4.50%, due 2/01/21

 Utah--1.0%
   5,635   Weber County Utah Hospital Revenue (IHC Health Services)     5,247
           5.00%, due 8/15/30 [AMBAC]

 Virginia--1.0%
   2,500   Loudoun County Sanitation Authority Water and Sewer          2,274
           Revenue
           4.75%, due 1/01/30 [MBIA]
   3,240   Prince William County Authority Water and Sewer Systems      2,949
           Revenue
           4.75%, due 7/01/29 [FGIC]

 Washington--9.8%
     700   CDP-King County III Lease Revenue (King Street Center          678
           Project)
           5.25%, due 6/01/26 [MBIA]
   1,000   Central Puget Sound Regional Transportation Authority          889
           Motor Vehicle Tax
           4.75%, due 2/01/28 [FGIC]
   5,055   Douglas County Public Utility District #1 Wells              6,208
           Hydroelectric Revenue
           8.75%, due 9/01/18
   2,200 + Douglas County Public Utility District #1 Wells              2,787
           Hydroelectric Revenue
           8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)
   2,500   King County Housing Authority Pooled Housing Revenue         2,577
           6.80%, due 3/01/26
   2,255   King County Public Hospital District #1 Hospital             2,285
           Facilities Revenue (Valley Medical Center)
           5.50%, due 9/01/17 [AMBAC]
   2,800   Lewis County Public Utility District #1 Cowlitz Falls        2,804
           Hydroelectric Project Revenue
           6.00%, due 10/01/24
  20,000   Port of Seattle Revenue (Series A) 5.00%, due 4/01/31       18,692
           [FGIC]
   3,143   Seattle Housing Authority Low Income Housing Revenue         3,367
           (Mt. Zion Project)
           6.60%, due 8/20/38 [GNMACOLL]
     530   Snohomish County Public Utility District #1 Electric           533
           Revenue
           5.50%, due 1/01/20 [FGIC]
   6,290   Vancouver Washington Housing Authority Revenue               5,426
           (Springbrook Square)
           5.65%, due 3/01/31
   7,000   Washington State General Obligation                          6,180
           4.50%, due 7/01/23 [FSA]
     250   Yakima-Tieton Irrigation District Revenue                      266
           6.20%, due 6/01/19 [FSA]

 West Virginia--3.0%
  15,000   West Virginia State Hospital Finance Authority              15,890
           (Charleston Area Medical Center) Series A
           6.75%, due 9/01/30
                                                                     --------
 TOTAL MUNICIPAL BONDS (cost $478,698)                                520,743
                                                                     --------


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                           Value
 PRINCIPAL AMOUNT (000's)                                (000's)
----------------------------------------------------------------
 CASH EQUIVALENTS--1.5%

 $ 8,086 Federated Tax-Exempt Money Market Fund, Inc.   $  8,086
                                                        --------
 TOTAL CASH EQUIVALENTS (cost $8,086)                      8,086
                                                        --------
 TOTAL INVESTMENTS (total cost
  $486,784)--98.6%                                       528,829

 Other Assets, less Liabilities                            7,483
                                                        --------
 NET ASSETS                                             $536,312
                                                        ========

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

AMBAC Indemnity Corp. [AMBAC]                     5.1%
Collateral [COLL]                                 0.4
Financial Guaranty Insurance Corp. [FGIC]        13.7
Financial Security Assurance, Inc. [FSA]          3.8
GNMA Collateral [GNMACOLL]                        0.6
General Obligation of Authority [GOA]             0.4
General Obligation of Corporation [GOC]           2.7
Municipal Bond Investors Assurance Corp. [MBIA]  19.3
State Aid Withholding [SAW]                       3.7
Texas Permanent School Fund [PSF]                 3.7
                                                 ----
                                                 53.4%
                                                 ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Money Market Fund
December 31, 2001



[PHOTO] Lesley Fox

Returning 3.75% for the year, the SAFECO Money Market Fund outperformed the 3.44% average return that Lipper reported for money funds. The 12-month return on the Fund was also higher than the 1.54% year-over-year increase in the Consumer Price Index (CPI). While 11 cuts in the Federal Funds overnight rate brought it to its lowest level in 40 years, and the Fund's seven-day yield fell to 1.64% at December 31, 2001, we still beat the CPI because inflation also remains low.

SAFECO Money Market Fund continued to benefit from the relatively high yields of longer maturity securities we purchased in early 2001. Although I typically purchase some securities in the one-year maturity range, which gives the Fund a higher average maturity than comparable funds, I saw little value in the one-year sector at rates of 2.50% or less. Because I have concentrated purchases in short and intermediate maturities, the average maturity of the Fund was 50 days at year end, shorter than the 59-day average maturity for comparable money market funds reported by iMoneyNet, Inc.

The Fund also benefited from paring down its allocation of commercial paper. In the face of record cash flows into money market funds in 2001 (over $400 billion according to AMG Data Services) available commercial paper dropped by 11%. As a result, commercial paper was in high demand and traded very rich (low yields relative to the market). However, we were able to pick up significant yield by going to short corporate coupon bonds. As a result, at year end, the Fund held 50% short corporate bonds and only 22% commercial paper.

For the first time in over a year, floating rate notes became attractive in the fourth quarter. I made several purchases because I believe the Fed is near completion of its easing cycle. When the market perceives that rate increases are imminent, floating rate notes should perform well by resetting at higher rates. At the end of the year, the Fund held 51% floating rate notes and 49% fixed rate securities.

The Fed is likely finished or nearly finished with their aggressive 2001 easing cycle of eleven interest rate cuts resulting in an overnight Fed Funds rate of 1.75%. We think the economy will begin to recover from the current recession in the second half of 2002 and that the Fed will begin tightening interest rates. As in 2001, achieving good performance in money market funds in 2002 will be highly dependent on accurately predicting Fed policy.

Lesley Fox

Lesley Fox joined SAFECO Asset Management Company in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County, Washington. Ms. Fox earned her MBA, Finance, at George Washington University.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Money Market Fund

Performance Overview & Highlights
-------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001          1 Year    5 Year  10 Year
-------------------------------------------------------------------------
 SAFECO Money Market Fund Class A        3.75%     4.83%    4.35%
 SAFECO Money Market Fund Class B        3.75%     4.80%    4.33%
 SAFECO Money Market Fund Class C        3.75%     4.79%    4.33%
 Lippert, Inc. (Money Market Funds)      3.44%     4.72%    4.41%
 Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------

------------------------------------------------
Weighted Average Maturity...............50 days
7 Day Yield Class A                      1.64%
7 Day Yield Class B                      1.64%
7 Day Yield Class C                      1.65%
------------------------------------------------

Portfolio of Investments
As of December 31, 2001

                                                           Value
 PRINCIPAL AMOUNT (000's)                                (000's)
----------------------------------------------------------------
 COMMERCIAL PAPER--21.4%
 Asset Backed--5.0%
 $ 7,000   Apreco, Inc.                                 $  6,999
           1.86%, due 1/04/02
   4,700   Apreco, Inc.                                    4,696
           2.54%, due 1/15/02
 Consumer Electronics--3.0%
   7,000   Dorada Finance, Inc.                            6,998
           2.13%, due 1/07/02
 Consumer Finance--9.0%
   4,000   Cooperative Association of Tractor Dealers      4,000
           2.20%, due 1/03/02
   7,000   Cooperative Association of Tractor Dealers      6,999
           2.20%, due 1/04/02
  10,000   Moat Funding LLC                                9,994
           1.80%, due 1/14/02
 Diversified Financial Services--4.4%
   4,000   Receivables Capital Corp.                       3,998
           1.85%, due 1/10/02
   6,269   Receivables Capital Corp.                       6,265
           1.90%, due 1/14/02
                                                        --------
 TOTAL COMMERCIAL PAPER (cost $49,949)                    49,949
                                                        --------
 CORPORATE BONDS--49.9%
 Asset Backed--4.3%
  10,000 # K2 (USA) LLC (144A)                            10,000
           1.951%, due 12/09/02
           (acquired 12/03/01)

 Banks--3.9%
   1,500 Banc One Corp.                                    1,530
         7.25%, due 8/01/02
   1,354 Bank One Corp.                                    1,369
         8.875%, due 3/15/02
   6,000 PNC Funding Corp.                                 6,122
         6.95%, due 9/01/02
 Brewers--1.7%
   3,870 New Belgium Brewery Co.                           3,870
         2.15%, due 7/01/15
         Put Date 1/03/02
 Consumer Finance--13.4%
  12,090 Countrywide Funding Corp.                        12,385
         8.25%, due 7/15/02
   2,000 Ford Motor Credit Co.                             2,008
         8.20%, due 2/15/02
   7,000 General Motors Acceptance Corp.                   7,009
         6.75%, due 2/07/02
  10,000 Merrill Lynch & Co., Inc.                        10,000
         1.921%, due 1/08/02
 Diversified Financial Services--17.3%
     200 AT&T Capital Corp.                                  204
         7.70%, due 6/12/02
  10,500 CIT Group, Inc.                                  10,629
         6.50%, due 6/14/02
   6,245 Citigroup, Inc.                                   6,382
         7.45%, due 6/06/02
   1,100 Donaldson Lufkin & Jenrette, Inc.                 1,103
         5.875%, due 4/01/02
   8,000 Goldman Sachs Group, Inc.                         8,000
         2.05%, due 1/14/03
   5,100 Lehman Brothers Holdings, Inc.                    5,174
         6.375%, due 5/07/02

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Money Market Fund
As of December 31, 2001


                                                  Value
 PRINCIPAL AMOUNT (000's)                       (000's)
-------------------------------------------------------
 Diversified Financial Services--(continued)
 $ 4,000 Lehman Brothers Holdings, Inc.        $  4,026
         8.875%, due 3/01/02
   5,000 Salomon Smith Barney Holdings Corp.      5,009
         3.26%, due 9/10/02

 General Merchandise Stores--3.4%
   8,000 Racetrac Capital, LLC                    8,000
         2.13%, due 4/01/18
         Put Date 1/02/02

 Hotels--1.2%
   2,845 Smuggler's Notch Management Co.          2,845
         2.15%, due 9/01/15
         Put Date 1/03/02

 Life & Health Insurance--4.7%
  11,000 Allmerica Financial                     11,000
         2.29%, due 8/05/04
         Put Date 2/05/02
                                               --------
 TOTAL CORPORATE BONDS (cost $116,665)          116,665
                                               --------
 MUNICIPAL BONDS--19.4%

 Diversified Commercial Services--0.8%
   2,000 Wake Forest University                   2,000
         2.13%, due 7/01/17
         Put Date 1/02/02

 Health Care Distributors & Services--3.5%
   8,100 New Hampshire Business                   8,100
         Finance Authority Revenue
         2.00%, due 6/01/28
         Put Date 1/03/02

 Homebuilding--4.1%
   1,000 Breckenridge Terrace LLC                 1,000
         Tax Revenue
         1.981%, due 5/01/39
         Put Date 1/02/02
   2,000 Eagle County Colorado Housing            2,000
         Facilities Revenue
         1.976%, due 5/01/39
         Put Date 1/03/02
   6,633 Summer Station Apartments, LLC           6,633
         2.13%, due 6/01/19
         Put Date 1/02/02

 Hotels--1.7%
   3,885 Tenderfoot Seasonal Housing              3,885
         Facilities Revenue
         1.976%, due 7/01/35
         Put Date 1/03/02

 Managed Health Care--9.3%
   3,565 Maryland Health and Higher               3,565
         Education Facilities Authority
         Revenue (University of
         Maryland Medical System)
         2.00%, due 7/01/29
         Put Date 1/02/02
   6,120 Maryland Health and Higher               6,120
         Education Facilities Authority
         Revenue
         2.00%, due 1/01/28
         Put Date 1/02/02
   5,000 Presbyterian Homes & Services            5,000
         2.18%, due 12/01/28
         Put Date 1/03/02
   7,100 Village Green Finance Co.                7,100
         2.13%, due 11/01/22
         Put Date 1/02/02
                                               --------

 TOTAL MUNICIPAL BONDS (cost $45,403)            45,403
                                               --------

 CASH EQUIVALENTS--8.9%

 Investment Companies
 $11,720 AIM Short-Term Investments Co.          11,720
         Liquid Assets Money Market
         Portfolio (Institutional Shares)
   9,081 Nations Money Market Reserves            9,081
                                               --------

 TOTAL CASH EQUIVALENTS (cost $20,801)           20,801
                                               --------

 TOTAL INVESTMENTS (total cost
  $232,818)--99.6%                              232,818

 Other Assets, less Liabilities                     821
                                               --------

 NET ASSETS                                    $233,639
                                               ========

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/01. These rates change periodically based on specified market rates or indices.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost and value of such securities is $10,000,000 or 4.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Statements of Assets and Liabilities
As of December 31, 2001

                                                                       SAFECO
                                            SAFECO Growth     SAFECO Dividend
 -(In Thousands, Except Per-Share           Opportunities     Equity   Income
 Amounts)-                                           Fund       Fund     Fund
-----------------------------------------------------------------------------
 Assets
 Investments, at Cost                           $ 801,590 $  803,108 $146,620
                                                ========= ========== ========
 Investments, at Value:
 Unaffiliated Issuers                           $ 634,376 $1,122,753 $180,106
 Affiliated Issuers                               267,000          -        -
                                                --------- ---------- --------
   Total Investments at Value                     901,376  1,122,753  180,106
 Cash                                                   -          -        -
 Collateral for Securities Loaned, at Fair
 Value                                            185,315      8,697    5,783
 Receivables:
 Investment Securities Sold                             -          -        -
 Trust Shares Sold                                  9,914      6,325       81
 Dividends and Interest                                43        685      440
 Forward Currency Contracts Open, Net                   -          -        -
 From Advisor                                           -         11        -
 Other                                                  -          -        -
 Deferred Offering Costs                                -          -        -
                                                --------- ---------- --------
   Total Assets                                 1,096,648  1,138,471  186,410
 Liabilities
 Payables:
 Investment Securities Purchased                   12,802          -        -
 Trust Shares Redeemed                             13,200      7,716      326
 Notes Payable                                      7,205          -        -
 Payable Upon Return of Securities Loaned         185,315      8,697    5,783
 Dividends                                              -         90       89
 Investment Advisory Fees                             440        596      103
 Accrued Expenses                                     217        240       50
                                                --------- ---------- --------
   Total Liabilities                              219,179     17,339    6,351
                                                --------- ---------- --------
 Net Assets                                     $ 877,469 $1,121,132 $180,059
                                                ========= ========== ========
 No-Load Class:
  Net Assets                                    $ 829,052 $1,083,035 $177,920
  Trust Shares Outstanding                         30,421     58,405    9,454
                                                --------- ---------- --------
  Net Asset Value, Offering Price, and
  Redemption Price Per Share                    $   27.25 $    18.54 $  18.82
                                                ========= ========== ========
 Class A:
  Net Assets                                    $  33,877 $   21,519 $    882
  Trust Shares Outstanding                          1,257      1,159       47
                                                --------- ---------- --------
  Net Asset Value and Redemption Price Per
  Share                                         $   26.96 $    18.56 $  18.91
                                                ========= ========== ========
  Maximum Offering Price Per Share (Net
  Asset Value Plus Sales Charge of 5.75%)       $   28.60 $    19.69 $  20.06
                                                ========= ========== ========
 Class B:
  Net Assets                                    $  14,346 $   16,423 $  1,160
  Trust Shares Outstanding                            555        902       61
                                                --------- ---------- --------
  Net Asset Value and Offering Price Per
  Share                                         $   25.87 $    18.20 $  18.95
                                                ========= ========== ========
 Class C:
  Net Assets                                    $     194 $      155 $     97
  Trust Shares Outstanding                              7          9        5
                                                --------- ---------- --------
  Net Asset Value and Offering Price Per
  Share                                         $   25.85 $    18.22 $  18.99
                                                ========= ========== ========
-----------------------------------------------------------------------------
 Analysis of Net Assets:
  Paid in Capital (Par Value $.001,
  Unlimited Shares Authorized)                  $ 793,294 $  831,547 $147,334
  Distributable Earnings                           84,175    289,585   32,725
                                                --------- ---------- --------
 Net Assets                                     $ 877,469 $1,121,132 $180,059
                                                ========= ========== ========
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                 SAFECO         SAFECO    SAFECO        SAFECO      SAFECO        SAFECO      SAFECO
 -(In Thousands, Except Per-Share             Northwest  International  Balanced Small Company  U.S. Value Small Company U.S. Growth
 Amounts)-                                         Fund     Stock Fund      Fund    Value Fund        Fund   Growth Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at Cost                          $82,194        $21,181   $17,563       $28,211      $8,473        $5,059      $5,274
                                                =======        =======   =======       =======      ======        ======      ======
 Investments, at Value:
 Unaffiliated Issuers                          $96,470        $25,283   $18,520       $31,666      $9,258        $5,717      $5,583
 Affiliated Issuers                                   -              -         -           288           -             -           -
                                                -------        -------   -------       -------      ------        ------      ------
   Total Investments at Value                    96,470         25,283    18,520        31,954       9,258         5,717       5,583
 Cash                                                 -            282         -             -           -             -           -
 Collateral for Securities Loaned, at Fair
 Value                                          18,963              -     3,408         6,706       1,771             -           -
 Receivables:
 Investment Securities Sold                          -              -         -             -           -           189           -
 Trust Shares Sold                                  240             67        13           273          19             1           -
 Dividends and Interest                              34             72        88            83          15             1           5
 Forward Currency Contracts Open, Net                 -             39         -             -           -             -           -
 From Advisor                                         5             19        17            17          12            13          13
 Other                                                -             12         -             -           -             -           -
 Deferred Offering Costs                              -              -         -             -           1            47          47
                                                -------        -------   -------       -------      ------        ------      ------
   Total Assets                                 115,712         25,774    22,046        39,033      11,076         5,968       5,648
 Liabilities
 Payables:
 Investment Securities Purchased                      -              -         -             -           -           138          12
 Trust Shares Redeemed                              374             92       109           283           -             -           -
 Notes Payable                                        -              -         -             -           -             -           -
 Payable Upon Return of Securities Loaned        18,963              -     3,408         6,706       1,771             -           -
 Dividends                                            -            178        44            10          16             -           -
 Investment Advisory Fees                            55             21        11            20           6             4           4
 Accrued Expenses                                    36              9        26            28          13            63          62
                                                -------        -------   -------       -------      ------        ------      ------
   Total Liabilities                             19,428            300     3,598         7,047       1,806           205          78
                                                -------        -------   -------       -------      ------        ------      ------
 Net Assets                                     $96,284        $25,474   $18,448       $31,986      $9,270        $5,763      $5,570
                                                =======        =======   =======       =======      ======        ======      ======
 No-Load Class:
  Net Assets                                    $85,290        $23,398   $14,736       $29,643      $8,383        $2,367      $2,372
  Trust Shares Outstanding                        4,522          2,219     1,260         2,151         745           209         223
                                                -------        -------   -------       -------      ------        ------      ------
  Net Asset Value, Offering Price, and
  Redemption Price Per Share                    $ 18.86        $ 10.54   $ 11.69       $ 13.78      $11.25        $11.31      $10.64
                                                =======        =======   =======       =======      ======        ======      ======
 Class A:
  Net Assets                                    $ 5,141        $   969   $ 1,733       $ 1,009      $  336        $1,137      $1,074
  Trust Shares Outstanding                          277             93       148            74          30           101         101
                                                -------        -------   -------       -------      ------        ------      ------
  Net Asset Value and Redemption Price Per
  Share                                         $ 18.54        $ 10.45   $ 11.73       $ 13.57      $11.25        $11.31      $10.63
                                                =======        =======   =======       =======      ======        ======      ======
  Maximum Offering Price Per Share (Net
  Asset Value Plus Sales Charge of 5.75%)       $ 19.67        $ 11.09   $ 12.45       $ 14.40      $11.94        $12.00      $11.28
                                                =======        =======   =======       =======      ======        ======      ======
 Class B:
  Net Assets                                    $ 5,753        $ 1,027   $ 1,979       $ 1,334      $  551        $1,129      $1,062
  Trust Shares Outstanding                          322            100       169           102          49           100         100
                                                -------        -------   -------       -------      ------        ------      ------
  Net Asset Value and Offering Price Per
  Share                                         $ 17.86        $ 10.25   $ 11.71       $ 13.10      $11.20        $11.30      $10.62
                                                =======        =======   =======       =======      ======        ======      ======
 Class C:
  Net Assets                                    $   100        $    80         -             -           -        $1,130      $1,062
  Trust Shares Outstanding                            6              8                                               100         100
                                                -------        -------                                            ------      ------
  Net Asset Value and Offering Price Per
  Share                                         $ 17.87        $ 10.25                                            $11.30      $10.62
                                                =======        =======                                            ======      ======
------------------------------------------------------------------------------------------------------------------------------------
 Analysis of Net Assets:
  Paid in Capital (Par Value $.001,
  Unlimited Shares Authorized)                  $86,699        $27,202   $17,584       $35,876      $8,702        $5,102      $5,257
  Distributable Earnings                          9,585         (1,728)      864        (3,890)        568           661         313
                                                -------        -------   -------       -------      ------        ------      ------
 Net Assets                                     $96,284        $25,474   $18,448       $31,986      $9,270        $5,763      $5,570
                                                =======        =======   =======       =======      ======        ======      ======
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities
As of December 31, 2001

                                                                SAFECO
                                             SAFECO  Intermediate-Term  SAFECO
 -(In Thousands, Except Per-Share        High-Yield      U.S. Treasury    GNMA
 Amounts)-                                Bond Fund               Fund    Fund
-------------------------------------------------------------------------------
 Assets
 Investments, at Cost                      $ 54,652            $22,662 $44,533
                                           ========            ======= =======
 Investments, at Value                     $ 52,958            $23,109 $45,466
 Collateral for Securities Loaned, at
 Fair Value                                   8,894                  -       -
 Receivables:
   Trust Shares Sold                             68                104      69
   Interest                                     892                432     262
   Receivable From Advisor                        -                  2       -
                                           --------            ------- -------
   Total Assets                              62,812             23,647  45,797
 Liabilities
 Payables:
 Trust Shares Redeemed                          186                 39      46
 Payable Upon Return of Securities
 Loaned                                       8,894                  -       -
 Dividends                                      118                 32      44
 Investment Advisory Fees                        40                 11      21
 Accrued Expenses                                27                 10      13
                                           --------            ------- -------
   Total Liabilities                          9,265                 92     124
                                           --------            ------- -------
 Net Assets                                $ 53,547            $23,555 $45,673
                                           ========            ======= =======
 No-Load Class:
   Net Assets                              $ 51,454            $21,108 $45,218
   Trust Shares Outstanding                   7,901              1,989   4,777
                                           --------            ------- -------
   Net Asset Value, Offering Price, and
   Redemption Price Per Share              $   6.51            $ 10.61 $  9.47
                                           ========            ======= =======
 Class A:
   Net Assets                              $  1,086            $ 1,580 $   266
   Trust Shares Outstanding                     167                149      28
                                           --------            ------- -------
   Net Asset Value and Redemption Price
   Per Share                               $   6.51            $ 10.62 $  9.47
                                           ========            ======= =======
   Maximum Offering Price Per Share
   (Net Asset Value Plus Sales Charge
   of 4.5%)                                $   6.82            $ 11.12 $  9.92
                                           ========            ======= =======
 Class B:
   Net Assets                              $    920            $   867 $   189
   Trust Shares Outstanding                     141                 81      20
                                           --------            ------- -------
   Net Asset Value and Offering Price
   Per Share                               $   6.51            $ 10.62 $  9.47
                                           ========            ======= =======
 Class C:
   Net Assets                              $     87                  -       -
   Trust Shares Outstanding                      13
                                           --------
   Net Asset Value and Offering Price
   Per Share                               $   6.52
                                           ========
-------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)            $ 73,278            $23,190 $47,672
   Distributable Earnings                   (19,731)               365  (1,999)
                                           --------            ------- -------
 Net Assets                                $ 53,547            $23,555 $45,673
                                           ========            ======= =======
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                     SAFECO
                                         SAFECO  California              SAFECO
                                        Managed    Tax-Free    SAFECO     Money
 -(In Thousands, Except Per-Share          Bond      Income Municipal    Market
 Amounts)-                                 Fund        Fund Bond Fund      Fund
-------------------------------------------------------------------------------
 Assets
 Investments, at Cost                    $9,178     $87,718  $486,784  $232,818
                                         ======     =======  ========  ========
 Investments, at Value                   $9,231     $91,317  $528,829  $232,818
 Collateral for Securities Loaned, at
 Fair Value                                 341           -         -         -
 Receivables:
   Trust Shares Sold                          5          21       672     6,001
   Interest                                  93       1,339     8,799     1,540
   Receivable From Advisor                    4           -         -         8
                                         ------     -------  --------  --------
   Total Assets                           9,674      92,677   538,300   240,367
 Liabilities
 Payables:
 Trust Shares Redeemed                        3         118     1,020     6,545
 Payable Upon Return of Securities
 Loaned                                     341           -         -         -
 Dividends                                   17          81       696        12
 Investment Advisory Fees                     4          38       209        97
 Accrued Expenses                             7          17        63        74
                                         ------     -------  --------  --------
   Total Liabilities                        372         254     1,988     6,728
                                         ------     -------  --------  --------
 Net Assets                              $9,302     $92,423  $536,312  $233,639
                                         ======     =======  ========  ========
 No-Load Class:
   Net Assets                            $7,295     $90,165  $533,803  $227,142
   Trust Shares Outstanding                 867       7,276    38,212   227,142
                                         ------     -------  --------  --------
   Net Asset Value, Offering Price,
   and Redemption Price Per Share        $ 8.41     $ 12.39  $  13.97  $   1.00
                                         ======     =======  ========  ========
 Class A:
   Net Assets                            $1,092     $   645  $  1,273  $  5,193
   Trust Shares Outstanding                 130          52        91     5,193
                                         ------     -------  --------  --------
   Net Asset Value and Redemption
   Price Per Share                       $ 8.40     $ 12.40  $  13.98  $   1.00
                                         ======     =======  ========  ========
   Maximum Offering Price Per Share
   (Net Asset Value Plus Sales
   Charge of 4.5%)                       $ 8.80     $ 12.98  $  14.64  $      -
                                         ======     =======  ========  ========
 Class B:
   Net Assets                            $  915     $ 1,613  $  1,236  $  1,192
   Trust Shares Outstanding                 109         130        88     1,192
                                         ------     -------  --------  --------
   Net Asset Value and Offering Price
   Per Share                             $ 8.40     $ 12.39  $  13.95  $   1.00
                                         ======     =======  ========  ========
 Class C:
   Net Assets                                 -           -         -  $    112
   Trust Shares Outstanding                                                 112
                                                                       --------
   Net Asset Value and Offering Price                                  $   1.00
   Per Share                                                           ========
-------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)           $9,466    $87,806  $491,873  $233,639
   Distributable Earnings                   (164)     4,617    44,439         -
                                          ------    -------  --------  --------
 Net Assets                               $9,302    $92,423  $536,312  $233,639
                                          ======    =======  ========  ========
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended December 31, 2001*

                                                                        SAFECO
                                            SAFECO Growth     SAFECO  Dividend
                                            Opportunities     Equity    Income
 -(In Thousands)-                                    Fund       Fund      Fund
-------------------------------------------------------------------------------
 Investment Income
 Dividends (Net of Foreign Taxes Withheld
 of $84 Thousand in the International
 Stock Fund)                                     $    538  $  16,295  $  4,731
 Interest                                           1,447      1,863       354
 Income from Securities Loaned, net                   283         42        23
 Other                                                 34         47         9
                                                 --------  ---------  --------
  Total Investment Income                           2,302     18,247     5,117
 Expenses
 Investment Advisory                                4,815      7,964     1,356
 Fund Accounting and Administration                   285        390       172
 Transfer Agent--No-Load                            1,856      2,688       419
               --Class A                               75        109         3
               --Class B                               38         54         4
 Shareholder Service--Class A                          63         84         2
                    --Class B                          32         45         3
 Distribution       --Class B                          97        134        10
                    --Class C                           1          1         1
 Legal and Auditing                                    41         57        26
 Custodian                                             51         67        16
 Registration                                          45         40        38
 Reports to Shareholders                              158        264        33
 Trustees                                              10         13         7
 Loan Interest                                         10          -         -
 Amortization of Offering Costs                         -          -         -
 Other                                                 49         92        15
                                                 --------  ---------  --------
  Total Expenses Before Expense
  Reimbursement                                     7,626     12,002     2,105
 Expense Reimbursement From Advisor--No-Load            -          -         -
                                   --Class A          (13)       (48)       (2)
                                   --Class B           (3)        (1)       (2)
                                   --Class C            -          -         -
                                                 --------  ---------  --------
  Total Expenses After Expense
  Reimbursement                                     7,610     11,953     2,101
                                                 --------  ---------  --------
 Net Investment Income (Loss)                      (5,308)     6,294     3,016
 Net Realized and Unrealized Gain (Loss)
 on Investments and Foreign Currency
 Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers            (65,848)   (30,021)     (298)
   Investments in Affiliated Issuers               50,286          -         -
   Foreign Currency Transactions                        -          -         -
                                                 --------  ---------  --------
   Total Net Realized Gain (Loss)                 (15,562)   (30,021)     (298)
 Net Change in Unrealized Appreciation
 (Depreciation)                                   151,466   (112,939)  (17,959)
                                                 --------  ---------  --------
 Net Gain (Loss) on Investments and
 Foreign Currency                                 135,904   (142,960)  (18,257)
                                                 --------  ---------  --------
 Net Change in Net Assets Resulting from
 Operations                                      $130,596  $(136,666) $(15,241)
                                                 ========  =========  ========
-------------------------------------------------------------------------------

* For the Small Company Growth and U.S. Growth Funds, represents the period from October 31, 2001 (commencement of operations) to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                     SAFECO
                                                                                                    SAFECO  SAFECO    Small  SAFECO
                                                               SAFECO         SAFECO    SAFECO       Small    U.S.  Company    U.S.
                                                            Northwest  International  Balanced     Company   Value   Growth  Growth
                                                                Fund     Stock Fund      Fund  Value Fund    Fund     Fund    Fund
----------------------------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends (Net of Foreign Taxes Withheld
 of $84 Thousand in the International
 Stock Fund)                                              $     790        $   569     $ 236     $   541   $ 192     $  1    $  9
 Interest                                                       128             26       484          97      13        3       2
 Income from Securities Loaned, net                              53              -         2          17       4        -       -
 Other                                                           10              4         4           6       1        -       -
                                                           --------        -------     -----     -------    ----     ----    ----
  Total Investment Income                                       981            599       726         661     210        4      11

Expenses

 Investment Advisory                                            728            312       130         226      64        9       8
 Fund Accounting and Administration                              94             28        17          27       8        1       1
 Transfer Agent--No-Load                                        269             89        42          82      18        -       -
               --Class A                                         18              4         6           3       1        -       -
               --Class B                                         18              4         6           4       2        -       -
 Shareholder Service--Class A                                    14              3         5           2       1        1       1
                    --Class B                                    15              3         5           3       1        1       1
 Distribution       --Class B                                    45              9        15           9       4        1       1
                    --Class C                                     1              1         -           -       -        1       1
 Legal and Auditing                                              23             21        20          21      20       21      21
 Custodian                                                       13             96         6          13       6        1       1
 Registration                                                    47             46        36          36      32        -       -
 Reports to Shareholders                                         34             23         5          14       2        -       -
 Trustees                                                         7              6         6           6       6        1       -
 Loan Interest                                                    -             18         -          11       -        -       -
 Amortization of Offering Costs                                   -              -         -           -       4       10      10
 Other                                                           10              4         4           4       2        -       -
                                                           --------        -------     -----     -------    ----     ----    ----
  Total Expenses Before Expense

  Reimbursement                                               1,336            667       303         461     171       47      45
 Expense Reimbursement From Advisor--No-Load                   (100)          (178)      (57)        (81)    (57)     (11)    (12)
                                   --Class A                    (10)            (9)       (8)         (4)     (3)      (6)     (5)
                                   --Class B                     (9)            (9)       (9)         (4)     (5)      (6)     (5)
                                   --Class C                      -             (1)        -           -       -       (5)     (5)
                                                           --------        -------     -----     -------    ----     ----    ----
  Total Expenses After Expense
  Reimbursement                                               1,217            470       229         372     106       19      18
                                                           --------        -------     -----     -------    ----     ----    ----

 Net Investment Income (Loss)                                  (236)           129       497         289     104      (15)     (7)
 Net Realized and Unrealized Gain (Loss)
 on Investments and Foreign Currency
 Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers                       (4,512)        (5,537)      312      (1,065)     39       18      11
   Investments in Affiliated Issuers                              -              -         -           -       -        -       -
   Foreign Currency Transactions                                  -             35         -           -       -        -       -
                                                           --------        -------     -----     -------    ----     ----    ----

   Total Net Realized Gain (Loss)                            (4,512)        (5,502)      312      (1,065)     39       18      11
 Net Change in Unrealized Appreciation
 (Depreciation)                                              (9,041)        (2,351)     (867)      5,404    (609)     658     309
                                                           --------        -------     -----     -------    ----     ----    ----
 Net Gain (Loss) on Investments and
 Foreign Currency                                          $(13,553)        (7,853)     (555)      4,339    (570)     676     320
                                                           --------        -------     -----     -------    ----     ----    ----
 Net Change in Net Assets Resulting from
 Operations                                                $(13,789)       $(7,724)    $ (58)    $ 4,628   $(466)    $661    $313
                                                           ========        =======     =====     =======    ====     ====    ====


                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended December 31, 2001

                                                                SAFECO
                                                 SAFECO  Intermediate-Term  SAFECO
                                             High-Yield      U.S. Treasury    GNMA
 -(In Thousands)-                             Bond Fund               Fund    Fund
-----------------------------------------------------------------------------------
 Investment Income
 Dividends                                     $    312             $    -  $    -
 Interest                                         5,635              1,233   2,864
 Income from Securities Loaned, net                  25                  -       -
 Other                                                2                  -       1
                                               --------             ------  ------
  Total Investment Income                         5,974              1,233   2,865
 Expenses
 Investment Advisory                                391                124     237
 Fund Accounting and Administration                  54                 20      39
 Transfer Agent--No-Load                            126                 33      65
               --Class A                              4                  3       1
               --Class B                              3                  2       1
 Shareholder Service--Class A                         4                  3       1
                    --Class B                         2                  2       -
 Distribution--Class B                                7                  6       1
             --Class C                                1                  -       -
 Legal and Auditing                                  22                 21      21
 Custodian                                           11                  6       7
 Registration                                        40                 28      34
 Reports to Shareholders                             15                  4       7
 Trustees                                             6                  6       6
 Loan Interest                                       13                  -       -
 Other                                                6                  5       5
                                               --------             ------  ------
  Total Expenses Before Expense
  Reimbursement                                     705                263     425
 Expense Reimbursement From Advisor--No-Load        (43)               (32)    (13)
                                   --Class A         (2)                (3)     (1)
                                   --Class B         (2)                (3)      -
                                               --------             ------  ------
  Total Expenses After Expense
  Reimbursement                                     658                225     411
                                               --------             ------  ------
 Net Investment Income                            5,316              1,008   2,454
 Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
 Investments                                    (11,851)               550     178
 Net Change in Unrealized Appreciation
 (Depreciation)                                   5,995               (274)    246
                                               --------             ------  ------
 Net Gain (Loss) on Investments                  (5,856)               276     424
                                               --------             ------  ------
 Net Change in Net Assets Resulting
 from Operations                               $   (540)            $1,284  $2,878
                                               ========             ======  ======
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                       SAFECO
                                                SAFECO             California                                      SAFECO
                                               Managed               Tax-Free                  SAFECO               Money
                                                 Bond                  Income               Municipal              Market
 -(In Thousands)-                                Fund                    Fund               Bond Fund                Fund
-------------------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends                                      $   -                 $     -                 $     -             $     -
 Interest                                         532                   5,418                  29,751              10,898
 Income from Securities Loaned, net                 1                       -                       -                   -
 Other                                              -                       -                       2                  11
                                                 ----                 -------                 -------             -------
  Total Investment Income                         533                   5,418                  29,753              10,909
 Expenses
 Investment Advisory                               42                     474                   2,509               1,213
 Fund Accounting and Administration                 8                      85                     246                 189
 Transfer Agent--No-Load                           13                      71                     284                 611
               --Class A                            2                       1                       1                  15
               --Class B                            3                       1                       1                   3
 Shareholder Service--Class A                       2                       2                       3                   -
                    --Class B                       2                       3                       3                   -
 Distribution--Class B                              7                      10                       8                   -
             --Class C                              -                       -                       -                   -
 Legal and Auditing                                20                      28                     138                  27
 Custodian                                          5                      11                      32                  22
 Registration                                      29                       5                      33                  74
 Reports to Shareholders                            4                       9                      32                  63
 Trustees                                           6                       7                       9                   7
 Loan Interest                                      -                      10                       -                   -
 Other                                              4                       8                      28                  19
                                                 ----                 -------                 -------             -------
  Total Expenses Before Expense
  Reimbursement                                   147                     725                   3,327               2,243
 Expense Reimbursement From Advisor--No-Load      (47)                      -                       -                (290)
                                   --Class A       (7)                      -                       -                  (9)
                                   --Class B       (7)                      -                       -                  (2)
                                                 ----                 -------                 -------             -------
  Total Expenses After Expense
  Reimbursement                                    86                     725                   3,327               1,942
                                                 ----                 -------                 -------             -------
 Net Investment Income
 Net Realized and Unrealized Gain
 (Loss) on Investments                            447                   4,693                  26,426               8,967
 Net Realized Gain (Loss) on
 Investments                                      138                   3,515                   6,209                   -
 Net Change in Unrealized Appreciation
 (Depreciation)                                   (48)                 (4,194)                 (4,258)                  -
                                                 ----                 -------                 -------             -------
 Net Gain (Loss) on Investments                    90                    (679)                  1,951                   -
                                                 ----                 -------                 -------             -------
 Net Change in Net Assets Resulting
 from Operations                                 $537                 $ 4,014                 $28,377             $ 8,967
                                                 ====                 =======                 =======             =======

                      SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                 SAFECO Growth           SAFECO Equity     SAFECO Dividend
                            Opportunities Fund                    Fund         Income Fund
                            ----------------------------------------------------------------
 -(In Thousands)-              2001*      2000*       2001*       2000*     2001*     2000*
--------------------------------------------------------------------------------------------
 Operations
 Net Investment Income
 (Loss)                     $ (5,308) $  (5,913) $    6,294  $    9,572  $  3,016  $  4,356
 Net Realized Gain (Loss)
 on Investments and
 Foreign Currency            (15,562)    31,449     (30,021)     43,098      (298)     (460)
 Net Change in Unrealized
 Appreciation
 (Depreciation)              151,466    (51,687)   (112,939)   (265,174)  (17,959)  (23,933)
                            --------  ---------  ----------  ----------  --------  --------
 Net Change in Net Assets
 Resulting from
 Operations                  130,596    (26,151)   (136,666)   (212,504)  (15,241)  (20,037)
 Distributions to
 Shareholders From:
 Net Investment Income
   --No-Load Class                 -          -      (6,251)     (9,490)   (2,987)   (4,325)
   --Class A                       -          -         (58)       (104)      (12)      (21)
   --Class B                       -          -           -           -        (7)      (14)
   --Class C                       -          -           -           -        (1)       (1)
 Net Realized Gain on
 Investments
   --No-Load Class                 -          -           -     (40,950)        -         -
   --Class A                       -          -           -      (1,539)        -         -
   --Class B                       -          -           -        (586)        -         -
   --Class C                       -          -           -          (4)        -         -
                            --------  ---------  ----------  ----------  --------  --------
   Total                           -          -      (6,309)    (52,673)   (3,007)   (4,361)
 Net Trust Share
 Transactions                 70,785   (155,036)   (229,360)   (478,540)  (21,469)  (63,774)
 Redemption Fees                   -          -           -           -         -         -
                            --------  ---------  ----------  ----------  --------  --------
 Total Change in Net
 Assets                      201,381   (181,187)   (372,335)   (743,717)  (39,717)  (88,172)
 Net Assets at Beginning
 of Period                   676,088    857,275   1,493,467   2,237,184   219,776   307,948
                            --------  ---------  ----------  ----------  --------  --------
 Net Assets at End of
 Period                     $877,469  $ 676,088  $1,121,132  $1,493,467  $180,059  $219,776
                            ========  =========  ==========  ==========  ========  ========
--------------------------------------------------------------------------------------------
 Tax Character of
 Distributions Paid:
 Ordinary Income            $      -  $       -  $    6,309  $    9,594  $  3,007  $  4,361
 Long-term Capital Gains           -          -           -      43,079         -         -
                            --------  ---------  ----------  ----------  --------  --------
   Total                    $      -  $       -  $    6,309  $   52,673  $  3,007  $  4,361
                            ========  =========  ==========  ==========  ========  ========

--------------------------------------------------------------------------------
*  For the year ended December 31.
** For the period from October 31, 2001 (commencement of operations) to December
   31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                SAFECO Small
                               SAFECO Northwest      SAFECO International   SAFECO Balanced          Company   SAFECO U.S.
                                           Fund                Stock Fund              Fund       Value Fund   Value Fund
-------------------------------------------------------------------------------------------------------------------------------
                                    2001*      2000*       2001*      2000*    2001*    2000*    2001*    2000*   2001*   2000*
-------------------------------------------------------------------------------------------------------------------------------
 Operations
 Net Investment Income
 (Loss)                       $   (236)   $   (704) $      129  $      77  $   497  $   522  $   289  $   (50) $  104   $   96
 Net Realized Gain (Loss)
 on Investments and
 Foreign Currency               (4,512)       (178)     (5,502)     1,997      312     (400)  (1,065)   3,594      39     (256)
 Net Change in Unrealized
 Appreciation
 (Depreciation)                  (9,041)   (25,724)     (2,351)    (6,025)    (867)     593    5,404   (5,605)   (609)     187
                               --------   --------  ----------  ---------  -------  -------  -------  -------  ------   ------
 Net Change in Net Assets
 Resulting from
 Operations                     (13,789)   (26,606)     (7,724)    (3,951)     (58)     715    4,628   (2,061)   (466)      27
 Distributions to
 Shareholders From:
 Net Investment Income
   --No-Load Class                    -          -        (541)      (196)    (414)    (432)    (282)       -     (99)     (92)
   --Class A                          -          -         (21)        (5)     (47)     (53)      (7)       -      (3)      (3)
   --Class B                          -          -         (11)         -      (36)     (39)      (1)       -      (1)      (1)
   --Class C                          -          -          (1)         -        -        -        -        -       -        -
 Net Realized Gain on
 Investments
   --No-Load Class                    -          -           -     (1,841)       -        -        -        -       -        -
   --Class A                          -          -           -        (80)       -        -        -        -       -        -
   --Class B                          -          -           -        (83)       -        -        -        -       -        -
   --Class C                          -          -           -         (5)       -        -        -        -       -        -
                               --------   --------  ----------  ---------  -------  -------  -------  -------  ------   ------
   Total                              -          -        (574)    (2,210)    (497)    (524)    (290)       -    (103)     (96)
 Net Trust Share
 Transactions                   (11,213)    40,742      (2,610)     2,618      494   (4,816)   3,180   (4,131)    432   (1,507)
 Redemption Fees                      -          -         351          -        -        -        -        -       -        -
                               --------   --------  ----------  ---------  -------  -------  -------  -------  ------   ------
 Total Change in Net
 Assets                         (25,002)    14,136     (10,557)    (3,543)     (61)  (4,625)   7,518   (6,192)   (137)  (1,576)
 Net Assets at Beginning
 of Period                      121,286    107,150      36,031     39,574   18,509   23,134   24,468   30,660   9,407   10,983
                               --------   --------  ----------  ---------  -------  -------  -------  -------  ------   ------
 Net Assets at End of
 Period                        $ 96,284   $121,286  $   25,474  $  36,031  $18,448  $18,509  $31,986  $24,468  $9,270   $9,407
                               ========   ========  ==========  =========  =======  =======  =======  =======  ======   ======
-------------------------------------------------------------------------------------------------------------------------------
 Tax Character of
 Distributions Paid:
 Ordinary Income               $      -   $      -  $      574  $     201  $   497  $   524  $   290  $     -  $  103   $   96
 Long-term Capital Gains              -          -           -      2,009        -        -        -        -       -        -
                               --------   --------  ----------  ---------  -------  -------  -------  -------  ------   ------
   Total                       $      -   $      -  $      574  $   2,210  $   497  $   524  $   290  $     -  $  103   $   96
                               ========   ========  ==========  =========  =======  =======  =======  =======  ======   ======
-------------------------------------------------------------------------------------------------------------------------------

                     SAFECO Small
                          Company   SAFECO U.S.
                      Growth Fund   Growth Fund
-------------------------------------------------
                           2001**        2001**
-------------------------------------------------
 Operations
 Net Investment Income
 (Loss)                    $  (15)       $   (7)
 Net Realized Gain (Loss)
 on Investments and
 Foreign Currency              18            11
 Net Change in Unrealized
 Appreciation
 (Depreciation)               658           309
                           ------        ------
 Net Change in Net Assets
 Resulting from
 Operations                   661           313
 Distributions to
 Shareholders From:
 Net Investment Income
   --No-Load Class              -             -
   --Class A                    -             -
   --Class B                    -             -
   --Class C                    -             -
 Net Realized Gain on
 Investments
   --No-Load Class              -             -
   --Class A                    -             -
   --Class B                    -             -
   --Class C                    -             -
                           ------        ------
   Total                        -             -
 Net Trust Share
 Transactions               5,102         5,257
 Redemption Fees                -             -
                           ------        ------
 Total Change in Net
 Assets                     5,763         5,570
 Net Assets at Beginning
 of Period                      -             -
                           ------        ------
 Net Assets at End of
 Period                    $5,763        $5,570
                           ======        ======
-------------------------------------------------
 Tax Character of
 Distributions Paid:
 Ordinary Income           $    -        $    -
 Long-term Capital Gains        -             -
                           ------        ------
   Total                   $    -        $    -
                           ======        ======
-------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                           SAFECO
                                       SAFECO   Intermediate-Term
                                   High-Yield       U.S. Treasury       SAFECO GNMA
                                    Bond Fund                Fund              Fund
                              -------------------------------------------------------
 -(In Thousands)-              2001*     2000*     2001*     2000*    2001*    2000*
-------------------------------------------------------------------------------------
 Operations

 Net Investment Income      $  5,316  $  5,387  $  1,008  $  1,055  $ 2,454  $ 2,379

 Net Realized Gain (Loss)
 on Investments              (11,851)   (4,090)      550      (320)     178     (656)

 Net Change in Unrealized
 Appreciation
 (Depreciation)                5,995    (5,011)     (274)    1,272      246    1,633
                            --------  --------  --------  --------  -------  -------

 Net Change in Net Assets
 Resulting from
 Operations                     (540)   (3,714)    1,284     2,007    2,878    3,356

 Distributions to
 Shareholders From:

 Net Investment Income
   --No-Load Class            (5,032)   (5,184)     (952)     (974)  (2,451)  (2,371)
   --Class A                    (132)     (107)      (55)      (50)      (9)      (4)
   --Class B                     (76)      (91)      (30)      (31)      (7)      (4)
   --Class C                      (8)       (5)        -         -        -        -

 Net Realized Gain on
 Investments
   --No-Load Class                 -         -         -         -        -        -
   --Class A                       -         -         -         -        -        -
   --Class B                       -         -         -         -        -        -
   --Class C                       -         -         -         -        -        -
                            --------  --------  --------  --------  -------  -------
    Total                     (5,248)   (5,387)   (1,037)   (1,055)  (2,467)  (2,379)

 Net Trust Share
 Transactions                  2,564   (10,314)    2,600    (1,080)   7,454   (2,618)
                            --------  --------  --------  --------  -------  -------


 Net Assets at Beginning
 of Period                    56,771    76,186    20,708    20,836   37,808   39,449
                            --------  --------  --------  --------  -------  -------
 Total Change in Net
 Assets                       (3,224)  (19,415)    2,847      (128)   7,865   (1,641)

 Net Assets at End of
 Period                     $ 53,547  $ 56,771  $ 23,555  $ 20,708  $45,673  $37,808
                            ========  ========  ========  ========  =======  =======
-------------------------------------------------------------------------------------
 Tax Character of
 Distributions Paid:
 Ordinary Income            $  5,248  $  5,387  $  1,037  $  1,055  $ 2,467  $ 2,379
 Tax-Exempt Income                 -         -         -         -        -        -
 Long-term Capital Gains           -         -         -         -        -        -
                            --------  --------  --------  --------  -------  -------

   Total                    $  5,248  $  5,387  $  1,037  $  1,055  $ 2,467  $ 2,379
                            ========  ========  ========  ========  =======  =======
-------------------------------------------------------------------------------------


* For the year ended December 31.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                      SAFECO
                                 SAFECO           California              SAFECO              SAFECO
                                Managed             Tax-Free           Municipal               Money
                              Bond Fund          Income Fund           Bond Fund         Market Fund
------------------------------------------------------------------------------------------------------
 -(In Thousands)-          2001*    2000*     2001*     2000*     2001*     2000*     2001*     2000*
------------------------------------------------------------------------------------------------------
 Operations

 Net Investment Income    $  447  $   451  $  4,693  $  4,437  $ 26,426  $ 25,018  $  8,967  $ 13,599

 Net Realized Gain (Loss)
 on Investments              138      (82)    3,515    (1,560)    6,209      (993)        -         -

 Net Change in Unrealized
 Appreciation                (48)     440    (4,194)   12,908    (4,258)   39,147         -         -
 (Depreciation)           ------  -------  --------  --------  --------  --------  --------  --------

 Net Change in Net Assets
 Resulting from
 Operations                  537      809     4,014    15,785    28,377    63,172     8,967    13,599

 Distributions to
 Shareholders From:

 Net Investment Income
   --No-Load Class          (368)    (382)   (4,507)   (4,369)  (25,670)  (24,979)   (8,735)  (13,338)
   --Class A                 (41)     (30)      (30)      (30)      (53)      (41)     (186)     (213)
   --Class B                 (38)     (39)      (50)      (38)      (38)      (34)      (42)      (44)
   --Class C                   -        -         -         -         -         -        (4)       (4)

 Net Realized Gain on
 Investments                   -        -         -         -    (1,183)        -         -         -
   --No-Load Class             -        -         -         -        (3)        -         -         -
   --Class A                   -        -         -         -        (3)        -         -         -
   --Class B
   --Class C                   -        -         -         -         -         -         -         -
                          ------  -------  --------  --------  --------  --------  --------  --------
    Total                   (447)    (451)   (4,587)   (4,437)  (26,950)  (25,054)   (8,967)  (13,599)

 Net Trust Share
 Transactions              1,971   (1,395)  (13,843)    8,170    33,316    (9,067)  (13,930)    7,110
                          ------  -------  --------  --------  --------  --------  --------  --------
 Net Assets at Beginning
 of Period                2,061   (1,037)  (14,416)   19,518    34,743    29,051   (13,930)    7,110

 Total Change in Net
 Assets                    7,241    8,278   106,839    87,321   501,569   472,518   247,569   240,459
                          ------  -------  --------  --------  --------  --------  --------  --------
 Net Assets at End of
 Period                   $9,302  $ 7,241  $ 92,423  $106,839  $536,312  $501,569  $233,639  $247,569
                          ======  =======  ========  ========  ========  ========  ========  ========
 Tax Character of
 Distributions Paid:
 Ordinary Income           $  447  $   451  $      -  $      -  $      -  $     36  $  8,967  $ 13,599
 Tax-Exempt Income              -        -     4,587     4,437    25,761    25,018         -         -
 Long-term Capital Gains        -        -         -         -     1,189         -         -         -
                           ------  -------  --------  --------  --------  --------  --------  --------
   Total                   $  447  $   451  $  4,587  $  4,437  $ 26,950  $ 25,054  $  8,967  $ 13,599
                           ======  =======  ========  ========  ========  ========  ========  ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Growth Opportunities Fund                 For the Year Ended December 31
                                        ----------------------------------------
 Class A                                2001     2000     1999     1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
 Period                              $ 22.16  $ 23.21  $ 22.66  $ 22.39  $16.97
 Income (Loss) From Investment
 Operations
 Net Investment Loss                   (0.20)   (0.25)   (0.19)   (0.05)  (0.02)
 Net Realized and Unrealized Gain
 (Loss) on Investments                  5.00    (0.80)    0.74     1.05    8.44
                                     -------  -------  -------  -------  ------
 Total from Investment Operations       4.80    (1.05)    0.55     1.00    8.42
 Less Distributions
 Distributions from Realized Gains         -        -        -    (0.73)  (3.00)
                                     -------  -------  -------  -------  ------
 Net Asset Value at End of Period    $ 26.96  $ 22.16  $ 23.21  $ 22.66  $22.39
                                     =======  =======  =======  =======  ======
 Total Return+                        21.66%   (4.52%)   2.43%    4.47%  49.61%
 Net Assets at End of Period
 (000's)                             $33,877  $26,020  $27,597  $33,712  $4,076
 Ratios to Average Net Assets:
 Gross Expenses                        1.36%    1.49%    1.34%    1.00%   1.06%
 Net Expenses                          1.31%    1.31%    1.23%    1.00%   1.06%
 Net Investment Loss                  (1.00%)  (1.00%)  (0.80%)  (0.40%) (0.33%)
 Portfolio Turnover Rate                 65%      63%      38%      55%     83%
--------------------------------------------------------------------------------

 SAFECO Growth Opportunities Fund                 For the Year Ended December 31
                                        ----------------------------------------
 Class B                                2001     2000     1999     1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
 Period                              $ 21.42  $ 22.57  $ 22.21  $ 22.19  $16.94
 Income (Loss) From Investment
 Operations
 Net Investment Loss                   (0.40)   (0.41)   (0.35)   (0.15)  (0.08)
 Net Realized and Unrealized Gain
 (Loss) on Investments                  4.85    (0.74)    0.71     0.90    8.33
                                     -------  -------  -------  -------  ------
 Total from Investment Operations       4.45    (1.15)    0.36     0.75    8.25
 Less Distributions
 Distributions from Realized Gains         -        -        -    (0.73)  (3.00)
                                     -------  -------  -------  -------  ------
 Net Asset Value at End of Period    $ 25.87  $ 21.42  $ 22.57  $ 22.21  $22.19
                                     =======  =======  =======  =======  ======
 Total Return+                        20.77%   (5.10%)   1.62%    3.38%  48.70%
 Net Assets at End of Period
 (000's)                             $14,346  $12,391  $14,637  $15,569  $1,402
 Ratios to Average Net Assets:
 Gross Expenses                        2.09%    2.16%    2.24%    1.91%   1.88%
 Net Expenses                          2.06%    2.06%    2.03%    1.91%   1.88%
 Net Investment Loss                  (1.75%)  (1.71%)  (1.59%)  (1.28%) (1.16%)
 Portfolio Turnover Rate                 65%      63%      38%      55%     83%
--------------------------------------------------------------------------------

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                              For the    Eight-Month
 SAFECO Growth             Year Ended   Period Ended
 Opportunities Fund       December 31  December 31++
                        -------------------------------
 Class C                         2001           2000
-------------------------------------------------------
 Net Asset Value at
 Beginning of Period        $   21.40       $  23.34
 Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.35)         (0.23)
 Net Realized and
 Unrealized Gain (Loss)
 on Investments                  4.80          (1.71)
                            ---------       --------
 Total from Investment
 Operations                      4.45          (1.94)
                            ---------       --------
 Net Asset Value at End
 of Period                  $   25.85       $  21.40
                            =========       ========
 Total Return+                 20.74%         (8.27%)*
 Net Assets at End of
 Period (000's)             $     194       $    120
 Ratios to Average Net
 Assets:
 Expenses                       2.06%          2.02% **
 Net Investment Loss           (1.75%)        (1.71%)**
 Portfolio Turnover Rate          65%            63% **
-------------------------------------------------------
 SAFECO Equity Fund                                 For the Year Ended December 31
                        ----------------------------------------------------------
 Class A                         2001           2000       1999     1998     1997
----------------------------------------------------------------------------------
 Net Asset Value at
 Beginning of Period        $   20.68       $  24.06    $ 23.27  $ 19.55  $ 16.62
 Income (Loss) From
 Investment Operations
 Net Investment Income           0.04           0.04       0.11     0.18     0.14
 Net Realized and
 Unrealized Gain (Loss)
 on Investments                 (2.12)         (2.77)      2.02     4.65     3.77
                            ---------       --------    -------  -------  -------
 Total from Investment
 Operations                     (2.08)         (2.73)      2.13     4.83     3.91
 Less Distributions
 Dividends from Net
 Investment Income              (0.04)         (0.04)     (0.11)   (0.18)   (0.14)
 Distributions from
 Realized Gains                     -          (0.61)     (1.23)   (0.93)   (0.84)
                            ---------       --------    -------  -------  -------
 Total Distributions            (0.04)         (0.65)     (1.34)   (1.11)   (0.98)
                            ---------       --------    -------  -------  -------
 Net Asset Value at End
 of Period                  $   18.56       $  20.68    $ 24.06  $ 23.27  $ 19.55
                            =========       ========    =======  =======  =======
 Total Return+                (10.06%)       (11.34%)     9.13%   24.77%   23.56%
 Net Assets at End of
 Period (000's)             $  21,519        $53,410    $61,625  $50,354   $7,247
 Ratios to Average Net
 Assets:
 Gross Expenses                 1.42%          1.35%      1.12%    0.88%    1.24%
 Net Expenses                   1.28%          1.26%      1.12%    0.88%    1.24%
 Net Investment Income          0.18%          0.19%      0.44%    0.89%    0.74%
 Portfolio Turnover Rate          31%            35%        34%      33%      34%
----------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Equity Fund                                 For the Year Ended December 31
                             -----------------------------------------------------
 Class B                         2001           2000       1999     1998     1997
----------------------------------------------------------------------------------
 Net Asset Value at
 Beginning of Period         $  20.38       $  23.83    $ 23.15  $ 19.55  $ 16.60
 Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.11)         (0.13)     (0.07)   (0.03)    0.02
 Net Realized and
 Unrealized Gain (Loss)
 on Investments                 (2.07)         (2.71)      1.98     4.56     3.79
                             --------       --------    -------  -------  -------
 Total from Investment
 Operations                     (2.18)         (2.84)      1.91     4.53     3.81
 Less Distributions
 Dividends from Net
 Investment Income                  -              -          -        -    (0.02)
 Distributions from
 Realized Gains                     -          (0.61)     (1.23)   (0.93)   (0.84)
                             --------       --------    -------  -------  -------
 Total Distributions                -          (0.61)     (1.23)   (0.93)   (0.86)
                             --------       --------    -------  -------  -------
 Net Asset Value at End
 of Period                   $  18.20       $  20.38    $ 23.83  $ 23.15  $ 19.55
                             ========       ========    =======  =======  =======
 Total Return+                (10.70%)       (11.91%)     8.18%   23.16%   22.93%
 Net Assets at End of
 Period (000's)              $ 16,423       $ 20,349    $28,260  $17,232  $ 3,565
 Ratios to Average Net
 Assets:
 Gross Expenses                 2.05%          2.06%      2.05%    1.94%    1.81%
 Net Expenses                   2.03%          2.01%      1.95%    1.94%    1.81%
 Net Investment Income
 (Loss)                        (0.58%)        (0.54%)    (0.41%)  (0.21%)   0.12%
 Portfolio Turnover Rate          31%            35%        34%      33%      34%
----------------------------------------------------------------------------------

                              For the    Eight-Month
                           Year Ended   Period Ended
 SAFECO Equity Fund       December 31  December 31++
                            ------------------------
 Class C                         2001           2000
----------------------------------------------------
 Net Asset Value at
 Beginning of Period         $  20.40       $  22.87
 Loss From Investment
 Operations
 Net Investment Loss            (0.09)         (0.06)
 Net Realized and
 Unrealized Loss
 on Investments                 (2.09)         (1.80)
                             --------       --------
 Total from Investment
 Operations                     (2.18)         (1.86)
 Less Distributions
 Distributions from
 Realized Gains                     -          (0.61)
                             --------       --------
 Net Asset Value at End
 of Period                   $  18.22       $  20.40
                             ========       ========
 Total Return+                (10.73%)        (8.08%)*
 Net Assets at End of
 Period (000's)              $    155       $    119
 Ratios to Average Net
 Assets:
 Expenses                       2.03%          1.84% **
 Net Investment Loss           (0.58%)        (0.44%)**
 Portfolio Turnover Rate          31%            35% **
----------------------------------------------------

 *   Not annualized.
**   Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Dividend Income Fund                      For the Year Ended December 31
                                   ---------------------------------------------
 Class A                                  2001     2000    1999    1998     1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                               $ 20.68  $ 22.52  $23.55  $24.02  $ 21.15
 Income (Loss) From Investment
  Operations
   Net Investment Income                  0.25     0.35    0.42    0.48     0.51
   Net Realized and Unrealized Gain
    (Loss) on Investments                (1.77)   (1.84)  (0.20)   0.81     4.98
                                       -------  -------  ------  ------  -------
   Total from Investment Operations      (1.52)   (1.49)   0.22    1.29     5.49
 Less Distributions
   Dividends from Net Investment
    Income                               (0.25)   (0.35)  (0.42)  (0.48)   (0.51)
   Distributions from Realized Gains         -        -   (0.83)  (1.28)   (2.11)
                                       -------  -------  ------  ------  -------
   Total Distributions                   (0.25)   (0.35)  (1.25)  (1.76)   (2.62)
                                       -------  -------  ------  ------  -------
 Net Asset Value at End of Period      $ 18.91  $ 20.68  $22.52  $23.55  $ 24.02
                                       =======  =======  ======  ======  =======
 Total Return+                          (7.33%)  (6.59%)  1.01%   5.38%   26.15%
 Net Assets at End of Period (000's)   $   882  $ 1,092  $2,046  $2,073  $   742
 Ratios to Average Net Assets:
   Gross Expenses                        1.52%    1.62%   1.47%   1.34%    1.14%
   Net Expenses                          1.35%    1.35%   1.31%   1.34%    1.14%
   Net Investment Income                 1.30%    1.56%   1.84%   2.16%    2.50%
 Portfolio Turnover Rate                   58%      45%     42%     46%      52%
--------------------------------------------------------------------------------
 SAFECO Dividend Income Fund                      For the Year Ended December 31
                                    --------------------------------------------
 Class B                                  2001     2000    1999    1998     1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                               $ 20.71  $ 22.53  $23.57  $23.95  $ 21.12
 Income (Loss) From Investment
  Operations
   Net Investment Income                  0.11     0.18    0.25    0.30     0.38
   Net Realized and Unrealized Gain
    (Loss) on Investments                (1.76)   (1.82)  (0.21)   0.90     4.94
                                       -------  -------  ------  ------  -------
   Total from Investment Operations      (1.65)   (1.64)   0.04    1.20     5.32
 Less Distributions
   Dividends from Net Investment
   Income                                (0.11)   (0.18)  (0.25)  (0.30)   (0.38)
   Distributions from Realized Gains         -        -   (0.83)  (1.28)   (2.11)
                                       -------  -------  ------  ------  -------
   Total Distributions                   (0.11)   (0.18)  (1.08)  (1.58)   (2.49)
                                       -------  -------  ------  ------  -------
 Net Asset Value at End of Period      $ 18.95  $ 20.71  $22.53  $23.57  $ 23.95
                                       =======  =======  ======  ======  =======
 Total Return+                          (7.98%)  (7.29%)  0.18%   5.03%   25.35%
 Net Assets at End of Period (000's)   $ 1,160  $ 1,532  $2,365  $2,176  $   798
 Ratios to Average Net Assets:
   Gross Expenses                         2.24%    2.27%   2.22%   2.08%    1.83%
   Net Expenses                           2.10%    2.10%   2.06%   2.08%    1.83%
   Net Investment Income                  0.55%    0.80%   1.09%   1.45%    1.79%
 Portfolio Turnover Rate                    58%      45%     42%     46%      52%
---------------------------------------------------------------------------------

 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                                          For the    Eight-Month
                                       Year Ended   Period Ended
SAFECO Dividend Income Fund           December 31  December 31++
                                      --------------------------
Class C                                      2001           2000
----------------------------------------------------------------
Net Asset Value at
 Beginning of Period                     $  20.75       $  21.06
Income (Loss) From
 Investment Operations
  Net Investment Income                      0.12           0.12
  Net Realized and
   Unrealized Loss on
   Investments                              (1.76)         (0.31)
                                         --------       --------
  Total from Investment
   Operations                               (1.64)         (0.19)
Less Distributions
 Dividends from Net
  Investment Income                         (0.12)         (0.12)
                                         --------       --------
Net Asset Value at End
 of Period                               $  18.99       $  20.75
                                         ========       ========
Total Return+                              (7.90%)        (0.90%)*
Net Assets at End of
 Period (000's)                          $     97       $     99
Ratios to Average Net
 Assets:
  Expenses                                  2.03%          1.95%**
  Net Investment Income                     0.60%          0.85%**
Portfolio Turnover Rate                       58%            45%**
------------------------------------------------------------------
SAFECO Northwest Fund                                         For the Year Ended December 31
                                        -----------------------------------------------------
Class A                                      2001           2000      1999     1998     1997
---------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period                    $  20.94       $  25.01   $ 17.56  $ 17.25  $ 14.06
Income (Loss) From
 Investment Operations
  Net Investment Loss                      (0.08)         (0.14)    (0.12)   (0.16)   (0.06)
  Net Realized and
   Unrealized Gain (Loss)
   on Investments                          (2.32)         (3.93)     9.58     0.66     4.39
                                         --------       --------   -------  -------  -------
  Total from Investment
   Operations                              (2.40)         (4.07)     9.46     0.50     4.33
Less Distributions
  Distributions from
   Realized Gains                               -              -     (2.01)   (0.19)   (1.14)
                                         --------       --------   -------  -------  -------
Net Asset Value at End
 of Period                              $  18.54       $  20.94   $ 25.01  $ 17.56  $ 17.25
                                         ========       ========   =======  =======  =======
Total Return+                            (11.46%)       (16.27%)   53.90%    2.87%   30.79%
Net Assets at End of
 Period (000's)                         $  5,141       $  6,621   $ 4,774  $ 2,208  $ 1,354
Ratios to Average Net
 Assets:
  Gross Expenses                           1.52%          1.49%     1.56%    1.70%    1.42%
  Net Expenses                             1.35%          1.35%     1.36%    1.70%    1.42%
  Net Investment Loss                     (0.41%)        (0.67%)   (0.81%)  (1.06%)  (0.61%)
Portfolio Turnover Rate                      50%            36%       49%      50%      55%
---------------------------------------------------------------------------------------------

 *  Not Annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Northwest Fund                           For the Year Ended December 31
                               ------------------------------------------------
 Class B                         2001           2000      1999    1998     1997
-------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period        $  20.33      $   24.46   $ 17.31  $17.09  $ 14.03
 Income (Loss) From
  Investment Operations
   Net Investment Loss          (0.21)         (0.30)    (0.25)  (0.23)   (0.10)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments              (2.26)         (3.83)     9.41    0.64     4.30
                             --------      ---------   -------  ------  -------
   Total from Investment
    Operations                  (2.47)         (4.13)     9.16    0.41     4.20
 Less Distributions
   Distributions from
    Realized Gains                  -              -     (2.01)  (0.19)   (1.14)
                             --------      ---------   -------  ------  -------
 Net Asset Value at End
  of Period                  $  17.86      $   20.33   $ 24.46  $17.31  $ 17.09
                             ========      =========   =======  ======  =======
 Total Return+                (12.15%)       (16.88%)   52.57%   2.37%   29.93%
 Net Assets at End of
  Period (000's)             $  5,753      $   6,449   $ 4,842  $2,603  $ 1,204
 Ratios to Average Net
  Assets:
   Gross Expenses               2.26%          2.22%     2.32%   2.30%    2.09%
   Net Expenses                 2.10%          2.10%     2.12%   2.30%    2.09%
   Net Investment Loss         (1.16%)        (1.42%)   (1.56%) (1.66%)  (1.30%)
 Portfolio Turnover Rate          50%            36%       49%     50%      55%
-------------------------------------------------------------------------------
                              For the    Eight-Month
                           Year Ended   Period Ended
 SAFECO Northwest Fund    December 31  December 31++
                          --------------------------
 Class C                         2001           2000
----------------------------------------------------
 Net Asset Value at
  Beginning of Period        $  20.33      $   24.21
 Loss From Investment
  Operations
   Net Investment Loss          (0.20)         (0.21)
   Net Realized and
    Unrealized Loss on
    Investments                 (2.26)         (3.67)
                             --------      ---------
   Total from Investment
    Operations                  (2.46)         (3.88)
                             --------      ---------
 Net Asset Value at End
  of Period                  $  17.87      $   20.33
                             ========      =========
 Total Return+                (12.10%)       (16.03%)*
 Net Assets at End of
  Period (000's)             $    100      $     103
 Ratios to Average Net
  Assets:
   Gross Expenses                2.25%          2.07%**
   Net Expenses                  2.10%          2.07%**
   Net Investment Loss          (1.15%)       (1.34%)**
 Portfolio Turnover Rate           50%            36%**
-------------------------------------------------------

 *  Not Annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO International Stock Fund                 For the Year Ended December 31
                                      -----------------------------------------
 Class A                                  2001     2000    1999    1998    1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                               $ 14.20  $ 16.89  $13.13  $11.55  $11.29
 Income (Loss) From Investment
  Operations
   Net Investment Income (Loss)           0.05     0.05   (0.01)  (0.04)   0.20
   Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency                             (3.71)   (1.92)   3.77    1.62    0.29
                                       -------  -------  ------  ------  ------
   Total from Investment Operations      (3.66)   (1.87)   3.76    1.58    0.49
                                       -------  -------  ------  ------  ------
 Redemption Fee                           0.14        -       -       -       -
                                       -------  -------  ------  ------  ------
 Less Distributions
   Dividends from Net Investment
    Income                               (0.23)   (0.05)      -       -   (0.21)
   Distributions from Realized Gains         -    (0.77)      -       -   (0.02)
                                       -------  -------  ------  ------  ------
    Total Distributions                  (0.23)   (0.82)      -       -   (0.23)
                                       -------  -------  ------  ------  ------
 Net Asset Value at End of Period      $ 10.45  $ 14.20  $16.89  $13.13  $11.55
                                       =======  =======  ======  ======  ======
 Total Return+                         (24.49%) (11.05%) 28.64%  13.68%   4.30%
 Net Assets at End of Period (000's)   $   969  $ 1,423  $1,215  $  629  $  295
 Ratios to Average Net Assets:
   Gross Expenses                        2.40%    2.21%   2.11%   2.31%   2.13%
   Net Expenses                          1.71%    1.65%   1.73%   2.14%   1.87%
   Net Investment Income (Loss)          0.36%    0.04%  (0.06%) (0.47%)  0.26%
 Portfolio Turnover Rate                  163%      33%     24%     26%     22%
--------------------------------------------------------------------------------
 SAFECO International Stock Fund                 For the Year Ended December 31
                                      -----------------------------------------
 Class B                                  2001     2000    1999    1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                               $ 13.88  $ 16.56  $12.99  $11.53  $11.28
 Income (Loss) From Investment
  Operations
   Net Investment Income (Loss)          (0.06)   (0.09)  (0.10)  (0.11)   0.18
   Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency                             (3.60)   (1.82)   3.67    1.57    0.22
                                       -------  -------  ------  ------  ------
   Total from Investment Operations      (3.66)   (1.91)   3.57    1.46    0.40
                                       -------  -------  ------  ------  ------
 Redemption Fee                           0.14        -       -       -       -
                                       -------  -------  ------  ------  ------
 Less Distributions
   Dividends from Net Investment
    Income                               (0.11)       -       -       -   (0.13)
   Distributions from Realized Gains         -    (0.77)      -       -   (0.02)
                                       -------  -------  ------  ------  ------
   Total Distributions                   (0.11)   (0.77)      -       -   (0.15)
                                       -------  -------  ------  ------  ------
 Net Asset Value at End of Period      $ 10.25  $ 13.88  $16.56  $12.99  $11.53
                                       =======  =======  ======  ======  ======
 Total Return+                         (25.07%) (11.52%) 27.48%  12.66%   3.48%
 Net Assets at End of Period (000's)   $ 1,027  $ 1,492  $1,392  $  777  $  331
 Ratios to Average Net Assets:
   Gross Expenses                        3.20%    2.97%   3.02%   3.19%   2.90%
   Net Expenses                          2.46%    2.40%   2.51%   3.02%   2.64%
   Net Investment Income (Loss)         (0.52%)  (0.64%) (0.84%) (1.33%)  0.51%
 Portfolio Turnover Rate                  163%      33%     24%     26%     22%
-------------------------------------------------------------------------------

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                              For the    Eight-Month
 SAFECO International      Year Ended   Period Ended
 Stock Fund               December 31  December 31++
                          --------------------------
 Class C                         2001           2000
----------------------------------------------------
 Net Asset Value at
  Beginning of Period         $ 13.85         $15.82
 Loss From Investment
  Operations
   Net Investment Loss          (0.07)         (0.07)
    Net Realized and
    Unrealized Loss
    on Investments and
    Foreign Currency            (3.57)         (1.13)
                              -------         ------
   Total from Investment
    Operations                  (3.64)         (1.20)
                              -------         ------
 Redemption Fee                  0.14              -
                              -------         ------
 Less Distributions
   Distributions from
    Realized Gains              (0.10)         (0.77)
                              -------         ------
 Net Asset Value at End
  of Period                   $ 10.25         $13.85
                              =======         ======
 Total Return+                (25.08%)        (7.76%)*
 Net Assets at End of
  Period (000's)              $    80             97
 Ratios to Average Net
  Assets:
   Gross Expenses               3.03%          2.66%**
   Net Expenses                 2.46%          2.40%**
   Net Investment Loss         (0.68%)        (0.75%)**
 Portfolio Turnover Rate         163%            33%**
----------------------------------------------------
 SAFECO Balanced Fund                           For the Year Ended December 31
                            --------------------------------------------------
 Class A                         2001           2000      1999    1998    1997
------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period         $ 12.09         $11.87    $12.23  $11.60  $10.69
 Income (Loss) From
  Investment Operations
   Net Investment Income         0.30           0.32      0.22    0.25    0.28
   Net Realized and
    Unrealized Gain (Loss)
    on Investments              (0.36)          0.22     (0.13)   1.14    1.45
                              -------         ------    ------  ------  ------
   Total from Investment
    Operations                  (0.06)          0.54      0.09    1.39    1.73
 Less Distributions
   Dividends from Net
    Investment Income           (0.30)         (0.32)    (0.22)  (0.25)  (0.28)
   Distributions from
    Realized Gains                  -              -     (0.23)  (0.51)  (0.54)
                              -------         ------    ------  ------  ------
   Total Distributions          (0.30)         (0.32)    (0.45)  (0.76)  (0.82)
 Net Asset Value at End
  of Period                   $ 11.73         $12.09    $11.87  $12.23  $11.60
                              =======         ======    ======  ======  ======
 Total Return+                 (0.42%)         4.71%     0.75%  12.06%  16.29%
 Net Assets at End of
  Period (000's)              $ 1,733         $1,789    $2,573  $  893  $  205
 Ratios to Average Net
  Assets:
   Gross Expenses               1.82%          1.88%     1.68%   1.67%   1.52%
   Net Expenses                 1.35%          1.35%     1.36%   1.67%   1.52%
   Net Investment Income        2.57%          2.62%     2.16%   2.23%   2.55%
 Portfolio Turnover Rate          75%            63%       95%     75%    101%
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Balanced Fund                            For the Year Ended December 31
                                      -----------------------------------------
 Class B                                2001     2000     1999     1998    1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                              $12.07  $ 11.83  $ 12.24  $ 11.60  $10.70
 Income (Loss) From Investment
  Operations
   Net Investment Income                0.21     0.23     0.18     0.15    0.18
   Net Realized and Unrealized Gain
    (Loss) on Investments              (0.36)    0.24    (0.18)    1.15    1.44
                                      ------  -------  -------  -------  ------
   Total from Investment Operations    (0.15)    0.47     0.00     1.30    1.62
 Less Distributions
   Dividends from Net Investment
    Income                             (0.21)   (0.23)   (0.18)   (0.15)  (0.18)
   Distributions from Realized Gains       -        -    (0.23)   (0.51)  (0.54)
                                      ------  -------  -------  -------  ------
   Total Distributions                 (0.21)   (0.23)   (0.41)   (0.66)  (0.72)
                                      ------  -------  -------  -------  ------
 Net Asset Value at End of Period     $11.71  $ 12.07  $ 11.83  $ 12.24  $11.60
                                      ======  =======  =======  =======  ======
 Total Return+                         (1.19%)   4.03%   (0.01%)  11.30%  15.21%
 Net Assets at End of Period (000's)   $1,979  $ 1,904  $ 2,553  $ 2,056  $  331
 Ratios to Average Net Assets:
   Gross Expenses                       2.55%    2.56%    2.46%    2.34%   2.28%
   Net Expenses                         2.10%    2.10%    2.14%    2.34%   2.28%
   Net Investment Income                1.82%    1.89%    1.43%    1.55%   1.78%
 Portfolio Turnover Rate                  75%      63%      95%      75%    101%
-------------------------------------------------------------------------------
 SAFECO Small Company Value Fund                 For the Year Ended December 31
                                        ---------------------------------------
 Class A                                  2001    2000    1999     1998    1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                $11.59  $12.55  $11.09  $ 14.21  $11.81
 Income (Loss) From Investment
  Operations
   Net Investment Income                  0.10   (0.04)  (0.09)   (0.08)  (0.06)
   Net Realized and Unrealized Gain
    (Loss) on Investments                 1.98   (0.92)   1.55    (3.04)   2.80
                                        ------  ------  ------  -------  ------
   Total from Investment Operations       2.08   (0.96)   1.46    (3.12)   2.74
 Less Distributions
   Dividends from Net Investment Income  (0.10)      -       -        -       -
   Distributions from Realized Gains         -       -       -        -   (0.34)
                                        ------  ------  ------  -------  ------
   Total Distributions                   (0.10)      -       -        -   (0.34)
                                        ------  ------  ------  -------  ------
 Net Asset Value at End of Period       $13.57  $11.59  $12.55  $ 11.09  $14.21
                                        ======  ======  ======  =======  ======
 Total Return+                           17.92%  (7.65%) 13.17%  (21.96%) 23.21%
 Net Assets at End of Period (000's)     $1,009  $  847  $1,067  $ 1,220  $  271
 Ratios to Average Net Assets:
   Gross Expenses                         1.82%   1.92%   1.97%    1.66%   1.52%
   Net Expenses                           1.44%   1.40%   1.47%    1.66%   1.52%
   Net Investment Income                  0.75%  (0.32%) (0.79%)  (0.99%) (0.60%)
 Portfolio Turnover Rate                   141%    107%    117%      90%     61%
-------------------------------------------------------------------------------

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)


 SAFECO Small Company Value Fund                                    For the Year Ended December 31
                           -----------------------------------------------------------------------
 Class B                     2001            2000            1999             1998            1997
--------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period     $ 11.19         $ 12.22         $ 10.88         $  14.07         $ 11.79
 Income (Loss) From
  Investment Operations
  Net Investment Income
   (Loss)                    0.01           (0.12)          (0.16)           (0.15)          (0.10)
  Net Realized and
   Unrealized Gain (Loss)
   on Investments            1.91           (0.91)           1.50            (3.04)           2.72
                          -------         -------         -------         --------         -------
  Total from Investment
    Operations               1.92           (1.03)           1.34            (3.19)           2.62
 Less Distributions
  Dividends from Net
   Investment Income        (0.01)              -               -                -               -
  Distributions from
   Realized Gains               -               -               -                -           (0.34)
                          -------         -------         -------         --------         -------
 Total Distributions        (0.01)              -               -                -           (0.34)
                          -------         -------         -------         --------         -------
 Net Asset Value at End
  of Period               $ 13.10         $ 11.19         $ 12.22         $  10.88         $ 14.07
                          =======         =======         =======         ========         =======
 Total Return+             17.11%          (8.43%)         12.32%          (22.67%)         22.23%
 Net Assets at End of
  Period (000's)          $ 1,334         $ 1,144         $ 1,274         $  1,034         $   396
 Ratios to Average Net
  Assets:
  Gross Expenses            2.56%           2.63%           2.75%            2.64%           2.29%
  Net Expenses              2.19%           2.15%           2.21%            2.64%           2.29%
  Net Investment Income
   (Loss)                   0.04%          (1.01%)         (1.55%)          (1.91%)         (1.35%)
 Portfolio Turnover Rate     141%            107%            117%              90%             61%
--------------------------------------------------------------------------------------------------

                                                                                     April 30, 1997
                                                                                      (Commencement
                                                                                     of Operations)
 SAFECO U.S. Value Fund                             For the Year Ended December 31   to December 31
                           ------------------------------------------------------------------------
 Class A                     2001            2000            1999             1998             1997
---------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period     $ 11.95         $ 11.94         $ 11.93         $ 11.18           $ 10.00
 Income (Loss) From
  Investment Operations
  Net Investment Income      0.11            0.10            0.03            0.05              0.08
  Net Realized and
   Unrealized Gain (Loss)
   on Investments           (0.70)           0.01            0.54            1.27              1.65
                          -------         -------         -------         -------           -------
  Total from Investment
   Operations               (0.59)           0.11            0.57            1.32              1.73
 Less Distributions
  Dividends from Net
   Investment Income        (0.11)          (0.10)          (0.06)          (0.05)            (0.08)
  Distributions from
   Realized Gains               -               -           (0.50)          (0.52)            (0.47)
                          -------         -------         -------         -------           -------
   Total Distributions      (0.11)          (0.10)          (0.56)          (0.57)            (0.55)
                          -------         -------         -------         -------           -------
 Net Asset Value at End
  of Period               $ 11.25         $ 11.95         $ 11.94         $ 11.93           $ 11.18
                          =======         =======         =======         =======           =======
 Total Return+             (4.96%)          0.97%           4.74%          11.79%            17.24%*
 Net Assets at End of
  Period (000's)          $   336         $   299         $   331         $   210           $   133
 Ratios to Average Net
  Assets:
  Gross Expenses            2.30%           2.26%           2.02%           2.07%             1.48%**
  Net Expenses              1.35%           1.35%           1.40%           2.07%             1.48%**
  Net Investment Income     0.96%           0.89%           0.66%           0.18%            1.03%**
 Portfolio Turnover Rate      39%             45%             52%             55%              36%**
--------------------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)


                                                                                                    April 30, 1997
                                                                                                     (Commencement
                                                                                                 of Operations) to
SAFECO U.S. Value Fund                                      For the Year Ended December 31             December 31
                                                      ------------------------------------------------------------
Class B                                                 2001      2000      1999      1998                    1997
------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                $11.89    $11.88    $11.91    $11.18                  $10.00
Income (Loss) From Investment Operations
 Net Investment Income (Loss)                           0.02      0.02     (0.01)    (0.03)                   0.02
 Net Realized and Unrealized Gain (Loss)
   on Investments                                      (0.69)     0.01      0.48      1.28                    1.65
                                                      ------    ------    ------    ------                  ------
 Total from Investment Operations                      (0.67)     0.03      0.47      1.25                    1.67
Less Distributions
 Dividends from Net Investment Income                  (0.02)    (0.02)        -         -                   (0.02)
 Distributions from Realized Gains                         -         -     (0.50)    (0.52)                  (0.47)
                                                      ------    ------    ------    ------                  ------
  Total Distributions                                  (0.02)    (0.02)    (0.50)    (0.52)                  (0.49)
                                                      ------    ------    ------    ------                  ------
Net Asset Value at End of Period                      $11.20    $11.89    $11.88    $11.91                  $11.18
                                                      ======    ======    ======    ======                  ======
Total Return+                                         (5.65%)    0.24%     3.92%    11.18%                  16.63%*
Net Assets at End of Period (000's)                   $  551    $  567    $  747    $  628                  $  221
Ratios to Average Net Assets:
 Gross Expenses                                        2.98%     2.86%     2.73%     2.59%                   2.29%**
 Net Expenses                                          2.10%     2.10%     2.18%     2.59%                   2.29%**
 Net Investment Income (Loss)                          0.21%     0.14%    (0.10%)   (0.35%)                  0.20%**
Portfolio Turnover Rate                                  39%       45%       52%       55%                     36%**
------------------------------------------------------------------------------------------------------------------

                                                           Class A                 Class B                 Class C
                                             ---------------------------------------------------------------------
                                             From October 31, 2001   From October 31, 2001   From October 31, 2001
                                                     (Commencement           (Commencement           (Commencement
                                                    of Operations)          of Operations)          of Operations)
SAFECO Small Company Growth Fund                    to December 31          to December 31          to December 31
                                             ---------------------------------------------------------------------
                                                              2001                    2001                    2001
------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                      $10.00                  $10.00                  $10.00
Income (Loss) From Investment Operations
 Net Investment Loss                                         (0.03)                  (0.04)                  (0.04)
 Net Realized and Unrealized Gain on
  Investments                                                 1.34                    1.34                    1.34
                                                            ------                  ------                  ------
 Total from Investment Operations                             1.31                    1.30                    1.30
                                                            ------                  ------                  ------
Net Asset Value at End of Period                            $11.31                  $11.30                  $11.30
                                                            ======                  ======                  ======
Total Return+                                               13.10%*                 13.00%*                 13.00%*
Net Assets at End of Period (000's)                         $1,137                  $1,129                  $1,130
Ratios to Average Net Assets:
 Gross Expenses**                                            4.79%                   5.54%                   5.54%
 Net Expenses**                                              1.85%                   2.60%                   2.60%
 Net Investment Income (Loss)**                             (1.45%)                 (2.20%)                 (2.20%)
Portfolio Turnover Rate**                                      43%                     43%                     43%
------------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                                       Class A                  Class B                  Class C
                         -----------------------------------------------------------------------
                         From October 31, 2001    From October 31, 2001    From October 31, 2001
                                 (Commencement            (Commencement            (Commencement
 SAFECO U.S. Growth             of Operations)           of Operations)           of Operations)
 Fund                           to December 31           to December 31           to December 31
                         -----------------------------------------------------------------------
                                          2001                     2001                     2001
------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period                   $10.00                   $10.00                   $10.00
 Income (Loss) From
  Investment Operations
   Net Investment Loss                   (0.01)                   (0.02)                   (0.02)
   Net Realized and
    Unrealized Gain on
    Investments                           0.64                     0.64                     0.64
                                        ------                   ------                   ------
   Total from Investment
    Operations                            0.63                     0.62                     0.62
                                        ------                   ------                   ------
 Net Asset Value at End
  of Period                             $10.63                   $10.62                   $10.62
                                        ======                   ======                   ======
 Total Return+                           6.30%*                   6.20%*                   6.20%*
 Net Assets at End of
  Period (000's)                        $1,074                   $1,062                   $1,062
 Ratios to Average Net
  Assets:
   Gross Expenses**                      4.54%                    5.29%                    5.29%
   Net Expenses**                        1.65%                    2.40%                    2.40%
   Net Investment Income
    (Loss)**                            (0.50%)                  (1.25%)                  (1.25%)
 Portfolio Turnover
  Rate**                                    2%                       2%                       2%
------------------------------------------------------------------------------------------------

                                                                                    Eleven-Month
 SAFECO High-Yield Bond                                                             Period Ended
 Fund                                            For the Year Ended December 31    December 31++
                                   -------------------------------------------------------------
 Class A                              2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period              $  7.26      $  8.38      $  8.78      $  9.12        $  8.83
 Income From Investment
  Operations
   Net Investment Income              0.60         0.66         0.69         0.72           0.69
   Net Realized and
    Unrealized Gain (Loss) on
    Investments                      (0.75)       (1.12)       (0.40)       (0.34)          0.29
                                   -------      -------      -------      -------        -------
   Total from Investment
    Operations                       (0.15)       (0.46)        0.29         0.38           0.98
 Less Distributions
   Dividends from Net
    Investment Income                (0.60)       (0.66)       (0.69)       (0.72)         (0.69)
                                   -------      -------      -------      -------        -------
 Net Asset Value at End of
  Period                           $  6.51      $  7.26      $  8.38      $  8.78        $  9.12
                                   =======      =======      =======      =======        =======
 Total Return+                      (2.29%)      (5.75%)       3.52%        4.32%         12.49%*
 Net Assets at End of
  Period (000's)                   $ 1,086      $ 1,144      $ 1,583      $ 2,964        $   259
 Ratios to Average Net
  Assets:
   Gross Expenses                    1.45%        1.56%        1.35%        1.12%          1.10%**
   Net Expenses                      1.32%        1.30%        1.18%        1.12%          1.10%**
   Net Investment Income             8.39%        8.38%        8.01%        8.11%          7.65%**
 Portfolio Turnover Rate              185%          45%          71%          64%            85%**
------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A shares) through December 31, 1997.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                                                                          Eleven-Month
 SAFECO High-Yield Bond Fund                                              Period Ended
                                         For the Year Ended December 31  December 31++
                             ---------------------------------------------------------
 Class B                          2001            2000     1999    1998           1997
--------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $  7.25         $  8.38   $ 8.78  $ 9.12        $  8.83
 Income from Investment
  Operations
   Net Investment Income          0.55            0.60     0.63    0.64           0.63
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.74)          (1.13)   (0.40)  (0.34)          0.29
                                -------         -------   ------  ------        -------
   Total from Investment
    Operations                   (0.19)          (0.53)    0.23    0.30           0.92
 Less Distributions
   Dividends from Net
    Investment Income            (0.55)          (0.60)   (0.63)  (0.64)         (0.63)
                               -------         -------   ------  ------        -------
 Net Asset Value at End
  of Period                    $  6.51         $  7.25   $ 8.38  $ 8.78        $  9.12
                               =======         =======   ======  ======        =======
 Total Return+                  (2.88%)         (2.52%)   2.73%   3.39%         11.77%*
 Net Assets at End of
  Period (000's)               $   920         $   995   $1,599  $1,381        $   355
 Ratios to Average Net
  Assets:
   Gross Expenses                2.31%           2.35%    2.19%   2.06%          1.81%**
   Net Expenses                  2.06%           2.05%    1.97%   2.06%          1.81%**
   Net Investment Income         7.86%           7.73%    7.34%   7.15%          6.87%**
 Portfolio Turnover Rate          185%             45%      71%     64%            85%**
--------------------------------------------------------------------------------------
                              For the     Eight-Month
 SAFECO High-Yield Bond    Year Ended    Period Ended
 Fund                     December 31  December 31+++
                          ---------------------------
 Class C                         2001            2000
-----------------------------------------------------
 Net Asset Value at
  Beginning of Period         $  7.26         $  7.90
 Income from Investment
  Operations
   Net Investment Income         0.55            0.39
   Net Realized and
    Unrealized Gain (Loss)
    on Investments              (0.74)          (0.64)
                               -------         -------
   Total from Investment
    Operations                  (0.19)          (0.25)
 Less Distributions
   Dividends from Net
    Investment Income           (0.55)          (0.39)
                              -------         -------
 Net Asset Value at End
  of Period                   $  6.52         $  7.26
                              =======         =======
 Total Return+                 (2.86%)         (3.25%)*
 Net Assets at End of
  Period (000's)              $    87         $    92
 Ratios to Average Net
  Assets:
   Gross Expenses               2.15%           2.04%**
   Net Expenses                 2.06%           2.04%**
   Net Investment Income        7.88%           7.61%**
 Portfolio Turnover Rate         185%             45%**
-------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from January 31, 1997 (initial issue date of Class B shares) through December 31, 1997.
+++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Intermediate-Term
 U.S. Treasury Fund                               For the Year Ended December 31
                                        ----------------------------------------
 Class A                                  2001     2000     1999    1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                $10.50  $ 10.00  $ 10.75  $10.35  $10.11
 Income From Investment Operations
   Net Investment Income                  0.46*    0.52     0.51    0.52    0.55
   Net Realized and Unrealized Gain
    (Loss) on Investments                 0.13     0.50    (0.75)   0.40    0.24
                                        ------  -------  -------  ------  ------
     Total from Investment Operations     0.59     1.02    (0.24)   0.92    0.79
 Less Distributions
   Dividends from Net Investment Income  (0.47)   (0.52)   (0.51)  (0.52)  (0.55)
                                        ------  -------  -------  ------  ------
 Net Asset Value at End of Period       $10.62  $ 10.50  $ 10.00  $10.75  $10.35
                                        ======  =======  =======  ======  ======
 Total Return+                           5.70%   10.56%   (2.26%)  9.08%   8.03%
 Net Assets at End of Period (000's)    $1,580  $ 1,008  $   958  $  833  $  365
 Ratios to Average Net Assets:
   Gross Expenses                        1.48%    1.59%    1.49%   1.40%   1.32%
   Net Expenses                          1.20%    1.20%    1.21%   1.40%   1.32%
   Net Investment Income                 4.26%*   5.21%    4.97%   4.84%   5.36%
 Portfolio Turnover Rate                   74%     199%      14%      3%     82%
--------------------------------------------------------------------------------
 SAFECO Intermediate-Term
 U.S. Treasury Fund                               For the Year Ended December 31
                                        ----------------------------------------
 Class B                                  2001     2000     1999    1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                $10.49  $  9.99  $ 10.74  $10.35  $10.12
 Income From Investment Operations
   Net Investment Income                  0.38*    0.45     0.43    0.45    0.48
   Net Realized and Unrealized Gain
    (Loss) on Investments                 0.14     0.50    (0.75)   0.39    0.23
                                        ------  -------  -------  ------  ------
     Total from Investment Operations     0.52     0.95    (0.32)   0.84    0.71
 Less Distributions
   Dividends from Net Investment Income  (0.39)   (0.45)   (0.43)  (0.45)  (0.48)
                                        ------  -------  -------  ------  ------
 Net Asset Value at End of Period       $10.62  $ 10.49  $  9.99  $10.74  $10.35
                                        ======  =======  =======  ======  ======
 Total Return+                           5.01%    9.78%   (2.97%)  8.30%   7.27%
 Net Assets at End of Period (000's)    $  867  $   732  $   786  $  788  $  432
 Ratios to Average Net Assets:
   Gross Expenses                        2.27%    2.36%    2.27%   2.00%   1.87%
   Net Expenses                          1.95%    1.95%    1.96%   2.00%   1.87%
   Net Investment Income                 3.54%*   4.49%    4.20%   4.28%   4.78%
 Portfolio Turnover Rate                   74%     199%      14%      3%     82%
--------------------------------------------------------------------------------

 * Net Investment Income includes $(0.01) for both Classes A and B and the Ratio of Net Investment Income includes (0.16%) and (0.14%) for Class A and B, respectively, which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

                                   Class A                      Class B
                          -------------------------------------------------------
                              For the    Eight-Month       For the    Eight-Month
                           Year Ended   Period Ended    Year Ended   Period Ended
 SAFECO GNMA Fund         December 31  December 31++   December 31  December 31++
                          -------------------------------------------------------
                                 2001           2000          2001           2000
---------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $9.35          $9.01         $9.36          $9.01
 Income From Investment
  Operations
   Net Investment Income         0.52           0.36          0.45           0.25
   Net Realized and Unrealized
    Gain on Investments          0.12           0.34          0.11           0.35
                                -----          -----         -----          -----
   Total from Investment
    Operations                   0.64           0.70          0.56           0.60
 Less Distributions
   Dividends from Net
    Investment Income           (0.52)         (0.36)        (0.45)         (0.25)
                                -----          -----         -----          -----
 Net Asset Value at End
  of Period                     $9.47          $9.35         $9.47          $9.36
                                =====          =====         =====          =====
 Total Return+                  7.02%          8.03%*        6.10%          7.61%*
 Net Assets at End of
  Period (000's)                $ 266          $ 105         $ 189          $ 139
 Ratios to Average Net
  Assets:
   Gross Expenses               1.47%          1.27%**       2.14%          1.99%**
   Net Expenses                 1.20%          1.20%**       1.95%          1.95%**
   Net Investment Income        5.44%          5.97%**       4.74%          5.22%**
 Portfolio Turnover Rate          63%           160%**         63%           160%**
---------------------------------------------------------------------------------

 SAFECO Managed Bond Fund                        For the Year Ended December 31
                        -------------------------------------------------------
 Class A                                     2001    2000    1999   1998   1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of Period    $ 8.29  $ 7.90  $ 8.65  $8.60  $8.35
 Income From Investment Operations
   Net Investment Income                     0.43    0.46    0.39   0.37   0.39
   Net Realized and Unrealized Gain (Loss)
    on Investments                           0.11    0.39   (0.75)  0.30   0.25
                                           ------  ------  ------  -----  -----
   Total from Investment Operations          0.54    0.85   (0.36)  0.67   0.64
 Less Distributions
   Dividends from Net Investment Income     (0.43)  (0.46)  (0.39) (0.37) (0.39)
   Distributions from Realized Gains            -       -       -  (0.25)     -
                                           ------  ------  ------  -----  -----
   Total Distributions                      (0.43)  (0.46)  (0.39) (0.62) (0.39)
                                           ------  ------  ------  -----  -----
 Net Asset Value at End of Period          $ 8.40  $ 8.29  $ 7.90  $8.65  $8.60
                                           ======  ======  ======  =====  =====
 Total Return+                              6.69%  11.19%  (4.24%) 7.87%  7.78%
 Net Assets at End of Period (000's)       $1,092  $  539  $  573  $ 295  $ 146
 Ratios to Average Net Assets:
   Gross Expenses                           1.97%   2.07%   1.87%  1.86%  1.45%
   Net Expenses                             1.15%   1.15%   1.21%  1.86%  1.45%
   Net Investment Income                    5.12%   5.80%   4.79%  4.09%  4.68%
 Portfolio Turnover Rate                     126%    102%    147%   133%   177%
-------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A and B shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Managed Bond Fund                          For the Year Ended December 31
                                          --------------------------------------
Class B                                     2001    2000    1999    1998    1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $ 8.28  $ 7.89  $ 8.64  $ 8.60  $ 8.35
Income From Investment Operations
  Net Investment Income                     0.37    0.40    0.32    0.28    0.32
  Net Realized and Unrealized Gain
   (Loss) on Investments                    0.12    0.39   (0.75)   0.29    0.25
                                          ------  ------  ------  ------  ------
  Total from Investment Operations          0.49    0.79   (0.43)   0.57    0.57
Less Distributions
  Dividends from Net Investment Income     (0.37)  (0.40)  (0.32)  (0.28)  (0.32)
  Distributions from Realized Gains            -       -       -   (0.25)      -
                                          ------  ------  ------  ------  ------
  Total Distributions                      (0.37)  (0.40)  (0.32)  (0.53)  (0.32)
                                          ------  ------  ------  ------  ------
Net Asset Value at End of Period          $ 8.40  $ 8.28  $ 7.89  $ 8.64  $ 8.60
                                          ======  ======  ======  ======  ======
Total Return+                               6.03%  10.39%  (4.98%)  6.67%   6.91%
Net Assets at End of Period (000's)       $  915  $  746  $  924  $  523  $  120
Ratios to Average Net Assets:
  Gross Expenses                            2.76%   2.79%   2.61%   2.89%   2.23%
  Net Expenses                              1.90%   1.90%   1.94%   2.89%   2.23%
  Net Investment Income                     4.40%   5.08%   4.02%   3.07%   3.79%
Portfolio Turnover Rate                      126%    102%    147%    133%    177%
---------------------------------------------------------------------------------

SAFECO California Tax-Free Income Fund            For the Year Ended December 31
                                          --------------------------------------
Class A                                     2001    2000    1999    1998    1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $12.50  $11.05  $12.74  $12.94  $12.23
Income From Investment Operations
  Net Investment Income                     0.58*   0.53    0.52    0.55    0.58
  Net Realized and Unrealized Gain
   (Loss) on Investments                   (0.11)   1.45   (1.69)   0.17    0.76
                                          ------  ------  ------  ------  ------
  Total from Investment Operations          0.47    1.98   (1.17)   0.72    1.34
Less Distributions
  Dividends from Net Investment Income     (0.57)  (0.53)  (0.52)  (0.55)  (0.58)
  Distributions from Realized Gains            -       -       -   (0.37)  (0.05)
                                          ------  ------  ------  ------  ------
  Total Distributions                      (0.57)  (0.53)  (0.52)  (0.92)  (0.63)
                                          ------  ------  ------  ------  ------
Net Asset Value at End of Period          $12.40  $12.50  $11.05  $12.74  $12.94
                                          ======  ======  ======  ======  ======
Total Return+                               3.82%  18.41%  (9.41%)  5.73%  11.29%
Net Assets at End of Period (000's)       $  645  $  675  $  740  $  678  $  460
Ratios to Average Net Assets:
  Expenses                                  1.06%   1.05%   1.07%   1.04%   0.91%
  Net Investment Income                     4.66%*  4.62%   4.36%   4.25%   4.52%
Portfolio Turnover Rate                       32%     26%     25%     39%     10%
---------------------------------------------------------------------------------

* Net Investment Income includes $0.01 and the Ratio of Net Investment Income includes 0.11% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO California Tax-Free Income
 Fund                                            For the Year Ended December 31
                                      -----------------------------------------
 Class B                                2001      2000     1999    1998    1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                              $12.49   $ 11.04  $ 12.73  $12.93  $12.22
 Income from Investment Operations
   Net Investment Income                0.49*     0.45     0.43    0.46    0.48
   Net Realized and Unrealized Gain
    (Loss) on Investments              (0.11)     1.45    (1.69)   0.17    0.76
                                      ------   -------  -------  ------  ------
   Total from Investment Operations     0.38      1.90    (1.26)   0.63    1.24
 Less Distributions
   Dividends from Net Investment
    Income                             (0.48)    (0.45)   (0.43)  (0.46)  (0.48)
   Distributions from Realized Gains       -         -        -   (0.37)  (0.05)
                                      ------   -------  -------  ------  ------
   Total Distributions                 (0.48)    (0.45)   (0.43)  (0.83)  (0.53)
                                      ------   -------  -------  ------  ------
 Net Asset Value at End of Period     $12.39   $ 12.49  $ 11.04  $12.73  $12.93
                                      ======   =======  =======  ======  ======
 Total Return+                         3.02%    17.63%  (10.07%)  4.98%  10.46%
 Net Assets at End of Period (000's)  $1,613   $ 1,176  $   799  $  927  $  501
 Ratios to Average Net Assets:
   Expenses                            1.80%     1.72%    1.80%   1.76%   1.63%
   Net Investment Income               3.97%*    3.88%    3.63%   3.45%   3.71%
 Portfolio Turnover Rate                 32%       26%      25%     39%     10%
-------------------------------------------------------------------------------
 SAFECO Municipal Bond Fund                      For the Year Ended December 31
                                      -----------------------------------------
 Class A                                2001      2000     1999    1998    1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                              $13.97   $ 12.90  $ 14.45  $14.53  $13.99
 Income from Investment Operations
   Net Investment Income                0.66**    0.65     0.64    0.66    0.68
   Net Realized and Unrealized Gain
    (Loss) on Investments               0.02      1.07    (1.55)   0.16    0.70
                                      ------   -------  -------  ------  ------
   Total from Investment Operations     0.68      1.72    (0.91)   0.82    1.38
 Less Distributions
   Dividends from Net Investment
    Income                             (0.64)    (0.65)   (0.64)  (0.66)  (0.68)
   Distributions from Realized Gains   (0.03)        -        -   (0.24)  (0.16)
                                      ------   -------  -------  ------  ------
   Total Distributions                 (0.67)    (0.65)   (0.64)  (0.90)  (0.84)
                                      ------   -------  -------  ------  ------
 Net Asset Value at End of Period     $13.98   $ 13.97  $ 12.90  $14.45  $14.53
                                      ======   =======  =======  ======  ======
 Total Return+                         4.92%    13.76%   (6.47%)  5.75%  10.17%
 Net Assets at End of Period (000's)  $1,273   $ 1,052  $   929  $  946  $  390
 Ratios to Average Net Assets:
   Expenses                            0.98%     0.97%    0.98%   0.98%   0.95%
   Net Investment Income               4.63%**   4.96%    4.66%   4.51%   4.86%
 Portfolio Turnover Rate                  9%       32%      17%     21%     14%
-------------------------------------------------------------------------------

  * Net investment income includes $0.01 for and the Ratio of Net Investment Income includes 0.14% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
 ** Net Investment Income includes $0.02 for and the Ratio of Net Investment
    Income includes 0.13% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Municipal Bond Fund                   For the Year Ended December 31
                                        ----------------------------------------
 Class B                                  2001     2000     1999    1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                $13.94  $ 12.88  $ 14.43  $14.52  $13.98
 Income from Investment Operations
   Net Investment Income                  0.55*    0.56     0.54    0.57    0.60
   Net Realized and Unrealized Gain
    (Loss) on Investments                 0.02     1.06    (1.55)   0.15    0.70
                                        ------  -------  -------  ------  ------
   Total from Investment Operations       0.57     1.62    (1.01)   0.72    1.30
 Less Distributions
   Dividends from Net Investment Income  (0.53)   (0.56)   (0.54)  (0.57)  (0.60)
   Distributions from Realized Gains     (0.03)       -        -   (0.24)  (0.16)
                                        ------  -------  -------  ------  ------
   Total Distributions                   (0.56)   (0.56)   (0.54)  (0.81)  (0.76)
                                        ------  -------  -------  ------  ------
 Net Asset Value at End of Period       $13.95  $ 13.94  $ 12.88  $14.43  $14.52
                                        ======  =======  =======  ======  ======
 Total Return+                           4.14%   12.87%   (7.14%)  5.08%   9.56%
 Net Assets at End of Period (000's)    $1,236  $   686  $ 1,322  $1,375  $  502
 Ratios to Average Net Assets:
   Expenses                              1.73%    1.71%    1.70%   1.61%   1.53%
   Net investment income                 3.87%*   4.24%    3.94%   3.89%   4.22%
 Portfolio Turnover Rate                    9%      32%      17%     21%     14%
--------------------------------------------------------------------------------
 SAFECO Money Market Fund                     For the Year Ended December 31
                                        ----------------------------------------
 Class A                                  2001     2000     1999    1998    1997
--------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                $ 1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
 Income from Investment Operations
   Net Investment Income                  0.04     0.06     0.05    0.05    0.05
 Less Distributions                      (0.04)   (0.06)   (0.05)  (0.05)  (0.05)
                                        ------  -------  -------  ------  ------
 Net Asset Value at End of Period       $ 1.00  $  1.00  $  1.00  $ 1.00  $ 1.00
                                        ======  =======  =======  ======  ======
 Total Return                            3.75%    5.91%    4.64%   4.92%   4.97%
 Net Assets at End of Period (000's)    $5,193  $ 4,532  $ 3,554  $2,186  $  537
 Ratios to Average Net Assets:
   Gross Expenses                        0.99%    1.04%    1.00%   0.92%   0.72%
   Net Expenses                          0.80%    0.80%    0.80%   0.92%   0.72%
   Net Investment Income                 3.68%    5.88%    4.60%   4.87%   4.91%
--------------------------------------------------------------------------------

* Net Investment Income includes $0.02 for and the Ratio of Net Investment Income includes 0.15% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Money Market Fund                         For the Year Ended December 31
                                           ------------------------------------
Class B                                      2001    2000    1999   1998   1997
-------------------------------------------------------------------------------
Net Asset Value at Beginning of Period     $ 1.00   $1.00   $1.00  $1.00  $1.00
Income from Investment Operations
 Net Investment Income                       0.04    0.06    0.05   0.05   0.05
Less Distributions                          (0.04)  (0.06)  (0.05) (0.05) (0.05)
                                           ------   -----   -----  -----  -----
Net Asset Value at End of Period           $ 1.00   $1.00   $1.00  $1.00  $1.00
                                           ======   =====   =====  =====  =====
Total Return                                3.75%   5.93%   4.65%  4.76%  4.94%
Net Assets at End of Period (000's)        $1,192   $ 742   $ 979  $ 670  $ 414
Ratios to Average Net Assets:
 Gross Expenses                             1.00%   1.13%   1.08%  1.05%  0.78%
 Net Expenses                               0.80%   0.80%   0.82%  1.05%  0.78%
 Net Investment Income                      3.61%   5.78%   4.56%  4.71%  4.85%
-------------------------------------------------------------------------------
                                                                       For the
                                                        For the    Eight Month
                                                     Year Ended   Period Ended
SAFECO Money Market Fund                            December 31  December 31++
                                                    --------------------------
Class C                                                    2001           2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                   $ 1.00          $1.00
Income from Investment Operations
 Net Investment Income                                     0.04           0.04
Less Distributions                                        (0.04)         (0.04)
                                                         ------          -----
Net Asset Value at End of Period                         $ 1.00          $1.00
                                                         ======          =====
Total Return                                              3.75%          4.08%*
Net Assets at End of Period (000's)                      $  112          $ 100
Ratios to Average Net Assets:
 Gross Expenses                                           0.88%          0.98%**
 Net Expenses                                             0.80%          0.80%**
 Net Investment Income                                    3.64%          5.93%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Notes to Financial Statements

1. GENERAL

This financial report is on the 17 SAFECO Mutual Funds that issue Class A, B and C shares. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

  SAFECO Common Stock Trust
    SAFECO Growth Opportunities Fund
    SAFECO Equity Fund
    SAFECO Dividend Income Fund
    SAFECO Northwest Fund
    SAFECO Balanced Fund
    SAFECO International Stock Fund
    SAFECO Small Company Value Fund
    SAFECO U.S. Value Fund
    SAFECO Small Company Growth Fund
    SAFECO U.S. Growth Fund

  SAFECO Taxable Bond Trust
    SAFECO High-Yield Bond Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund

  SAFECO Managed Bond Trust
    SAFECO Managed Bond Fund

  SAFECO Tax-Exempt Bond Trust
    SAFECO Municipal Bond Fund
    SAFECO California Tax-Free Income Fund

  SAFECO Money Market Trust
    SAFECO Money Market Fund

The Funds offer up to four classes of shares:

  * No-Load shares--sold directly to shareholders with no associated sales charges.

  * Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the sixth anniversary of issuance.

In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements

net assets of each class. Under the Plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. All other temporary investments purchased at par are valued at cost. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

Securities Lending. The Common Stock Trust (excluding the International Stock, Small Company Growth and the U.S. Growth Funds), High-Yield Bond, Intermediate-Term U.S. Treasury and the Managed Bond Funds may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Funds will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower is required to return to the Fund securities identical to the loaned securities. The Funds may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date.

Notes to Financial Statements

As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

Income Recognition. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments daily.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revision of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and requires investment companies to amortize premiums and discounts on fixed-income securities using the interest method. For tax purposes, the Funds currently amortize premiums and discounts on fixed-income securities as noted above. Effective January 1, 2001, the Funds were required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts for book purposes. The adjustment resulting from this change in accounting policy did not impact total net assets. For the Balanced, High-Yield and GNMA Funds, net investment income was decreased by $2,224, $47,161 and $7,431, respectively, with a corresponding increase to unrealized appreciation. For the Intermediate-Term U.S. Treasury Fund, net investment income was increased by $4,851 with a corresponding decrease to unrealized appreciation.

Redemption Fees. Effective October 1, 2001, shares held in the International Stock Fund less than 90 days are subject to an early redemption fee equal to 2% of the proceeds of the redeemed shares. These fees, which are retained by the Fund, are accounted for as an addition to paid in capital for book purposes and ordinary income for tax purposes.

Dividends and Distributions to Shareholders. For the Growth, Northwest, International Stock, Small Company Value, Small Company Growth, and U.S. Growth Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for Funds in the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders in December and March. Distributions to Shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable it to pay dividends which, for shareholders, are exempt from Federal

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements

income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the year or period ended December 31, 2001:

   (In Thousands)                        Purchases    Sales
  ---------------------------------------------------------
   Growth Opportunities Fund             $572,877  $455,056
   Equity Fund                            370,462   578,895
   Dividend Income Fund                   107,855   129,478
   Northwest Fund                          51,676    64,523
   International Stock Fund                46,950    50,750
   Balanced Fund                           14,028    13,563
   Small Company Value Fund                42,224    38,810
   U.S. Value Fund                          3,681     3,427
   Small Company Growth Fund                6,801     2,027
   U.S. Growth Fund                         5,218       129
   High-Yield Bond Fund                   100,794   101,013
   Intermediate-Term U.S. Treasury Fund    19,434    16,385
   GNMA Fund                               33,753    27,082
   Managed Bond Fund                       12,330    10,363
   California Tax-Free Income Fund         29,290    41,765
   Municipal Bond Fund                     59,146    50,200
  ---------------------------------------------------------

  Purchases include $2,888, $16,456 and $4,582 of U.S. Government securities in the Balanced, Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

  Sales include $4,293, $15,931 and $5,071 of U.S. Government securities in the Balanced, Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

4. FUND MERGER

The SAFECO Insured Municipal Bond Fund ceased operation effective May 4, 2001. The assets of the Insured Municipal Bond Fund were merged into the assets of the Municipal Bond Fund. This was accomplished by a tax-free exchange of 1,462,000 shares of the Municipal Bond Fund valued at $13.93 per share for the net assets of the Insured Municipal Bond Fund, which aggregated $20,372,000, including $1,139,000 of unrealized appreciation and $696,000 in accumulated net realized loss. The net assets of Municipal Bond Fund before the merger were $508,620,000 and the combined net assets of the Municipal Bond Fund immediately after the merger were $528,992,000.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements


5. PORTFOLIO SECURITIES LOANED

At December 31, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                                 Fair Value
                              of Securities Collateral
   (In Thousands)                   on Loan   Received
  ----------------------------------------------------
   Growth Opportunities Fund    $176,896     $185,315
   Equity Fund                     8,303        8,697
   Dividend Income Fund            5,542        5,783
   Northwest Fund                 17,874       18,963
   Balanced Fund                   3,287        3,408
   Small Company Value Fund        6,437        6,706
   U.S. Value Fund                 1,700        1,771
   High-Yield Bond Fund            8,616        8,894
   Managed Bond Fund                 333          341
  ----------------------------------------------------

6. COMMITMENTS

At December 31, 2001, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

   (In Thousands)
                                                     U.S. Dollar
              Currency   In Exchange   Settlement    Value as of     Unrealized
       to be Delivered           For         Date   Dec 31, 2001   Appreciation
  -----------------------------------------------------------------------------
   27,146 Japanese Yen          $222      1/10/02           $207            $15
   33,110 Japanese Yen           268      1/28/02            254             14
   16,646 Japanese Yen           132      2/23/02            127              5
   14,781 Japanese Yen           195      2/19/02            190              5
                                ----                        ----            ---
                                $817                        $778            $39
                                ====                        ====            ===

7. NET INVESTMENT LOSS

The Growth Opportunities, Northwest, Small Company Growth and U.S. Growth Funds had net investment losses for the year ended December 31, 2001. For the Growth Opportunities and the Northwest Funds, these amounts were recorded as a reduction to paid in capital. For the Small Company Growth and U.S. Growth Funds, these amounts were netted against short-term capital gains.

Notes to Financial Statements

8. INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 2001.

                                                                              Market Value
                                                                             of Affiliates
                         Shares at                       Shares at                      at
                         Beginning                             End            December 31,
(In Thousands)           of Period Additions Reductions  of Period Dividends          2001
------------------------------------------------------------------------------------------
SAFECO Growth
Opportunities Fund
 American Healthways,
 Inc.                          553         -       (553)         -        -       $      -
 Concepts Direct, Inc.         480         -          -        480        -            767
 Conceptus, Inc.             1,222       196          -      1,418        -         33,474
 Elizabeth Arden, Inc.*        918        26       (215)       729        -              -
 Endocare, Inc.                806       309        (43)     1,072        -         19,225
 FTI Consulting, Inc.*         650         -       (559)        91        -              -
 Harold's Stores, Inc.         542         -          -        542        -            678
 Lifeline Systems, Inc.*       561         -       (385)       176        -              -
 Matria Healthcare, Inc.       550       107          -        657        -         22,772
 MICROS Systems, Inc.        1,269         -       (219)     1,050        -         26,358
 Nastech Pharmaceutical
 Co., Inc.                       -       835          -        835        -         12,943
 NCO Group, Inc.             2,201         -        (97)     2,104        -         48,180
 North American
 Scientific, Inc.              821       132          -        953        -         12,773
 Physiometrix, Inc.            314       176          -        490        -          1,069
 PLATO Learning, Inc.          450       691        (47)     1,094        -         18,169
 PolyMedica Corp.              745       453          -      1,198        -         19,882
 Prime Medical Services,
 Inc.                        1,226         -          -      1,226        -          5,935
 Private Business, Inc.*       260         -        (24)       236        -              -
 Provell, Inc.                 662         -          -        662        -          1,086
 Rent-Way, Inc.              2,162       534          -      2,696        -         16,147
 Res-Care, Inc.*             1,249         -       (178)     1,071        -              -
 RMH Teleservices, Inc           -     1,037          -      1,037        -         19,810
 Serologicals Corp.*         2,065         -       (892)     1,173        -              -
 SpectRx, Inc.                   -       861          -        861        -          5,941
 Sphinx International,
 Inc.                          832         -          -        832        -            832
 TRM Copy Centers Corp.        710         -          -        710        -            959
 Wet Seal, Inc. (Class
 A)                            543         -       (543)         -        -              -
                                                                                  --------
                                                                                  $267,000
                                                                                  ========
SAFECO Small Company
Value Fund
 International Aircraft
 Investors, Inc.               187         -          -        187        -       $    288
                                                                                  ========
------------------------------------------------------------------------------------------

* Company was not an affiliate at the end of the period.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements

9. COMPONENTS OF ACCUMULATED UNDISTRIBUTED INCOME (LOSS) AND DISTRIBUTABLE EARNINGS

At December 31, 2001, accumulated undistributed income (loss) was as follows:

                                       Growth    Equity       Dividend      Northwest
   (In Thousands)          Opportunities Fund      Fund    Income Fund           Fund
  ------------------------------------------------------------------------------------
   Gross Unrealized
   Appreciation on
   Investments                      $ 255,341  $382,975       $ 41,696       $ 29,188

   Gross Unrealized
   Depreciation on
   Investments                       (155,555)  (63,330)        (8,210)       (14,912)
                                    ---------  --------       --------       --------
   Net Unrealized
   Appreciation on
   Investments                         99,786   319,645         33,486         14,276
   Accumulated Realized
   Loss                               (15,611)  (30,060)          (761)        (4,691)
                                    ---------  --------       --------       --------
   Accumulated
   Undistributed Income             $  84,175  $289,585       $ 32,725       $  9,585
                                    =========  ========       ========       ========
                                International  Balanced  Small Company           U.S.
   (In Thousands)                  Stock Fund      Fund     Value Fund     Value Fund
  ------------------------------------------------------------------------------------
   Gross Unrealized
   Appreciation on
   Investments                      $   4,942  $  1,704       $  5,949       $  1,324

   Gross Unrealized
   Depreciation on
   Investments                           (840)     (747)        (2,206)          (539)
                                    ---------  --------       --------       --------
   Net Unrealized
   Appreciation on
   Investments                          4,102       957          3,743            785
   Accumulated Realized
   Loss                                (5,830)      (93)        (7,633)          (217)
                                    ---------  --------       --------       --------
   Accumulated
   Undistributed Income
   (Loss)                           $  (1,728) $    864       $ (3,890)      $    568
                                    =========  ========       ========       ========
                                                   U.S.                 Intermediate-
                                Small Company    Growth     High-Yield      Term U.S.
   (In Thousands)                 Growth Fund      Fund      Bond Fund  Treasury Fund
  ------------------------------------------------------------------------------------
   Gross Unrealized
   Appreciation on
   Investments                      $     688  $    380       $    676       $    526

   Gross Unrealized
   Depreciation on
   Investments                            (30)      (71)        (2,370)           (79)
                                    ---------  --------       --------       --------
   Net Unrealized
   Appreciation
   (Depreciation) on
   Investments                            658       309         (1,694)           447
   Accumulated
   Undistributed Net
   Investment Income
   (Loss)*                                  -         -             69            (30)
   Accumulated Realized
   Gain (Loss)                              3         4        (18,106)           (52)
                                    ---------  --------       --------       --------
   Accumulated
   Undistributed Income
   (Loss)                           $     661  $    313       $(19,731)      $    365
                                    =========  ========       ========       ========
                                                Managed     California
                                                   Bond       Tax-Free      Municipal
   (In Thousands)                   GNMA Fund      Fund    Income Fund      Bond Fund
  ------------------------------------------------------------------------------------
   Gross Unrealized
   Appreciation on
   Investments                      $   1,132  $    118       $  5,242       $ 47,897

   Gross Unrealized
   Depreciation on
   Investments                           (199)      (65)        (1,643)        (5,852)
                                    ---------  --------       --------       --------
   Net Unrealized
   Appreciation on
   Investments                            933        53          3,599         42,045

   Accumulated
   Undistributed Net
   Investment Income
   (Loss)*                                (13)        -            105            651
   Accumulated
   Undistributed Realized
   Gain (Loss)                         (2,919)     (217)           913          1,743
                                    ---------  --------       --------       --------
   Accumulated
   Undistributed Income
   (Loss)                           $  (1,999) $   (164)      $  4,617       $ 44,439
                                    =========  ========       ========       ========
  -----------------------------------------------------------------------------------

* Accumulated undistributed net investment income (loss) on a book basis is due to premium and discount amortization required on debt securities.

Notes to Financial Statements

At December 31, 2001, components of distributable earnings on a tax basis were as follows:

                                        Growth       Equity         Dividend          Northwest
   (In Thousands)           Opportunities Fund         Fund      Income Fund               Fund
  ----------------------------------------------------------------------------------------------
   Capital Loss
   Carryforward*                      $(15,014)    $(30,060)        $   (761)          $ (4,680)

   Net Unrealized
   Appreciation on
   Investments                          99,189      319,645           33,486             14,265
                                      --------     --------         --------           --------
   Distributable Earnings             $ 84,175     $289,585         $ 32,725           $  9,585
                                      ========     ========         ========           ========
                                 International     Balanced    Small Company               U.S.
   (In Thousands)                   Stock Fund         Fund       Value Fund         Value Fund
  ----------------------------------------------------------------------------------------------
   Capital Loss
   Carryforward*                      $ (3,296)    $    (93)        $ (7,479)          $   (217)

   Net Unrealized
   Appreciation on
   Investments                           1,568          957            3,589                785
                                      ========     ========         ========           ========
   Distributable Earnings             $ (1,728)    $    864         $ (3,890)          $    568
                                      ========     ========         ========           ========
                                                                              Intermediate-Term
                                 Small Company         U.S.       High-Yield      U.S. Treasury
   (In Thousands)                  Growth Fund  Growth Fund        Bond Fund               Fund
  ----------------------------------------------------------------------------------------------
   Undistributed Ordinary
   Income                             $      9     $      4         $      -           $      -

   Capital Loss
   Carryforward*                             -            -          (17,480)               (52)

   Net Unrealized
   Appreciation
   (Depreciation) on
   Investments                             652          309           (2,251)               417
                                      --------     --------         --------           --------
   Distributable Earnings             $    661     $    313         $(19,731)          $    365
                                      ========     ========         ========           ========
                                                             California Tax-
                                          GNMA      Managed      Free Income          Municipal
   (In Thousands)                         Fund    Bond Fund             Fund          Bond Fund
  ----------------------------------------------------------------------------------------------
   Undistributed Long-Term
   Capital Gains                      $      -     $      -         $    913           $  1,729

   Capital Loss
   Carryforward**                       (2,919)        (217)               -                  -

   Net Unrealized
   Appreciation on
   Investments                             920           53            3,704             42,710
                                      --------     --------         --------           --------
   Distributable Earnings             $ (1,999)    $   (164)        $  4,617           $ 44,439
                                      ========     ========         ========           ========

  Differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, and premium and discount amortization required for book purposes but not for tax purposes.

  * At December 31, 2001, the following funds had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income tax purposes, which expire as follows:

     (In Thousands)                        Amounts (000's)  Expiration Dates
    ------------------------------------------------------------------------
     Growth Opportunities Fund                      $15,014        2008-2009
     Equity Fund                                     30,060             2009
     Dividend Income Fund                               761        2008-2009
     Northwest Fund                                   4,680        2008-2009
     International Stock Fund                         3,296             2009
     Balanced Fund                                       93        2008-2009
     Small Company Value Fund                         7,479        2006-2009
     U.S. Value Fund                                    217        2008-2009
     High-Yield Bond Fund                            17,480        2008-2009
     Intermediate-Term U.S. Treasury Fund                52        2008-2009
     GNMA Fund                                        2,919        2002-2009
     Managed Bond Fund                                  217        2007-2009
    ------------------------------------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements

10. TRUST SHARE TRANSACTIONS

Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                       No-Load              Class A            Class B         Class C
                 --------------------  ------------------  ----------------  -------------
                     2001*      2000*     2001*     2000*    2001*    2000*  2001*  2000**
------------------------------------------------------------------------------------------
                                  SAFECO Growth Opportunities Fund
------------------------------------------------------------------------------------------
 Shares:
 Sales              24,208     23,371       676       586       62       74     2       6
 Reinvestments           -          -         -         -        -        -     -       -
 Redemptions       (22,338)   (29,803)     (593)     (601)     (86)    (144)    -       1
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change          1,870     (6,432)       83       (15)     (24)     (70)    2       7
                 =========  =========  ========  ========  =======  =======  ====    ====
 Amounts:
 Sales           $ 604,350  $ 550,944  $ 16,516  $ 13,809  $ 1,433  $ 1,677  $ 49    $134
 Reinvestments           -          -         -         -        -        -     -       -
 Redemptions      (535,850)  (704,195)  (13,734)  (14,084)  (1,977)  (3,316)   (2)     (5)
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change      $  68,500  $(153,251) $  2,782  $   (275) $  (544) $(1,639) $ 47    $129
                 =========  =========  ========  ========  =======  =======  ====    ====
------------------------------------------------------------------------------------------
                                         SAFECO Equity Fund
------------------------------------------------------------------------------------------
 Shares:
 Sales               4,175      8,389       516       665       82      126     3       6
 Reinvestments         321      2,273         3        78        -       29     -       -
 Redemptions       (14,836)   (31,296)   (1,942)     (722)    (178)    (342)   (1)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change        (10,340)   (20,634)   (1,423)       21      (96)    (187)    2       6
                 =========  =========  ========  ========  =======  =======  ====    ====
 Amounts:
 Sales           $  79,730  $ 193,459  $  9,977  $ 15,191  $ 1,543  $ 2,868  $ 76    $133
 Reinvestments       5,869     47,690        57     1,625        -      583     -       -
 Redemptions      (284,521)  (715,869)  (38,726)  (16,459)  (3,344)  (7,761)  (21)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change      $(198,922) $(474,720) $(28,692) $    357  $(1,801) $(4,310) $ 55    $133
                 =========  =========  ========  ========  =======  =======  ====    ====
------------------------------------------------------------------------------------------
                                    SAFECO Dividend Income Fund
------------------------------------------------------------------------------------------
 Shares:
 Sales                 412        953         6         5        4        4     1       5
 Reinvestments         137        186         1         1        1        1     -       -
 Redemptions        (1,644)    (4,146)      (13)      (44)     (18)     (36)   (1)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change         (1,095)    (3,007)       (6)      (38)     (13)     (31)    -       5
                 =========  =========  ========  ========  =======  =======  ====    ====
 Amounts:
 Sales           $   7,994  $  19,667  $    119  $    109  $    85  $    92  $ 17    $100
 Reinvestments       2,562      3,844        10        17        6       12     -       -
 Redemptions       (31,676)   (85,935)     (249)     (930)    (328)    (750)   (9)      -
                 ---------  ---------  --------  --------  -------  -------  ----    ----
 Net Change      $ (21,120) $ (62,424) $   (120) $   (804) $  (237) $  (646) $  8    $100
                 =========  =========  ========  ========  =======  =======  ====    ====
------------------------------------------------------------------------------------------

 *  For the year ended December 31.
** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Notes to Financial Statements




                      No-Load             Class A          Class B         Class C
                 -------------------  ----------------  ---------------  -------------
                     2001*     2000*    2001*    2000*    2001*   2000*  2001*  2000**
--------------------------------------------------------------------------------------
                                         SAFECO Northwest Fund
--------------------------------------------------------------------------------------
 Shares:
 Sales               1,399     2,996       71      182       49     147      1      5
 Reinvestments           -         -        -        -        -       -      -      -
 Redemptions        (1,964)   (1,760)    (110)     (57)     (44)    (27)     -     (1)
                 ---------  --------  -------  -------  -------  ------    ---   ----
 Net Change           (565)    1,236      (39)     125        5     120      1      4
                 =========  ========  =======  =======  =======  ======    ===   ====
 Amounts:
 Sales           $  25,295  $ 78,669  $ 1,340  $ 4,610  $   908  $3,629    $14   $131
 Reinvestments           -         -        -        -        -       -      -      -
 Redemptions       (35,931)  (44,313)  (2,051)  (1,322)    (783)   (656)    (5)    (6)
                 ---------  --------  -------  -------  -------  ------    ---   ----
 Net Change      $ (10,636) $ 34,356  $  (711) $ 3,288  $   125  $2,973    $ 9   $125
                 =========  ========  =======  =======  =======  ======    ===   ====
--------------------------------------------------------------------------------------
                                SAFECO International Stock Fund
--------------------------------------------------------------------------------------
 Shares:
 Sales              13,235     5,115      459      145      163      40      1      7
 Reinvestments          35        99        2        5        1       5      -      -
 Redemptions       (13,368)   (5,077)    (469)    (121)    (172)    (22)     -      -
                 ---------  --------  -------  -------  -------  ------    ---   ----
 Net Change            (98)      137       (8)      29       (8)     23      1      7
                 =========  ========  =======  =======  =======  ======    ===   ====
 Amounts:
 Sales           $ 158,423  $ 81,126  $ 5,294  $ 2,329  $ 1,954  $  639    $12   $111
 Reinvestments         366     1,402       19       71       10      72      -      -
 Redemptions      (161,176)  (80,848)  (5,450)  (1,947)  (2,059)   (337)    (3)     -
                 ---------  --------  -------  -------  -------  ------    ---   ----
 Net Change      $  (2,387) $  1,680  $  (137) $   453  $   (95) $  374    $ 9   $111
                 =========  ========  =======  =======  =======  ======    ===   ====
--------------------------------------------------------------------------------------
                                          SAFECO Balanced Fund
--------------------------------------------------------------------------------------
 Shares:
 Sales                 228       169       28       26       25      20
 Reinvestments          20        21        4        4        3       3
 Redemptions          (217)     (485)     (32)     (99)     (17)    (81)
                 ---------  --------  -------  -------  -------  ------
 Net Change             31      (295)       -      (69)      11     (58)
                 =========  ========  =======  =======  =======  ======
 Amounts:
 Sales           $   2,669  $  1,953  $   334  $   299  $   296  $  226
 Reinvestments         235       248       43       49       33      36
 Redemptions        (2,545)   (5,564)    (377)  (1,141)    (194)   (922)
                 ---------  --------  -------  -------  -------  ------
 Net Change      $     359  $ (3,363) $     -  $  (793) $   135  $ (660)
                 =========  ========  =======  =======  =======  ======
----------------------------------------------------------------------------------------

 *  For the year ended December 31.
** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements

                      No-Load            Class A         Class B
                 ------------------  ----------------  ------------
                    2001*     2000*    2001*    2000*  2001*  2000*
-------------------------------------------------------------------
                        SAFECO Small Company Value Fund
-------------------------------------------------------------------
 Shares:
 Sales              5,045     1,015      66       18       9     29
 Reinvestments         20         -       -        -       -      -
 Redemptions       (4,824)   (1,330)    (65)     (30)     (9)   (31)
                 --------  --------  ------   ------   -----  -----
 Net Change           241      (315)      1      (12)      -     (2)
                 ========  ========  ======   ======   =====  =====
 Amounts:
 Sales           $ 64,825  $ 12,628  $  835   $  220   $ 100  $ 347
 Reinvestments        273         -       6        -       -      -
 Redemptions      (61,938)  (16,582)   (815)    (364)   (106)  (380)
                 --------  --------  ------   ------   -----  -----
 Net Change      $  3,160  $ (3,954) $   26   $ (144)  $  (6) $ (33)
                 ========  ========  ======   ======   =====  =====
-------------------------------------------------------------------
                            SAFECO U.S. Value Fund
-------------------------------------------------------------------
 Shares:
 Sales                 67        59       9        7       9      8
 Reinvestments          3         3       -        1       -      -
 Redemptions          (39)     (177)     (4)     (11)     (8)   (23)
                 --------  --------  ------   ------   -----  -----
 Net Change            31      (115)      5       (3)      1    (15)
                 ========  ========  ======   ======   =====  =====
 Amounts:
 Sales           $    756  $    673  $   97   $   86   $  97  $  88
 Reinvestments         34        32       2        2       1      -
 Redemptions         (428)   (2,009)    (46)    (117)    (81)  (262)
                 --------  --------  ------   ------   -----  -----
 Net Change      $    362  $ (1,304) $   53   $  (29)  $  17  $(174)
                 ========  ========  ======   ======   =====  =====
-------------------------------------------------------------------
                 No-Load   Class A   Class B  Class C
                 --------  --------  -------  -------
                   2001**    2001**   2001**   2001**
-------------------------------------------------------------------
                   SAFECO Small Company Growth Fund
-------------------------------------------------------------------
 Shares:
 Sales                209       103     100      100
 Reinvestments          -         -       -        -
 Redemptions            -        (2)      -        -
                 --------  --------  ------   ------
 Net Change           209       101     100      100
                 ========  ========  ======   ======
 Amounts:
 Sales           $  2,096  $  1,030  $1,000   $1,000
 Reinvestments          -         -       -        -
 Redemptions            -       (24)      -        -
                 --------  --------  ------   ------
 Net Change      $  2,096  $  1,006  $1,000   $1,000
                 ========  ========  ======   ======
------------------------------------------------------------------

*   For the year ended December 31.
** For the period from October 31, 2001 (commencement of operations) through December 31, 2001.

Notes to Financial Statements


                  No-Load   Class A   Class B  Class C
                 ---------  --------  -------  -------
                     2001*     2001*    2001*    2001*
---------------------------------------------------------------------------------------
                      SAFECO U.S. Growth Fund
---------------------------------------------------------------------------------------
 Shares:
 Sales                 226       101      100     100
 Reinvestments           -         -        -       -
 Redemptions            (3)        -        -       -
                 ---------  --------  -------  ------
 Net Change            223       101      100     100
                 =========  ========  =======  ======
 Amounts:
 Sales           $   2,277  $  1,011  $ 1,000  $1,000
 Reinvestments           -         -        -       -
 Redemptions           (31)        -        -       -
                 ---------  --------  -------  ------
 Net Change      $   2,246  $  1,011  $ 1,000  $1,000
                 =========  ========  =======  ======
---------------------------------------------------------------------------------------

                      No-Load             Class A          Class B         Class C
                 -------------------  ----------------  --------------  ---------------
                    2001**    2000**   2001**   2000**  2001**  2000**  2001**  2000***
---------------------------------------------------------------------------------------
                                   SAFECO High-Yield Bond Fund
---------------------------------------------------------------------------------------
 Shares:
 Sales              15,461     5,262      809       84      15      23       2       13
 Reinvestments         503       438        9        9      10      11       -        -
 Redemptions       (15,580)   (6,895)    (809)    (125)    (21)    (88)     (1)       -
                 ---------  --------  -------  ------   -----   -----     ----     ----
 Net Change            384    (1,195)       9      (32)      4     (54)      1       13
                 =========  ========  =======  ======   =====   =====     ====     ====
 Amounts:
 Sales           $ 107,668  $ 41,024  $ 5,312   $  662   $ 108   $ 183    $ 15     $100
 Reinvestments       3,487     3,388       61       73      65      82       -        -
 Redemptions      (108,672)  (54,150)  (5,327)    (985)   (143)   (691)    (10)       -
                 ---------  --------  -------  ------   -----   -----     ----     ----
 Net Change      $  (2,483) $ (9,738) $    46   $ (250)  $  30   $(426)   $  5     $100
                 =========  ========  =======  ======   =====   =====     ====     ====
---------------------------------------------------------------------------------------
                              SAFECO Intermediate-Term U.S. Treasury Fund
---------------------------------------------------------------------------------------
 Shares:
 Sales               1,367       232      193       17      13      10
 Reinvestments          54        56        4        4       3       3
 Redemptions        (1,242)     (391)    (144)     (21)     (4)    (22)
                 ---------  --------  -------   ------   -----   -----
 Net Change            179      (103)      53        -      12      (9)
                 =========  ========  =======   ======   =====   =====
 Amounts:
 Sales           $  14,523  $  2,362  $ 2,036   $  168   $ 137   $ 107
 Reinvestments         576       566       45       42      26      26
 Redemptions       (13,187)   (3,927)  (1,518)    (207)    (38)   (217)
                 ---------  --------  -------   ------   -----   -----
 Net Change      $   1,912  $   (999) $   563   $    3   $ 125   $ (84)
                 =========  ========  =======   ======   =====   =====
---------------------------------------------------------------------------------------

   * For the period from October 31, 2001 (commencement of operations) through December 31, 2001.
  **  For the year ended December 31.
 *** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements

                     No-Load          Class A        Class B
                 -----------------  -------------  -------------
                    2001*    2000*  2001*  2000**  2001*  2000**
-----------------------------------------------------------------
                              SAFECO GNMA Fund
-----------------------------------------------------------------
 Shares:
 Sales              4,933      387     17      11      5      15
 Reinvestments        197      195      -       -      -       -
 Redemptions       (4,371)    (878)     -       -      -       -
                 --------  -------   ----   -----  -----   -----
 Net Change           759     (296)    17      11      5      15
                 ========  =======  ====   =====   =====  =====
 Amounts:
 Sales           $ 46,891  $ 3,325   $159   $ 102  $  50   $ 135
 Reinvestments      1,871    1,780      3       -      3       -
 Redemptions      (41,517)  (7,960)    (2)      -     (4)      -
                 --------  -------   ----   -----  -----   -----
 Net Change      $  7,245  $(2,855)  $160   $ 102  $  49   $ 135
                 ========  =======  ====   =====   =====  =====
-----------------------------------------------------------------
                          SAFECO Managed Bond Fund
-----------------------------------------------------------------
 Shares:
 Sales                271       81     88      42     45       7
 Reinvestments         19       20      4       3      4       4
 Redemptions         (141)    (242)   (27)    (53)   (30)    (38)
                 --------  -------   ----   -----  -----   -----
 Net Change           149     (141)    65      (8)    19     (27)
                 ========  =======  ====   =====   =====  =====
 Amounts:
 Sales           $  2,287  $   656   $739   $ 339  $ 378   $  54
 Reinvestments        163      163     36      24     32      32
 Redemptions       (1,188)  (1,940)  (225)   (421)  (251)   (302)
                 --------  -------   ----   -----  -----   -----
 Net Change      $  1,262  $(1,121)  $550   $ (58) $ 159   $(216)
                 ========  =======  ====   =====   =====  =====
-----------------------------------------------------------------
                   SAFECO California Tax-Free Income Fund
-----------------------------------------------------------------
 Shares:
 Sales              2,848    3,650      -       1     33      28
 Reinvestments        268      286      2       2      3       3
 Redemptions       (4,246)  (3,301)    (4)    (16)     -      (8)
                 --------  -------   ----   -----  -----   -----
 Net Change        (1,130)     635     (2)    (13)    36      23
                 ========  =======  ====   =====   =====  =====
 Amounts:
 Sales           $ 36,260  $42,821   $  5   $  11  $ 425   $ 320
 Reinvestments      3,378    3,328     23      24     35      30
 Redemptions      (53,916) (38,081)   (53)   (183)     -    (100)
                 --------  -------   ----   -----  -----   -----
 Net Change      $(14,278) $ 8,068   $(25)  $(148) $ 460   $ 250
                 ========  =======  ====   =====   =====  =====
-----------------------------------------------------------------

  *  For the year ended December 31.
 ** For the year ended December 31, 2000 for the Managed Bond and California Tax-Free Income Funds and for the period from April 30, 2000 (initial issue date of A & B shares) through December 31, 2000 for the GNMA Fund.

Notes to Financial Statements


                                No-Load              Class A            Class B
                          --------------------  ------------------  ----------------
                              2001*      2000*     2001*     2000*    2001*    2000*
----------------------------------------------------------------------------------------------------
                                       SAFECO Municipal Bond Fund
----------------------------------------------------------------------------------------------------
 Shares:
 Sales                        9,328      6,861        38        22       40        5
 Issued on Merger
 (Note 4)                     1,462          -         -         -        -        -
 Reinvestments                1,245      1,204         2         1        2        2
 Redemptions                 (9,623)    (8,738)      (24)      (20)      (3)     (60)
                          ---------  ---------  --------  --------  -------  -------
 Net Change                   2,412       (673)       16         3       39      (53)
                          =========  =========  ========  ========  =======  =======
 Amounts:
 Sales                    $ 130,987  $  90,639  $    535  $    300  $   564  $    60
 Value of Shares Issued
 on Merger (Note 4)          20,372          -         -         -        -        -
 Reinvestments               17,616     16,033        26        16       29       24
 Redemptions               (136,435)  (115,098)     (338)     (262)     (40)    (779)
                          ---------  ---------  --------  --------  -------  -------
 Net Change               $  32,540  $  (8,426) $    223  $     54  $   553  $  (695)
                          =========  =========  ========  ========  =======  =======
----------------------------------------------------------------------------------------------------

                                No-Load              Class A            Class B         Class C
                          --------------------  ------------------  ----------------  -------------
                              2001*      2000*     2001*     2000*    2001*    2000*  2001*  2000**
----------------------------------------------------------------------------------------------------
                                              SAFECO Money Market Fund
----------------------------------------------------------------------------------------------------
 Shares:
 Sales                      289,952    463,306    14,127    14,286    2,566      760     22     134
 Reinvestments                8,319     12,594       158       192       35       37      -       -
 Redemptions               (313,323)  (469,631)  (13,624)  (13,500)  (2,152)  (1,034)   (10)    (34)
                          ---------  ---------  --------  --------  -------  -------   ----    ----
 Net Change                 (15,052)     6,269       661       978      449     (237)    12     100
                          =========  =========  ========  ========  =======  =======   ====    ====
 Amounts:
 Sales                    $ 289,952  $ 463,306  $ 14,127  $ 14,286  $ 2,566  $   760     22    $134
 Reinvestments                8,319     12,594       158       192       35       37      -       -
 Redemptions               (313,323)  (469,631)  (13,624)  (13,500)  (2,152)  (1,034)   (10)    (34)
                          ---------  ---------  --------  --------  -------  -------   ----    ----
 Net Change               $ (15,052) $   6,269  $    661  $    978  $   449  $  (237)  $ 12    $100
                          =========  =========  ========  ========  =======  =======   ====    ====
----------------------------------------------------------------------------------------------------

 *  For the year ended December 31.
** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements


11. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. The Funds receive investment management and advisory services pursuant to an agreement with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

   Growth Opportunities,
   Equity, Dividend
   Income, Northwest,
   Balanced and U.S.        Small Company Value      International Stock
   Value Funds:             Fund:                    Fund
   ------------------------ -----------------------  -----------------------
   First $250 million  .70% First $250 million  .75% First $250 million 1.00%
   Next $500 million   .65  Next $500 million   .70  Next $500 million   .90
   Next $500 million   .60  Next $500 million   .65  Over $750 million   .80
   Over $1.25 billion  .55  Over $1.25 billion  .60
   ------------------------ -----------------------  -----------------------
                                                     Intermediate-Term U.S.
                            Small Company Growth     Treasury and GNMA
   U.S. Growth Fund:        Fund:                    Funds:
   ------------------------ -----------------------  -----------------------
   First $250 million  .80% First $250 million 1.00% First $250 million  .55%
   Next $500 million   .75  Over $250 million   .80  Next $500 million   .50
   Next $500 million   .70                           Next $500 million   .45
   Over $1.25 billion  .65                           Over $1.25 billion  .40
   ------------------------ -----------------------  -----------------------
                                                     Municipal and
   High-Yield Bond Fund:    Managed Bond Fund:       California Funds:
   ------------------------ -----------------------  -----------------------
   First $250 million  .65% First $750 million  .50% First $250 million  .50%
   Next $500 million   .55  Next $500 million   .45  Next $500 million   .45
   Over $750 million   .50  Over $1.25 billion  .40  Over $750 million   .40
   ------------------------ -----------------------  -----------------------
   Money Market Fund:
   ------------------------
   First $250 million  .50%
   Next $500 million   .45
   Next $500 million   .40
   Over $1.25 billion  .35
   ------------------------

SAFECO Asset Management Company pays sub-advisory fees for investment research and advice to the Bank of Ireland Asset Management Company (U.S.) Limited for the International Stock Fund and to Dresdner RCM Global Investors LLC for the Small Company Growth and U.S. Growth Funds.

Fund Accounting and Fund Administration Fees. SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

           Fund Accounting:                Fund Administration:
           ---------------------------     -------------------------------
           First $200 million    0.04%     First $200 million       0.05%
           Over $200 million     0.01      Over $200 million        0.01
           ---------------------------     -------------------------------

Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.

Notes to Financial Statements

Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2001 the SAFECO Growth Opportunities Fund had a 1.75% note payable to SAFECO Life Insurance Co. for $7,205,000. The note was repaid on January 4, 2002.

Line of Credit. The Trusts, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, have line of credit arrangements with certain financial institutions. Under these arrangements, $125 million is available to meet short-term financing needs. At December 31, 2001 no such borrowings were outstanding.

Affiliate Ownership. At December 31, 2001, SAFECO Insurance Company of America owned 450,000 shares (9% of outstanding shares) of the Northwest Fund and 500,000 shares (or 23%) of the Intermediate-Term U.S. Treasury Fund. SAFECO Asset Management Company owned 694,490 shares (or 29%) of the International Stock Fund. 519,268 shares (or 33%) of the Balanced Fund, 500,000 shares (or 61%) of the U.S. Value Fund, 500,000 shares (or 98%) of the Small Company Growth Fund, 500,000 shares (or 95%) of the U.S. Growth Fund and 452,103 shares (or 41%) of the Managed Bond Fund.

Deferred Offering Costs. Costs related to the initial offering of the Small Company Growth and U.S. Growth Funds have been deferred and are being amortized to operations on a straight-line basis over a period of twelve months. These costs were advanced by an affiliate and are being reimbursed by the Funds over a twelve-month period.

Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds (excluding the Small Company Growth and the U.S. Growth Funds) for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceed, on an annual basis, 0.30% of the average daily net assets for the Money Market and 0.40% for all other Funds. Beginning October 31, 2001 (commencement of operations) through December 31, 2002, SAFECO Asset Management Company voluntarily agreed to reimburse the Small Company Growth and the U.S. Growth Funds for operating expenses that exceed on an annual basis 0.60% of the Funds average daily net assets.

Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares during the year or period ended December 31, 2001:

                                      Commissions
(In Thousands)                           Retained
-------------------------------------------------
Growth Opportunities Fund                    $54
Equity Fund                                   47
Dividend Income Fund                           2
Northwest Fund                                20
International Stock Fund                      36
Balanced Fund                                  5
Small Company Value Fund                       4
U.S. Value Fund                                2
Small Company Growth Fund                      2
U.S. Growth Fund                               1
High Yield Bond Fund                           9
Intermediate-Term U.S. Treasury Fund           5
GNMA Fund                                      1
Managed Bond Fund                              8
Municipal Bond Fund                            7
-------------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Common Stock Trust (comprising the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, SAFECO U.S. Value Fund, SAFECO Small Company Growth Fund, and SAFECO U.S. Growth Fund), the SAFECO Taxable Bond Trust (comprising the SAFECO High-Yield Bond Fund, and SAFECO Intermediate-Term U.S. Treasury Bond Fund and SAFECO GNMA Fund), the SAFECO Managed Bond Trust (comprising the SAFECO Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising the SAFECO California Tax-Free Income Fund and SAFECO Municipal Bond Fund), and the SAFECO Money Market Trust (comprising the SAFECO Money Market Fund) as of December 31, 2001, and the related statements of operations, and changes in net assets and their respective financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust, the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust at December 31, 2001, the results of their operations and changes in their net assets and their respective financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.


                                        /s/ ERNST & YOUNG LLP

Seattle, Washington
January 25, 2002

Trustee and Officer Information

                                                                                 Number of
                                                                                 Portfolios
                                                                                     in
                         Position(s)   Term of Office                           Fund Complex
 Name, Address, and       Held with    and Length of   Principal Occupation(s)  Overseen by  Other Directorships
 Age                       Trusts       Time Served   During the Past 5 Years     Trustee      Held by Trustee
---------------------------------------------------------------------------------------------------------------------
 Barbara J. Dingfield  Trustee         Term: Age 72   Consultant. From 1994      25 SAFECO
 10865 Willows Road NE                 Time Served:   to 1999 she was the        Mutual
 Redmond, WA 98052                     11 years       Director of Community      Funds
 (56)                                                 Affairs for Microsoft
                                                      Corporation, Redmond,
                                                      Washington.

 Richard E. Lundgren   Trustee         Term: Age 72   Retired in 2000 from       25 SAFECO
 10865 Willows Road NE                 Time Served:   position as Director of    Mutual
 Redmond, WA 98052                     18 years       Marketing and Customer     Funds
 (64)                                                 Relations, Building
                                                      Materials Distribution,
                                                      Weyerhaeuser Company,
                                                      Tacoma, Washington.

 Larry L. Pinnt        Trustee         Term: Age 72   Retired Vice president     25 SAFECO       Director of Cascade
 10865 Willows Road NE                 Time Served:   and Chief Financial        Mutual          Natural Gas
 Redmond, WA 98052                     16 years       Officer of U.S. WEST       Funds           Corporation,
 67)                                                  Communications,                            Seattle, Washington.
                                                      Seattle, Washington.

 John W. Schneider     Trustee         Term: Age 72   President and sole         25 SAFECO
 10865 Willows Road NE                 Time Served:   owner of Wallingford       Mutual
 Redmond, WA 98052                     18 years       Group, Inc., Seattle,      Funds
 (60)                                                 Washington, a company
                                                      consulting on the
                                                      acquisition/disposition
                                                      and development of real
                                                      estate.

 Randall H. Talbot     Chairman and    Term: Age 72   President of SAFECO        25 SAFECO       Director of Netstock
 5069 154th Place NE   Trustee         Time Served:   Life Insurance Company     Mutual          Corporation,
 Redmond, WA 98052                     One year       since 1998. From 1975      Funds           Bellevue,
 (48)                                                 to 1998 he was                             Washington.
                                                      President and CEO of
                                                      Talbot Financial
                                                      Corporation.

 Roger F. Harbin       President       Term: One year Senior Vice President
 5069 154th Place NE                   Time Served:   of SAFECO Life
 Redmond, WA 98052                     Three Months   Insurance Company from
 (51)                                                 1992 to 1998. Since
                                                      1998, Executive Vice
                                                      President and Actuary
                                                      of SAFECO Life
                                                      Insurance Company. In
                                                      November 2001, named
                                                      Director and President
                                                      of SAFECO Services
                                                      Corporation, Director
                                                      of SAFECO Asset
                                                      Management Company,
                                                      Director and President
                                                      of SAFECO Securities,
                                                      Inc.

 Ronald L. Spaulding   Vice President  Term: One year Chairman of SAFECO
 Two Union Square      Treasurer       Time Served: 7 Asset Management
 601 Union Street                      years          Company; Treasurer and
 25th Floor                                           Chief Investment
 Seattle, WA 98101                                    Officer of SAFECO
 (57)                                                 Corporation; Vice
                                                      President of SAFECO
                                                      Insurance Companies;
                                                      Director, Vice
                                                      President and Treasurer
                                                      of First SAFECO Life
                                                      Insurance Company of
                                                      New York; former Senior
                                                      Portfolio Manager of
                                                      SAFECO Insurance
                                                      Companies and Portfolio
                                                      Manager for SAFECO
                                                      Mutual Funds.

 David H. Longhurst    Vice President, Term: One year Vice President,
 10865 Willows Road NE Secretary,      Time Served:   Treasurer, Controller
 Redmond, WA 98052     Controller      18 months      and Secretary of SAFECO
 (44)                                                 Asset Management
                                                      Company; Vice
                                                      President, Treasurer,
                                                      Controller and
                                                      Secretary of SAFECO
                                                      Services Corporation;
                                                      and Vice President,
                                                      Treasurer, Controller
                                                      and Secretary and
                                                      Financial Principal of
                                                      SAFECO Securities, Inc.
                                                      since July 2000.
                                                      Treasurer, Controller,
                                                      Secretary and Financial
                                                      Principal of SAFECO
                                                      Investment Services,
                                                      Inc. since March 2000;
                                                      Assistant Controller of
                                                      SAFECO Securities,
                                                      Inc., SAFECO Services
                                                      Corporation and SAFECO
                                                      Asset Management
                                                      Company from 1996 to
                                                      June 2000.

 Scott D. Murphy       Assistant       Term: One year Assistant Controller,
 10865 Willows Road NE Controller      Time Served:   SAFECO Asset Management
 Redmond, WA 98052                     18 months.     Company and SAFECO
 (40)                                                 Services Corporation
                                                      since June 2000.
                                                      Assistant Controller of
                                                      SAFECO Securities, Inc.
                                                      since May 2001. Former
                                                      Senior Vice President
                                                      and Chief Financial
                                                      Officer with Nichols
                                                      Brothers Boat Builders,
                                                      Inc., a commercial ship
                                                      building and repair
                                                      company, from April
                                                      1991 to April 2000.

 Susan Tracey          Assistant       Term: One year Tax Manager for SAFECO
 SAFECO Plaza          Secretary       Time Served:   Corporation. Assistant
 4333 Brooklyn Ave. NE                 One year       Secretary of SAFECO
 Seattle, WA 98185                                    Asset Management
 (51)                                                 Company, SAFECO
                                                      Securities, Inc. and
                                                      SAFECO Services
                                                      Corporation. She has
                                                      been employed by SAFECO
                                                      Corporation since 1987.

 Stephen Collier       Assistant       Term: One year Director of Taxation
 SAFECO Plaza          Secretary       Time Served:   and Vice President of
 4333 Brooklyn Ave. NE                 One year       SAFECO Corporation;
 Seattle, WA 98185                                    Assistant Secretary of
 (49)                                                 SAFECO Asset Management
                                                      Company, SAFECO
                                                      Securities, Inc. and
                                                      SAFECO Services
                                                      Corporation. He has
                                                      been an executive
                                                      officer of SAFECO
                                                      Corporation and
                                                      subsidiaries since
                                                      1991.

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at SAFECO Securities, Inc. 10865 Willows Road NE, Redmond, WA 98052. Telephone 1-800-624-5711 Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718.

SAFECO MUTUAL FUNDS

INVESTMENT ADVISOR
SAFECO Asset Management Company

DISTRIBUTOR
SAFECO Securities, Inc.

TRANSFER AGENT
SAFECO Services Corporation

CUSTODIAN
State Street Bank
Chase Manhattan Bank
(International Stock Fund)

FOR CLIENT SERVICES
1-800-528-6501

TTY/TDD
1-800-438-8718

*All telephone calls are tape-recorded for your protection.

For 24-Hour Automated Performance Information and Transactions
Nationwide: 1-800-835-4391

Mailing Address
SAFECO Mutual Funds
c/o NFDS
P.O. Box 219241
Kansas City, MO
64121-9241

Internet
www.safecofunds.com

Email
invest@safeco.com

[LOGO OF SAFECO CORPORATION]

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(R)A registered trademark of SAFECO Corporation
GMF-4068 02/02